Filed electronically with the Securities and Exchange Commission on February 13, 2004

                                                               File No. 33-11802
                                                               File No. 811-5002

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /    /

                           Pre-Effective Amendment No.                    /    /
                         Post-Effective Amendment No. 44
                                                      --                  /  X /
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                   /    /

                                Amendment No. 45
                                              --                          /  X /


                           Scudder Variable Series II
                           --------------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000
                                                           --------------

                            John Millette, Secretary
                           SCUDDER VARIABLE SERIES II
                            222 South Riverside Plaza
                             Chicago, Illinois 60606
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/    / Immediately upon filing pursuant to paragraph (b)
/    /  60 days after filing pursuant to paragraph (a)(1)
/    /  75 days after filing pursuant to paragraph (a)(2)
/    /  On _______________ pursuant to paragraph (b)
/    /  On _______________ pursuant to paragraph (a)(1)
/  X /  On May 1, 2004 pursuant to paragraph (a)(2) of Rule 485
/    /  On _______________ pursuant to paragraph (a)(3) of Rule 485

        If appropriate, check the following box:
/    /  This post-effective amendment designates a new effective date for a previously filed post-effective amendment

--------------------------------------------------------------------------------

Scudder Variable Series II


o  Scudder Aggressive Growth Portfolio                           o  Scudder Mercury Small Cap Value Portfolio

o  Scudder Blue Chip Portfolio                                   o  SVS Davis Venture Value Portfolio

o  Scudder Contrarian Value Portfolio                            o  SVS Dreman Financial Services Portfolio

o  Scudder Fixed Income Portfolio                                o  SVS Dreman High Return Equity Portfolio

o  Scudder Global Blue Chip Portfolio                            o  SVS Dreman Small Cap Value Portfolio

o  Scudder Government Securities Portfolio                       o  SVS Eagle Focused Large Cap Growth Portfolio

o  Scudder Growth Portfolio                                      o  SVS Focus Value+Growth Portfolio

o  Scudder High Income Portfolio                                 o  SVS Index 500 Portfolio

o  Scudder International Select Equity Portfolio                 o  SVS INVESCO Dynamic Growth Portfolio

o  Scudder Money Market Portfolio                                o  SVS Janus Growth And Income Portfolio

o  Scudder Small Cap Growth Portfolio                            o  SVS Janus Growth Opportunities Portfolio

o  Scudder Strategic Income Portfolio                            o  SVS MFS Strategic Value Portfolio

o  Scudder Technology Growth Portfolio                           o  SVS Oak Strategic Equity Portfolio

o  Scudder Total Return Portfolio                                o  SVS Turner Mid Cap Growth Portfolio

o  Scudder Mercury Large Cap Core Portfolio




Prospectus


May 1, 2004


Class A Shares



This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.


The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------

Table of Contents


                                                                                         Your Investment in the
How the Portfolios Work                                                                  Portfolios


  3   Scudder Aggressive Growth               71   SVS Davis Venture Value               127   Buying and Selling Shares
      Portfolio                                    Portfolio

                                                                                         129   How the Portfolios
Calculate
  8   Scudder Blue Chip Portfolio             75   SVS Dreman Financial Services               Share Price
                                                   Portfolio
 12   Scudder Contrarian Value                                                           128   Distributions
      Portfolio                               79   SVS Dreman High Return

                                                   Equity Portfolio                      129   Taxes

 16   Scudder Fixed Income
      Portfolio                               82   SVS Dreman Small Cap Value
                                                   Portfolio
 21   Scudder Global Blue Chip
      Portfolio                               86   SVS Eagle Focused Large Cap
                                                   Growth Portfolio
 25   Scudder Government
      Securities Portfolio                    90   SVS Focus Value+Growth
                                                   Portfolio
 29   Scudder Growth Portfolio
                                              94   SVS Index 500 Portfolio
 33   Scudder High Income Portfolio
                                              98   SVS INVESCO Dynamic
 38   Scudder International Select                 Growth Portfolio
      Equity Portfolio
                                             102   SVS Janus Growth And Income
 42   Scudder Money Market                         Portfolio
      Portfolio
                                             106   SVS Janus Growth
 45   Scudder Small Cap Growth                     Opportunities Portfolio
      Portfolio
                                             110   SVS MFS Strategic Value
 49   Scudder Strategic Income                     Portfolio
      Portfolio
                                             114   SVS Oak Strategic Equity
 55   Scudder Technology Growth                    Portfolio
      Portfolio
                                             118   SVS Turner Mid Cap Growth
 60   Scudder Total Return Portfolio               Portfolio


 65   Scudder Mercury Large Cap              122   Other Policies and Risks
      Core Portfolio

                                             123   Investment Advisor

 68   Scudder Mercury Small Cap
      Value Portfolio                        124   Portfolio Subadvisors




How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in a portfolio is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, so be aware that you could lose money.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Scudder Aggressive Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks capital appreciation through the use of aggressive investment techniques.

The portfolio normally invests at least 65% of total assets in equities -- mainly common stocks -- of US companies. Although the portfolio can invest in stocks of small, mid-sized and large companies and any market sector, it may invest in initial public offerings (IPOs) and in growth-oriented market sectors, such as the technology sector. In fact, the portfolio's stock selection methods may at times cause it to invest more than 25% of total assets in a single sector. A sector is made up of numerous industries.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Growth Orientation. The managers generally look for companies that they believe have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

The managers also look for companies in growing industries that have innovative products and services, repeat customers and control over costs and prices.

Top-down analysis. The managers consider the economic outlooks for various sectors and industries while looking for those that may benefit from changes in the overall business environment.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities and issuers represented.

To a limited extent, the managers may seek to take advantage of short-term trading opportunities that result from market volatility. For example, the managers may increase positions in favored companies when prices decline and may sell fully valued companies when prices rise.

The portfolio normally will sell a stock when the managers believe its price is unlikely to go much higher, its fundamental qualities have deteriorated, other investments offer better opportunities or to adjust its emphasis in a given industry.

Other Investments

While the portfolio invests mainly in US common stocks, it could invest up to 25% of total assets in foreign securities.

The managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although they don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. Stocks of small companies (including most that issue IPOs) can be highly volatile because their prices often depend on future expectations. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes and the fund may not be able to get an attractive price for them.

Sector Risk. To the extent that the portfolio invests in a given sector, any factors affecting that sector could affect portfolio securities. For example, technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Non-Diversification Risk. The fact that the portfolio is classified as non-diversified and can invest a larger percentage of assets in a given stock than a diversified portfolio, increases its risk, because any factors affecting a given company could affect portfolio performance.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other factors

o    growth stocks may be out of favor for certain periods

o foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

o    derivatives could produce disproportionate losses

This portfolio may be appropriate for long-term investors who can accept an above-average level of risk to their investment and who are interested in potentially higher returns.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class A shares compare with three broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


 2000        2001       2002       2003

-4.96       -21.76     -30.66


For the periods included in the bar chart:

Best Quarter: ___%, Q_ ____                     Worst Quarter: ____%, Q_ ____

2004 Total Return as of March 31: ___%

Average Annual Total Returns (%) as of 12/31/2003

                                 1 Year                Life of Portfolio*
--------------------------------------------------------------------------------

Portfolio -- Class A

Index 1

Index 2
--------------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Russell 3000 Growth Index, an unmanaged capitalization-weighted index containing the growth stocks in the Russell 3000 Index.


*   Since 5/1/99. Index comparisons begin 4/30/99.

In the bar chart, total return for 2000 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2000 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



Fee Table                                                               Class A
--------------------------------------------------------------------------------


Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                          0.75%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                          None
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
Total Annual Operating Expenses*
--------------------------------------------------------------------------------




* [Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of Scudder Aggressive Growth Portfolio to 0.95%.]


Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



Example                1 Year        3 Years       5 Years       10 Years
--------------------------------------------------------------------------------


Class A shares           $              $             $             $
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:


Audrey M.T. Jones                         Samuel A. Dedio                          Doris R. Klug

CFA, Managing Director of Deutsche Asset  Director of Deutsche Asset Management    CFA, Director of Deutsche Asset
Management and Portfolio Manager of the   and Portfolio Manager of the portfolio.  Management and Portfolio Manager
portfolio.                                                                         of the portfolio.
                                            o Joined Deutsche Asset Management in
  o Joined Deutsche Asset Management in       1999 after eight years of experience   o Joined Deutsche Asset Management in
    1986 and the portfolio in 2002.           as analyst at Ernst & Young, LLP,        2000 and the portfolio in 2002.
                                              Evergreen Asset Management and
  o Portfolio manager with a primary          Standard & Poor's Corp.                o Portfolio manager with a primary
    focus on the credit                                                                focus on the consumer and capital
    sensitive, communications services,     o Portfolio manager for US small- and      goods sectors.
    energy, process industries and            mid-cap equity and senior small-cap
    transportation sectors.                   analyst for technology.                o Vice President of Mutual of America
                                                                                       from 1993-2000.
  o Over 30 years of investment industry    o MS, American University, Kogod
    experience.                               School of Business.                    o Over 21 years of financial 2industry
                                                                                       experience.
  o BBA, Pace University Lubin School of    o Joined the portfolio in 2002.
    Business.                                                                        o MBA, Stern School of Business,
                                                                                       New York University.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Aggressive Growth Portfolio -- Class A

Scudder Blue Chip Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks growth of capital and income.


Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of large US companies that are similar in size to the companies in the S&P 500 Index (as of December 31, 2003, the S&P 500 Index had a median market capitalization of $___ billion) and that the portfolio managers believe are "blue chip" companies. Blue chip companies are large, well-known companies that typically have an established earnings and dividend history, easy access to credit, solid positions in their industries and strong management. The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index.


The portfolio managers look for "blue chip" companies whose stock price is attractive relative to potential growth. The managers use quantitative stock techniques and fundamental equity analysis to evaluate each company's stock price relative to the company's earnings, operating trends, market outlook and other measures of performance potential.

The managers may favor securities from different industries and companies at different times while still maintaining variety in terms of the industries and companies represented.

The managers will normally sell a stock when the managers believe its fundamental factors have changed, other investments offer better opportunities or in the case of adjusting its emphasis on or within a given industry.

Other Investments

While the portfolio invests mainly in US common stocks, it could invest up to 20% of net assets in foreign securities.

The managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although they don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of small or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Sector Risk. To the extent that the portfolio invests in a given sector, any factors affecting that sector could affect portfolio securities. For example, a rise in unemployment could hurt consumer goods makers, or the emergence of new technologies could hurt computer software or hardware companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends or other factors

o    growth stocks may be out of favor for certain periods

o foreign securities tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o    derivatives could produce disproportionate losses

Investors with long-term goals who are interested in a core stock investment may be interested in this portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class A shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares


THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

  1998       1999        2000        2001       2002       2003

  13.84      25.24       -7.84      -15.81     -22.11



For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: -%, Q

2004 Total Return as of March 31: %


Average Annual Total Returns (%) as of 12/31/2003


                               1 Year        5 Years        Life of Portfolio*
--------------------------------------------------------------------------------

Portfolio -- Class A

Index
--------------------------------------------------------------------------------



Index: Russell 1000 Index, an unmanaged capitalization-weighted price-only index composed of the largest-capitalized US companies whose common stocks are traded in the United States.

*    Since 5/1/97. Index comparison begins 4/30/97.

In the bar chart and table, total return for 1999 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



Fee Table                                                           Class A
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                      0.65%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                      None
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
Total Annual Operating Expenses*
--------------------------------------------------------------------------------


* [Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of Scudder Blue Chip Portfolio to 0.95%.]


Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



Example           1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------

Class A shares      $              $              $              $
--------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:




Janet Campagna                          Robert Wang

Managing Director of Deutsche Asset     Managing Director of Deutsche Asset
Management and Portfolio Manager of     Management and Portfolio Manager of
the portfolio.                          the portfolio.

  o Joined Deutsche Asset Management in   o Joined Deutsche Asset Management in
    1999 and the portfolio in 2003.         1995 as portfolio manager for asset
                                            allocation after 13 years of
  o Head of global and tactical asset       experience of trading fixed income
    allocation.                             and derivative securities at J.P.
                                            Morgan.
  o Investment strategist and manager
    of the asset allocation strategies    o Senior portfolio manager for Multi
    group for Barclays Global Investors     Asset Class Quantitative
    from 1994 to 1999.                      Strategies:  New York.

  o Over 15 years of investment            o Joined the portfolio in 2003.
    industry experience.

  o Master's degree in Social Science
    from California Institute of
    Technology.

  o Ph.D in Political Science from
    University of California at Irvine.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Blue Chip Portfolio -- Class A

Scudder Contrarian Value Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to achieve a high rate of total return.


The portfolio normally invests at least 65% of total assets in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000 Value Index (as of December 31, 2003, the Russell 1000 Value Index had a median market capitalization of $___ billion) and that the portfolio managers believe are undervalued. The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index. Although the portfolio can invest in stocks of any economic sector, at times it may emphasize the financial services sector or other sectors (in fact, it may invest more than 25% of total assets in a single sector).


The portfolio managers begin by screening for stocks whose price-to-earnings ratios are below the average for the S&P 500 Index. The managers then compare a company's stock price to its book value, cash flow and yield, and analyze individual companies to identify those that are financially sound and appear to have strong potential for long-term growth.

The managers assemble the portfolio from among the most attractive stocks, drawing on analysis of economic outlooks for various sectors and industries. The managers may favor securities from different sectors and industries at different times while still maintaining variety in terms of the sectors and industries represented.

The portfolio normally will sell a stock when it reaches a target price, its fundamental factors have changed or it has performed below the managers' expectations.

Other Investments

The managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although they don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US stock market. When large company stock prices fall, you should expect the value of your investment to fall as well. At times, large company stocks may not perform as well as stocks of smaller or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Sector Risk. To the extent that the portfolio focuses on one or more sectors, any factors affecting those sectors could affect portfolio securities. For example, financial services companies could be hurt by such factors as changing government regulations, increasing competition and interest rate movements.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends or other matters

o    value stocks may be out of favor for certain periods

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

o    derivatives could produce disproportionate losses

Investors seeking to diversify a growth-oriented portfolio or add a core holding to a value-oriented portfolio may want to consider this portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class A shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


      1997        1998       1999       2000        2001       2002       2003

      30.38      19.26      -10.21      16.13       1.87      -14.98


For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: -%, Q

2004 Total Return as of March 31: %



Average Annual Total Returns (%) as of 12/31/2003


                      1 Year              5 Years        Life of Portfolio*
-----------------------------------------------------------------------------
Portfolio -- Class A

Index
-----------------------------------------------------------------------------



Index: Russell 1000 Value Index, which consists of those stocks in the Russell 1000 Index that have a less-than-average growth orientation.

*    Since 5/1/96. Index comparison begins 4/30/96.

In the bar chart and table, total return for 1999 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



Fee Table                                                               Class A
--------------------------------------------------------------------------------


Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                          0.75%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                          None
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
Total Annual Operating Expenses*
--------------------------------------------------------------------------------

* [Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of Scudder Contrarian Value Portfolio to 0.80%.]


Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.




Example          1 Year        3 Years        5 Years        10 Years
-------------------------------------------------------------------------
Class A shares     $              $              $              $
-------------------------------------------------------------------------



The Portfolio Managers

The following people handle the day-to-day management of the portfolio:



Thomas Sassi                            Frederick L. Gaskin

Managing Director of Deutsche Asset     Senior Vice President of Deutsche Asset
Management and Co-Manager of the        Management and Co-Manager of the
portfolio. portfolio.

 o Joined Deutsche Asset Management in   o Joined Deutsche Asset Management in
   1990 and the portfolio in 1997.         1989 and the portfolio in 1997.

 o Over 31 years of investment industry  o Over 16 years of investment industry
   experience.                             experience.

 o MBA, Hofstra University.              o MBA, Babcock Graduate School of
                                           Management at Wake Forest University.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Contrarian Value Portfolio -- Class A

Scudder Fixed Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks high current income.

The portfolio pursues its goal by investing primarily in a diversified portfolio of fixed-income securities.


Under normal circumstances, the portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, determined at the time of purchase, in fixed income securities. The portfolio invests primarily in investment grade fixed income securities rated within the top three rating categories. The portfolio may invest up to 20% of its total assets in investment grade fixed income securities rated within the fourth highest rating category.

The portfolio can buy many types of fixed-income securities, including those of the US Treasury, as well as US government agencies and instrumentalities, corporate, mortgage-backed and asset-backed securities, taxable municipal and tax-exempt municipal bonds and liquid Rule 144A securities. Generally, the portfolio invests in US bonds or instruments, but up to 25% of total assets could be in US dollar-denominated securities of foreign issuers and governments.

The portfolio managers utilize a core US fixed-income strategy that seeks to add incremental returns to the Lehman Brothers Aggregate Bond Index. In managing the portfolio, the managers generally use a "bottom-up" approach. The managers focus on the securities and sectors they believe are undervalued relative to the market, rather than relying on interest rate forecasts. The managers seek to identify pricing inefficiencies of individual securities in the fixed-income market. Normally, the average duration of portfolio will be kept within 0.25 years of the duration of the Lehman Brothers Aggregate Bond Index.

Company research lies at the heart of the portfolio's investment process. In selecting individual securities for investment, the portfolio managers:

o assign a relative value, based on creditworthiness, cash flow and price, to each bond;

o determine the intrinsic value of each issue by examining credit, structure, option value and liquidity risks. The managers look to exploit any inefficiencies between intrinsic value and market trading price;

o use credit analysis to determine the issuer's ability to pay interest and repay principals on its bonds; and

o subordinate sector weightings to individual bonds that may add above-market value.

Portfolio Maturity. The managers intend to maintain a dollar weighted effective average portfolio maturity of five to ten years. Subject to its portfolio maturity policy, the portfolio may purchase individual securities with any stated maturity. The dollar weighted average portfolio maturity may be shorter than the stated maturity due to several factors, including but not limited to prepayment patterns, call dates and put features. In implementing this strategy, the portfolio may experience a high portfolio turnover rate.


The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you receive from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise and increase in value when interest rates decline. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) The longer the effective maturity of the portfolio's securities, the more sensitive it will be to interest rate changes. In addition to general risks associated with changing interest rates, the portfolio may also be subject to additional, specific risks. As interest rates decline, the issuers of securities held by the portfolio may prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This prepayment may reduce the portfolio's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the portfolio's duration and reducing the value of the security. Because the portfolio may invest in mortgage-related securities, it is more vulnerable to both of these risks.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment grade bonds. In some cases, bonds may decline in credit quality or go into default.

Market Risk. Deteriorating market conditions might cause a general weakness in the market that reduces the overall level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the portfolio by reducing the relative attractiveness of bonds as an investment. Also, to the extent that the portfolio emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Foreign Investing Risk. The risks of investing in foreign securities are generally greater than those of investing in domestic securities. A foreign government could expropriate or nationalize assets, impose withholding or other taxes on dividend, interest or other payments and prohibit transactions in the country's currency. In many foreign countries, securities markets are less liquid, more volatile and subject to less stringent government regulation than US securities markets.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers, industries or other matters

o at times, market conditions might make it hard to value some investments. As a result, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates the price of its securities, you may not receive the full market value for your portfolio shares when you sell.


This portfolio is designed for individuals who are seeking to earn higher current income than an investment in money market mutual funds may provide.


Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.


The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class A shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.


This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares


THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


    1997        1998       1999       2000        2001       2002       2003

    9.04        7.93      -2.06       9.90        5.71       8.01



For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: -%, Q

2004 Total Return as of March 31: %

Average Annual Total Returns (%) as of 12/31/2003

                        1 Year            5 Years         Life of Portfolio*
--------------------------------------------------------------------------------

Portfolio -- Class A

Index
--------------------------------------------------------------------------------


Index: Lehman Brothers Aggregate Bond Index, an unmanaged market value-weighted measure of treasury issues, agency issues, corporate issues and mortgage securities.


*    Since 5/1/96. Index comparisons begin 4/30/96.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



Fee Table                                                      Class A
---------------------------------------------------------------------------


Annual Operating Expenses, deducted from portfolio assets
---------------------------------------------------------------------------
Management Fee                                                 0.60%
---------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                 None
---------------------------------------------------------------------------
Other Expenses
---------------------------------------------------------------------------
Total Annual Operating Expenses*
---------------------------------------------------------------------------

* [Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of Scudder Fixed Income Portfolio to 0.80%.]


Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



Example               1 Year        3 Years        5 Years        10 Years
------------------------------------------------------------------------------
Class A shares          $              $              $              $
------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:




Gary W. Bartlett                          Warren S. Davis                         Thomas Flaherty

CFA, Managing Director of Deutsche Asset  Director of Deutsche Asset Management   Managing Director of Deutsche Asset
Management and Lead Manager of the        and Portfolio Manager of the portfolio. Management and Portfolio Manager of
portfolio.                                                                        the portfolio.
                                            o Joined Deutsche Asset Management in
  o Joined Deutsche Asset Management in       1995 and the portfolio in 2002.       o Joined Deutsche Asset Management in
    1992 and the portfolio in 2002.                                                   1995 and the portfolio in 2002.
                                            o Began investment career in 1985.
  o Began investment career in 1982.                                                o Began investment career in 1984.
                                            o MBA, Drexel University.
  o MBA, Drexel University.                                                        Andrew P. Cestone
                                          Daniel R. Taylor
J. Christopher Gagnier                                                            Managing Director of Deutsche Asset
                                          CFA, Managing Director of Deutsche      Management and Portfolio Manager of
Managing Director of Deutsche Asset       Asset Management and Portfolio Manager  the portfolio.
Management and Portfolio Manager of the   of the portfolio.
portfolio.                                                                          o Joined Deutsche Asset Management in
                                            o Joined Deutsche Asset Management in     1998 and the portfolio in 2002.
  o Joined Deutsche Asset Management          1998 and the portfolio in 2002.
    in 1997 and the portfolio in 2002.                                              o Prior to that, Investment Analyst,
                                            o Prior to that, fixed income             Phoenix Investment Partners, from
  o Prior to that, portfolio manager,         portfolio manager, asset-backed         1997 to 1998.
    Paine Webber (1984-1997).                 securities analyst and senior
                                              credit analyst, CoreStates            o Prior to that, Credit Officer,
  o Began investment career in 1979.          Investment Advisors, from 1992 to       asset based lending group,
                                              1998.                                   Fleet Bank, from 1995 to 1997.
  o MBA, University of Chicago.


Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Fixed Income Portfolio -- Class A

Scudder Global Blue Chip Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term capital growth.

Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of companies throughout the world that the portfolio managers believe are "blue chip" companies. Blue chip companies are large, well known companies that typically have an established earnings and dividends history, easy access to credit, solid positions in their industries and strong management. Although the portfolio may invest in any country, it primarily focuses on countries with developed economies (including the US).

In choosing stocks, the portfolio managers look for those blue-chip companies that appear likely to benefit from global economic trends or have promising new technologies or products.

The managers may favor securities from different countries and industries at different times, while still maintaining variety in terms of the countries and industries represented.

The portfolio normally will sell a stock when the managers believe it has reached its fair value, when its fundamental factors have changed or when adjusting its exposure to a given country or industry.

Other Investments

While most of the portfolio's equities are common stocks, some may be other types of equities, such as convertible stocks or preferred stocks. While the portfolio invests mainly in developed countries, it may invest up to 15% of total assets in emerging market debt or equity securities (of which 5% of total assets may be junk bonds, i.e., grade BB/Ba and below). Compared to investment grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.

The managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although they don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case US and foreign stock markets. When US and foreign stock prices fall, especially prices of large company stocks, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, countries, industries, companies or other factors

o    derivatives could produce disproportionate losses

o    at times, market conditions might make it hard to value some investments

If you are interested in large-cap stocks and want to look beyond US markets, this portfolio may be appropriate for you.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class A shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares



THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


     1999       2000        2001       2002       2003

     26.70       -3.36      -15.48     -15.77

For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: -%, Q

2004 Total Return as of March 31: %


Average Annual Total Returns (%) as of 12/31/2003


                         1 Year            5 Years        Life of Portfolio*
--------------------------------------------------------------------------------
Portfolio -- Class A

Index
--------------------------------------------------------------------------------


Index: MSCI World Index, an unmanaged capitalization-weighted measure of stock markets around the world, including North America, Europe, Australia and Asia.

*   Since 5/5/98. Index comparison begins 4/30/98.

In the bar chart, total returns for 1999 and 2000 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2000 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



Fee Table                                                          Class A
-------------------------------------------------------------------------------


Annual Operating Expenses, deducted from portfolio assets
-------------------------------------------------------------------------------
Management Fee                                                     1.00%
-------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                     None
-------------------------------------------------------------------------------
Other Expenses
-------------------------------------------------------------------------------
Total Annual Operating Expenses*
-------------------------------------------------------------------------------

* [Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of Scudder Global Blue Chip Portfolio to 1.56%.]


Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period.. This is only an example; actual expenses will be different.




Example               1 Year        3 Years        5 Years        10 Years
------------------------------------------------------------------------------
Class A shares          $              $              $              $
------------------------------------------------------------------------------



The Portfolio Managers

The following people handle the day-to-day management of the portfolio:




Steve M. Wreford                          Oliver Kratz

Director of Deutsche Asset                Director of Deutsche Asset
Management and Co-Manager of the          Management and Co-Manager of the
portfolio.                                portfolio.

  o Joined Deutsche Asset Management in    o Joined Deutsche Asset Management in
    2000 and the portfolio in 2002.          1996 and the portfolio in 2003.

  o Responsible for European               o Head of global portfolio selection
    Telecommunications Research.             team for Alpha Emerging Markets
                                             Equity: New York.
  o Prior to that, five years of
    experience as a telecommunication and  o Prior to that, two years of
    technology equity analyst for CCF        experience at Merrill Lynch, Brown
    International, New York;                 Brothers Harriman and McKinsey &
    CCF Charterhouse, London and as a        Co.; authored Frontier Emerging
    management consultant for KPMG, UK.      Markets Securities Price Behavior
                                             and Valuation; Kluwers Academic
  o Chartered Accountant, UK (US CPA         Publishers, 1999.
    equivalent).
                                          o  MALD and Ph.D from The Fletcher
                                             School, administered jointly by
                                             Harvard University and Tufts
                                             University.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Global Blue Chip Portfolio -- Class A

Scudder Government Securities Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks high current income consistent with preservation of capital.

Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in US government securities and repurchase agreements of US government securities. US government-related debt instruments in which the portfolio may invest include:

o    direct obligations of the US Treasury; and

o securities issued or guaranteed, as to their payment of principal and interest, by US government agencies or government sponsored entities.

In deciding which types of government bonds to buy and sell, the portfolio managers first consider the relative attractiveness of Treasuries compared to other US government and agency securities and determine allocations for each. Their decisions are generally based on a number of factors, including interest rate outlooks and changes in supply and demand within the bond market.

In choosing individual bonds, the managers review each bond's fundamentals, compare the yields of shorter maturity bonds to those of longer maturity bonds and use technical analysis to project prepayment rates and other factors that could affect a bond's attractiveness.

The managers may adjust the duration (a measure of sensitivity to interest rate movements) of the portfolio, depending on their outlook for interest rates.

Credit Quality Policies

This portfolio normally invests all of its assets in securities issued or guaranteed by the US government, its agencies or instrumentalities. These securities are generally considered to be among the very highest quality securities.

Other Investments

The managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although they don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise and increase in value when interest rates decline. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) The longer the effective maturity of the portfolio's securities, the more sensitive it will be to interest rate changes. In addition to general risks associated with changing interest rates, the portfolio may also be subject to additional, specific risks. As interest rates decline, the uses of securities held by the portfolio may prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. The prepayment may reduce the portfolio's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the portfolio's duration and reducing the value of the security. Because the portfolio may invest in mortgage-related securities, it is more vulnerable to both of these risks.

Agency Risk. Some securities issued by US government agencies or instrumentalities are supported only by the credit of that agency or instrumentality while other government securities have an additional line of credit with the US Treasury. There is no guarantee that the US government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. The full faith and credit guarantee of the US government doesn't protect the portfolio against market-driven declines in the prices or yields of these securities, nor does it apply to shares of the portfolio itself.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers or other factors

o    derivatives could produce disproportionate losses

This portfolio may appeal to investors who want a portfolio that searches for attractive yields generated by US government securities.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.


The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class A shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.


This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares




THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 1994        1995       1996       1997        1998       1999       2000        2001       2002       2003

-2.74       18.98       2.56       8.96        7.03       0.68       10.93       7.48       8.05

For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: -%, Q

2004 Total Return as of March 31: %



Average Annual Total Returns (%) as of 12/31/2003


                           1 Year          5 Years                     10 Years
--------------------------------------------------------------------------------
Portfolio -- Class A

Index
--------------------------------------------------------------------------------

Index: Lehman Brothers GNMA Index, an unmanaged market value-weighted measure of all fixed rate securities backed by mortgage pools of the Government National Mortgage Association.*


In the bar chart and table, total return for 2000 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



Fee Table                                                             Class A
--------------------------------------------------------------------------------


Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.55%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                        None
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
Total Annual Operating Expenses
--------------------------------------------------------------------------------



Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period.. This is only an example; actual expenses will be different.



Example                     1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------


Class A shares                $              $              $              $
--------------------------------------------------------------------------------




The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

  Sean McCaffrey                            William Chepolis

  CFA, Managing Director of Deutsche        CFA, Managing Director of Deutsche
  Asset Management and Co-Manager of the    Asset Management and Co-Manager of
  portfolio.                                the portfolio.

   o Joined Deutsche Asset Management in     o Joined Deutsche Asset Management
     1996 after five years of experience       in 1998 after 18 years of
     as fixed income analyst at Fidelity       experience as vice president and
     Investments.                              portfolio manager for Norwest
                                               Bank where he managed the bank's
   o Portfolio manager for structured          fixed income and foreign exchange
     and quantitatively based active           portfolios.
     investment-grade and enhanced fixed
     income strategies underlying retail     o Portfolio Manager and Head of the
     mutual fund and institutional             Rates Sector Specialty Fixed
     mandates.                                 Income Team: New York.


   o Head of the Fixed Income Enhanced       o Joined the portfolio in 2002.
     Strategies & Mutual Funds Team: New
     York.


   o MBA, Yale University.

   o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Government Securities Portfolio -- Class A

Scudder Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks maximum appreciation of capital.


The portfolio normally invests at least 65% of total assets in common stocks of large US companies that are similar in size to the companies in the Russell 1000 Growth Index (as of December 31, 2003, the Russell 1000 Growth Index had a median market capitalization of $___ billion). The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index.


In choosing stocks, the portfolio managers look for individual companies that have strong product lines, effective management and leadership positions within core markets. The managers also analyze each company's valuation, stock price movements and other factors.

Based on the above analysis, the managers classify stocks as follows:

Stable Growth (typically at least 70% of portfolio): companies with strong business lines and potentially sustainable earnings growth

Accelerating Growth (typically up to 25% of portfolio): companies with a history of strong earnings growth and the potential for continued growth

Special Situations (typically up to 15% of portfolio): companies that appear likely to become Stable Growth or Accelerating Growth companies through a new product launch, restructuring, change in management or other catalyst

The managers intend to keep the portfolio's holdings diversified across industries and companies, and generally keep its sector weightings similar to those of the Russell 1000 Growth Index.

The portfolio normally will sell a stock when the managers believe its earnings potential or its fundamental qualities have deteriorated or when other investments offer better opportunities.

Other Investments

While the portfolio invests mainly in US common stocks, it could invest up to 25% of total assets in foreign securities.

The managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although they don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the growth portion of the US stock market. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Growth Investing Risk. Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Foreign Securities. Foreign securities may be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, sectors, economic trends, the relative attractiveness of different sizes of stocks or other factors

o    derivatives could produce disproportionate losses

This portfolio may be suitable for investors who want a moderate to aggressive long-term growth portfolio with a large-cap emphasis.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class A shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares




THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

    1994        1995       1996       1997        1998       1999       2000        2001       2002       2003

   -4.62       32.97      21.63       21.34      15.10      37.12      -19.06      -22.34     -29.41


For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: -%, Q

2004 Total Return as of March 31: %



Average Annual Total Returns (%) as of 12/31/2003

                             1 Year              5 Years              10 Years
--------------------------------------------------------------------------------
Portfolio -- Class A

Index
--------------------------------------------------------------------------------



Index: Russell 1000 Growth Index, an unmanaged index composed of common stocks of larger US companies with greater-than-average growth orientation.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



Fee Table                                                     Class A
--------------------------------------------------------------------------


Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------
Management Fee                                                0.60%
--------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                None
--------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------
Total Annual Operating Expenses
--------------------------------------------------------------------------



Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period.. This is only an example; actual expenses will be different.



Example             1 Year        3 Years        5 Years        10 Years
----------------------------------------------------------------------------


Class A shares        $              $              $              $
----------------------------------------------------------------------------



The Portfolio Managers

The following people handle the day-to-day management of the portfolio:


Julie M. Van Cleave, CFA                  Jack A. Zehner                          Thomas J. Schmid, CFA
Managing Director of Deutsche Asset       Director of Deutsche Asset Management   Director of Deutsche Asset Management
Management and Co-Manager of the          and Co-Manager of the portfolio.        and Co-Manager of the portfolio.
portfolio.
                                            o Joined Deutsche Asset Management       o Joined Deutsche Asset Management
  o Joined Deutsche Asset Management and      and the portfolio in 2002.               and the portfolio in 2002.
    the portfolio in 2002.
                                            o Previous experience includes eight     o Previous experience includes 15
  o Head of Large Cap Growth Portfolio        years' investment industry               years' investment industry
    Selection Team.                           experience at Mason Street Advisors      experience, most recently as
                                              where he served most recently as         Director -- Common Stock at Mason
  o Previous experience includes 18           Director -- Common Stock.                Street Advisors.
    years' investment industry experience
    at Mason Street Advisors, most          o MBA, Marquette University.             o MBA, University of Chicago.
    recently serving as Managing Director
    and team leader for the large cap
    investment team.

  o MBA, University of Wisconsin --
    Madison.


Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Growth Portfolio -- Class A

Scudder High Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide a high level of current income.

Under normal circumstances, the portfolio generally invests at least 65% of net assets, plus the amount of any borrowings for investment purposes, in lower rated, high yield/high risk fixed-income securities, often called junk bonds. Generally, the portfolio invests in bonds from US issuers, but up to 25% of total assets could be in bonds from foreign issuers.

In deciding which securities to buy and sell to achieve income and capital appreciation, the portfolio manager analyzes securities to determine which appear to offer reasonable risk compared to their potential return. To do this, they rely on extensive independent analysis, favoring the bonds of companies whose credit is gaining strength or who they believe are unlikely to default.

Based on their analysis of economic and market trends, the manager may favor bonds from different segments of the economy at different times, while still maintaining variety in terms of the types of bonds, companies and industries represented. For example, the manager typically favors subordinated debt (which has higher risks and may pay higher returns), but may emphasize senior debt if they expect an economic slowdown.

The manager may adjust the duration (a measure of sensitivity to interest rate movements) of the portfolio, depending on his outlook for interest rates.

Credit Quality Policies

The portfolio normally invests at least 65% of net assets in junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below). Compared to investment grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.

Other Investments

The manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although he doesn't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment grade bonds. In some cases, bonds may decline in credit quality or go into default. Because this portfolio may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise and increase in value when interest rates decline. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) The longer the effective maturity of the portfolio's securities, the more sensitive it will be to interest rate changes. In addition to general risks associated with changing interest rates, the portfolio may also be subject to additional, specific risks. As interest rates decline, the issuers of securities held by the portfolio may prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This prepayment may reduce the portfolio's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the portfolio's duration and reducing the value of the security.

Market Risk. Deteriorating market conditions might cause a general weakness in the market that reduces the overall level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the portfolio by reducing the relative attractiveness of bonds as an investment. Also, to the extent that the portfolio emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Foreign Investing Risk. The risks of investing in foreign securities are generally greater than those of investing in domestic securities. A foreign government could expropriate or nationalize assets, impose withholding or other taxes on dividend, interest or other payments and prohibit transactions in the country's currency. In many foreign countries, securities markets are less liquid, more volatile and subject to less stringent government regulation than US securities markets. Because the portfolio may also invest in emerging markets, these political and market risks are even higher. Additionally, because the portfolio invests in foreign currencies and in securities denominated in foreign currencies, it is subject to the risk that changes in foreign exchange rates will affect the US dollar amount of income or gain received on these investments.

Pricing Risk. At times, market conditions might make it hard to value some investments. As a result, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates the price of its securities, you may not receive the full market value for your portfolio shares when you sell.

Other factors that could affect performance include:

o the manager could be wrong in his analysis of economic trends, issuers, industries or other factors

o    derivatives could produce disproportionate losses

Investors who seek high current income and can accept risk of loss of principal may be interested in this portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class A shares compare with two broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares




THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

    1994        1995       1996       1997        1998       1999       2000        2001       2002       2003

   -2.24       17.40      14.06       11.61       1.45       2.15       -8.68       2.63      -0.30

For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: -%, Q

2004 Total Return as of March 31: %



Average Annual Total Returns (%) as of 12/31/2003

                             1 Year              5 Years              10 Years
--------------------------------------------------------------------------------
Portfolio -- Class A

Index 1

Index 2
--------------------------------------------------------------------------------



Index 1: Salomon Smith Barney Long-Term High Yield Bond Index, an unmanaged index that is on a total return basis with all dividends reinvested and is composed of high-yield bonds with a par value of $50 million or higher and a remaining maturity of ten years or longer rated BB+ or lower by Standard & Poor's Corporation or Ba1 or lower by Moody's Investors Service, Inc.

Index 2: CSFB High Yield Index (formerly DLJ High Yield Index), an unmanaged index that is market-weighted, including publicly traded bonds having a rating below BBB by S&P and Moody's.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.


Fee Table                                                         Class A
------------------------------------------------------------------------------


Annual Operating Expenses, deducted from portfolio assets
------------------------------------------------------------------------------
Management Fee                                                    0.60%
------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                    None
------------------------------------------------------------------------------
Other Expenses
------------------------------------------------------------------------------
Total Annual Operating Expenses
------------------------------------------------------------------------------



Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period.. This is only an example; actual expenses will be different.



Example                    1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------


Class A shares               $              $              $              $
--------------------------------------------------------------------------------


The Portfolio Manager

The following person handles the day-to-day management of the portfolio:


Andrew P. Cestone
Managing Director of Deutsche Asset
Management and Lead Manager of the
portfolio.


  o Joined Deutsche Asset Management in
    1998 and the portfolio in 2002.

  o Prior to that, investment analyst,
    Phoenix Investment Partners, from 1997
    to 1998.

  o Prior to that, credit officer, asset
    based lending group, Fleet Bank, from
    1995 to 1997.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder High Income Portfolio -- Class A

Scudder International Select Equity Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks capital appreciation.

The portfolio seeks to achieve its investment objective by investing in a focused list of approximately 40 stocks that the portfolio managers believe have the greatest upside potential on a rolling 12 month basis. The portfolio managers use an entirely bottom-up approach, with no active allocation between countries, regions or industries.

Under normal circumstances, the portfolio invests at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in equity securities and other securities with equity characteristics. At least 50% of the portfolio's assets will be invested in securities that are represented in the MSCI EAFE Index. However, the portfolio may invest up to 50% of its total assets in non-Index securities of companies located in the countries that make up the Index, such as Germany, Australia, Singapore and Japan. The portfolio invests in securities of issuers with a minimum market capitalization of $500 million.

To further narrow the pool of potential stocks, the managers use bottom-up analysis, looking for companies that seem poised for business improvement, whether through a rebound in their markets, a change in business strategy or other factors. The managers also draw on fundamental investment research to assemble the portfolio, looking at earnings, management and other factors of the qualifying stocks. Additionally, the managers assess the economic outlooks for various industries and the risk characteristics and potential volatility of each stock.

The managers also look for significant changes in the business environment, with an eye toward identifying industries that may benefit from these changes.

The managers may favor securities from different countries and industries at different times, while still maintaining variety in terms of the countries, industries and companies represented.

The managers will normally sell a stock when they believe it has reached its fair value, other investments offer better opportunities or when adjusting its exposure to a given industry or country.

Other Investments

While most of the portfolio's equities are common stocks, some may be other types of equities, such as convertible stocks or preferred stocks. The portfolio may also invest up to 20% of assets in investment-grade debt securities.

The managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although they don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case foreign stock markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. To the extent that the portfolio emphasizes a given area, such as Europe, or a given industry, factors affecting that market or industry will affect performance. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, countries, industries, companies or other factors

o    derivatives could produce disproportionate losses

o    at times, market conditions might make it hard to value some investments

If you are interested in large-cap stocks and want to look beyond US markets, this portfolio may be appropriate for you.

This portfolio may appeal to investors who are seeking high capital appreciation and are willing to accept the risks of investing in the stocks of foreign companies.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

Prior to May 1, 2002, the portfolio was named Scudder International Research Portfolio and operated with a different goal and investment strategy. Prior to May 1, 2001, the portfolio was named Kemper International Portfolio and operated with a different goal and investment strategy than the portfolio or Scudder International Research Portfolio. Performance would have been different if the portfolio's current policies had been in effect.


The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class A shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.


This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares




THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

    1994        1995       1996       1997        1998       1999       2000        2001       2002       2003

   -3.59       12.83      16.49       9.46       10.02      45.71      -20.49      -24.43     -13.48

For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: -%, Q

2004 Total Return as of March 31: %

Average Annual Total Returns (%) as of 12/31/2003

                       1 Year             5 Years                       10 Years
--------------------------------------------------------------------------------
Portfolio -- Class A

Index
--------------------------------------------------------------------------------

Index: MSCI EAFE + EMF Index (Morgan Stanley Capital International Europe, Australasia, Far East and Emerging Market Free Index), an unmanaged index generally accepted as a benchmark for performance of major overseas markets, plus emerging markets.


How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



Fee Table                                                          Class A
-------------------------------------------------------------------------------


Annual Operating Expenses, deducted from portfolio assets
-------------------------------------------------------------------------------
Management Fee                                                     0.75%
-------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                     None
-------------------------------------------------------------------------------
Other Expenses
-------------------------------------------------------------------------------
Total Annual Operating Expenses
-------------------------------------------------------------------------------



Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period.. This is only an example; actual expenses will be different.



Example                     1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------


Class A shares                $              $              $              $
--------------------------------------------------------------------------------



The Portfolio Managers

Deutsche Asset Management Investment Services Ltd., an affiliate of the advisor, is the subadvisor to the portfolio. The following people handle the day-to-day management of the portfolio:

Alex Tedder                               Clare Gray                              Marc Slendebroek
Managing Director of Deutsche Asset       CFA, Director of Deutsche Asset         Director of Deutsche Asset Management
Management and Lead Manager of            Management and Co-Manager of the        and Co-Manager of the portfolio.
the portfolio.                            portfolio.
                                                                                    o Joined Deutsche Asset Management in
  o Joined Deutsche Asset Management        o Joined Deutsche Asset Management in     1994 and the portfolio in 2002.
    in 1994 after 4 years of experience       1993 and the portfolio in 2002.
    managing European equities as well as                                           o Over 13 years of investment
    responsibility for insurance sector     o Portfolio manager with primary          industry experience.
    at Schroder Investment Management.        focus on European markets and
                                              senior analyst covering global        o MA, University of Leiden
  o Head of International Select Equity       telecommunications and pulp and         (Netherlands).
    strategy; portfolio manager and           paper.
    analyst for Core EAFE
    strategy: London.                       o 10 years of investment industry
                                              experience.
  o MA, Freiburg University.

  o Joined the portfolio in 2002.


Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Prior to May 1, 2002, the portfolio was named Scudder International Research Portfolio and operated with a different goal and investment strategy. Prior to May 1, 2001, the portfolio was named Kemper International Portfolio and operated with a different goal and investment strategy than the portfolio or Scudder International Research Portfolio. Performance would have been different if the portfolio's current policies had been in effect.

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder International Select Equity Portfolio -- Class A

Scudder Money Market Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks maximum current income to the extent consistent with stability of principal.

The portfolio invests exclusively in high-quality short-term securities, as well as repurchase agreements.

The portfolio may buy securities from many types of issuers, including the US government, corporations and municipalities. The portfolio may invest more than 25% of net assets in government securities and instruments issued by domestic banks. For purposes of this 25% investment policy, domestic banks include US banks and certain US branches of foreign banks. The portfolio may also invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the portfolio buys must meet the rules for money market portfolio investments (see below).

The portfolio seeks to maintain a stable $1.00 share price to preserve the value of the investment.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlook and possible interest rate movements. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to decline.

Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable share price, these rules limit money market funds to particular types of securities. Some of these rules include the following:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit ratings (or, if unrated, of comparable quality) for short-term securities and be denominated in US dollars

The Main Risks of Investing in the Portfolio

There are several risk factors that could affect the performance of the portfolio.

As with most money market funds, the most important factor is short-term interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio's performance. To the extent that the portfolio emphasizes certain sectors of the short-term securities market, the portfolio increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable US securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other factors

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates

o over time, inflation may erode the real value of an investment in the portfolio

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

This portfolio may be of interest to investors who want a broadly diversified money market fund.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio's Class A shares. The performance of the portfolio varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares





THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

    1994        1995       1996       1997        1998       1999       2000        2001       2002       2003

    3.95        5.66       5.03       5.25        5.15       4.84       6.10        3.75       1.35

For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: -%, Q

2004 Total Return as of March 31: %



Average Annual Total Returns (%) as of 12/31/2003

                          1 Year             5 Years                    10 Years
--------------------------------------------------------------------------------

Portfolio -- Class A
--------------------------------------------------------------------------------


7-day yield as of December 31, 2003: __%

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



Fee Table                                                      Class A
---------------------------------------------------------------------------


Annual Operating Expenses, deducted from portfolio assets
---------------------------------------------------------------------------
Management Fee                                                 0.50%
---------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                 None
---------------------------------------------------------------------------
Other Expenses
---------------------------------------------------------------------------
Total Annual Operating Expenses
---------------------------------------------------------------------------



Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period.. This is only an example; actual expenses will be different.



Example                     1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------

Class A shares                $              $              $              $
--------------------------------------------------------------------------------



The Portfolio Managers

A group of investment professionals is responsible for the day-to-day management of the portfolio. These investment professionals have a broad range of experience managing money market funds.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Money Market Portfolio -- Class A

Scudder Small Cap Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks maximum appreciation of investors' capital.


Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in small capitalization stocks similar in size to those comprising the Russell 2000 Growth Index (as of December 31, 2003, the Russell 2000 Growth Index had a median market capitalization of $___ million). The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index.


In choosing stocks, the portfolio managers look for individual companies with a history of revenue growth, effective management and strong balance sheets, among other factors. In particular, the manager seeks companies that may benefit from technological advances, new marketing methods and economic and demographic changes.

The managers also consider the economic outlooks for various sectors and industries, typically favoring those where high growth companies tend to be clustered, such as medical technology, software and specialty retailing.

The managers may favor securities from different industries and companies at different times, while still maintaining variety in terms of the industries and companies represented.

The portfolio normally will sell a stock when the managers believe its price is unlikely to go much higher, its fundamental qualities have deteriorated or other investments offer better opportunities. The portfolio also may sell securities of companies that have grown in market capitalization above the maximum of the Russell 2000 Growth Index, as necessary to keep focused on smaller companies.

Other Investments

While the portfolio invests mainly in US stocks, it could invest up to 25% of total assets in foreign securities.

The managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although they don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the small company portion of the US stock market. When prices of these stocks decline, you should expect the value of your investment to decline as well. Small stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies and the valuation of their stocks often depends on future expectations. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Sector Risk. To the extent that the portfolio focuses on a given sector, any factors affecting that sector could affect portfolio securities. For example, the emergence of new technologies could hurt electronics or medical technology companies.

Growth Investing Risk. Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends or other factors

o foreign securities tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o    derivatives could produce disproportionate losses

o    at times, market conditions might make it hard to value some investments

Investors who are looking to add the growth potential of smaller companies or to diversify a large-cap growth portfolio may want to consider this portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class A shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares




 THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1995       1996       1997        1998       1999       2000        2001       2002       2003

30.07      28.04       34.20      18.37      34.56      -10.71      -28.91     -33.46

For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: -%, Q

2004 Total Return as of March 31: %


Average Annual Total Returns (%) as of 12/31/2003

                        1 Year       5 Years                Life of Portfolio*
--------------------------------------------------------------------------------
Portfolio -- Class A

Index
--------------------------------------------------------------------------------


Index: Russell 2000 Growth Index, an unmanaged index (with no defined investment objective) of those securities in the Russell 2000 Index with a greater-than-average growth orientation.

*    Since 5/2/94. Index comparison begins 4/30/94.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



Fee Table                                                         Class A
------------------------------------------------------------------------------


Annual Operating Expenses, deducted from portfolio assets
------------------------------------------------------------------------------
Management Fee                                                    0.65%
------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                    None
------------------------------------------------------------------------------
Other Expenses
------------------------------------------------------------------------------
Total Annual Operating Expenses
------------------------------------------------------------------------------



Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period.. This is only an example; actual expenses will be different.



Example          1 Year        3 Years        5 Years        10 Years
-------------------------------------------------------------------------


Class A shares     $              $              $              $
-------------------------------------------------------------------------



The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Audrey M.T. Jones                         Samuel A. Dedio                         Doris R. Klug
CFA, Managing Director of Deutsche Asset  Director of Deutsche Asset Management   CFA, Director of Deutsche Asset
Management and Portfolio Manager of the   and Portfolio Manager of the portfolio. Management and Portfolio Manager of
portfolio.                                                                        the portfolio.
                                            o Joined Deutsche Asset Management in
  o Joined Deutsche Asset Management in       1999 after eight years of             o Joined Deutsche Asset Management in
    1986 and the portfolio in 2002.           experience as analyst at Ernst &        2000 and the portfolio in 2002.
                                              Young, LLP, Evergreen Asset
  o Portfolio manager with a primary          Management and Standard & Poor's      o Portfolio manager with a primary
    focus on the credit                       Corp.                                   focus on the consumer and capital
    sensitive, communications services,                                               goods sectors.
    energy, process industries and          o Portfolio manager for US small- and
    transportation sectors.                   mid-cap equity and senior small cap   o Vice President of Mutual of America
                                              analyst for technology.                 from 1993-2000.
  o Over 30 years of investment industry
    experience.                             o MS, American University, Kogod        o Over 21 years of financial industry
                                                                                      School of Business. experience.
  o BBA, Pace University Lubin School of    o Joined the portfolio in 2002.
    Business.                                                                       o MBA, Stern School of Business,
                                                                                      New York University.


Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Small Cap Growth Portfolio -- Class A

Scudder Strategic Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks high current return.

The portfolio invests mainly in bonds issued by US and foreign corporations and governments. The portfolio may invest up to 50% of total assets in foreign bonds, including emerging market issuers.

In deciding which types of securities to buy and sell, the portfolio managers evaluate each major type of security the portfolio invests in -- US junk bonds, investment-grade corporate bonds, emerging markets securities, foreign government bonds and US government and agency securities. The managers typically consider a number of factors, including the relative attractiveness of different types of securities, the potential impact of interest rate movements, the outlook for various types of foreign bonds (including currency considerations) and the relative yields and risks of bonds of various maturities.

The managers may shift the proportions of the portfolio's holdings, favoring different types of securities at different times, while still maintaining variety in terms of the issuers and industries represented.

The managers may adjust the duration (a measure of sensitivity to interest rate movements) of the portfolio, depending on their outlook for interest rates.

Credit Quality Policies

The credit quality of the portfolio's investments may vary; the portfolio may invest up to 100% of total assets in either investment-grade bonds or in junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.

Other Investments

The managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although they don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments. For this portfolio, the main risk factors will vary depending on the portfolio's weighting of various types of securities. For example, to the extent that the portfolio invests in junk bonds, credit risk is a major factor. However, if the portfolio invests in higher quality bonds, a major factor is market interest rates.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise and increase in value when interest rates decline. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) The longer the effective maturity of the portfolio's securities, the more sensitive it will be to interest rate changes. In addition to general risks associated with changing interest rates, the portfolio may also be subject to additional, specific risks. As interest rates decline, the issuers of securities held by the portfolio may prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This prepayment may reduce the portfolio's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the portfolio's duration and reducing the value of the security.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment grade bonds. In some cases, bonds may decline in credit quality or go into default. Because this portfolio may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

Market Risk. Deteriorating market conditions might cause a general weakness in the market that reduces the overall level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the portfolio by reducing the relative attractiveness of bonds as an investment. Also, to the extent that the portfolio emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Foreign Investing Risk. The risks of investing in foreign securities are generally greater than those of investing in domestic securities. A foreign government could expropriate or nationalize assets, impose withholding or other taxes on dividend, interest or other payments and prohibit transactions in the country's currency. In many foreign countries, securities markets are less liquid, more volatile and subject to less stringent government regulation than US securities markets. Because the portfolio may also invest in emerging markets, these political and market risks are even higher. Additionally, because the portfolio invests in foreign currencies and in securities denominated in foreign currencies, it is subject to the risk that changes in foreign exchange rates will affect the US dollar amount of income or gain received on these investments.

Pricing Risk. At times, market conditions might make it hard to value some investments. As a result, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates the price of its securities, you may not receive the full market value for your portfolio shares when you sell.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers, industries or other matters

o    derivatives could produce disproportionate losses

Investors looking for a bond portfolio that emphasizes different types of bonds depending on market and economic outlooks, and who can accept risk of loss of principal, may want to invest in this portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

Prior to May 1, 2000, the portfolio was named Kemper Global Income Portfolio and operated with a different goal and investment strategy. Performance would have been different if the portfolio's current policies were in effect.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class A shares compare with five broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year




THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1998       1999       2000        2001       2002       2003

10.98      -5.85       2.57        5.23      11.30

For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: -%, Q

2004 Total Return as of March 31: %


Average Annual Total Returns (%) as of 12/31/2003

                       1 Year      5 Years              Life of Portfolio*
-------------------------------------------------------------------------------
Portfolio -- Class A

Index 1

Index 2

Index 3
-------------------------------------------------------------------------------

Index 1: JP Morgan Emerging Markets Bond Plus Index, an unmanaged foreign securities index of US dollar- and other external-currency-denominated Brady bonds, loans, Eurobonds and local market debt instruments traded in emerging markets.

Index 2: US High Yield Master Cash Pay Only Index, tracks the performance of below investment grade US dollar-denominated corporate bonds publicly issued in the US domestic market.

Index 3: Lehman Brothers US Treasury Index, an unmanaged index reflecting the performance of all public obligations and does not focus on one particular segment of the Treasury market.


*    Since 5/1/97. Index comparisons begin 4/30/97.

In the bar chart and table, total returns for 1999 and 2000 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



Fee Table                                                     Class A
--------------------------------------------------------------------------


Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------
Management Fee                                                0.65%
--------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                None
--------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------
Total Annual Operating Expenses*
--------------------------------------------------------------------------



* Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of Scudder Strategic Income Portfolio to 1.05%.

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



Example             1 Year        3 Years        5 Years        10 Years
----------------------------------------------------------------------------


Class A shares        $              $              $              $
----------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio, except for the emerging market debt portion of the portfolio:


Jan Faller                                Andrew P. Cestone                        Sean P. McCaffrey, CFA

Managing Director of Deutsche Asset       Managing Director of Deutsche Asset      Managing Director of Deutsche Asset
Management and Lead Manager of the        Management and Portfolio Manager of the  Management and Portfolio Manager of
portfolio.                                portfolio.                               the portfolio.

  o Joined Deutsche Asset Management in     o Joined Deutsche Asset Management in    o Joined Deutsche Asset Management in
    1999 and the portfolio in 2000.           March 1998 and the portfolio in 2002.    1996 after five years of experience
                                                                                       as fixed income analyst
  o Over 12 years of investment industry    o Prior to that, investment analyst,       specializing in synthetic GIC bond
    experience.                               Phoenix Investment Partners, from        portfolios at Fidelity Investments.
                                              1997 to 1998.
  o PanAgora Asset Management, Bond and                                              o Portfolio Manager for stable value
    Currency Investment Manager from 1995   o Prior to that, Credit Officer, asset     strategies, responsible for
    to 1999.                                  based lending group, Fleet Bank,         overseeing the group's stable value
                                              from 1995 to 1997.                       and bond index efforts
  o MBA, Amos Tuck School, Dartmouth                                                   in asset-backed and mortgage-backed
    College.                                                                           securities as well as other
                                                                                       financial instruments underlying
                                                                                       synthetic GICs: New York.

                                                                                     o MBA, Yale University.

                                                                                     o Joined the portfolio in 2002.



Deutsche Asset Management Investment Services Ltd., an affiliate of the advisor, is the subadvisor for the portfolio responsible for managing the portion of the portfolio's assets invested in emerging market debt securities. The following people handle the day-to-day management of this portion of the portfolio:



Brett Diment                              Edwin Gutierrez

Managing Director of Deutsche Asset       Vice President of Deutsche Asset
Management.                               Management.

  o Joined Deutsche Asset Management in     o Member of Emerging Debt team:
    1991.                                     London.

  o Over 12 years of investment industry    o Joined Deutsche Asset Management in
    experience.                               2000 after 5 years of experience
                                              including emerging debt portfolio
  o Head of Emerging Debt: London.            manager at INVESCO Asset Management
                                              responsible for Latin America and
  o Joined the portfolio in 2002.             Asia and economist responsible for
                                              Latin America at LGT Asset
                                              Management.

                                            o Joined the portfolio in 2002.

                                            o MsC, Georgetown University.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Prior to May 1, 2000, the portfolio was named Kemper Global Income Portfolio and operated with a different goal and investment strategy. Performance would have been different if the portfolio's current policies had been in effect.

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Strategic Income Portfolio -- Class A

Scudder Technology Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks growth of capital.

Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of US companies in the technology sector. For purposes of the portfolio's 80% investment policy, companies in the technology sector must commit at least half of their assets to the technology sector or derive at least half of their revenues or net income from that sector. Examples of industries within the technology sector are semi-conductors, software, telecom equipment and computer/hardware. The portfolio may invest in companies of any size.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:


Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, innovative products and services, sound financial strength and effective management, among other factors.


Growth Orientation. The managers generally look for companies that they believe have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

Top-Down Analysis. The managers consider the economic outlooks for various industries within the technology sector while looking for those that may benefit from changes in the overall business environment.

The managers may favor securities from different industries and companies within the technology sector at different times, while still maintaining variety in terms of the industries and companies represented.

The managers will normally sell a stock when the managers believe its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting its emphasis on a given technology industry.

Other Investments

While the portfolio invests mainly in US stocks, it could invest up to 20% of net assets in foreign securities.

The managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although they don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the technology sector of the US stock market. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.


Non-Diversification Risk. The portfolio is classified as "non-diversified." This means that it may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance more than if the portfolio invested in a larger number of issuers.

Concentration Risk. The portfolio concentrates its investments in the group of industries constituting the technology sector. As a result, market price movements, market saturation and rapid product obsolescence affecting companies in this field will have a significant impact on the portfolio's performance. Additionally, many technology companies are smaller companies that may have limited business lines and financial resources, making them highly vulnerable to business and economic risks.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o    growth stocks may be out of favor for certain periods

o foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o IPOs may be very volatile, rising and falling rapidly based, among other reasons, on investor perceptions rather than economic reasons. Additionally, IPOs may have a magnified effect on the performance of a fund so long as a fund has a small asset base.

o    at times, market conditions might make it hard to value some investments

o    derivatives could produce disproportionate losses

This portfolio is designed for investors who who can accept above-average risks and are interested in exposure to a sector that offers attractive long-term growth potential.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class A shares compare with a broad-based market index and another relevant index (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares




THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 2000        2001       2002       2003

 -21.57     -32.39     -35.52


For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: -%, Q

2004 Total Return as of March 31: %



Average Annual Total Returns (%) as of 12/31/2003

                        1 Year                          Life of Portfolio*
--------------------------------------------------------------------------------
Portfolio -- Class A

Index 1

Index 2
--------------------------------------------------------------------------------



Index 1: Russell 1000 Growth Index, an unmanaged index composed of common stocks of larger US companies with greater-than-average growth orientation.

Index 2: Goldman Sachs Technology Index, a modified capitalization-weighted index composed of companies involved in the technology industry.

*    Since 5/1/99. Index comparisons begin 4/30/99.

In the bar chart and table, total return for 1999 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                   Class A
------------------------------------------------------------------------


Annual Operating Expenses, deducted from portfolio assets
------------------------------------------------------------------------
Management Fee                                              0.75%
------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                              None
------------------------------------------------------------------------
Other Expenses
------------------------------------------------------------------------
Total Annual Operating Expenses*
------------------------------------------------------------------------

* [Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of Scudder Technology Growth Portfolio to 0.95%.]


Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



Example               1 Year        3 Years        5 Years        10 Years
------------------------------------------------------------------------------


Class A shares          $              $              $              $
------------------------------------------------------------------------------



The Portfolio Managers

The following people handle the day-to-day management of the portfolio:




Ian Link                                  Anne Meisner

CFA, Managing Director of Deutsche Asset  Director of Deutsche Asset Management
Management and Lead Manager of the        and Portfolio Manager of the portfolio.
portfolio.
                                            o Joined Deutsche Asset Management in
  o Joined Deutsche Asset Management and      2001, after 9 years of experience
    the portfolio in 2004.                    at Goldman Sachs as vice president,
                                              both in the fixed income technology
  o Head of Technology Global Sector Team.    division, as well as in equity
                                              research as the lead Infrastructure
  o Prior to joining Deutsche Asset           Software analyst, previously
    Management, had 14 years of               serving as member of technical
    experience as senior vice president,      staff at Bell Communications
    fund manager, head of communications      Research (formerly Bell Labs).
    and technology teams and equity
    analyst for Franklin Templeton          o Analyst for global equity, Hardware
    Investments.                              and Software sector: New York.

  o MBA, University of California,          o Joined the portfolio in 2003.
    Berkeley.
                                            o MBA, Columbia University Business
                                              School.

                                            o MS, Computer Science, Michigan
                                              State University.


Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Technology Growth Portfolio -- Class A

Scudder Total Return Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks high total return, a combination of income and capital appreciation.

The portfolio follows a flexible investment program, investing in a mix of growth stocks and bonds.

The portfolio can buy many types of securities, among them common stocks, convertible securities, corporate bonds, US government bonds and mortgage- and asset-backed securities. In deciding which types of securities to buy, the managers consider the relative attractiveness of growth stocks and bonds and determine allocations for each. Their decisions are based on a number of factors including interest rates and general market conditions. Generally, most are from US issuers, but the portfolio may invest up to 25% of total assets in foreign securities.

In choosing individual stocks, the managers favor large companies with a history of above-average growth, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

The portfolio managers may shift the proportion of the portfolio's holdings, at different times favoring stocks or bonds (and within those asset classes, different types of securities), while still maintaining variety in terms of the securities, issuers and economic sectors represented.

The portfolio will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamental qualities have deteriorated or other investments offer better opportunities.

In deciding what types of bonds to buy and sell, the managers consider their relative potential for stability and attractive income, and other factors such as credit quality and market conditions. The portfolio may invest in bonds of any duration.

Other Investments

Normally, this portfolio's bond component consists mainly of investment-grade bonds (those in the top four grades of credit quality). However, the portfolio could invest up to 35% of its total assets in junk bonds (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields and typically will have higher volatility and risk of default.

The portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, an important factor with this portfolio is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the type of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Bond Market Risk. The portfolio is also affected by the performance of bonds. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. To the extent that the portfolio emphasizes bonds from any given industry, it could be hurt if that industry does not do well. Some bonds could be paid off earlier than expected, which would hurt the portfolio's performance; with mortgage- or asset-backed securities, any unexpected behavior in interest rates could increase the volatility of the portfolio's share price and yield. Corporate bonds could perform less well than other bonds in a weak economy.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other matters

o    growth stocks tend to be out of favor for certain periods

o    a bond could fall in credit quality or go into default

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

o foreign securities tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o    derivatives could produce disproportionate losses

Because the portfolio invests in a mix of stocks and bonds, this portfolio could make sense for investors seeking asset class diversification in a single investment portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class A shares compare with four broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares




THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 1994        1995       1996       1997        1998       1999       2000        2001       2002       2003

-9.49       25.97      16.76       19.96      15.14      14.81       -2.63      -6.09      -15.17



For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: -%, Q

2004 Total Return as of March 31: %


Average Annual Total Returns (%) as of 12/31/2003



                             1 Year          5 Years           10 Years
--------------------------------------------------------------------------------

Portfolio -- Class A

Index 1

Index 2

Index 3
--------------------------------------------------------------------------------


Index 1: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Lehman Brothers Aggregate Bond Index, an index comprised of approximately 6,000 publicly traded bonds including US Government, mortgage-backed, corporate, and yankee bonds with an approximate average maturity of 10 years.

Index 3: Russell 1000 Growth Index, an unmanaged index composed of common stocks of larger US companies with greater-than-average orientation.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.


Fee Table                                                     Class A
--------------------------------------------------------------------------


Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------
Management Fee                                                0.55%
--------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                None
--------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------
Total Annual Operating Expenses
--------------------------------------------------------------------------



Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



Example              1 Year        3 Years        5 Years        10 Years
-----------------------------------------------------------------------------


Class A shares         $              $              $              $
-----------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:



Julie M. Van Cleave                       Daniel R. Taylor                        Andrew P. Cestone

CFA, Managing Director of Deutsche Asset  CFA, Managing Director of Deutsche      Managing Director of Deutsche Asset
Management and Lead Portfolio Manager of  Asset Management and Portfolio Manager  Management and Portfolio Manager of
the portfolio.                            of the portfolio.                       the portfolio.

  o Joined Deutsche Asset Management and    o Joined Deutsche Asset Management in   o Joined Deutsche Asset Management in
    the portfolio in 2002.                    1998 and the portfolio in 2002.         1998 and the portfolio in 2002.

  o Head of Large Cap Growth Portfolio      o Prior to that, fixed income           o Prior to that, investment analyst,
    Selection Team.                           portfolio manager, asset backed         Phoenix Investment Partners, from
                                              securities analyst and senior           1997 to 1998.
  o Previous experience includes 18           credit analyst, CoreStates
    years' investment industry experience     Investment Advisors (1992-1998).      o Prior to that, credit officer,
    at Mason Street Advisors, most                                                    asset based lending group, Fleet
    recently serving as Managing Director  Thomas Flaherty                            Bank, from 1995 to 1997.
    and team leader for the large cap
    investment team.                       Director of Deutsche Asset Management   Thomas J. Schmid
                                           and Portfolio Manager of the portfolio.
  o MBA, University of Wisconsin--                                                 CFA, Director of Deutsche Asset
    Madison.                                o Joined Deutsche Asset Management in  Management and Portfolio Manager of
                                              1995 and the portfolio in 2002.      the portfolio.
J. Christopher Gagnier
                                            o Began investment career in 1984.       o Joined Deutsche Asset Management
Managing Director of Deutsche Asset                                                    and the portfolio in 2002.
Management and Portfolio Manager of the    Jack A. Zehner
portfolio.                                                                           o Previous experience includes 15
                                           Director of Deutsche Asset Management       years' investment industry
  o Joined Deutsche Asset Management in    and Portfolio Manager of the portfolio.     experience, most recently as
    1997 and the portfolio in 2002.                                                    Director -- Common Stock at Mason
                                            o Joined Deutsche Asset Management         Street Advisors.
  o Prior to that, portfolio manager,         and the portfolio in 2002.
    Paine Webber (1984-1997).                                                        o MBA, University of Chicago.
                                            o Previous experience includes eight
  o Began investment career in 1979.          years' investment industry
                                              experience at Mason Street Advisors
Warren S. Davis                               where he served most recently as
                                              Director -- Common Stock.
Managing Director of Deutsche Asset
Management and Portfolio Manager of the     o MBA, Marquette University.
portfolio.
                                           Janet Campagna
  o Joined Deutsche Asset Management in
    1995 and the portfolio in 2002.        Managing Director of Deutsche Asset
                                           Management and Portfolio Manager of
  o Analyst specializing in mortgage- and  the portfolio.
    asset-backed securities.
                                            o Joined Deutsche Asset Management in
  o Began investment career in 1985.          1999 and the portfolio in 2002.

  o MBA, Drexel University.                 o Head of global and tactical asset
                                              allocation.
Gary W. Bartlett
                                            o Investment strategist and manager
CFA, Managing Director of Deutsche Asset      of the asset allocation strategies
Management and Portfolio Manager of the       group for Barclays Global Investors
portfolio.                                    from 1994 to 1999.

  o Joined Deutsche Asset Management in     o Over fifteen years of investment
    1992 and the portfolio in 2002.           industry experience.

  o Began investment career in 1982.        o Master's degree in Social Science
                                              from California Institute of
  o MBA, Drexel University.                   Technology.

                                            o Ph.D, Political Science from
                                              University of California at Irvine.


Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Total Return Portfolio -- Class A

Scudder Mercury Large Cap Core Portfolio

The Portfolio's Main Investment Strategy

The portfolio's investment objective is long-term capital growth. The portfolio seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities of large-cap companies located in the US.

Under normal circumstances, the portfolio seeks to achieve its investment objective by investing at least 80% of its assets in equity securities of large-cap companies the portfolio managers select from among those that are, at the time of purchase, included in the Russell 1000(R) Index. The portfolio managers use a multi-factor quantitative model to look for companies within the Russell 1000(R) Index that, in their opinion, are consistent with the investment objective of the portfolio.

The portfolio will seek to outperform its benchmark by using a blended investment strategy that emphasizes a mix of both growth and value and will seek to outperform the Russell 1000(R) Index.

In selecting securities for the portfolio, the managers use a proprietary quantitative model. The model employs three filters in its initial screens: earnings momentum, earnings surprise and valuation. The managers look for strong relative earnings growth, preferring internal growth and unit growth to growth resulting from a company's pricing structure. A company's stock price relative to its earnings and book value is also examined -- if the managers believe that a company is overvalued, it will not be considered as an investment. After the initial screening is done, the managers rely on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies that the managers believe have strong, sustainable earnings growth with current momentum at attractive price valuations.

Because the portfolio generally will not hold all the stocks in the Russell 1000(R) Index, and because the portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the portfolio is not an "index" fund. In seeking to outperform its benchmark, however, the managers review potential investments using certain criteria that are based on the securities in the index. These criteria currently include the following:

o    relative price to earnings and price to book ratios

o    stability and quality of earnings momentum and growth

o    weighted median market capitalization of the portfolio

o allocation among the economic sectors of the portfolio as compared to the Index

o    weighted individual stocks within the Index



Other Investments

While the portfolio invests primarily in US companies that conduct most of their business in the US, it may invest a potion of its assets in foreign companies. The portfolio could invest up to 10% of its total assets in the securities of foreign issuers, including issuers that are represented by American Depositary Receipts ("ADRs").

The managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although they don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, an important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-sized companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the fund may not be able to get attractive prices for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o    growth stocks may be out of favor for certain periods

o foreign securities may be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o derivatives could produce disproportionate losses due to a variety of factors, including the unwillingness or inability of the counterparty to meet its obligations or unexpected price or interest rate movements (see "Secondary risks" for more information)

This portfolio is designed for shareholders seeking growth of capital through an investment blending growth and value.

Performance

No performance information is provided because the portfolio has not yet been in operation for a full calendar year.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.


Fee Table                                                          Class A
-------------------------------------------------------------------------------

Annual Operating Expenses, deducted from portfolio assets
Management Fee                                                         %
-------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                     None
-------------------------------------------------------------------------------
Other Expenses*
-------------------------------------------------------------------------------
Total Annual Operating Expenses
-------------------------------------------------------------------------------
[Expense Waiver/Reimbursement]
-------------------------------------------------------------------------------
[Net Annual Operating Expenses**]
-------------------------------------------------------------------------------

*    Other expenses are based on estimated amounts for the current fiscal year.

[** The advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the portfolio to the extent necessary to maintain the portfolio's operating expenses at 1.20% for Class A shares. This expense cap will remain in effect until _____, 2005.]

Based on the costs above [(including one year of capped expenses in each period)], this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.


Example            1 Year       3 Years        5 Years              10 Years
--------------------------------------------------------------------------------

Class A shares        $            $              $                    $
--------------------------------------------------------------------------------


The Portfolio Managers

The portfolio's subadvisor is Fund Asset Management, L.P., doing business as Mercury Advisors. Bob Doll, CFA, CPA will be the lead portfolio manager. Mr. Doll, who joined the subadviosr in mid-1999, has over 22 years of investment experience. Mr. Doll was formerly the Chief Investment Officer of Oppenheimer Funds, Inc. where he also served as a portfolio manager. Mr. Doll's team also includes Tasos Bouloutas (over 9 years investment experience), Dan Hansen (over 9 years investment experience), Drenda Sklar(over 8 years investment experience) and Gregory Brunk (over 12 years investment experience).

Scudder Mercury Small Cap Value Portfolio

The Portfolio's Main Investment Strategy

The portfolio's investment objective is long-term growth of capital.

The portfolio tries to choose investments for capital appreciation -- that is, investments that will increase in value. The portfolio will invest in a diversified portfolio primarily consisting of common stock of small and emerging growth companies. Under normal circumstances, the portfolio will invest at least 80% of its assets in securities of small companies. The equity securities in which the portfolio may invest include:

o    common stock

o    preferred stock

o    securities convertible into common stock

o    index securities that are based on a group of common stocks

o derivative instruments, such as options and futures, the values of which are based on a common stock or group of common stocks

The portfolio will primarily focus on investments in common stock.

The portfolio managers choose investments using a fundamental, value-oriented investment style. This means that the portfolio seeks to invest in companies that the portfolio managers believe to be undervalued. The portfolio managers may consider a company's stock to be undervalued when the stock's current price is less than what the managers believe a share of the company is worth. A company's worth can be assessed by several factors, such as financial resources, value of tangible assets, sales and earnings growth, rate of return on capital, product development, quality of management, and overall business prospects. A company's stock may become undervalued when most investors fail to perceive the company's strengths in one or more of these areas. The portfolio managers may also determine a company is undervalued if its stock price is down because of temporary factors from which the managers believe the company will recover. Additionally, the portfolio managers may acquire the securities of companies that are in a particular industry or related industries or market segments together as a "basket" or group in a single transaction. The portfolio may subsequently sell such "basket" as a unit or it may sell only selected securities and continue to hold other securities acquired in the "basket."

The portfolio may sell a security if, for example, the stock price increases to the high end of the range of its historical price-book value ratio, if the portfolio determines that the issuer no longer meets the criteria that the managers have established for the purchase of such securities or if the managers think there is a more attractive investment opportunity in the same category.

The portfolio seeks to invest in small companies that:

o are trading at the low end of their historical price-book value or enterprise value-sales ratios

o    have strong management

o have particular qualities that affect the outlook for that company, such as strong research capabilities, new or unusual products or occupation of an attractive market niche

o    have the potential to increase earnings over an extended period of time

o are trading at the low end of their historical price-book value or enterprise value-sales ratios

o    have strong management

o have particular qualities that affect the outlook for that company, such as strong research capabilities, new or unusual products or occupation of an attractive market niche

o    have the potential to increase earnings over an extended period of time

The portfolio seeks to invest in emerging growth companies that:

o occupy dominant positions in new, developing industries or have a significant market share in a large, fragmented industry or are relatively undervalued in the marketplace when compared to their favorable market potential

o    have strong management

o    have rapid growth rates or above-average returns on equity

o    demonstrate successful product development and marketing capabilities

The managers also consider other factors, such as the level of competition in an industry or the extent of government regulation. The portfolio may also purchase the stock of a company that has suffered a recent earnings decline if the managers believe that the decline is temporary or cyclical and will not significantly affect the company's long term growth.

The portfolio will invest primarily in US companies that do most of their business in the US, but may invest a portion of its assets in foreign companies. It is anticipated that in the immediate future, the portfolio will not invest more than 30% of its total assets in the securities of foreign issuers.

Small and emerging growth companies may include unseasoned issuers or companies that have limited product lines or markets, may depend on a smaller number of key personnel and may be less financially secure than larger, more established companies. In addition, small and emerging growth companies' securities generally trade in lower volumes and are subject to greater, less predictable price changes than the securities of more established companies.

The portfolio has no stated minimum holding period for investments, and will buy or sell securities whenever the managers see an appropriate opportunity.

Other Investments

The managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although they don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the small company portion of the US stock market. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes and the fund may not be able to get an attractive price for them.

Security Selection Risk. A risk that pervades all investing is the risk that the securities the managers have selected will not perform to expectations. The managers could be incorrect in their analysis of companies, sectors, economic trends or other matters.

Small Company Capitalization Risk. Small company stocks tend to experience steeper price fluctuations -- down as well as up -- than the stocks of larger companies. A shortage of reliable information -- the same information gap that creates opportunity -- can also pose added risk. Industry-wide reversals may have a greater impact on small companies, since they lack a large company's financial resources. Small company stocks are typically less liquid than large company stocks: when things are going poorly, it is harder to find a buyer for a small company's shares.

Foreign Securities Risk. Foreign securities may be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the portfolio has valued its securities too highly, you may end up paying too much for shares when you buy into the portfolio. If the portfolio underestimates the prices of its securities, you may not receive the full market value for your portfolio shares when you sell.

Another factor that could affect performance:

o derivatives could produce disproportionate losses (see "Secondary risks" for more information)

This portfolio is designed for value-oriented investors who can accept a greater potential for short-term fluctuations for potential long-term growth of capital.

Performance

No performance information is provided because the portfolio has not yet been in operation for a full calendar year.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.


Fee Table                                                    Class A
-------------------------------------------------------------------------

Annual Operating Expenses, deducted from portfolio assets
-------------------------------------------------------------------------
Management Fee                                               1.00%
-------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                               None
-------------------------------------------------------------------------
Other Expenses*
-------------------------------------------------------------------------
Total Annual Operating Expenses**
-------------------------------------------------------------------------
[Expense Waiver/Reimbursement]
-------------------------------------------------------------------------
[Net Annual Operation Expenses**]
-------------------------------------------------------------------------

*   Other expenses are based on estimated amounts for the current fiscal year.

** Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of Scudder Mercury Small Cap Value Portfolio to 1.20%.

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.


Example             1 Year        3 Years        5 Years        10 Years
----------------------------------------------------------------------------

Class A shares        $              $              $              $
----------------------------------------------------------------------------

The Portfolio Manager

The portfolio's subadvisor is Fund Asset Management, L.P. Elise Baum, CFA, is the lead portfolio manager for the portfolio. Ms. Baum is a senior portfolio manager and the head of the small cap value team. She has over 17 years investment experience. Ms. Baum received her undergraduate degree from the University of California at Berkley and earned an MBA from The Wharton School of the University of Pennsylvania.

SVS Davis Venture Value Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks growth of capital.

The portfolio invests primarily in common stock of US companies with market capitalizations of at least $5 billion.

The portfolio managers select common stocks of quality, overlooked growth companies at value prices and hold them for the long term. The portfolio managers look for companies with sustainable growth rates selling at modest price-earnings multiples that the portfolio managers hope will expand as other investors recognize the company's true worth. The portfolio managers believe that by combining a sustainable growth rate with a gradually expanding multiple, these rates compound and can generate returns that could exceed average returns earned by investing in large capitalization domestic stocks.

The portfolio managers consider selling a company if the company no longer exhibits the characteristics that they believe foster sustainable long-term growth, minimize risk and enhance the potential for superior long-term returns.

Other Investments

The portfolio may also invest in foreign companies and US companies with smaller market capitalizations.

The managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although they don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US market. Large company stocks at times may not perform as well as stocks of smaller or mid-size companies. When large company stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the type of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. To the extent that the portfolio has exposure to a given industry or a particular size of company, any factors affecting that industry or size of company could affect the value of portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends, geographical areas or other matters

o    value stocks may be out of favor for certain periods

o foreign securities may be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o a bond could decline in credit quality or go into default, this risk is greater with junk bonds

o    derivatives could produce disproportionate losses

o    at times, market conditions might make it hard to value some investments

Investors with long-term goals who want a core stock investment may be interested in this portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows the returns for the portfolio's Class A shares for its first complete calender year of operations, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class A shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Return (%) as of 12/31 -- Class A shares




THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

     2002       2003

    -15.79


For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: -%, Q

2004 Total Return as of March 31: %



Average Annual Total Returns (%) as of 12/31/2003

                           1 Year                          Life of Portfolio*
--------------------------------------------------------------------------------
Portfolio -- Class A

Index
--------------------------------------------------------------------------------



Index: Russell 1000 Value Index, which consists of those stocks in the Russell 1000 Index that have a less-than-average growth orientation.

*   Since 5/1/01. Index comparison begins 4/30/01.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.


Fee Table                                                       Class A
----------------------------------------------------------------------------


Annual Operating Expenses, deducted from portfolio assets
----------------------------------------------------------------------------
Management Fee                                                   0.95%
----------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                  None
----------------------------------------------------------------------------
Other Expenses
----------------------------------------------------------------------------
Total Annual Operating Expenses*
----------------------------------------------------------------------------

* [Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of SVS Davis Venture Value Portfolio to 1.15%.]


Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



Example            1 Year        3 Years        5 Years        10 Years
---------------------------------------------------------------------------


Class A shares       $              $              $              $
---------------------------------------------------------------------------


The Portfolio Managers

The portfolio's subadvisor is Davis Selected Advisers, L.P. The portfolio managers are Christopher C. Davis and Kenneth Charles Feinberg, who have each managed the portfolio since inception. Mr. Davis is Chief Executive Officer of Davis Selected Advisers, L.P. and manages several funds advised by the firm. Mr. Davis began his investment career and joined the subadvisor in 1988. Mr. Feinberg also manages several funds advised by Davis Selected Advisers, L.P, began his investment career in 1987 and joined the subadvisor in 1994 as a research analyst.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

SVS Davis Venture Value Portfolio -- Class A

SVS Dreman Financial Services Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide long-term capital appreciation.

Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities (mainly common stocks) of financial services companies. This may include companies of any size that commit at least half of their assets to the financial services sector, or derive at least half of their revenues or net income from that sector. The major types of financial services companies are banks, insurance companies, savings and loans, securities brokerage firms and diversified financial companies.

The portfolio managers begin by screening for financial services stocks whose price-to-earnings ratios are below the average for the S&P 500 Financial Index. The managers then compare a company's stock price to its book value, cash flow and yield, and analyze individual companies to identify those that are financially sound and appear to have strong potential for long-term growth.

The managers assemble the portfolio from among the most attractive stocks, drawing on an analysis of economic outlooks for various financial industries. The managers may favor securities from different industries in the financial sector at different times, while still maintaining variety in terms of industries and companies represented.

The portfolio normally will sell a stock when the managers believe its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting the emphasis on a given industry.

Other Investments

While the portfolio invests mainly in US stocks, it could invest up to 30% of total assets in foreign securities, and up to 20% of net assets in investment-grade debt securities.

Also while the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers do not intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Concentration Risk. The portfolio concentrates its investments in companies in the financial services industry. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries.

Non-Diversification Risk. The portfolio is classified as "non-diversified." This means that it may invest a larger percentage of assets in a given stock than a diversified fund. Thus, the performance of one or a small number of portfolio holdings can affect overall performance more than if the portfolio was diversified.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o    value stocks may be out of favor for certain periods

o foreign securities tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o the bond portion of the portfolio could be hurt by rising interest rates or declines in credit quality

o    derivatives could produce disproportionate losses

This portfolio may be appropriate for long-term investors who want to gain exposure to the financial services sector and can accept the above-average risks of a sector-specific investment.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class A shares compare with a broad-based market index and one other relevant index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares




THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 1999       2000        2001       2002       2003

 -5.05       27.04      -4.86      -8.51

For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: -%, Q

2004 Total Return as of March 31: %


Average Annual Total Returns (%) as of 12/31/2003

                             1 Year                          Life of Portfolio*
--------------------------------------------------------------------------------
Portfolio -- Class A

Index 1

Index 2
--------------------------------------------------------------------------------


Index 1: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: S&P Financial Index, an unmanaged index generally representative of the financial stock market.

*    Since 5/4/98. Index comparisons begin 4/30/98.

In the bar chart, total returns for 1999 and 2000 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2000 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



Fee Table                                                   Class A
------------------------------------------------------------------------


Annual Operating Expenses, deducted from portfolio assets
------------------------------------------------------------------------
Management Fee                                              0.75%
------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                              None
------------------------------------------------------------------------
Other Expenses
------------------------------------------------------------------------
Total Annual Operating Expenses*
------------------------------------------------------------------------

* [Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of SVS Dreman Financial Services Portfolio to 0.99%.]


Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



Example                   1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------


Class A shares              $              $              $              $
--------------------------------------------------------------------------------



The Portfolio Managers

The portfolio's subadvisor is Dreman Value Management L.L.C. The following people handle the day-to-day management of the portfolio:

David N. Dreman                           F. James Hutchinson

Managing Director of the subadvisor and   Managing Director of the subadvisor
Lead Manager of the portfolio.            and Portfolio Manager of the portfolio.

  o Began investment career in 1957.        o Began investment career in 1986.

  o Joined the portfolio in 1998.           o Joined the portfolio in 2001.

  o Founder and Chairman, Dreman Value      o Prior to joining Dreman Value
    Management L.L.C. since 1977.             Management, L.L.C. in 2000,
                                              associated with The Bank of
                                              New York for over 30 years in both
                                              the corporate finance and
                                              trust/investment management areas,
                                              including President of The Bank of
                                              New York (NJ).

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

SVS Dreman Financial Services Portfolio -- Class A

SVS Dreman High Return Equity Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to achieve a high rate of total return.


Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities. The portfolio focuses on stocks of large US companies that are similar in size to the companies in the S&P 500 Index (as of December 31, 2003, the S&P 500 Index had a median market capitalization of $___ billion) and that the portfolio managers believe are undervalued. The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index. Although the portfolio can invest in stocks of any economic sector, at times it may emphasize the financial services sector or other sectors (in fact, it may invest more than 25% of total assets in a single sector).


The portfolio managers begin by screening for stocks whose price-to-earnings ratios are below the average for the S&P 500 Index. The managers then compare a company's stock price to its book value, cash flow and yield, and analyze individual companies to identify those that are financially sound and appear to have strong potential for long-term growth and income.

The managers assemble the portfolio from among the most attractive stocks, drawing on analysis of economic outlooks for various sectors and industries. The managers may favor securities from different sectors and industries at different times, while still maintaining variety in terms of industries and companies represented.

The portfolio normally will sell a stock when it reaches a target price, its fundamental factors have changed or it has performed below the managers' expectations.

Other Investments

The portfolio may invest up to 20% of net assets in US dollar-denominated American Depositary Receipts and in securities of foreign companies traded principally in securities markets outside the US.

The portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), particularly exchange-traded stock index futures, which offer the portfolio exposure to future stock market movements without direct ownership of stocks. However, the managers don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US stock market. When large company stock prices fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of small or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the type of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Sector Risk. To the extent that the portfolio focuses on a given sector, any factors affecting that sector could affect portfolio securities. For example, the emergence of new technologies could hurt electronics or medical technology companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends or other matters

o    value stocks may be out of favor for certain periods

o foreign securities may be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o    derivatives could produce disproportionate losses

o    at times, market conditions might make it hard to value some investments

This portfolio may serve investors with long-term goals who are interested in a large-cap value portfolio that may focus on certain sectors of the economy.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class A shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares




THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 1999       2000        2001       2002       2003

-11.16      30.52       1.69      -18.03


For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: -%, Q

2004 Total Return as of March 31: %



Average Annual Total Returns (%) as of 12/31/2003


                            1 Year         5 Years       Life of Portfolio*
--------------------------------------------------------------------------------

Portfolio -- Class A

Index
--------------------------------------------------------------------------------


Index: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.**


*    Since 5/4/98. Index comparison begins 4/30/98.

In the bar chart, total return for 2000 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2000 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



Fee Table                                                     Class A
--------------------------------------------------------------------------


Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------
Management Fee                                                    %
--------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                None
--------------------------------------------------------------------------
Other Expenses                                                    %
--------------------------------------------------------------------------
Total Annual Operating Expenses*                                  %
--------------------------------------------------------------------------

* [Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of SVS Dreman High Return Equity Portfolio to 0.87%.]


Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



Example          1 Year        3 Years        5 Years        10 Years
-------------------------------------------------------------------------


Class A shares     $              $              $              $
-------------------------------------------------------------------------



The Portfolio Managers

The portfolio's subadvisor is Dreman Value Management L.L.C. The following people handle the day-to-day management of the portfolio:



David N. Dreman                           F. James Hutchinson

Managing Director of the subadvisor and   Managing Director of the subadvisor
Co-Manager of the portfolio.              and Co-Manager of the portfolio.

  o Began investment career in 1957.        o Began investment career in 1986.

  o Joined the portfolio in 1998.           o Joined the portfolio in 2002.

  o Founder and Chairman, Dreman Value      o Prior to joining Dreman Value
    Management L.L.C. since 1977.             Management, L.L.C. in 2000,
                                              associated with The Bank of
                                              New York for over 30 years in both
                                              the corporate finance and
                                              trust/investment management areas,
                                              including President of The Bank of
                                              New York (NJ).


Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

SVS Dreman High Return Equity Portfolio -- Class A

SVS Dreman Small Cap Value Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term capital appreciation.


Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small US companies, which the portfolio defines as companies that are similar in market value to those in the Russell 2000 Value Index (as of December 31, 2003, the Russell 2000 Value Index had a median market capitalization of $___ million). The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index.


The portfolio managers begin their stock selection process by screening stocks of small companies with below market price-to-earnings (P/E) ratios. The managers then seek companies with a low price compared to the book value, cash flow and yield and analyze individual companies to identify those that are fundamentally sound and appear to have strong potential for earnings and dividend growth over the Index.

From the remaining group, the managers then complete their fundamental analysis and make their buy decisions from a group of the most attractive stocks, drawing on analysis of economic outlooks for various industries. The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities and issuers represented.

The managers will normally sell a stock when it no longer qualifies as a small company, when its P/E rises above that of the Index, its fundamentals change or other investments offer better opportunities.

Other Investments

While the portfolio invests mainly in US stocks, it could invest up to 20% of net assets in securities of foreign companies in the form of US dollar-denominated American Depositary Receipts.

Also, while the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case the small company portion of the US stock market. When small company stock prices fall, you should expect the value of your investment to fall as well. Small company stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies and more vulnerable to competitive challenges and bad economic news. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the type of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Sector Risk. To the extent that the portfolio focuses on a given sector, any factors affecting that sector could affect portfolio securities. For example, the emergence of new technologies could hurt electronics or medical technology companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends or other matters

o    value stocks may be out of favor for certain periods

o foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o    derivatives could produce disproportionate losses

o    at times, market conditions might make it hard to value some investments

This portfolio may make sense for value-oriented investors who are interested in small-cap market exposure.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

Prior to January 18, 2002, the portfolio was named Scudder Small Cap Value Portfolio, operated with a different investment strategy and a different advisor managed the portfolio. Performance would have been different if the portfolio's current policies and advisory agreement had been in effect.


The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class A shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.


This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares




THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1997        1998       1999       2000        2001       2002       2003

21.73      -11.25      2.80       4.05       17.63      -11.43

For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: -%, Q

2004 Total Return as of March 31: %



Average Annual Total Returns (%) as of 12/31/2003

                       1 Year        5 Years               Life of Portfolio*
--------------------------------------------------------------------------------

Portfolio -- Class A                                            3.11

Index                                                           8.33
--------------------------------------------------------------------------------

Index: Russell 2000 Value Index, measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


*    Since 5/1/96. Index comparisons begin 4/30/96.

In the bar chart and table, total returns for 1999 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



Fee Table                                                     Class A
--------------------------------------------------------------------------


Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------
Management Fee                                                0.75%
--------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                None
--------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------
Total Annual Operating Expenses*
--------------------------------------------------------------------------

* [Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of SVS Dreman Small Cap Value Portfolio to 0.84%.]


Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



Example               1 Year        3 Years        5 Years        10 Years
------------------------------------------------------------------------------


Class A shares          $              $              $              $
------------------------------------------------------------------------------



The Portfolio Managers

The portfolio's subadvisor is Dreman Value Management, L.L.C. The following people handle the day-to-day management of the portfolio:


David N. Dreman                             Nelson Woodward

Managing Director of the subadvisor and     Managing Director of the subadvisor
Co-Manager of the portfolio.                and Co-Manager of the portfolio.

  o Began investment career in 1957.          o Began investment career in 1957.

  o Joined the portfolio in 2002.             o Joined the portfolio in 2002.

  o Founder and Chairman, Dreman Value
    Management, L.L.C. since 1977.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Prior to January 18, 2002, the portfolio was named Scudder Small Cap Value Portfolio and operated with a different goal and investment strategy and a different advisor managed the portfolio. Performance would have been different if the portfolio's current policies and advisory agreement had been in effect.

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

SVS Dreman Small Cap Value Portfolio -- Class A

SVS Eagle Focused Large Cap Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks growth through long-term capital appreciation.


Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in the equity securities of seasoned, financially strong US growth companies that are similar in size to the companies in the Russell 1000 Growth Index, which is the primary benchmark for the portfolio (as of December 31, 2003, the Russell 1000 Growth Index had a median market capitalization of $___ billion). The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index. Growth stocks are stocks of companies with above-average earnings growth potential. The portfolio uses a "bottom-up" method of analysis based on fundamental research to determine which common stocks to purchase. The managers look for individual companies that have sound financial strength, good business prospects, strong competitive positioning and above-average earnings growth, among other factors. The portfolio seeks companies that have at the time of purchase one or more of the following characteristics:


o    earnings-per-share or revenue growth greater than the market average;

o a dominant company in its industry with a sustainable competitive advantage; or

o an exceptional management team with a clearly articulated vision of their company's future.

If the stock price appreciates to a level that the portfolio manager believes is not sustainable, the portfolio manager generally will sell the stock to realize the existing profits and avoid a potential price correction.

Other Investments

The manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although he doesn't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company growth portion of the US stock market. When large company growth stock prices fall, you should expect the value of your investment to fall as well. Large company growth stocks may be less risky than shares of smaller companies, but at times may not perform as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Growth Investing Risk. Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, sectors, economic trends, the relative attractiveness of different sizes of stocks or other matters

o    derivatives could produce disproportionate losses

The portfolio manager's skill in choosing appropriate investments for the portfolio will determine in large part the portfolio's ability to achieve its investment goal.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class A shares and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares




THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

        2000        2001       2002       2003

        -9.02      -17.02     -27.98

For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: -%, Q

2004 Total Return as of March 31: %



Average Annual Total Returns (%) as of 12/31/2003

                          1 Year                          Life of Portfolio*
--------------------------------------------------------------------------------

Portfolio -- Class A

Index
--------------------------------------------------------------------------------


Index: Russell 1000 Growth Index, an unmanaged index composed of common stocks of larger US companies with greater-than-average growth orientation.

*    Since 10/29/99. Index comparison begins 10/31/99.

In the bar chart, total returns for 2000 and 2001 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2001 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



Fee Table                                                      Class A
---------------------------------------------------------------------------


Annual Operating Expenses, deducted from portfolio assets
---------------------------------------------------------------------------
Management Fee                                                 0.95%
---------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                 None
---------------------------------------------------------------------------
Other Expenses
---------------------------------------------------------------------------
Total Annual Operating Expenses*
---------------------------------------------------------------------------

* [Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of SVS Eagle Focused Large Cap Growth Portfolio to 1.15%.]


Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



Example              1 Year        3 Years        5 Years        10 Years
-----------------------------------------------------------------------------


Class A shares         $              $              $              $
-----------------------------------------------------------------------------



The Portfolio Manager

The portfolio's subadvisor is Eagle Asset Management, Inc. The portfolio manager is Ashi Parikh. Mr. Parikh joined Eagle Asset Management, Inc. in 1999 and has managed the portfolio since its inception. Prior to 1999, he was employed by an unaffiliated investment advisor.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

SVS Eagle Focused Large Cap Growth Portfolio -- Class A

SVS Focus Value+Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks growth of capital through a portfolio of growth and value stocks.

The portfolio normally invests at least 65% of total assets in US common stocks. Although the portfolio can invest in stocks of any size, it mainly chooses stocks from among the 1,000 largest (as measured by market capitalization). The portfolio manages risk by investing in both growth and value stocks. The portfolio seeks to maintain an approximately equal allocation of assets between growth securities and value securities and will periodically rebalance its assets to maintain a 50% allocation of invested assets to each discipline.

The portfolio retains two portfolio management teams dedicated to managing the growth and value portions of the portfolio, respectively. Each team focuses its investment on a core number of common stocks. Currently, it is anticipated that each team will invest in approximately 15-30 stocks.

In choosing growth stocks, the managers look for companies with a history of above-average growth, attractive prices relative to potential growth and sound financial strength, among other factors. With value stocks, the managers look for companies whose stock prices are low in light of earnings, cash flow and other valuation measures, while also considering such factors as improving fundamentals and management strategies.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities and issuers represented.

The portfolio will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamental qualities have deteriorated or to adjust the proportions of growth and value stocks.

Other Investments

While the portfolio invests mainly in US common stocks, it could invest up to 25% of total assets in foreign securities.

The managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although they don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US stock market. When large company stock prices fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of small or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the type of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Non-Diversification Risk. The portfolio is classified as "non-diversified." This means that it may invest a larger percentage of assets in a given stock than a diversified fund. Thus, the performance of one or a small number of portfolio holdings can affect overall performance more than if the portfolio was diversified.

Strategy Risk. It is also possible that one team may buy a security at the same time that the other team is selling it, resulting in no significant change in the overall portfolio but creating additional costs for the portfolio. Also, because each portfolio management team invests independently, it is possible that each team may hold the same security or both teams may favor the same industry. Because the managers periodically rebalance the portfolio to maintain an approximately even allocation between growth and value securities, the portfolio may also incur additional costs since sales of portfolio securities may result in higher portfolio turnover.

Style Risk. In any given period, either growth stocks or value stocks will generally lag the other; because the portfolio invests in both, it is likely to lag any portfolio that focuses on the type of stock that outperforms during that period, and at times may lag both.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, the relative attractiveness of growth stocks and value stocks or other factors

o foreign securities tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

This portfolio is designed for investors with long-term goals interested in exposure to both growth and value stocks in a single portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

Prior to May 1, 2001, the portfolio was named Kemper Value+Growth Portfolio and operated with a different investment strategy and a different advisor managed the growth portion of the portfolio. Prior to April 8, 2002, a different advisor managed the value portion of the portfolio. Performance would have been different if the portfolio's current policies and subadvisor/multi-manager arrangement had been in effect.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class A shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares




THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1997        1998       1999       2000        2001       2002       2003

25.47      20.17      16.52       -3.90      -14.35     -25.89

For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: -%, Q

2004 Total Return as of March 31: %

Average Annual Total Returns (%) as of 12/31/2003

                             1 Year          5 Years          Life of Portfolio*
--------------------------------------------------------------------------------

Portfolio -- Class A

Index
--------------------------------------------------------------------------------


Index: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

*    Since 5/1/96. Index comparison begins 4/30/96.

In the bar chart and table, total return for 1999 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



Fee Table                                                   Class A
------------------------------------------------------------------------


Annual Operating Expenses, deducted from portfolio assets
------------------------------------------------------------------------
Management Fee                                              0.75%
------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                              None
------------------------------------------------------------------------
Other Expenses
------------------------------------------------------------------------
Total Annual Operating Expenses*
------------------------------------------------------------------------

* [Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of SVS Focus Value+Growth Portfolio to 0.84%.]


Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



Example               1 Year        3 Years        5 Years        10 Years
------------------------------------------------------------------------------


Class A shares          $              $              $              $
------------------------------------------------------------------------------




The Portfolio Managers

Jennison Associates LLC is the subadvisor to the growth portion of the portfolio. The following people handle the day-to-day management:


Spiros Segalas                            Kathleen McCarragher

Co-Manager of the portfolio.              Co-Manager of the portfolio.

  o Began investment career in 1960.        o Began investment career in 1982.

  o Joined the portfolio in 2001.           o Joined the portfolio in 2001.

  o Founder (1969), President (1993) and    o Director, Executive Vice President
    Chief Investment Officer (1973),          and Domestic Equity Investment
    Jennison Associates.                      Strategist, Jennison Associates
                                              since 1998.



Dreman Value Management, L.L.C is the subadvisor to the value portion of the portfolio. The following people handle the day-to-day management:

David N. Dreman                           F. James Hutchinson

Managing Director of the subadvisor and   Managing Director of the subadvisor
Co-Manager of the portfolio.              and Co-Manager of the portfolio.

  o Began investment career in 1957.        o Began investment career in 1986.

  o Joined the portfolio in 2002.           o Joined the portfolio in 2002.

  o Founder and Chairman, Dreman Value      o Prior to joining Dreman Value
    Management L.L.C. since 1977.             Management, L.L.C. in 2000,
                                              associated with The Bank of
                                              New York for over 30 years in both
                                              the corporate finance and
                                              trust/investment management areas,
                                              including President of The Bank of
                                              New York (NJ).

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Prior to May 1, 2001, the portfolio was named Kemper Value+Growth Portfolio and operated with a different investment strategy and a different advisor managed the growth portion of the portfolio. Performance would have been different if the portfolio's current policies and subadvisor/multi-manager arrangement had been in effect.

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

SVS Focus Value+Growth Portfolio -- Class A

SVS Index 500 Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks returns that, before expenses, correspond to the total return of US common stocks as represented by the Standard & Poor's 500 Index (S&P 500 Index).

The portfolio seeks to match, as closely as possible before expenses, the performance of the S&P 500 Index, which emphasizes stocks and securities of large US companies. It does this by investing, under normal circumstances, at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks and securities included in the S&P 500 Index.

In choosing stocks, the portfolio uses an indexing strategy. The portfolio buys the largest stocks of the S&P 500 Index in roughly the same proportion to the S&P 500 Index. With the smaller stocks of the S&P 500 Index, the portfolio managers use a statistical process known as sampling to select stocks whose overall performance is expected to be similar to that of the smaller companies in the S&P 500 Index.

The portfolio seeks to keep the composition of its portfolio similar to the S&P 500 Index in industry distribution, market capitalization and significant fundamental characteristics (such as price-to-book ratios and dividend yields). Over the long term, the portfolio managers seek a correlation between the performance of the portfolio, before expenses, and the S&P 500 Index of 98% or better. A figure of 100% would indicate perfect correlation.

The portfolio will normally sell a stock when it is removed from the S&P 500 Index or as a result of the portfolio's statistical process.

Other Investments

The portfolio may invest up to 20% of total assets in stock index futures and options, as well as short-term debt securities. The portfolio typically invests new flows of money in index futures in order to gain immediate exposure to the S&P 500 Index.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US market. When large company stock prices fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the type of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Index Investing Risk. The portfolio's index strategy involves several risks. The portfolio could underperform the S&P 500 Index during short periods or over the long term, either because its selection of stocks failed to track the S&P 500 Index or because of the effects of portfolio expenses or shareholder transactions. The portfolio's index strategy also means that it does not have the option of using defensive investments or other management actions to reduce the portfolio's exposure to a declining market.

Derivatives Risk. The portfolio may invest, to a limited extent, in stock index futures or options, which are types of derivatives. The portfolio will not use these derivatives for speculative purposes or as leveraged instruments that magnify the gains or losses of an investment.

The portfolio invests in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security for which it is acting as a substitute; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and the risk that the portfolio cannot sell the derivative because of an illiquid secondary market.

This portfolio is designed for long-term investors interested in a portfolio that is designed to avoid substantially underperforming the overall large-cap stock market.

"Standard & Poor'sO," "S&PO," "S&P 500O," "Standard & Poor's 500" and "500" are trademarks of the McGraw-Hill Companies, Inc., and have been licensed for use by Deutsche Asset Management. SVS Index 500 Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the portfolio. Additional information may be found in the portfolio's Statement of Additional Information.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares




THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

  2000        2001       2002       2003

  -9.93      -12.05     -22.34


For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: -%, Q

2004 Total Return as of March 31: %



Average Annual Total Returns (%) as of 12/31/2003

                              1 Year                          Life of Portfolio*
--------------------------------------------------------------------------------

Portfolio -- Class A

Index
--------------------------------------------------------------------------------



Index 1: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

*    Since 9/1/99. Index comparison begins 8/31/99.

In the bar chart, total returns for 2000 and 2001 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2001 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.


Fee Table                                                      Class A
---------------------------------------------------------------------------


Annual Operating Expenses, deducted from portfolio assets
---------------------------------------------------------------------------
Management Fee                                                     %
---------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                 None
---------------------------------------------------------------------------
Other Expenses
---------------------------------------------------------------------------
Total Annual Operating Expenses*
---------------------------------------------------------------------------

* [Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of SVS Index 500 Portfolio to 0.55%.]


Based on the costs above this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



Example                  1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------


Class A shares             $              $              $              $
--------------------------------------------------------------------------------



The Portfolio Manager

The portfolio's subadvisor is Northern Trust Investments, Inc. The following person handles the day-to-day management of the portfolio:



Patrick Cannon

Lead Manager of the portfolio.

  o Joined Northern Trust Investments,
    Inc. in 2003 and the portfolio in 2001.

  o Prior to joining the subadvisor, served as portfolio manager at Deutsche
    Asset Management from 2000-2003.

  o Previous experience includes 10 years
    in various management, trading and
    strategic positions at Barclays Global
    Investors, including principal and
    head of small cap equities and member
    of global index investment subcommittee, as quantitative asset consultant for
    IPAC Securities Limited and as company
    statistician for Johnson and Johnson Pacific.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

SVS Index 500 Portfolio -- Class A

SVS INVESCO Dynamic Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term capital growth.


The portfolio is actively managed and invests primarily in equity securities of mid-sized companies. [The portfolio defines mid-sized companies as companies that are _____________________. The scope of the Index varies with market performance of the companies in the Index. At December 31, 2003, the smallest company in the Index had a market capitalization of $__ million and the largest company had a market capitalization of $_____ billion.] The portfolio also has the flexibility to invest in other types of securities, including preferred stocks, convertible securities and bonds.


The core of the portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions and other factors.

The portfolio's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the portfolio's investments are usually bought and sold relatively frequently.

While the portfolio generally invests in mid-size companies, it sometimes invests in the securities of smaller companies. The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies and the price of portfolio shares tends to fluctuate more than it would if the portfolio invested in the securities of larger companies.

Other Investments

While the portfolio invests mainly in US securities, it could invest up to 25% of total assets in foreign securities. Securities of Canadian Issuers and American Depository Receipts are not subject to this 25% limitation.

The manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although he doesn't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform, in this case, the small and mid-size company portion of the US stock market. When stock prices fall, you should expect the value of your investment to fall as well. Small and mid-size company stocks tend to be more volatile than stocks of larger companies, in part because small and mid-size companies tend to be less established than larger companies and the valuation of their stocks often depends on future expectations. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the type of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. To the extent that the portfolio focuses on a given industry or a particular size of a company, factors affecting that industry or size of a company could affect the value of portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Other factors that could affect performance include:

o the manager could be wrong in his analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other factors

o    growth stocks may be out of favor for certain periods

o foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o    derivatives could produce disproportionate losses

o    at times, market conditions might make it hard to value some investments

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows the return for the portfolio's Class A shares for its first complete calendar year of operations, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class A shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Return (%) as of 12/31 -- Class A shares


       2002       2003

      -30.91


For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: -%, Q

2004 Total Return as of March 31: %



Average Annual Total Returns (%) as of 12/31/2003



                              1 Year                          Life of Portfolio*
--------------------------------------------------------------------------------

Portfolio -- Class A

Index
--------------------------------------------------------------------------------



Index: Russell Mid Cap Growth Index, an unmanaged index composed of common stocks of midcap companies with higher price-to-book ratios and higher forecasted growth values.

*    Since 5/1/01. Index comparison begins 4/30/01.

In the table, total returns for 2001 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



Fee Table                                                           Class A
--------------------------------------------------------------------------------


Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                      1.00%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                      None
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
Total Annual Operating Expenses*
--------------------------------------------------------------------------------

* [Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of SVS INVESCO Dynamic Growth Portfolio to 1.30%.]


Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



Example                  1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------


Class A shares             $              $              $              $
--------------------------------------------------------------------------------


The Portfolio Manager

The portfolio's subadvisor is INVESCO. The portfolio manager is Timothy J. Miller. Mr. Miller is Chief Investment Officer, a director and senior vice president of INVESCO. Mr. Miller joined INVESCO in 1992 and has managed the portfolio since its inception.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

SVS INVESCO Dynamic Growth Portfolio -- Class A

SVS Janus Growth And Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term capital growth and current income.

The portfolio applies a "bottom-up" approach in choosing investments. In other words, it looks mostly for equity and income-producing securities that meet its investment criteria one at a time. If the portfolio is unable to find such investments, much of the portfolio's assets may be in cash or similar investments.

The portfolio normally emphasizes investments in equity securities. It may invest up to 75% of its total assets in equity securities selected primarily for their growth potential and at least 25% of its total assets in securities the portfolio manager believes have income potential.

The portfolio may invest substantially all of its assets in equity securities if the portfolio manager believes that equity securities have the potential to appreciate in value. The portfolio manager generally seeks to identify equity securities of companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

The portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, currency exchange rates, and prospects for economic growth among countries or geographic regions may warrant greater consideration in selecting foreign securities.

The portfolio shifts assets between the growth and income components of its holdings based on the portfolio manager's analysis of relevant market, financial and economic conditions. If the portfolio manager believes that growth securities may provide better returns than the yields then available or expected on income-producing securities, the portfolio will place a greater emphasis on the growth component of its holdings.

The growth component of the portfolio is expected to consist primarily of common stocks, but may also include warrants, preferred stocks or convertible securities selected primarily for their growth potential.

The income component of the portfolio will consist of securities that the portfolio manager believes have income potential. Such securities may include equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of the portfolio if they currently pay dividends or if the portfolio manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid.

Other Investments

The portfolio may invest in debt securities, indexed/structured securities, high-yield/high-risk bonds (less than 35% of the portfolio's total assets) and securities purchased on a when-issued, delayed delivery or forward commitment basis. Compared to investment-grade bonds, high yield bonds may pay higher yields and have higher volatility and risk of default.

The manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although he doesn't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-sized companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the type of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. To the extent that the portfolio focuses on a given industry or a particular size of a company, factors affecting that industry or size of a company could affect the value of portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Other factors that could affect performance include:

o the manager could be wrong in his analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other matters

o    debt securities may be subject to interest rate risk and credit risk

o    growth stocks may be out of favor for certain periods

o    derivatives could produce disproportionate losses

o    at times, market conditions might make it hard to value some investments

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.


The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class A shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.


This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares




     2000        2001       2002       2003

     -9.18      -12.28     -20.22

For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: -%, Q

2004 Total Return as of March 31: %



Average Annual Total Returns (%) as of 12/31/2003

                         1 Year                          Life of Portfolio*
--------------------------------------------------------------------------------

Portfolio -- Class A

Index
--------------------------------------------------------------------------------


Index: Russell 1000 Growth Index, an unmanaged index composed of common stocks of larger US companies with greater-than-average growth orientation.


*   Since 10/29/99. Index comparisons begin 10/31/99.

In the bar chart, total return for 2000 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2000 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



Fee Table                                                       Class A
----------------------------------------------------------------------------


Annual Operating Expenses, deducted from portfolio assets
----------------------------------------------------------------------------
Management Fee                                                  0.95%
----------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                  None
----------------------------------------------------------------------------
Other Expenses
----------------------------------------------------------------------------
Total Annual Operating Expenses*
----------------------------------------------------------------------------


* Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of SVS Janus Growth and Income Portfolio to 1.15%.

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



Example                      1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------


Class A shares                 $              $              $              $
--------------------------------------------------------------------------------



The Portfolio Manager


The portfolio's subadvisor is Janus Capital Management LLC ("Janus") (formerly, Janus Capital Corporation). The portfolio manager is Minyoung Sohn. He joined Janus in 1998 as a research analyst. Mr. Sohn joined the portfolio in 2004 and holds a Bachelor's degree in Government and Economics from Dartmouth College. Mr. Sohn has earned the right to use the Chartered Financial Analyst designation.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

SVS Janus Growth And Income Portfolio -- Class A

SVS Janus Growth Opportunities Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

The portfolio applies a "bottom-up" approach in choosing investments. In other words, it looks for companies with earnings growth potential one at a time. If the portfolio is unable to find investments with earnings growth potential, a significant portion of the portfolio's assets may be in cash or similar investments.

The portfolio invests primarily in equity securities selected for their growth potential. Although the portfolio can invest in companies of any size, it generally invests in larger, more established companies.

The portfolio may invest substantially all of its assets in equity securities if the portfolio manager believes that equity securities will appreciate in value. The portfolio manager generally seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Realization of income is not a significant consideration when choosing investments for the portfolio.

The portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, currency exchange rates, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities.

Other Investments

The portfolio may invest in debt securities, indexed/structured securities, high-yield/high-risk bonds (less than 35% of the portfolio's total assets) and securities purchased on a when-issued, delayed delivery or forward commitment basis. Compared to investment-grade bonds, high yield bonds may pay higher yields and typically will have higher volatility and risk of default.

The manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although he doesn't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-sized companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the type of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Sector Risk. To the extent that the portfolio invests in a given market sector, any factors affecting that sector could affect portfolio securities. For example, a rise in unemployment could hurt consumer goods makers, or the emergence of new technologies could hurt computer software or hardware companies.

Other factors that could affect performance include:

o the manager could be wrong in his analysis of companies, industries, economic trends or other factors

o    growth stocks may be out of favor for certain periods

o foreign securities may be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o    derivatives could produce disproportionate losses

o    at times, market conditions might make it hard to value some investments

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.


The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class A shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.


This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares




      2000        2001       2002       2003

     -11.42      -23.76     -30.62

For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: -%, Q

2004 Total Return as of March 31: %


Average Annual Total Returns (%) as of 12/31/2002



                         1 Year                          Life of Portfolio*
--------------------------------------------------------------------------------

Portfolio -- Class A

Index
--------------------------------------------------------------------------------

Index: Russell 1000 Growth Index, an unmanaged index composed of common stocks of larger US companies with greater-than-average growth orientation.


*    Since 10/29/99. Index comparisons begin 10/31/99.

In the bar chart, total returns for 2000 and 2001 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2001 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.


Fee Table                                                      Class A
---------------------------------------------------------------------------


Annual Operating Expenses, deducted from portfolio assets
---------------------------------------------------------------------------
Management Fee                                                     %
---------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                 None
---------------------------------------------------------------------------
Other Expenses
---------------------------------------------------------------------------
Total Annual Operating Expenses*
---------------------------------------------------------------------------

* [Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of SVS Janus Growth Opportunities Portfolio to 1.15%.]


Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.


Example             1 Year        3 Years        5 Years        10 Years
----------------------------------------------------------------------------


Class A shares        $              $              $              $
----------------------------------------------------------------------------



The Portfolio Manager

The portfolio's subadvisor is Janus Capital Management LLC ("Janus") (formerly, Janus Capital Corporation). The portfolio manager is Marc Pinto. Mr. Pinto joined Janus in 1994 and has managed the portfolio since its inception.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

SVS Janus Growth Opportunities Portfolio -- Class A

SVS MFS Strategic Value Portfolio

The Portfolio's Main Investment Strategy

The portfolio's investment objective is to provide capital appreciation. The portfolio invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, of companies which the manager believes are undervalued in the market relative to their long term potential. The equity securities of these companies may be undervalued because they are temporarily out of favor in the market due to:

o    a decline in the market

o    poor economic conditions

o developments that have affected or may affect the issuer of the securities or the issuer's industry; or

o    the market has overlooked them

Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios. The portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

The portfolio also invests in other types of securities, such as fixed income securities, including lower rated securities commonly referred to as junk bonds, and warrants, when relative values make such purchases attractive.

The manager uses a bottom-up, as opposed to a top-down, investment style in managing the portfolio. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the manager and the subadvisor's large group of equity research analysts.

Other Investments

The portfolio may invest in foreign securities (including emerging markets securities), through which it may have exposure to foreign currencies. The portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

The manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although he doesn't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-sized companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the type of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Sector Risk. To the extent that the portfolio invests in a given market sector, any factors affecting that sector could affect portfolio securities. For example, a rise in unemployment could hurt consumer goods makers, or the emergence of new technologies could hurt computer software or hardware companies.

Other factors that could affect performance include:

o the manager could be wrong in his analysis of companies, industries, economic trends or other factors

o a bond could decline in credit quality or go into default; this risk is greater with lower rated bonds

o some bonds could be paid off earlier than expected, which could hurt the portfolio's performance

o    value stocks may be out of favor for certain periods

o foreign securities may be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o    derivatives could produce disproportionate losses

Performance


While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows the returns for the portfolio's Class A shares for its first complete calender year of operations, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class A shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Return (%) as of 12/31 -- Class A shares


THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   2003

    0

For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: -%, Q

2004 Total Return as of March 31: %


Average Annual Total Returns (%) as of 12/31/2003

                                   1 Year           Life of Portfolio*
--------------------------------------------------------------------------------

Portfolio -- Class A

Index
--------------------------------------------------------------------------------

Index: Russell 1000 Value Index, which consists of those stocks in the Russell 1000 Index that have a less-than-average growth orientation.

*   Since 5/1/02. Index comparison begins 4/30/02.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



Fee Table                                                       Class A
----------------------------------------------------------------------------


Annual Operating Expenses, deducted from portfolio assets
----------------------------------------------------------------------------
Management Fee                                                  0.95%
----------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                  None
----------------------------------------------------------------------------
Other Expenses
----------------------------------------------------------------------------
Total Annual Operating Expenses
----------------------------------------------------------------------------
Less Expense Waiver*
----------------------------------------------------------------------------
Net Total Annual Operating Expenses*
----------------------------------------------------------------------------

* [Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of SVS MFS Strategic Value Portfolio to 1.15%.]


Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



Example                     1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------


Class A shares                $              $              $              $
--------------------------------------------------------------------------------


The Portfolio Manager

The portfolio's subadvisor is Massachusetts Financial Services Company. The portfolio manager is Kenneth J. Enright. Mr. Enright is a Senior Vice President of MFS and a Chartered Financial Analyst, has been employed in the investment management area of the subadvisor since 1986 and joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

SVS MFS Strategic Value Portfolio -- Class A

SVS Oak Strategic Equity Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term capital growth.

Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities. The portfolio invests primarily in common stocks of established US companies with large market capitalizations (in excess of $5 billion). In selecting investments, the portfolio manager chooses stocks of companies which he believes have above-average growth potential at attractive prices. The portfolio manager's investment process begins with a top-down analysis of industry sectors that he believes have the best potential for long-term growth based on an overall analysis of the economy and interest rate trends. The portfolio manager then focuses on the key performers in those areas based on a highly qualitative, subjective analysis of individual companies' fundamental values, such as earnings growth potential and the quality of corporate management. The portfolio manager buys and holds companies for the long-term and seeks to keep portfolio turnover to a minimum.

Other Investments

The manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although he doesn't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-sized companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the type of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Sector Risk. To the extent that the portfolio invests in a given market sector, any factors affecting that sector could affect portfolio securities. For example, a rise in unemployment could hurt consumer goods makers, or the emergence of new technologies could hurt computer software or hardware companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends or other factors

o    growth stocks may be out of favor for certain periods

o foreign securities may be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o    derivatives could produce disproportionate losses

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows the return for the portfolio's Class A shares for its first complete calender year of operations, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class A shares compare with a broad-based market index (which, unlike the portfolio, does have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Return (%) as of 12/31 -- Class A shares





THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

              2002       2003

             -39.74

For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: -%, Q

2004 Total Return as of March 31: %



Average Annual Total Returns (%) as of 12/31/2003

                           1 Year                          Life of Portfolio*
--------------------------------------------------------------------------------

Portfolio -- Class A

Index
--------------------------------------------------------------------------------



Index: Russell 1000 Growth Index, an unmanaged index composed of common stocks of larger US companies with greater-than-average growth orientation.

*    Since 5/1/01. Index comparison begins 4/30/01.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



Fee Table                                                        Class A
-----------------------------------------------------------------------------


Annual Operating Expenses, deducted from portfolio assets
-----------------------------------------------------------------------------
Management Fee                                                   0.95%
-----------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                   None
-----------------------------------------------------------------------------
Other Expenses
-----------------------------------------------------------------------------
Total Annual Operating Expenses*
-----------------------------------------------------------------------------

* [Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of SVS Oak Strategic Equity Portfolio to 1.15%.]


Based on the costs, above this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



Example                   1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------

Class A shares              $              $              $              $
--------------------------------------------------------------------------------


The Portfolio Manager

The portfolio's subadvisor is Oak Associates, Ltd. The portfolio manager is James D. Oelschlager. Mr. Oelschlager began his investment career in 1970 and founded Oak Associates, Ltd. in 1985. Mr. Oelschlager has managed the portfolio since its inception.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

SVS Oak Strategic Equity Portfolio -- Class A

SVS Turner Mid Cap Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks capital appreciation.

The portfolio pursues its objective by investing in common stocks and other equity securities of US companies with medium market capitalizations that the portfolio managers believe have strong earnings growth potential. The portfolio will invest in securities of companies that are diversified across economic sectors, and will attempt to maintain sector concentrations that approximate those of the Russell Mid-Cap Growth Index. The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index. Portfolio exposure is generally limited to 5% in any single issuer, subject to exceptions for the most heavily weighted securities in the Index.


Under normal circumstances, at least 80% of the portfolio's net assets, plus the amount of any borrowings for investment purposes, will be invested in stocks of mid-cap companies, which are defined for this purpose as companies with market capitalizations at the time of purchase in the range of market capitalizations of those companies included in the Index (as of December 31, 2003, the Index had a median market capitalization of $____ billion). The portfolio managers generally look for medium market capitalization companies with strong histories of earnings growth that are likely to continue to grow their earnings. A stock becomes a sell candidate if there is deterioration in the company's earnings growth prospects. Moreover, positions will be trimmed to adhere to capitalization or capacity constraints, to maintain sector neutrality or to adjust stock position size relative to the Index.


In focusing on companies with strong earnings growth potential, the portfolio managers engage in a relatively high level of trading activity so as to respond to changes in earnings forecasts and economic developments.

Other Investments

The managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although they don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform. When prices of stocks fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the type of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. To the extent that the portfolio invests in a given industry, any factors affecting that industry could affect portfolio securities. For example, a rise in unemployment could hurt consumer goods makers, or the emergence of new technologies could hurt computer software or hardware companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends or other factors

o    growth stocks may be out of favor for certain periods

o    derivatives could produce disproportionate losses

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows the return for the portfolio's Class A shares for its first complete calender year of operations, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class A shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Return (%) as of 12/31 -- Class A shares




THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

  2002       2003

 -32.28

For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: -%, Q

2004 Total Return as of March 31: %

Average Annual Total Returns (%) as of 12/31/2002

                          1 Year                          Life of Portfolio*
--------------------------------------------------------------------------------

Portfolio -- Class A

Index
--------------------------------------------------------------------------------


Index: Russell Mid Cap Growth Index, an unmanaged index composed of common stocks of midcap companies with higher price-to-book ratios and higher forecasted growth values.

*    Since 5/1/01. Index comparison begins 4/30/01.

In the table, total return for 2001 would have been lower if operating expenses had not been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



Fee Table                                                          Class A
-------------------------------------------------------------------------------


Annual Operating Expenses, deducted from portfolio assets
-------------------------------------------------------------------------------
Management Fee                                                     1.00%
-------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                     None
-------------------------------------------------------------------------------
Other Expenses
-------------------------------------------------------------------------------
Total Annual Operating Expenses*
-------------------------------------------------------------------------------

* [Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of SVS Turner Mid Cap Growth Portfolio to 1.30%.]


Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



Example                    1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------


Class A shares               $              $              $              $
--------------------------------------------------------------------------------


The Portfolio Managers

The portfolio's subadvisor is Turner Investment Partners, Inc. The portfolio managers are Christopher K. McHugh, William C. McVail and Robert E. Turner, who have each managed the portfolio since its inception. Mr. McHugh began his investment career in 1986 and joined the subadvisor when it was founded in 1990. Mr. McHugh is a principal at Turner Investment Partners, Inc. Mr. McVail began his investment career in 1988 and joined Turner Investment Partners, Inc. in 1998 after serving as a portfolio manager at PNC Equity Advisors. Mr. Turner began his investment career in 1981 and is the founder, chairman and Chief Investment Officer of Turner Investment Partners, Inc.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

SVS Turner Mid Cap Growth Portfolio -- Class A

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

Although major changes tend to be infrequent, the Board could change a portfolio's investment goal without seeking shareholder approval. For the portfolios listed below, the Board will provide shareholders with at least 60 days notice prior to making any changes to a portfolio's 80% investment policy, as described herein.

Scudder Blue Chip Portfolio

Scudder Fixed Income Portfolio

Scudder Global Blue Chip Portfolio

Scudder Government Securities Portfolio

Scudder International Select Equity Portfolio


Scudder Mercury Large Cap Core Portfolio

Scudder Mercury Small Cap Value Portfolio


Scudder Small Cap Growth Portfolio

Scudder Technology Growth Portfolio

SVS Dreman Financial Services Portfolio

SVS Dreman High Return Equity Portfolio

SVS Dreman Small Cap Value Portfolio

SVS Eagle Focused Large Cap Growth Portfolio

SVS Index 500 Portfolio

SVS Oak Strategic Equity Portfolio

SVS Turner Mid Cap Growth Portfolio

o As a temporary defensive measure, each of the non-money market portfolios could shift 100% of its assets into investments such as money market securities. This could prevent losses, but would mean that the portfolio would not be pursuing its goal.

o The portfolios may trade securities actively. This strategy could raise transaction costs and lower performance.

o The advisor or a portfolio's subadvisor may establish a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, a portfolio may use the higher rating. If a security's credit quality falls, the advisor or subadvisor will determine whether selling it would be in the portfolio's best interest. For Scudder Money Market Portfolio, such determination will be made pursuant to procedures adopted by the Board.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Investment Advisor


Deutsche Investment Management Americas Inc. ("DeIM" or the "advisor"), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, or its subadvisors make the portfolios' investment decisions, buys and sells securities for the portfolios and conducts research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. The portfolios' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Ltd. ("DeAMIS"), Deutsche Bank Trust Company Americas and Scudder Trust Company.


Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.


The advisor receives a management fee from each portfolio, except Scudder Mercury Large Cap Core Portfolio and Scudder Mercury Small Cap Value Portfolio. Below are the actual rates paid by each portfolio for the 12 months through the most recent fiscal year end, as a percentage of each portfolio's average daily net assets:



TO BE UPDATED

Portfolio Name                                                     Fee Paid
--------------------------------------------------------------------------------
Scudder Aggressive Growth Portfolio                                 0.75%
--------------------------------------------------------------------------------
Scudder Blue Chip Portfolio                                         0.65%
--------------------------------------------------------------------------------
Scudder Contrarian Value Portfolio                                  0.75%
--------------------------------------------------------------------------------
Scudder Fixed Income Portfolio                                      0.60%
--------------------------------------------------------------------------------
Scudder Global Blue Chip Portfolio                                  1.00%
--------------------------------------------------------------------------------
Scudder Government Securities Portfolio                             0.55%
--------------------------------------------------------------------------------
Scudder Growth Portfolio                                            0.60%
--------------------------------------------------------------------------------
Scudder High Income Portfolio                                       0.60%
--------------------------------------------------------------------------------
Scudder International Select Equity Portfolio                       0.75%
--------------------------------------------------------------------------------
Scudder Money Market Portfolio                                      0.50%
--------------------------------------------------------------------------------
Scudder Small Cap Growth Portfolio                                  0.65%
--------------------------------------------------------------------------------
Scudder Strategic Income Portfolio                                  0.65%
--------------------------------------------------------------------------------
Scudder Technology Growth Portfolio                                 0.75%
--------------------------------------------------------------------------------
Scudder Total Return Portfolio                                      0.55%
--------------------------------------------------------------------------------
SVS Davis Venture Value Portfolio                                   0.95%
--------------------------------------------------------------------------------
SVS Dreman Financial Services Portfolio                             0.75%
--------------------------------------------------------------------------------
SVS Dreman High Return Equity Portfolio                             0.73%
--------------------------------------------------------------------------------
SVS Dreman Small Cap Value Portfolio                                0.75%
--------------------------------------------------------------------------------
SVS Eagle Focused Large Cap Growth Portfolio                        0.95%
--------------------------------------------------------------------------------
SVS Focus Value+Growth Portfolio                                    0.75%
--------------------------------------------------------------------------------
SVS Index 500 Portfolio                                             0.39%
--------------------------------------------------------------------------------
SVS INVESCO Dynamic Growth Portfolio                                1.00%
--------------------------------------------------------------------------------
SVS Janus Growth And Income Portfolio                               0.95%
--------------------------------------------------------------------------------
SVS Janus Growth Opportunities Portfolio                            0.94%
--------------------------------------------------------------------------------
SVS MFS Strategic Value Portfolio                                   0.23%
--------------------------------------------------------------------------------
SVS Oak Strategic Equity Portfolio                                  0.95%
--------------------------------------------------------------------------------
SVS Turner Mid Cap Growth Portfolio                                 1.00%
--------------------------------------------------------------------------------

Scudder Mercury Large Cap Core Portfolio entered into an investment management agreement with the advisor effective May 1, 2004. The table below describes the fee rates for the portfolio.


--------------------------------------------------------------------------------
Average Daily Net Assets                                   Fee Rate
--------------------------------------------------------------------------------
                                                               %

                                                               %

                                                               %
--------------------------------------------------------------------------------

Scudder Mercury Small Cap Value Portfolio entered into an investment management agreement with the advisor effective May 1, 2004. The table below describes the fee rates for the portfolio.


--------------------------------------------------------------------------------

Average Daily Net Assets                                  Fee Rate
--------------------------------------------------------------------------------

                                                              %

                                                              %

                                                              %
--------------------------------------------------------------------------------


Portfolio Subadvisors

Subadvisor for Scudder International Select Equity Portfolio and Scudder Strategic Income Portfolio

Deutsche Asset Management Investment Services Ltd. ("DeAMIS"), One Appold Street, London, England, an affiliate of the advisor, is the subadvisor for Scudder International Select Equity Portfolio and Scudder Strategic Income Portfolio. With regard to Scudder Strategic Income Portfolio, DeAMIS is responsible for managing the portion of the portfolio's assets invested in emerging market debt securities. DeAMIS provides a full range of international investment advisory services to institutional and retail clients. DeIM pays a fee to DeAMIS for acting as subadvisor to each portfolio.


Subadvisor for Scudder Mercury Large Cap Core Portfolio and Scudder Mercury Small Cap Value Portfolio

Fund Asset Management, L.P., [address], is the subadvisor for Scudder Mercury Large Cap Core Portfolio and Scudder Mercury Small Cap Value Portfolio and receives a fee for its services from DeIM. Fund Asset Management and its affiliates, had approximately $___ billion in investment company and other assets under management as of January 2004.

DeIM will pay a fee to Fund Asset Management for acting as subadvisor to Scudder Mercury Large Cap Core Portfolio and Scudder Mercury Small Cap Value Portfolio as shown below:

--------------------------------------------------------------------------------

Average Daily Net Assets                                 Fee Rate
--------------------------------------------------------------------------------

                                                             %

                                                             %

                                                             %
--------------------------------------------------------------------------------


Subadvisor for SVS Davis Venture Value Portfolio

Davis Selected Advisers, L.P., 2949 E. Elvira Road, Suite 101, Tucson, Arizona 85706, is the subadvisor to SVS Davis Venture Value Portfolio. Davis Selected Advisers, L.P. began serving as investment advisor to Davis New York Venture Fund in 1969 and currently serves as investment advisor to all of the Davis Funds, and acts as advisor or subadvisor for a number of other institutional accounts including mutual funds and private accounts. DeIM pays a fee to Davis Selected Advisers, L.P. for acting as subadvisor to SVS Davis Venture Value Portfolio.

Subadvisor for SVS Dreman Financial Services Portfolio, SVS Dreman High Return Equity Portfolio and SVS Dreman Small Cap Value Portfolio


Dreman Value Management L.L.C., 10 Exchange Place Suite 2150, Jersey City, New Jersey, is the subadvisor to SVS Dreman Financial Services Portfolio, SVS Dreman High Return Equity Portfolio and SVS Dreman Small Cap Value Portfolio and receives a fee for its services from DeIM. Founded in 1977, Dreman Value Management L.L.C. currently manages over $__ billion in assets. DeIM pays a fee to Dreman Value Management L.L.C. for acting as subadvisor to each portfolio.


Subadvisor for SVS Eagle Focused Large Cap Growth Portfolio


Eagle Asset Management, Inc., 880 Carillon Parkway, St. Petersburg, Florida, is the subadvisor to SVS Eagle Focused Large Cap Growth Portfolio. As of December 31, 2003, Eagle Asset Management, Inc. manages approximately $__ billion in assets for institutional, high net worth individuals and subadvisory clients. DeIM pays a fee to Eagle Asset Management, Inc. for acting as subadvisor to SVS Eagle Focused Large Cap Growth Portfolio.


Subadvisors for SVS Focus Value+Growth Portfolio


Jennison Associates LLC, a wholly owned subsidiary of The Prudential Insurance Company of America, located at 466 Lexington Avenue, New York, 10017, is the subadvisor to the growth portion of SVS Focus Value+Growth Portfolio. Jennison Associates was founded in 1969 and has served as an investment advisor to registered investment companies since 1990. As of December 31, 2003, Jennison Associates managed approximately $__ billion on behalf of its clients.


DeIM pays a fee to Jennison Associates for acting as subadvisor to the "growth" portion of SVS Focus Value+Growth Portfolio at an annual rate based on the portion of the average combined daily net assets of the portfolio and Scudder Focus Value+Growth Fund (another fund advised by DeIM) subadvised by Jennison Associates.


Dreman Value Management, L.L.C., 10 Exchange Place, Suite 2150, Jersey City, New Jersey, is the subadvisor for the value portion of SVS Focus Value+Growth Portfolio. Founded in 1977, Dreman Value Management L.L.C. currently manages over $__ billion in assets.


DeIM pays a fee to Dreman Value Management for acting as the subadvisor to the value portion of the portfolio at an annual rate applied to the portion of the portfolio's average daily net assets subadvised by Dreman Value Management.

Subadvisor for SVS Index 500 Portfolio


Effective April 30, 2003, Northern Trust Investments, Inc. ("NTI"), 50 South LaSalle Street, Chicago, Illinois is the subadvisor for SVS Index 500 Portfolio. NTI has managed accounts, including registered investment companies, designed to mirror the performance of the same index as the portfolio seeks to replicate. NTI primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors. As of March 31, 2004, NTI had approximately $____ billion in assets under management.


Subadvisor for SVS INVESCO Dynamic Growth Portfolio


INVESCO, located at 4350 South Monaco Street, Denver, Colorado 80237, is the subadvisor to SVS INVESCO Dynamic Growth Portfolio. INVESCO was founded in 1932 and manages, as of December 31, 2003, over $__ billion for more than [3] million shareholder accounts of [33] INVESCO mutual funds. INVESCO is a subsidiary of AMVESCAP plc, an international investment management company that manages more than $___ billion in assets worldwide. AMVESCAP is based in London, with money managers located in Europe, North and South America and the Far East. DeIM pays a fee to INVESCO for acting as subadvisor to SVS INVESCO Dynamic Growth Portfolio.


Subadvisor for SVS Janus Growth And Income Portfolio and SVS Janus Growth Opportunities Portfolio

Janus Capital Management LLC ("Janus") (formerly, Janus Capital Corporation), 100 Fillmore Street, Denver, Colorado, is the subadvisor to SVS Janus Growth And Income Portfolio and SVS Janus Growth Opportunities Portfolio. Janus began serving as investment advisor to Janus Fund in 1970 and currently serves as investment advisor to all of the Janus Funds, acts as subadvisor for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. DeIM pays a fee to Janus for acting as subadvisor to SVS Janus Growth And Income Portfolio and SVS Janus Growth Opportunities Portfolio.

Subadvisor for SVS MFS Strategic Value Portfolio


Massachusetts Financial Services Company ("MFS"), 500 Boylston Street, Boston, Massachusetts 02116, is the subadvisor to SVS MFS Strategic Value Portfolio. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $____ billion as of December 31, 2003. DeIM pays a fee to MFS for acting as subadvisor to SVS MFS Strategic Value Portfolio.


Subadvisor for SVS Oak Strategic Equity Portfolio


Oak Associates, Ltd. is the subadvisor to SVS Oak Strategic Equity Portfolio. Oak Associates, Ltd. currently has over $__ billion in assets under management. Oak Associates, Ltd.'s principal place of business is 3875 Embassy Parkway, Suite 250, Akron, Ohio 44333. DeIM pays a fee to Oak Associates, Ltd. for acting as subadvisor to SVS Oak Strategic Equity Portfolio.


Subadvisor for SVS Turner Mid Cap Growth Portfolio


Turner Investment Partners, Inc., 1205 Westlakes Drive Suite 100, Berwyn, Pennsylvania, 19312 is the subadvisor to SVS Turner Mid Cap Growth Portfolio. As of December 31, 2003, Turner Investment Partners, Inc. had approximately $__ billion in assets under management. DeIM pays a fee to Turner Investment Partners, Inc. for acting as subadvisor to SVS Turner Mid Cap Growth Portfolio.

--------------------------------------------------------------------------------

Your Investment in the Portfolios

The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.

Buying and Selling Shares

The information in this prospectus applies to Class A shares of each portfolio. Class A shares are offered at net asset value. Each portfolio has another class of shares which is offered separately.

Technically, the shareholders of Scudder Variable Series II are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.


We have a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When an Insurance Company opens an account, we will ask for its name, address, and other information that will allow us to identify the company. This information will be verified to ensure the identity of all persons opening an account.

For certain Insurance Companies, we might request additional information (for instance, we would ask for documents such as the Insurance Company's articles of incorporation) to help us verify the Insurance Company's identity.


The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). For Scudder Money Market Portfolio, the share price, or net asset value per share, is normally $1.00 calculated at amortized cost.


We will not complete the purchase of any fund shares for an account until all information has been provided and the application has been submitted in "good order." Once the application is determined to be in good order, the fund purchase(s) will be effected at the net asset value per share next calculated (less any applicable sales charges). Since Scudder Money Market Portfolio will be investing in instruments that normally require immediate payment in Federal funds (monies credited to a bank's account with its regional Federal Reserve
Bank), the portfolio has adopted certain procedures for the convenience of its shareholders and to ensure that Scudder Money Market Portfolio receives investable funds.

We may reject a new account application if the Insurance Company doesn't provide any required or requested identifying information, or for other reasons.

We may refuse, cancel or rescind any purchase or exchange order; freeze any account (meaning the Insurance Company will not be able to purchase or redeem fund shares in your account); suspend account services; and/or involuntarily redeem the account if we think that the account is being used for fraudulent or illegal purposes by the Insurance Company or by you, the contract owner; one or more of these actions will be taken when, at the sole discretion of a fund, they are deemed to be in the fund's best interest or when the fund is requested or compelled to do so by governmental authority or by applicable law.

We may close and liquidate an account if we are unable to verify provided information, or for other reasons; if we decide to close the account, the fund shares will be redeemed at the net asset value per share next calculated after we determine to close the account (less any applicable sales charges); the Insurance Company/you may be subject to gain or loss on the redemption of the fund shares and the Insurance Company/you may incur tax liability.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

Scudder Variable Series II currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How the Portfolios Calculate Share Price

For each portfolio, the share price is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:



                     TOTAL ASSETS - TOTAL LIABILITIES
                     ----------------------------------     = NAV
                     TOTAL NUMBER OF SHARES OUTSTANDING



Except with Scudder Money Market Portfolio, we typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a portfolio's Board which are intended to reflect fair value when a market quotation or pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. With Scudder Money Market Portfolio, we use amortized cost value (the method used by most money market funds).

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days and at times when the portfolios don't price their shares.

Distributions

Scudder Money Market Portfolio intends to declare its net investment income as a dividend daily and distribute dividends monthly. All other portfolios intend to declare and distribute dividends from their net investment income and capital gains, if any, annually. Any of the portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed by the shareholder that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

To Get More Information

Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and a portfolio's performance. They also have detailed performance figures, a list of everything each portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090
                                             www.sec.gov


                                             SEC File #
--------------------------------------------------------------------------------

Scudder Variable Series II                   811-5002
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Scudder Variable Series II


o Scudder Aggressive Growth Portfolio                            o SVS Davis Venture Value Portfolio

o Scudder Blue Chip Portfolio                                    o SVS Dreman Financial Services Portfolio

o Scudder Contrarian Value Portfolio                             o SVS Dreman High Return Equity Portfolio

o Scudder Fixed Income Portfolio                                 o SVS Dreman Small Cap Value Portfolio

o Scudder Global Blue Chip Portfolio                             o SVS Eagle Focused Large Cap Growth Portfolio

o Scudder Government Securities Portfolio                        o SVS Focus Value+Growth Portfolio

o Scudder Growth Portfolio                                       o SVS Index 500 Portfolio

o Scudder High Income Portfolio                                  o SVS INVESCO Dynamic Growth Portfolio

o Scudder International Select Equity Portfolio                  o SVS Janus Growth And Income Portfolio

o Scudder Money Market Portfolio                                 o SVS Janus Growth Opportunities Portfolio

o Scudder Small Cap Growth Portfolio                             o SVS MFS Strategic Value Portfolio

o Scudder Strategic Income Portfolio                             o SVS Oak Strategic Equity Portfolio

o Scudder Technology Growth Portfolio                            o SVS Turner Mid Cap Growth Portfolio

o Scudder Total Return Portfolio


o Scudder Mercury Large Cap Core Portfolio

o Scudder Mercury Small Cap Value Portfolio






Prospectus


May 1, 2004



Class B Shares


This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.


The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents


How the Portfolios Work                                                                  Your Investment in the Portfolios


  3   Scudder Aggressive Growth               69   SVS Davis Venture Value               126   Buying and Selling Shares
      Portfolio                                    Portfolio
                                                                                         127   How the Portfolios Calculate
  7   Scudder Blue Chip Portfolio             73   SVS Dreman Financial                        Share Price
                                                   Services Portfolio
 11   Scudder Contrarian Value                                                           127   Distributions
      Portfolio                               77   SVS Dreman High Return
                                                   Equity Portfolio                      127   Taxes

 15   Scudder Fixed Income Portfolio
                                              81   SVS Dreman Small Cap Value
 20   Scudder Global Blue Chip                     Portfolio
      Portfolio
                                              85   SVS Eagle Focused Large Cap
 24   Scudder Government                           Growth Portfolio
      Securities Portfolio
                                              89   SVS Focus Value+Growth
 28   Scudder Growth Portfolio                     Portfolio

 32   Scudder High Income Portfolio           93   SVS Index 500 Portfolio

 37   Scudder International Select            97   SVS INVESCO Dynamic Growth
      Equity Portfolio                             Portfolio

 41   Scudder Money Market                   101   SVS Janus Growth And Income
      Portfolio                                    Portfolio

 45   Scudder Small Cap Growth               105   SVS Janus Growth
      Portfolio                                    Opportunities Portfolio

 49   Scudder Strategic Income               109   SVS MFS Strategic Value
      Portfolio                                    Portfolio

 54   Scudder Technology Growth              113   SVS Oak Strategic Equity
      Portfolio                                    Portfolio

 59   Scudder Total Return Portfolio         117   SVS Turner Mid Cap Growth
                                                   Portfolio

64    Scudder Mercury Large Cap
      Core Portfolio                         121   Other Policies and Risks

 66   Scudder Mercury Small Cap              122   Investment Advisor
      Value Portfolio
                                             124   Portfolio Subadvisors

                                             124   Portfolio Subadvisors

How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in a portfolio is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, so be aware that you could lose money.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Scudder Aggressive Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks capital appreciation through the use of aggressive investment techniques.

The portfolio normally invests at least 65% of total assets in equities -- mainly common stocks -- of US companies. Although the portfolio can invest in stocks of small, mid-sized and large companies and any market sector, it may invest in initial public offerings (IPOs) and in growth-oriented market sectors, such as the technology sector. In fact, the portfolio's stock selection methods may at times cause it to invest more than 25% of total assets in a single sector. A sector is made up of numerous industries.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Growth Orientation. The managers generally look for companies that they believe have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

The managers also look for companies in growing industries that have innovative products and services, repeat customers and control over costs and prices.

Top-down analysis. The managers consider the economic outlooks for various sectors and industries while looking for those that may benefit from changes in the overall business environment.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities and issuers represented.

To a limited extent, the managers may seek to take advantage of short-term trading opportunities that result from market volatility. For example, the managers may increase positions in favored companies when prices decline and may sell fully valued companies when prices rise.

The portfolio normally will sell a stock when the managers believe its price is unlikely to go much higher, its fundamental qualities have deteriorated, other investments offer better opportunities or to adjust its emphasis in a given industry.


Other Investments

While the portfolio invests mainly in US common stocks, it could invest up to 25% of total assets in foreign securities.

The managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although they don't intend to use them as principal investments and may choose not to use them at all.


The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. Stocks of small companies (including most that issue IPOs) can be highly volatile because their prices often depend on future expectations. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes and the fund may not be able to get an attractive price for them.

Sector Risk. To the extent that the portfolio invests in a given sector, any factors affecting that sector could affect portfolio securities. For example, technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Non-Diversification Risk. The fact that the portfolio is classified as non-diversified and can invest a larger percentage of assets in a given stock than a diversified portfolio, increases its risk, because any factors affecting a given company could affect portfolio performance.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other factors

o     growth stocks may be out of favor for certain periods

o foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

o     derivatives could produce disproportionate losses

This portfolio may be appropriate for long-term investors who can accept an above-average level of risk to their investment and who are interested in potentially higher returns.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class B shares compare with three broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE


                                    2000        2001       2002       2003

                                   -5.20      -21.96     -30.76


For the periods included in the bar chart:


Best Quarter: %, Q                              Worst Quarter: %, Q

2004 Total Return as of March 31: %

Average Annual Total Returns (%) as of 12/31/2003

                                  1 Year             Life of Portfolio*
--------------------------------------------------------------------------------
Portfolio -- Class B

Index 1

Index 2
--------------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Russell 3000 Growth Index, an unmanaged capitalization-weighted index containing the growth stocks in the Russell 3000 Index. * Since 5/1/99. Index comparisons begin 4/30/99.


In the bar chart, total return for 2000 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2000 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                               Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                          0.75%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                         0.25
--------------------------------------------------------------------------------

Other Expenses*
--------------------------------------------------------------------------------
Total Annual Operating Expenses**
--------------------------------------------------------------------------------


* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping.


** [Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of Scudder Aggressive Growth Portfolio to 1.35%.]


Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                    1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------

Class B shares               $              $              $              $

--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Audrey M.T. Jones                           Samuel A. Dedio                            Doris R. Klug
CFA, Managing Director of Deutsche Asset    Director of Deutsche Asset Management      CFA, Director of Deutsche Asset
Management and Portfolio Manager of the     and Portfolio Manager of the portfolio.    Management and Portfolio Manager
portfolio.                                   o Joined Deutsche Asset Management in     of the portfolio.
 o Joined Deutsche Asset Management in         1999 after eight years of experience     o Joined Deutsche Asset Management in
   1986 and the portfolio in 2002.             as analyst at Ernst & Young, LLP,          2000 and the portfolio in 2002.
 o Portfolio manager with a primary            Evergreen Asset Management and           o Portfolio manager with a primary
   focus on the credit                         Standard & Poor's Corp.                    focus on the consumer and capital
   sensitive, communications services,       o Portfolio manager for US small- and        goods sectors.
   energy, process industries and              mid-cap equity and senior small-cap      o Vice President of Mutual of America
   transportation sectors.                     analyst for technology.                    from 1993-2000.
 o Over 30 years of investment industry      o MS, American University, Kogod           o Over 21 years of financial industry
   experience.                                 School of Business.                        experience.
 o BBA, Pace University Lubin School of      o Joined the portfolio in 2002.            o MBA, Stern School of Business,
   Business.                                                                              New York University.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Aggressive Growth Portfolio -- Class B

Scudder Blue Chip Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks growth of capital and income.


Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of large US companies that are similar in size to the companies in the S&P 500 Index (as of December 31, 2003, the S&P 500 Index had a median market capitalization of $__ billion) and that the portfolio managers believe are "blue chip" companies. Blue chip companies are large, well-known companies that typically have an established earnings and dividend history, easy access to credit, solid positions in their industries and strong management. The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index.


The portfolio managers look for "blue chip" companies whose stock price is attractive relative to potential growth. The managers use quantitative stock techniques and fundamental equity analysis to evaluate each company's stock price relative to the company's earnings, operating trends, market outlook and other measures of performance potential.

The managers may favor securities from different industries and companies at different times while still maintaining variety in terms of the industries and companies represented.

The managers will normally sell a stock when the managers believe its fundamental factors have changed, other investments offer better opportunities or in the case of adjusting its emphasis on or within a given industry.


Other Investments

While the portfolio invests mainly in US common stocks, it could invest up to 20% of net assets in foreign securities.

The managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although they don't intend to use them as principal investments and may choose not to use them at all.


The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of small or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Sector Risk. To the extent that the portfolio invests in a given sector, any factors affecting that sector could affect portfolio securities. For example, a rise in unemployment could hurt consumer goods makers, or the emergence of new technologies could hurt computer software or hardware companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends or other factors

o     growth stocks may be out of favor for certain periods

o foreign securities tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o     derivatives could produce disproportionate losses

Investors with long-term goals who are interested in a core stock investment may be interested in this portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class B shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE



                1998       1999       2000        2001       2002       2003

               13.56      24.92       -8.07      -16.02     -22.31



For the periods included in the bar chart:


Best Quarter: %, Q                              Worst Quarter: %, Q

2004 Total Return as of March 31: %


Average Annual Total Returns (%) as of 12/31/2003


                              1 Year         5 Years        Life of Portfolio*
--------------------------------------------------------------------------------

Portfolio -- Class B

Index

--------------------------------------------------------------------------------

Index: Russell 1000 Index, an unmanaged capitalization-weighted price-only index composed of the largest-capitalized US companies whose common stocks are traded in the United States.

*   Since 5/1/97. Index comparison begins 4/30/97.

In the bar chart and table, total return for 1999 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                           Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                      0.65%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                     0.25
--------------------------------------------------------------------------------

Other Expenses*
--------------------------------------------------------------------------------
Total Annual Operating Expenses**
--------------------------------------------------------------------------------


* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping.


** [Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of Scudder Blue Chip Portfolio to 1.35%.]


Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                  1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------

Class B shares             $              $              $              $

--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:


Janet Campagna                            Robert Wang
Managing Director of Deutsche Asset       Managing Director of Deutsche Asset
Management and Portfolio Manager of       Management and Portfolio Manager of
the portfolio.                            the portfolio.
 o Joined Deutsche Asset Management in     o Joined Deutsche Asset Management in
   1999 and the portfolio in 2003.           1995 as portfolio manager for asset
 o Head of global and tactical asset         allocation after 13 years of
   allocation.                               experience of trading fixed income
 o Investment strategist and manager         and derivative securities at J.P.
   of the asset allocation strategies        Morgan.
   group for Barclays Global Investors     o Senior portfolio manager for Multi
   from 1994 to 1999.                        Asset Class Quantitative
 o Over 15 years of investment               Strategies: New York.
   industry experience.                    o Joined the portfolio in 2003.
 o Master's degree in Social Science
   from California Institute of
   Technology.
 o Ph.D in Political Science from
   University of California at Irvine.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Blue Chip Portfolio -- Class B

Scudder Contrarian Value Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to achieve a high rate of total return.

The portfolio normally invests at least 65% of total assets in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000 Value Index (as of December 31, 2003, the Russell 1000 Value Index had a median market capitalization of $__ billion) and that the portfolio managers believe are undervalued. The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index. Although the portfolio can invest in stocks of any economic sector, at times it may emphasize the financial services sector or other sectors (in fact, it may invest more than 25% of total assets in a single sector).


The portfolio managers begin by screening for stocks whose price-to-earnings ratios are below the average for the S&P 500 Index. The managers then compare a company's stock price to its book value, cash flow and yield, and analyze individual companies to identify those that are financially sound and appear to have strong potential for long-term growth.

The managers assemble the portfolio from among the most attractive stocks, drawing on analysis of economic outlooks for various sectors and industries. The managers may favor securities from different sectors and industries at different times while still maintaining variety in terms of the sectors and industries represented.

The portfolio normally will sell a stock when it reaches a target price, its fundamental factors have changed or it has performed below the managers' expectations.


Other Investments

The managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although they don't intend to use them as principal investments and may choose not to use them at all.


The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US stock market. When large company stock prices fall, you should expect the value of your investment to fall as well. At times, large company stocks may not perform as well as stocks of smaller or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Sector Risk. To the extent that the portfolio focuses on one or more sectors, any factors affecting those sectors could affect portfolio securities. For example, financial services companies could be hurt by such factors as changing government regulations, increasing competition and interest rate movements.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends or other matters

o     value stocks may be out of favor for certain periods

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

o     derivatives could produce disproportionate losses

Investors seeking to diversify a growth-oriented portfolio or add a core holding to a value-oriented portfolio may want to consider this portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class B shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE


        1997     1998      1999      2000      2001      2002      2003

       30.06    18.96    -10.44     15.84      1.61    -15.18




For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: %, Q

2004 Total Return as of March 31:%



Average Annual Total Returns (%) as of 12/31/2003


                             1 Year         5 Years      Life of Portfolio*
--------------------------------------------------------------------------------

Portfolio -- Class B

Index

--------------------------------------------------------------------------------

Index: Russell 1000 Value Index, which consists of those stocks in the Russell 1000 Index that have a less-than-average growth orientation.

*   Since 5/1/96. Index comparison begins 4/30/96.

In the bar chart and table, total return for 1999 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                               Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                          0.75%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                         0.25
--------------------------------------------------------------------------------


Other Expenses*
--------------------------------------------------------------------------------
Total Annual Operating Expenses**
--------------------------------------------------------------------------------


* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping.


** [Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of Scudder Contrarian Value Portfolio to 1.20%.]


Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                   1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------

Class B shares              $              $              $              $

--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Thomas Sassi                            Frederick L. Gaskin
Managing Director of Deutsche Asset     Senior Vice President of Deutsche Asset
Management and Co-Manager of the        Management and Co-Manager of the
portfolio.                              portfolio.
 o Joined Deutsche Asset Management in   o Joined Deutsche Asset Management in
   1990 and the portfolio in 1997.         1989 and the portfolio in 1997.
 o Over 31 years of investment           o Over 16 years of investment industry
   industry experience.                    experience.
 o MBA, Hofstra University.              o MBA, Babcock Graduate School of
                                           Management at Wake Forest University.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Contrarian Value Portfolio -- Class B

Scudder Fixed Income Portfolio

Formerly Scudder Investment Grade Bond Portfolio


The Portfolio's Main Investment Strategy

The portfolio seeks high current income.

The portfolio pursues its goal by investing primarily in a diversified portfolio of fixed-income securities.


Under normal circumstances, the portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, determined at the time of purchase, in fixed income securities. The portfolio invests primarily in investment grade fixed income securities rated within the top three rating categories. The portfolio may invest up to 20% of its total assets in investment grade fixed income securities rated within the fourth highest rating category.

The portfolio can buy many types of fixed-income securities, including those of the US Treasury, as well as US government agencies and instrumentalities, corporate, mortgage-backed and asset-backed securities, taxable municipal and tax-exempt municipal bonds and liquid Rule 144A securities. Generally, the portfolio invests in US bonds or instruments, but up to 25% of total assets could be in US dollar-denominated securities of foreign issuers and governments.

The portfolio managers utilize a core US fixed-income strategy that seeks to add incremental returns to the Lehman Brothers Aggregate Bond Index. In managing the portfolio, the managers generally use a "bottom-up" approach. The managers focus on the securities and sectors they believe are undervalued relative to the market, rather than relying on interest rate forecasts. The managers seek to identify pricing inefficiencies of individual securities in the fixed-income market. Normally, the average duration of portfolio will be kept within 0.25 years of the duration of the Lehman Brothers Aggregate Bond Index.

Company research lies at the heart of the portfolio's investment process. In selecting individual securities for investment, the portfolio managers:

o assign a relative value, based on creditworthiness, cash flow and price, to each bond;

o determine the intrinsic value of each issue by examining credit, structure, option value and liquidity risks. The managers look to exploit any inefficiencies between intrinsic value and market trading price;

o use credit analysis to determine the issuer's ability to pay interest and repay principals on its bonds; and

o subordinate sector weightings to individual bonds that may add above-market value.

Portfolio Maturity. The managers intend to maintain a dollar weighted effective average portfolio maturity of five to ten years. Subject to its portfolio maturity policy, the portfolio may purchase individual securities with any stated maturity. The dollar weighted average portfolio maturity may be shorter than the stated maturity due to several factors, including but not limited to prepayment patterns, call dates and put features. In implementing this strategy, the portfolio may experience a high portfolio turnover rate.



The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you receive from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise and increase in value when interest rates decline. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) The longer the effective maturity of the portfolio's securities, the more sensitive it will be to interest rate changes. In addition to general risks associated with changing interest rates, the portfolio may also be subject to additional, specific risks. As interest rates decline, the issuers of securities held by the portfolio may prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This prepayment may reduce the portfolio's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the portfolio's duration and reducing the value of the security. Because the portfolio may invest in mortgage-related securities, it is more vulnerable to both of these risks.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment grade bonds. In some cases, bonds may decline in credit quality or go into default.

Market Risk. Deteriorating market conditions might cause a general weakness in the market that reduces the overall level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the portfolio by reducing the relative attractiveness of bonds as an investment. Also, to the extent that the portfolio emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Foreign Investing Risk. The risks of investing in foreign securities are generally greater than those of investing in domestic securities. A foreign government could expropriate or nationalize assets, impose withholding or other taxes on dividend, interest or other payments and prohibit transactions in the country's currency. In many foreign countries, securities markets are less liquid, more volatile and subject to less stringent government regulation than US securities markets.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers, industries or other matters

o at times, market conditions might make it hard to value some investments. As a result, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates the price of its securities, you may not receive the full market value for your portfolio shares when you sell.

This portfolio is designed for individuals who are seeking to earn higher current income than an investment in money market mutual funds may provide.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.


The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class B shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.


The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE


      1997        1998       1999       2000        2001       2002       2003

      8.76        7.67      -2.30       9.63        5.45       7.77


For the periods included in the bar chart:

Best Quarter:  %, Q                             Worst Quarter:  %, Q

2004 Total Return as of March 31: %


Average Annual Total Returns (%) as of 12/31/2003


                            1 Year          5 Years          Life of Portfolio*
--------------------------------------------------------------------------------

Portfolio -- Class B

Index
--------------------------------------------------------------------------------

Index: Lehman Brothers Aggregate Bond Index, an unmanaged market value-weighted measure of treasury issues, agency issues, corporate issues and mortgage securities.


*   Since 5/1/96. Index comparisons begin 4/30/96.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                            Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                       0.60%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                      0.25
--------------------------------------------------------------------------------

Other Expenses*
--------------------------------------------------------------------------------
Total Annual Operating Expenses**

--------------------------------------------------------------------------------

* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping.


** [Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of Scudder Fixed Income Portfolio to 1.20%.]


Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                    1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------

Class B shares               $              $              $              $

--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:


Gary W. Bartlett                            Warren S. Davis                           Thomas Flaherty
CFA, Managing Director of Deutsche Asset    Director of Deutsche Asset Management     Managing Director of Deutsche Asset
Management and Lead Manager of the          and Portfolio Manager of the portfolio.   Management and Portfolio Manager of
portfolio.                                   o Joined Deutsche Asset Management in    the portfolio.
 o Joined Deutsche Asset Management in         1995 and the portfolio in 2002.         o Joined Deutsche Asset Management in
   1992 and the portfolio in 2002.           o Began investment career in 1985.          1995 and the portfolio in 2002.
 o Began investment career in 1982.          o MBA, Drexel University.                 o Began investment career in 1984.
 o MBA, Drexel University.
                                            Daniel R. Taylor                          Andrew P. Cestone
J. Christopher Gagnier                      CFA, Managing Director of Deutsche        Managing Director of Deutsche Asset
Managing Director of Deutsche Asset         Asset Management and Portfolio Manager    Management and Portfolio Manager of
Management and Portfolio Manager of the     of the portfolio.                         the portfolio.
portfolio.                                   o Joined Deutsche Asset Management in     o Joined Deutsche Asset Management in
 o Joined Deutsche Asset Management            1998 and the portfolio in 2002.           1998 and the portfolio in 2002.
   in 1997 and the portfolio in 2002.        o Prior to that, fixed income             o Prior to that, Investment Analyst,
 o Prior to that, portfolio manager,           portfolio manager, asset-backed           Phoenix Investment Partners, from
   Paine Webber (1984-1997).                   securities analyst and senior             1997 to 1998.
 o Began investment career in 1979.            credit analyst, CoreStates              o Prior to that, Credit Officer,
 o MBA, University of Chicago.                 Investment Advisors, from 1992 to         asset based lending group,
                                               1998.                                     Fleet Bank, from 1995 to 1997.


Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Fixed Income Portfolio -- Class B

Scudder Global Blue Chip Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term capital growth.

Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of companies throughout the world that the portfolio managers believe are "blue chip" companies. Blue chip companies are large, well known companies that typically have an established earnings and dividends history, easy access to credit, solid positions in their industries and strong management. Although the portfolio may invest in any country, it primarily focuses on countries with developed economies (including the US).

In choosing stocks, the portfolio managers look for those blue-chip companies that appear likely to benefit from global economic trends or have promising new technologies or products.

The managers may favor securities from different countries and industries at different times, while still maintaining variety in terms of the countries and industries represented.

The portfolio normally will sell a stock when the managers believe it has reached its fair value, when its fundamental factors have changed or when adjusting its exposure to a given country or industry.


Other Investments

While most of the portfolio's equities are common stocks, some may be other types of equities, such as convertible stocks or preferred stocks. While the portfolio invests mainly in developed countries, it may invest up to 15% of total assets in emerging market debt or equity securities (of which 5% of total assets may be junk bonds, i.e., grade BB/Ba and below). Compared to investment grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.

The managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although they don't intend to use them as principal investments and may choose not to use them at all.


The Main Risks of Investing in the Portfolio

There are several factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case US and foreign stock markets. When US and foreign stock prices fall, especially prices of large company stocks, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, countries, industries, companies or other factors

o     derivatives could produce disproportionate losses

o     at times, market conditions might make it hard to value some investments

If you are interested in large-cap stocks and want to look beyond US markets, this portfolio may be appropriate for you.


Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class B shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE


                          1999       2000        2001       2002       2003

                         26.39       -3.60      -15.69     -16.10



For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: %, Q

2004 Total Return as of March 31: %



Average Annual Total Returns (%) as of 12/31/2003


                                 1 Year             Life of Portfolio*
--------------------------------------------------------------------------------

Portfolio -- Class B

Index

--------------------------------------------------------------------------------

Index: MSCI World Index, an unmanaged capitalization-weighted measure of stock markets around the world, including North America, Europe, Australia and Asia.

*   Since 5/5/98. Index comparison begins 4/30/98.

In the bar chart, total returns for 1999 and 2000 would have been lower if operating expenses hadn't been reduced. In the table, total returns from inception through 2000 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        1.00%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.25
--------------------------------------------------------------------------------

Other Expenses*
--------------------------------------------------------------------------------
Total Annual Operating Expenses**

--------------------------------------------------------------------------------

* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping.


** [Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of Scudder Global Blue Chip Portfolio to 1.96%.]


Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                    1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------

Class B shares               $              $              $              $

--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:


Steve M. Wreford
Director of Deutsche Asset                Oliver Kratz
Management and Co-Manager of the          Director of Deutsche Asset
portfolio.                                Management and Co-Manager of the
 o Joined Deutsche Asset Management in    portfolio.
   2000 and the portfolio in 2002.         o Joined Deutsche Asset Management in
 o Responsible for European                  1996 and the portfolio in 2003.
   Telecommunications Research.            o Head of global portfolio selection
 o Prior to that, five years of              team for Alpha Emerging Markets
   experience as a telecommunication and     Equity: New York.
   technology equity analyst for CCF       o Prior to that, two years of
   International, New York;                  experience at Merrill Lynch, Brown
   CCF Charterhouse, London and as a         Brothers Harriman and McKinsey &
   management consultant for KPMG, UK.       Co.; authored Frontier Emerging
 o Chartered Accountant, UK (US CPA          Markets Securities Price Behavior
   equivalent).                              and Valuation; Kluwers Academic
                                             Publishers, 1999.
                                           o Ph.D from Fletcher School,
                                             administered jointly by Harvard
                                             University and Tufts University.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Global Blue Chip Portfolio -- Class B

Scudder Government Securities Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks high current income consistent with preservation of capital.

Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in US government securities and repurchase agreements of US government securities. US government-related debt instruments in which the portfolio may invest include:

o     direct obligations of the US Treasury; and

o securities issued or guaranteed, as to their payment of principal and interest, by US government agencies or government sponsored entities.

In deciding which types of government bonds to buy and sell, the portfolio managers first consider the relative attractiveness of Treasuries compared to other US government and agency securities and determine allocations for each. Their decisions are generally based on a number of factors, including interest rate outlooks and changes in supply and demand within the bond market.

In choosing individual bonds, the managers review each bond's fundamentals, compare the yields of shorter maturity bonds to those of longer maturity bonds and use technical analysis to project prepayment rates and other factors that could affect a bond's attractiveness.

The managers may adjust the duration (a measure of sensitivity to interest rate movements) of the portfolio, depending on their outlook for interest rates.


Credit Quality Policies

This portfolio normally invests all of its assets in securities issued or guaranteed by the US government, its agencies or instrumentalities. These securities are generally considered to be among the very highest quality securities.


Other Investments

The managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although they don't intend to use them as principal investments and may choose not to use them at all.


The Main Risks of Investing in the Portfolio

There are several factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise and increase in value when interest rates decline. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) The longer the effective maturity of the portfolio's securities, the more sensitive it will be to interest rate changes. In addition to general risks associated with changing interest rates, the portfolio may also be subject to additional, specific risks. As interest rates decline, the uses of securities held by the portfolio may prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. The prepayment may reduce the portfolio's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the portfolio's duration and reducing the value of the security. Because the portfolio may invest in mortgage-related securities, it is more vulnerable to both of these risks.

Agency Risk. Some securities issued by US government agencies or instrumentalities are supported only by the credit of that agency or instrumentality while other government securities have an additional line of credit with the US Treasury. There is no guarantee that the US government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. The full faith and credit guarantee of the US government doesn't protect the portfolio against market-driven declines in the prices or yields of these securities, nor does it apply to shares of the portfolio itself.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers or other factors

o     derivatives could produce disproportionate losses

This portfolio may appeal to investors who want a portfolio that searches for attractive yields generated by US government securities.


Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.


The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class B shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.


The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE


    1994        1995       1996       1997        1998       1999       2000        2001       2002       2003

   -2.99       18.69       2.30       8.69        6.76       0.43       10.65       7.22       7.81

For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: %, Q

2004 Total Return as of March 31: %

Average Annual Total Returns (%) as of 12/31/2003


                          1 Year            5 Years                    10 Years
--------------------------------------------------------------------------------

Portfolio -- Class B

Index 1
--------------------------------------------------------------------------------

Index 1: Lehman Brothers GNMA Index, an unmanaged market value-weighted measure of all fixed rate securities backed by mortgage pools of the Government National Mortgage Association.


In the bar chart and table, total return for 2000 would have been lower if operating expenses hadn't been reduced.


How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                          Class B
-------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
-------------------------------------------------------------------------------
Management Fee                                                     0.55%
-------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                   0.25
-------------------------------------------------------------------------------

Other Expenses*
-------------------------------------------------------------------------------
Total Annual Operating Expenses

-------------------------------------------------------------------------------

* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                    1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------

Class B shares               $              $              $              $

--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:


 Sean McCaffrey                             William Chepolis
 CFA, Managing Director of Deutsche         CFA, Managing Director of Deutsche
 Asset Management and Co-Manager of the     Asset Management and Co-Manager of
 portfolio.                                 the portfolio.
  o Joined Deutsche Asset Management in      o Joined Deutsche Asset Management
    1996 after five years of experience        in 1998 after 18 years of
    as fixed income analyst at Fidelity        experience as vice president and
    Investments.                               portfolio manager for Norwest
  o Portfolio manager for structured           Bank where he managed the bank's
    and quantitatively based active            fixed income and foreign exchange
    investment-grade and enhanced fixed        portfolios.
    income strategies underlying retail      o Portfolio Manager and Head of the
    mutual fund and institutional              Rates Sector Specialty Fixed
    mandates.                                  Income Team: New York.
  o Heads the Fixed Income Enhanced          o Joined the portfolio in 2002.
    Strategies & Mutual Funds Team: New
    York.
  o MBA, Yale University.
  o Joined the portfolio in 2002.


Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Government Securities Portfolio -- Class B

Scudder Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks maximum appreciation of capital.


The portfolio normally invests at least 65% of total assets in common stocks of large US companies that are similar in size to the companies in the Russell 1000 Growth Index (as of December 31, 2003, the Russell 1000 Growth Index had a median market capitalization of $__ billion). The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index.


In choosing stocks, the portfolio managers look for individual companies that have strong product lines, effective management and leadership positions within core markets. The managers also analyze each company's valuation, stock price movements and other factors.

Based on the above analysis, the managers classify stocks as follows:

Stable Growth (typically at least 70% of portfolio): companies with strong business lines and potentially sustainable earnings growth

Accelerating Growth (typically up to 25% of portfolio): companies with a history of strong earnings growth and the potential for continued growth

Special Situations (typically up to 15% of portfolio): companies that appear likely to become Stable Growth or Accelerating Growth companies through a new product launch, restructuring, change in management or other catalyst

The managers intend to keep the portfolio's holdings diversified across industries and companies, and generally keep its sector weightings similar to those of the Russell 1000 Growth Index.

The portfolio normally will sell a stock when the managers believe its earnings potential or its fundamental qualities have deteriorated or when other investments offer better opportunities.


Other Investments

While the portfolio invests mainly in US common stocks, it could invest up to 25% of total assets in foreign securities.

The managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although they don't intend to use them as principal investments and may choose not to use them at all.


The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the growth portion of the US stock market. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Growth Investing Risk. Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Foreign Securities. Foreign securities may be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, sectors, economic trends, the relative attractiveness of different sizes of stocks or other factors

o  derivatives could produce disproportionate losses

This portfolio may be suitable for investors who want a moderate to aggressive long-term growth portfolio with a large-cap emphasis.


Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class B shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE


    1994        1995       1996       1997        1998       1999       2000        2001       2002       2003

   -4.26       32.64      21.32       21.04      14.82      36.78      -19.26      -22.54     -29.60


For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: %, Q

2004 Total Return as of March 31: %



Average Annual Total Returns (%) as of 12/31/2003


                              1 Year           5 Years         10 Years
--------------------------------------------------------------------------------

Portfolio -- Class B

Index

--------------------------------------------------------------------------------

Index: Russell 1000 Growth Index, an unmanaged index composed of common stocks of larger US companies with greater-than-average growth orientation.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                              Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.60%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                        0.25
--------------------------------------------------------------------------------

Other Expenses*
--------------------------------------------------------------------------------
Total Annual Operating Expenses

--------------------------------------------------------------------------------

* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                   1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------

Class B shares              $              $              $              $

--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Julie M. Van Cleave, CFA                                                          Thomas J. Schmid, CFA
Managing Director of Deutsche Asset       Jack A. Zehner                          Director of Deutsche Asset Management
Management and Co-Manager of the          Director of Deutsche Asset Management   and Co-Manager of the portfolio.
portfolio.                                and Co-Manager of the portfolio.         o Joined Deutsche Asset Management
 o Joined Deutsche Asset Management and    o Joined Deutsche Asset Management        and the portfolio in 2002.
   the portfolio in 2002.                    and the portfolio in 2002.            o Previous experience includes 15
 o Head of Large Cap Growth Portfolio      o Previous experience includes eight      years' investment industry
   Selection Team.                           years' investment industry              experience, most recently as
 o Previous experience includes 18           experience at Mason Street Advisors     Director -- Common Stock at Mason
   years' investment industry experience     where he served most recently as        Street Advisors.
   at Mason Street Advisors, most            Director-- Common Stock.              o MBA, University of Chicago.
   recently serving as Managing Director   o MBA, Marquette University.
   and team leader for the large cap
   investment team.
 o MBA, University of Wisconsin --
   Madison.


Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Growth Portfolio -- Class B

Scudder High Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide a high level of current income.

Under normal circumstances, the portfolio generally invests at least 65% of net assets, plus the amount of any borrowings for investment purposes, in lower rated, high yield/high risk fixed-income securities, often called junk bonds. Generally, the portfolio invests in bonds from US issuers, but up to 25% of total assets could be in bonds from foreign issuers.

In deciding which securities to buy and sell to achieve income and capital appreciation, the portfolio manager analyzes securities to determine which appear to offer reasonable risk compared to their potential return. To do this, they rely on extensive independent analysis, favoring the bonds of companies whose credit is gaining strength or who they believe are unlikely to default.

Based on their analysis of economic and market trends, the manager may favor bonds from different segments of the economy at different times, while still maintaining variety in terms of the types of bonds, companies and industries represented. For example, the manager typically favors subordinated debt (which has higher risks and may pay higher returns), but may emphasize senior debt if they expect an economic slowdown.

The manager may adjust the duration (a measure of sensitivity to interest rate movements) of the portfolio, depending on his outlook for interest rates.


Credit Quality Policies

The portfolio normally invests at least 65% of net assets in junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below). Compared to investment grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.


Other Investments

The manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although he doesn't intend to use them as principal investments and may choose not to use them at all.


The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment grade bonds. In some cases, bonds may decline in credit quality or go into default. Because this portfolio may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise and increase in value when interest rates decline. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) The longer the effective maturity of the portfolio's securities, the more sensitive it will be to interest rate changes. In addition to general risks associated with changing interest rates, the portfolio may also be subject to additional, specific risks. As interest rates decline, the issuers of securities held by the portfolio may prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This prepayment may reduce the portfolio's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the portfolio's duration and reducing the value of the security.

Market Risk. Deteriorating market conditions might cause a general weakness in the market that reduces the overall level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the portfolio by reducing the relative attractiveness of bonds as an investment. Also, to the extent that the portfolio emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Foreign Investing Risk. The risks of investing in foreign securities are generally greater than those of investing in domestic securities. A foreign government could expropriate or nationalize assets, impose withholding or other taxes on dividend, interest or other payments and prohibit transactions in the country's currency. In many foreign countries, securities markets are less liquid, more volatile and subject to less stringent government regulation than US securities markets. Because the portfolio may also invest in emerging markets, these political and market risks are even higher. Additionally, because the portfolio invests in foreign currencies and in securities denominated in foreign currencies, it is subject to the risk that changes in foreign exchange rates will affect the US dollar amount of income or gain received on these investments.

Pricing Risk. At times, market conditions might make it hard to value some investments. As a result, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates the price of its securities, you may not receive the full market value for your portfolio shares when you sell.

Other factors that could affect performance include:

o the manager could be wrong in his analysis of economic trends, issuers, industries or other factors

o     derivatives could produce disproportionate losses

Investors who seek high current income and can accept risk of loss of principal may be interested in this portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class B shares compare with two broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE


    1994        1995       1996       1997        1998       1999       2000        2001       2002       2003

   -2.49       17.10      13.77       11.33       1.20       1.90       -8.91       2.37      -0.58


For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: %, Q

2004 Total Return as of March 31: %




Average Annual Total Returns (%) as of 12/31/2003


                             1 Year         5 Years            10 Years
--------------------------------------------------------------------------------

Portfolio -- Class B

Index 1

Index 2

--------------------------------------------------------------------------------

Index 1: Solomon Smith Barney Long-Term High Yield Bond Index, an unmanaged index that is on a total return basis with all dividends reinvested and is composed of high-yield bonds with a par value of $50 million or higher and a remaining maturity of ten years or longer rated BB+ or lower by Standard & Poor's Corporation or Ba1 or lower by Moody's Investors Service, Inc.

Index 2: CSFB High Yield Index (formerly DLJ High Yield Index), an unmanaged index that is market-weighted, including publicly traded bonds having a rating below BBB by S&P and Moody's.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                            Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                       0.60%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                      0.25
--------------------------------------------------------------------------------

Other Expenses*
--------------------------------------------------------------------------------
Total Annual Operating Expenses

--------------------------------------------------------------------------------

* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                   1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------

Class B shares              $              $              $              $

--------------------------------------------------------------------------------

The Portfolio Manager

The following person handles the day-to-day management of the portfolio:

Andrew P. Cestone

Andrew P. Cestone
Managing Director of Deutsche Asset
Management and Lead Manager of the
portfolio.

 o Joined Deutsche Asset Management in
   1998 and the portfolio in 2002.
 o Prior to that, investment analyst,
   Phoenix Investment Partners, from
   1997 to 1998.
 o Prior to that, credit officer, asset
   based lending group, Fleet Bank, from
   1995 to 1997.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder High Income Portfolio -- Class B

Scudder International Select Equity Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks capital appreciation.

The portfolio seeks to achieve its investment objective by investing in a focused list of approximately 40 stocks that the portfolio managers believe have the greatest upside potential on a rolling 12 month basis. The portfolio managers use an entirely bottom-up approach, with no active allocation between countries, regions or industries.

Under normal circumstances, the portfolio invests at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in equity securities and other securities with equity characteristics. At least 50% of the portfolio's assets will be invested in securities that are represented in the MSCI EAFE Index. However, the portfolio may invest up to 50% of its total assets in non-Index securities of companies located in the countries that make up the Index, such as Germany, Australia, Singapore and Japan. The portfolio invests in securities of issuers with a minimum market capitalization of $500 million.

To further narrow the pool of potential stocks, the managers use bottom-up analysis, looking for companies that seem poised for business improvement, whether through a rebound in their markets, a change in business strategy or other factors. The managers also draw on fundamental investment research to assemble the portfolio, looking at earnings, management and other factors of the qualifying stocks. Additionally, the managers assess the economic outlooks for various industries and the risk characteristics and potential volatility of each stock.

The managers also look for significant changes in the business environment, with an eye toward identifying industries that may benefit from these changes.

The managers may favor securities from different countries and industries at different times, while still maintaining variety in terms of the countries, industries and companies represented.

The managers will normally sell a stock when they believe it has reached its fair value, other investments offer better opportunities or when adjusting its exposure to a given industry or country.


Other Investments

While most of the portfolio's equities are common stocks, some may be other types of equities, such as convertible stocks or preferred stocks. The portfolio may also invest up to 20% of assets in investment-grade debt securities.

The managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although they don't intend to use them as principal investments and may choose not to use them at all.


The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case foreign stock markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. To the extent that the portfolio emphasizes a given area, such as Europe, or a given industry, factors affecting that market or industry will affect performance. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, countries, industries, companies or other factors

o     derivatives could produce disproportionate losses

o     at times, market conditions might make it hard to value some investments

If you are interested in large-cap stocks and want to look beyond US markets, this portfolio may be appropriate for you.

This portfolio may appeal to investors who are seeking high capital appreciation and are willing to accept the risks of investing in the stocks of foreign companies.


Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

Prior to May 1, 2002, the portfolio was named Scudder International Research Portfolio and operated with a different goal and investment strategy. Prior to May 1, 2001, the portfolio was named Kemper International Portfolio and operated with a different goal and investment strategy than the portfolio or Scudder International Research Portfolio. Performance would have been different if the portfolio's current policies had been in effect.


The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class B shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.


The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE



    1994        1995       1996       1997        1998       1999       2000        2001       2002       2003

   -3.83       12.55      16.20       9.19        9.74      45.35      -20.68      -24.62     -13.82


For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: %, Q

2004 Total Return as of March 31: %

Average Annual Total Returns (%) as of 12/31/2003


                           1 Year            5 Years           10 Years
--------------------------------------------------------------------------------

Portfolio -- Class B

Index
--------------------------------------------------------------------------------

Index: MSCI EAFE + EMF Index (Morgan Stanley Capital International Europe, Australasia, Far East and Emerging Markets Free Index), an unmanaged index generally accepted as a benchmark for performance of major overseas markets, plus emerging markets.



How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                            Class B
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                       0.75%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                      0.25
--------------------------------------------------------------------------------

Other Expenses*
--------------------------------------------------------------------------------
Total Annual Operating Expenses

--------------------------------------------------------------------------------

* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                     1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------

Class B shares                $              $              $              $

--------------------------------------------------------------------------------

The Portfolio Managers

Deutsche Asset Management Investment Services Ltd., an affiliate of the advisor, is the subadvisor to the portfolio. The following people handle the day-to-day management of the portfolio:

Alex Tedder                                 Clare Gray                              Marc Slendebroek
Managing Director of Deutsche Asset         CFA, Director of Deutsche Asset         Director of Deutsche Asset Management
Management and Lead Manager of              Management and Co-Manager of the        and Co-Manager of the portfolio.
the portfolio.                              portfolio.                               o Joined Deutsche Asset Management in
 o Joined Deutsche Asset Management          o Joined Deutsche Asset Management in     1994 and the portfolio in 2002.
   in 1994 after 4 years of experience         1993 and the portfolio in 2002.       o Over 13 years of investment
   managing European equities as well as     o Portfolio manager with primary          industry experience.
   responsibility for insurance sector         focus on European markets and         o MA, University of Leiden
   at Schroder Investment Management.          senior analyst covering global          (Netherlands).
 o Head of International Select Equity         telecommunications and pulp and
   strategy; portfolio manager and             paper.
   analyst for Core EAFE strategy: London.   o 10 years of investment industry
 o MA, Freiburg University.                    experience.
 o Joined the portfolio in 2002.


Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Prior to May 1, 2002, the portfolio was named Scudder International Research Portfolio and operated with a different goal and investment strategy. Prior to May 1, 2001, the portfolio was named Kemper International Portfolio and operated with a different goal and investment strategy than the portfolio or Scudder International Research Portfolio. Performance would have been different if the portfolio's current policies had been in effect.

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder International Select Equity Portfolio -- Class B

Scudder Money Market Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks maximum current income to the extent consistent with stability of principal.

The portfolio invests exclusively in high-quality short-term securities, as well as repurchase agreements.

The portfolio may buy securities from many types of issuers, including the US government, corporations and municipalities. The portfolio may invest more than 25% of net assets in government securities and instruments issued by domestic banks. For purposes of this 25% investment policy, domestic banks include US banks and certain US branches of foreign banks. The portfolio may also invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the portfolio buys must meet the rules for money market portfolio investments (see below).

The portfolio seeks to maintain a stable $1.00 share price to preserve the value of the investment.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlook and possible interest rate movements. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to decline.


Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable share price, these rules limit money market funds to particular types of securities. Some of these rules include the following:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit ratings (or, if unrated, of comparable quality) for short-term securities and be denominated in US dollars


The Main Risks of Investing in the Portfolio

There are several risk factors that could affect the performance of the portfolio.

As with most money market funds, the most important factor is short-term interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio's performance. To the extent that the portfolio emphasizes certain sectors of the short-term securities market, the portfolio increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable US securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other factors

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates


o over time, inflation may erode the real value of an investment in the portfolio

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

This portfolio may be of interest to investors who want a broadly diversified money market fund.


Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class B shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio's Class B shares. The performance of the portfolio varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE



    1994        1995       1996       1997        1998       1999       2000        2001       2002       2003

    3.70        5.40       4.76       4.98        4.88       4.58       5.84        3.49       1.20



For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: %, Q

2004 Total Return as of March 31: %


Average Annual Total Returns (%) as of 12/31/2003


                           1 Year           5 Years             10 Years
--------------------------------------------------------------------------------

Portfolio -- Class B
--------------------------------------------------------------------------------

7-day yield as of December 31, 2003: __%

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                         Class B
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                    0.50%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                   0.25
--------------------------------------------------------------------------------

Other Expenses*
--------------------------------------------------------------------------------
Total Annual Operating Expenses

--------------------------------------------------------------------------------

* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                  1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------

Class B shares             $              $              $              $

--------------------------------------------------------------------------------

The Portfolio Managers

A group of investment professionals is responsible for the day-to-day management of the portfolio. These investment professionals have a broad range of experience managing money market funds.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Money Market Portfolio -- Class B

Scudder Small Cap Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks maximum appreciation of investors' capital.


Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in small capitalization stocks similar in size to those comprising the Russell 2000 Growth Index (as of December 31, 2003, the Russell 2000 Growth Index had a median market capitalization of $__ million). The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index.


In choosing stocks, the portfolio managers look for individual companies with a history of revenue growth, effective management and strong balance sheets, among other factors. In particular, the manager seeks companies that may benefit from technological advances, new marketing methods and economic and demographic changes.

The managers also consider the economic outlooks for various sectors and industries, typically favoring those where high growth companies tend to be clustered, such as medical technology, software and specialty retailing.

The managers may favor securities from different industries and companies at different times, while still maintaining variety in terms of the industries and companies represented.

The portfolio normally will sell a stock when the managers believe its price is unlikely to go much higher, its fundamental qualities have deteriorated or other investments offer better opportunities. The portfolio also may sell securities of companies that have grown in market capitalization above the maximum of the Russell 2000 Growth Index, as necessary to keep focused on smaller companies.


Other Investments

While the portfolio invests mainly in US stocks, it could invest up to 25% of total assets in foreign securities.

The managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although they don't intend to use them as principal investments and may choose not to use them at all.


The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the small company portion of the US stock market. When prices of these stocks decline, you should expect the value of your investment to decline as well. Small stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies and the valuation of their stocks often depends on future expectations. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Sector Risk. To the extent that the portfolio focuses on a given sector, any factors affecting that sector could affect portfolio securities. For example, the emergence of new technologies could hurt electronics or medical technology companies.

Growth Investing Risk. Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends or other factors

o foreign securities tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o     derivatives could produce disproportionate losses

o     at times, market conditions might make it hard to value some investments

Investors who are looking to add the growth potential of smaller companies or to diversify a large-cap growth portfolio may want to consider this portfolio.


Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class B shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE


                1995       1996       1997        1998       1999       2000        2001       2002       2003

               29.75      27.72       33.87      18.07      34.23      -10.93      -28.98     -33.64

For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: %, Q

2004 Total Return as of March 31: %



Average Annual Total Returns (%) as of 12/31/2003


                             1 Year            5 Years       Life of Portfolio*
--------------------------------------------------------------------------------

Portfolio -- Class B

Index

--------------------------------------------------------------------------------

Index: Russell 2000 Growth Index, an unmanaged index (with no defined investment objective) of those securities in the Russell 2000 Index with a greater-than-average growth orientation.

*   Since 5/2/1994. Index comparison begins 4/30/94.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class B
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.65%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.25
--------------------------------------------------------------------------------

Other Expenses*
--------------------------------------------------------------------------------
Total Annual Operating Expenses

--------------------------------------------------------------------------------

* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------

Class B shares           $              $              $              $

--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Audrey M.T. Jones                         Samuel A. Dedio                         Doris R. Klug
CFA, Managing Director of Deutsche Asset  Director of Deutsche Asset Management   CFA, Director of Deutsche Asset
Management and Portfolio Manager of the   and Portfolio Manager of the portfolio. Management and Portfolio Manager of
portfolio.                                 o Joined Deutsche Asset Management in  the portfolio.
 o Joined Deutsche Asset Management in       1999 after eight years of             o Joined Deutsche Asset Management in
   1986 and the portfolio in 2002.           experience as analyst at Ernst &        2000 and the portfolio in 2002.
 o Portfolio manager with a primary          Young, LLP, Evergreen Asset           o Portfolio manager with a primary
   focus on the credit                       Management and Standard & Poor's        focus on the consumer and capital
   sensitive, communications services,       Corp.                                   goods sectors.
   energy, process industries and          o Portfolio manager for US small- and   o Vice President of Mutual of America
   transportation sectors.                   mid-cap equity and senior small cap     from 1993-2000.
 o Over 30 years of investment industry      analyst for technology.               o Over 21 years of financial industry
   experience.                             o MS, American University, Kogod          experience.
 o BBA, Pace University Lubin School of      School of Business.                   o MBA, Stern School of Business,
   Business.                               o Joined the portfolio in 2002.           New York University.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Small Cap Growth Portfolio -- Class B

Scudder Strategic Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks high current return.

The portfolio invests mainly in bonds issued by US and foreign corporations and governments. The portfolio may invest up to 50% of total assets in foreign bonds, including emerging market issuers.

In deciding which types of securities to buy and sell, the portfolio managers evaluate each major type of security the portfolio invests in -- US junk bonds, investment-grade corporate bonds, emerging markets securities, foreign government bonds and US government and agency securities. The managers typically consider a number of factors, including the relative attractiveness of different types of securities, the potential impact of interest rate movements, the outlook for various types of foreign bonds (including currency considerations) and the relative yields and risks of bonds of various maturities.

The managers may shift the proportions of the portfolio's holdings, favoring different types of securities at different times, while still maintaining variety in terms of the issuers and industries represented.

The managers may adjust the duration (a measure of sensitivity to interest rate movements) of the portfolio, depending on their outlook for interest rates.


Credit Quality Policies

The credit quality of the portfolio's investments may vary; the portfolio may invest up to 100% of total assets in either investment-grade bonds or in junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.


Other Investments

The managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although they don't intend to use them as principal investments and may not use them at all.


The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments. For this portfolio, the main risk factors will vary depending on the portfolio's weighting of various types of securities. For example, to the extent that the portfolio invests in junk bonds, credit risk is a major factor. However, if the portfolio invests in higher quality bonds, a major factor is market interest rates.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise and increase in value when interest rates decline. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) The longer the effective maturity of the portfolio's securities, the more sensitive it will be to interest rate changes. In addition to general risks associated with changing interest rates, the portfolio may also be subject to additional, specific risks. As interest rates decline, the issuers of securities held by the portfolio may prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This prepayment may reduce the portfolio's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the portfolio's duration and reducing the value of the security.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment grade bonds. In some cases, bonds may decline in credit quality or go into default. Because this portfolio may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

Market Risk. Deteriorating market conditions might cause a general weakness in the market that reduces the overall level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the portfolio by reducing the relative attractiveness of bonds as an investment. Also, to the extent that the portfolio emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Foreign Investing Risk. The risks of investing in foreign securities are generally greater than those of investing in domestic securities. A foreign government could expropriate or nationalize assets, impose withholding or other taxes on dividend, interest or other payments and prohibit transactions in the country's currency. In many foreign countries, securities markets are less liquid, more volatile and subject to less stringent government regulation than US securities markets. Because the portfolio may also invest in emerging markets, these political and market risks are even higher. Additionally, because the portfolio invests in foreign currencies and in securities denominated in foreign currencies, it is subject to the risk that changes in foreign exchange rates will affect the US dollar amount of income or gain received on these investments.

Pricing Risk. At times, market conditions might make it hard to value some investments. As a result, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates the price of its securities, you may not receive the full market value for your portfolio shares when you sell.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers, industries or other matters

o     derivatives could produce disproportionate losses

Investors looking for a bond portfolio that emphasizes different types of bonds depending on market and economic outlooks, and who can accept risk of loss of principal, may want to invest in this portfolio.


Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

Prior to May 1, 2000, the portfolio was named Kemper Global Income Portfolio and operated with a different goal and investment strategy. Performance would have been different if the portfolio's current policies were in effect.

The inception date for Class B was May 1, 2003. In the bar chart and table, the performance figures for Class B before this date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class B shares compare with five broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

                 1998       1999       2000        2001       2002       2003

                10.54      -6.22       2.16        4.81      10.86

For the periods included in the bar chart:

2004 Total Return as of March 31: %

Best Quarter: %, Q              Worst Quarter: %, Q



Average Annual Total Returns (%) as of 12/31/2003

                             1 Year       5 Years          Life of Portfolio*
--------------------------------------------------------------------------------
Portfolio -- Class B

Index 1

Index 2

Index 3
--------------------------------------------------------------------------------

Index 1: JP Morgan Emerging Markets Bond Plus Index, an unmanaged foreign securities index of US dollar- and other external-currency-denominated Brady bonds, loans, Eurobonds and local market debt instruments traded in emerging markets.

Index 2: US High Yield Master Cash Pay Only Index, tracks the performance of below investment grade US dollar-denominated corporate bonds publicly issued in the US domestic market.

Index 3: Lehman Brothers US Treasury Index, an unmanaged index reflecting the performance of all public obligations and does not focus on one particular segment of the Treasury market.

*   Since 5/1/97. Index comparison begins 4/30/97.

In the bar chart and table, total returns for 1999 and 2000 would have been lower if operating expenses hadn't been reduced.


How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                          Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                     0.65%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                    0.25
-------------------------------------------------------------------------------
Other Expenses*
--------------------------------------------------------------------------------
Total Annual Operating Expenses**
--------------------------------------------------------------------------------

* [Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping.]

** [Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of Scudder Strategic Income Portfolio to 1.30%.]

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                    1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B shares               $              $              $              $
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio, except for the emerging market debt portion of the portfolio:

Jan Faller                                Andrew P. Cestone                        Sean P. McCaffrey, CFA
Managing Director of Deutsche Asset       Managing Director of Deutsche Asset      Managing Director of Deutsche Asset
Management and Lead Manager of the        Management and Portfolio Manager of the  Management and Portfolio Manager of
portfolio.                                portfolio.                               the portfolio.
 o Joined Deutsche Asset Management in     o Joined Deutsche Asset Management in    o Joined Deutsche Asset Management in
   1999 and the portfolio in 2000.           March 1998 and the portfolio in 2002.    1996 after five years of experience
 o Over 12 years of investment industry    o Prior to that, investment analyst,       as fixed income analyst
   experience.                               Phoenix Investment Partners, from        specializing in synthetic GIC bond
 o PanAgora Asset Management, Bond and       1997 to 1998.                            portfolios at Fidelity Investments.
   Currency Investment Manager from 1995   o Prior to that, Credit Officer, asset   o Portfolio Manager for stable value
   to 1999.                                  based lending group, Fleet Bank,         strategies, responsible for overseeing
 o MBA, Amos Tuck School, Dartmouth          from 1995 to 1997.                       the group's stable value and bond
   College.                                                                           index efforts in asset-backed and
                                                                                      mortgage-backed securities as well as
                                                                                      other financial instruments underlying
                                                                                      synthetic GICs: New York.
                                                                                    o MBA, Yale University.
                                                                                    o Joined the portfolio in 2002.

Deutsche Asset Management Investment Services Ltd., an affiliate of the advisor, is the subadvisor for the portfolio responsible for managing the portion of the portfolio's assets invested in emerging market debt securities. The following people handle the day-to-day management of this portion of the portfolio:

Brett Diment                              Edwin Gutierrez
Managing Director of Deutsche Asset       Vice President of Deutsche Asset
Management.                               Management.
 o Joined Deutsche Asset Management in     o Member of Emerging Debt team:
   1991.                                     London.
 o Over 12 years of investment industry    o Joined Deutsche Asset Management in
   experience.                               2000 after 5 years of experience
 o Head of Emerging Debt: London.            including emerging debt portfolio
 o Joined the portfolio in 2002.             manager at INVESCO Asset Management
                                             responsible for Latin America and
                                             Asia and economist responsible for
                                             Latin America at LGT Asset
                                             Management.
                                           o Joined the portfolio in 2002.
                                           o MsC, Georgetown University.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Scudder Technology Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks growth of capital.

Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of US companies in the technology sector. For purposes of the portfolio's 80% investment policy, companies in the technology sector must commit at least half of their assets to the technology sector or derive at least half of their revenues or net income from that sector. Examples of industries within the technology sector are semi-conductors, software, telecom equipment and computer/hardware. The portfolio may invest in companies of any size.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, innovative products and services, sound financial strength and effective management, among other factors.

Growth Orientation. The managers generally look for companies that they believe have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

Top-Down Analysis. The managers consider the economic outlooks for various industries within the technology sector while looking for those that may benefit from changes in the overall business environment.

The managers may favor securities from different industries and companies within the technology sector at different times, while still maintaining variety in terms of the industries and companies represented.

The managers will normally sell a stock when the managers believe its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting its emphasis on a given technology industry.


Other Investments

While the portfolio invests mainly in US stocks, it could invest up to 20% of net assets in foreign securities.

The managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although they don't intend to use them as principal investments and may not use them at all.


The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the technology sector of the US stock market. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.


Non-Diversification Risk. The portfolio is classified as "non-diversified." This means that it may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance more than if the portfolio invested in a larger number of issuers.

Concentration Risk. The portfolio concentrates its investments in the group of industries constituting the technology sector. As a result, market price movements, market saturation and rapid product obsolescence affecting companies in this field will have a significant impact on the portfolio's performance. Additionally, many technology companies are smaller companies that may have limited business lines and financial resources, making them highly vulnerable to business and economic risks.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o     growth stocks may be out of favor for certain periods

o foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o IPOs may be very volatile, rising and falling rapidly based, among other reasons, on investor perceptions rather than economic reasons. Additionally, IPOs may have a magnified effect on the performance of a fund so long as a fund has a small asset base.

o     at times, market conditions might make it hard to value some investments

o     derivatives could produce disproportionate losses

This portfolio is designed for investors who who can accept above-average risks and are interested in exposure to a sector that offers attractive long-term growth potential.


Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class B shares compare with a broad-based market index and another relevant index (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE


                                   2000        2001       2002       2003

                                  -21.77      -32.56     -35.72         0


For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: %, Q

2004 Total Return as of March 31: %

Average Annual Total Returns (%) as of 12/31/2003


                              1 Year                          Life of Portfolio*
--------------------------------------------------------------------------------

Portfolio -- Class B

Index 1

Index 2

--------------------------------------------------------------------------------

Index 1: Russell 1000 Growth Index, an unmanaged index composed of common stocks of larger US companies with greater-than-average growth orientation.

Index 2: Goldman Sachs Technology Index, a modified capitalization-weighted index composed of companies involved in the technology industry.

*   Since 5/1/99. Index comparison begins 4/30/99.

In the bar chart and table, total return for 1999 would have been lower if operating expenses hadn't been reduced.


How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                            Class B
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                       0.75%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                      0.25
--------------------------------------------------------------------------------

Other Expenses*
--------------------------------------------------------------------------------
Total Annual Operating Expenses**

--------------------------------------------------------------------------------

* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping.


** [Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of Scudder Technology Growth Portfolio to 1.35%.]


Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example               1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------

Class B shares          $              $              $              $

--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:


Ian Link                                  Anne Meisner
CFA, Managing Director of Deutsche Asset  Director of Deutsche Asset Management
Management and Lead Manager of the        and Portfolio Manager of the portfolio.
portfolio.                                 o Joined Deutsche Asset Management in
 o Joined Deutsche Asset Management and      2001, after 9 years of experience
   the portfolio in 2004.                    at Goldman Sachs as vice president,
 o Head of Technology Global Sector Team.    both in the fixed income technology
 o Prior to joining Deutsche Asset           division, as well as in equity
   Management, had 14 years of               research as the lead Infrastructure
   experience as senior vice president,      Software analyst, previously
   fund manager, head of communications      serving as member of technical
   and technology teams and equity           staff at Bell Communications
   analyst for Franklin Templeton            Research (formerly Bell Labs).
   Investments.                            o Analyst for global equity, Hardware
 o MBA, University of California,            and Software sector: New York.
   Berkeley.                               o Joined the portfolio in 2003.
                                           o MBA, Columbia University Business
                                             School.
                                           o MS, Computer Science, Michigan
                                             State University.


Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Technology Growth Portfolio -- Class B

Scudder Total Return Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks high total return, a combination of income and capital appreciation.

The portfolio follows a flexible investment program, investing in a mix of growth stocks and bonds.

The portfolio can buy many types of securities, among them common stocks, convertible securities, corporate bonds, US government bonds and mortgage- and asset-backed securities. In deciding which types of securities to buy, the managers consider the relative attractiveness of growth stocks and bonds and determine allocations for each. Their decisions are based on a number of factors including interest rates and general market conditions. Generally, most are from US issuers, but the portfolio may invest up to 25% of total assets in foreign securities.

In choosing individual stocks, the managers favor large companies with a history of above-average growth, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

The portfolio managers may shift the proportion of the portfolio's holdings, at different times favoring stocks or bonds (and within those asset classes, different types of securities), while still maintaining variety in terms of the securities, issuers and economic sectors represented.

The portfolio will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamental qualities have deteriorated or other investments offer better opportunities.

In deciding what types of bonds to buy and sell, the managers consider their relative potential for stability and attractive income, and other factors such as credit quality and market conditions. The portfolio may invest in bonds of any duration.


Other Investments

Normally, this portfolio's bond component consists mainly of investment-grade bonds (those in the top four grades of credit quality). However, the portfolio could invest up to 35% of its total assets in junk bonds (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields and typically will have higher volatility and risk of default.

The portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although the managers don't intend to use them as principal investments and may not use them at all.


The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, an important factor with this portfolio is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the type of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Bond Market Risk. The portfolio is also affected by the performance of bonds. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. To the extent that the portfolio emphasizes bonds from any given industry, it could be hurt if that industry does not do well. Some bonds could be paid off earlier than expected, which would hurt the portfolio's performance; with mortgage- or asset-backed securities, any unexpected behavior in interest rates could increase the volatility of the portfolio's share price and yield. Corporate bonds could perform less well than other bonds in a weak economy.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other matters

o     growth stocks tend to be out of favor for certain periods

o     a bond could fall in credit quality or go into default

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

o foreign securities tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o     derivatives could produce disproportionate losses

Because the portfolio invests in a mix of stocks and bonds, this portfolio could make sense for investors seeking asset class diversification in a single investment portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class B shares compare with four broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE


    1994        1995       1996       1997        1998       1999       2000        2001       2002       2003

   -9.72       25.65      16.47       19.66      14.85      14.52       -2.87      -6.32      -15.39        0


For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: %, Q

2004 Total Return as of March 31: %



Average Annual Total Returns (%) as of 12/31/2003


                            1 Year            5 Years              10 Years
--------------------------------------------------------------------------------

Portfolio-- Class B           -

Index 1

Index 2

Index 3
--------------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Lehman Brothers Aggregate Bond Index, an unmanaged market value-weighted measure of treasury issues, agency issues, corporate issues and mortgage securities.

Index 3: Russell 1000 Growth Index, an unmanaged index composed of common stocks of larger US companies with greater-than-average orientation.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                          Class B
-------------------------------------------------------------------------------

Annual Operating Expenses, deducted from portfolio assets
-------------------------------------------------------------------------------
Management Fee                                                     0.55%
-------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                    0.25
-------------------------------------------------------------------------------

Other Expenses*
-------------------------------------------------------------------------------
Total Annual Operating Expenses

-------------------------------------------------------------------------------

* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                1 Year        3 Years        5 Years        10 Years
-------------------------------------------------------------------------------

Class B shares           $              $              $              $

-------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:


Julie M. Van Cleave                       Daniel R. Taylor                        Janet Campagna
CFA, Managing Director of Deutsche Asset  CFA, Managing Director of Deutsche      Managing Director of Deutsche Asset
Management and Lead Portfolio Manager of  Asset Management and Portfolio Manager  Management and Portfolio Manager of
the portfolio.                            of the portfolio.                       the portfolio.
 o Joined Deutsche Asset Management and    o Joined Deutsche Asset Management in   o Joined Deutsche Asset Management in
   the portfolio in 2002.                    1998 and the portfolio in 2002.         1999 and the portfolio in 2002.
 o Head of Large Cap Growth Portfolio      o Prior to that, fixed income           o Head of global and tactical asset
   Selection Team.                           portfolio manager, asset backed         allocation.
 o Previous experience includes 18           securities analyst and senior         o Investment strategist and manager
   years' investment industry experience     credit analyst, CoreStates              of the asset allocation strategies
   at Mason Street Advisors, most            Investment Advisors (1992-1998).        group for Barclays Global Investors
   recently serving as Managing Director                                             from 1994 to 1999.
   and team leader for the large cap      Thomas Flaherty                          o Over fifteen years of investment
   investment team.                       Director of Deutsche Asset Management      industry experience.
 o MBA, University of Wisconsin --        and Portfolio Manager of the portfolio.  o Master's degree in Social Science
   Madison.                                o Joined Deutsche Asset Management in     from California Institute of
                                             1995 and the portfolio in 2002.         Technology.
J. Christopher Gagnier                     o Began investment career in 1984.      o Ph.D, Political Science from
Managing Director of Deutsche Asset                                                  University of California at Irvine.
Management and Portfolio Manager of the   Jack A. Zehner
portfolio.                                Director of Deutsche Asset Management   Andrew P. Cestone
 o Joined Deutsche Asset Management in    and Portfolio Manager of the portfolio. Managing Director of Deutsche Asset
   1997 and the portfolio in 2002.         o Joined Deutsche Asset Management     Management and Portfolio Manager of
 o Prior to that, portfolio manager,         and the portfolio in 2002.           the portfolio.
   Paine Webber (1984-1997).               o Previous experience includes eight    o Joined Deutsche Asset Management in
 o Began investment career in 1979.          years' investment industry              1998 and the portfolio in 2002.
                                             experience at Mason Street Advisors   o Prior to that, investment analyst,
Warren S. Davis                              where he served most recently as        Phoenix Investment Partners, from
Managing Director of Deutsche Asset          Director -- Common Stock.               1997 to 1998.
Management and Portfolio Manager of the    o MBA, Marquette University.            o Prior to that, credit officer,
portfolio.                                                                           asset based lending group, Fleet
 o Joined Deutsche Asset Management in                                               Bank, from 1995 to 1997.
   1995 and the portfolio in 2002.
 o Analyst specializing in mortgage- and                                          Thomas J. Schmid
   asset-backed securities.                                                       CFA, Director of Deutsche Asset
 o Began investment career in 1985.                                               Management and Portfolio Manager of
 o MBA, Drexel University.                                                        the portfolio.
                                                                                   o Joined Deutsche Asset Management
Gary W. Bartlett                                                                     and the portfolio in 2002.
CFA, Managing Director of Deutsche Asset                                           o Previous experience includes 15
Management and Portfolio Manager of the                                              years' investment industry
portfolio.                                                                           experience, most recently as
 o Joined Deutsche Asset Management in                                               Director -- Common Stock at Mason
   1992 and the portfolio in 2002.                                                   Street Advisors.
 o Began investment career in 1982.                                                o MBA, University of Chicago.
 o MBA, Drexel University.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Total Return Portfolio -- Class B

Scudder Mercury Large Cap Core Portfolio

The Portfolio's Main Investment Strategy

The portfolio's investment objective is long-term capital growth. The portfolio seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities of large-cap companies located in the US.

Under normal circumstances, the portfolio seeks to achieve its investment objective by investing at least 80% of its assets in equity securities of large-cap companies the portfolio managers select from among those that are, at the time of purchase, included in the Russell 1000(R) Index. The portfolio managers use a multi-factor quantitative model to look for companies within the Russell 1000(R) Index that, in its opinion, are consistent with the investment objective of the portfolio.

The portfolio will seek to outperform its benchmark by using a blended investment strategy that emphasizes a mix of both growth and value and will seek to outperform the Russell 1000(R) Index.

In selecting securities for the portfolio, the managers use a proprietary quantitative model. The model employs three filters in its initial screens: earnings momentum, earnings surprise and valuation. The managers look for strong relative earnings growth, preferring internal growth and unit growth to growth resulting from a company's pricing structure. A company's stock price relative to its earnings and book value is also examined -- if the managers believe that a company is overvalued, it will not be considered as an investment. After the initial screening is done, the managers rely on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the manager believe have strong, sustainable earnings growth with current momentum at attractive price valuations.

Because the portfolio generally will not hold all the stocks in the Index, and because the portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the portfolio is not an "index" fund. In seeking to outperform its benchmark, however, the managers review potential investments using certain criteria that are based on the securities in the index. These criteria currently include the following:

o     Relative price to earnings and price to book ratios

o     Stability and quality of earnings momentum and growth

o     Weighted median market capitalization of the portfolio

o Allocation among the economic sectors of the portfolio as compared to the Index

o     Weighted individual stocks within the Index


Other Investments

While the portfolio invests primarily in US companies that conduct most of their business in the US, but may invest a potion of its assets in foreign companies. The portfolio could invest up to 10% of its total assets in the securities of foreign issuers, including issuers that are represented by American Depositary Receipts ("ADRs").

The managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although they don't intend to use them as principal investments and may choose not to use them at all.


The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt fund performance, cause you to lose money or cause the fund's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, an important factor with this fund is how stock markets perform -- in this case, the large company portion of the US stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-sized companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes and the fund may not be able to get attractive prices for them.

Industry Risk. While the fund does not concentrate in any industry, to the extent that the fund has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o  growth stocks may be out of favor for certain periods

o foreign securities may be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o derivatives could produce disproportionate losses due to a variety of factors, including the unwillingness or inability of the counterparty to meet its obligations or unexpected price or interest rate movements (see "Secondary risks" for more information)


Performance

No performance information is provided because the portfolio has not yet been in operation for a full calendar year.


How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                              Class B
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                             %
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.25%
--------------------------------------------------------------------------------
Other Expenses*
--------------------------------------------------------------------------------
Total Annual Operating Expenses
--------------------------------------------------------------------------------
[Expense Waiver/Reimbursement]
--------------------------------------------------------------------------------
[Net Annual Operating Expenses**]
--------------------------------------------------------------------------------

*     Other expenses are based on estimated amounts for the current fiscal year.

** The advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the portfolio to the extent necessary to maintain the portfolio's operating expenses at __% for Class B shares. This expense cap will remain in effect until _____, 2005.]

Based on the costs above [(including one year of capped expenses in each period)], this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                1 Year         3 Years       5 Years          10 Years
--------------------------------------------------------------------------------
Class B shares           $               $             $                 $
--------------------------------------------------------------------------------

The Portfolio Managers

The portfolio's subadvisor is Fund Asset Management, L.P., doing business as Mercury Advisors. Bob Doll, CFA, CPA will be the lead portfolio manager. Mr. Doll, who joined the subadvisor in mid-1999, has over 22 years of investment experience. Mr. Doll was formerly the Chief Investment Officer of Oppenheimer Funds, Inc. where he also served as a portfolio manager. Mr. Doll's team also includes Tasos Bouloutas (over 9 years investment experience), Dan Hansen (over 9 years investment experience), Drenda Sklar(over 8 years investment experience) and Gregory Brunk(over 12 years investment experience).

Scudder Mercury Small Cap Value Portfolio

The Portfolio's Main Investment Strategy

The portfolio's investment objective is long-term growth of capital.

The portfolio tries to choose investments for capital appreciation -- that is, investments that will increase in value. The portfolio will invest in a diversified portfolio primarily consisting of common stock of small and emerging growth companies. Under normal circumstances, the portfolio will invest at least 80% of its assets in securities of small companies. The equity securities in which the portfolio may invest include:

o     Common stock

o     Preferred stock

o     Securities convertible into common stock

o     Index securities that are based on a group of common stocks.

o Derivative instruments, such as options and futures, the values of which are based on a common stock or group of common stocks

The portfolio will primarily focus on investments in common stock.

The portfolio managers choose investments using a fundamental, value-oriented investment style. This means that the portfolio seeks to invest in companies that the portfolio managers believe to be undervalued. The portfolio managers may consider a company's stock to be undervalued when the stock's current price is less than what the managers believe a share of the company is worth. A company's worth can be assessed by several factors, such as financial resources, value of tangible assets, sales and earnings growth, rate of return on capital, product development, quality of management, and overall business prospects. A company's stock may become undervalued when most investors fail to perceive the company's strengths in one or more of these areas. The portfolio managers may also determine a company is undervalued if its stock price is down because of temporary factors from which the managers believe the company will recover. Additionally, the portfolio managers may acquire the securities of companies that are in a particular industry or related industries or market segments together as a "basket" or group in a single transaction. The portfolio may subsequently sell such "basket" as a unit or it may sell only selected securities and continue to hold other securities acquired in the "basket."

The portfolio may sell a security if, for example, the stock price increases to the high end of the range of its historical price-book value ratio, if the portfolio determines that the issuer no longer meets the criteria that the managers have established for the purchase of such securities or if the managers think there is a more attractive investment opportunity in the same category.

The portfolio seeks to invest in small companies that:

o are trading at the low end of their historical price-book value or enterprise value-sales ratios

o     have strong management

o have particular qualities that affect the outlook for that company, such as strong research capabilities, new or unusual products or occupation of an attractive market niche

o     have the potential to increase earnings over an extended period of time

o are trading at the low end of their historical price-book value or enterprise value-sales ratios

o     have strong management

o have particular qualities that affect the outlook for that company, such as strong research capabilities, new or unusual products or occupation of an attractive market niche

o     have the potential to increase earnings over an extended period of time

Fund seeks to invest in emerging growth companies that:

o occupy dominant positions in new, developing industries or have a significant market share in a large, fragmented industry or are relatively undervalued in the marketplace when compared to their favorable market potential

o     have strong management

o     have rapid growth rates or above-average returns on equity

o     demonstrate successful product development and marketing capabilities

The managers also consider other factors, such as the level of competition in an industry or the extent of government regulation. The portfolio may also purchase the stock of a company that has suffered a recent earnings decline if the managers believe that the decline is temporary or cyclical and will not significantly affect the company's long term growth.

The portfolio will invest primarily in U.S. companies that do most of their business in the US, but may invest a portion of its assets in foreign companies. It is anticipated that in the immediate future, the portfolio will not invest more than 30% of its total assets in the securities of foreign issuers.

Small and emerging growth companies may include unseasoned issuers or companies that have limited product lines or markets, may depend on a smaller number of key personnel and may be less financially secure than larger, more established companies. In addition, small and emerging growth companies' securities generally trade in lower volumes and are subject to greater, less predictable price changes than the securities of more established companies.

The portfolio has no stated minimum holding period for investments, and will buy or sell securities whenever the managers see an appropriate opportunity.


Other Investments

The managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although they don't intend to use them as principal investments and may choose not to use them at all.


The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform--in this case, the small company portion of the US stock market. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes and the fund may not be able to get an attractive price for them.

Security Selection Risk. A risk that pervades all investing is the risk that the securities the managers have selected will not perform to expectations. The managers could be incorrect in their analysis of companies, sectors, economic trends or other matters.

Small Company Capitalization Risk. Small company stocks tend to experience steeper price fluctuations -- down as well as up -- than the stocks of larger companies. A shortage of reliable information-- the same information gap that creates opportunity -- can also pose added risk. Industry-wide reversals may have a greater impact on small companies, since they lack a large company's financial resources. Small company stocks are typically less liquid than large company stocks: when things are going poorly, it is harder to find a buyer for a small company's shares. Foreign Securities Risk. Foreign securities may be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the portfolio has valued its securities too highly, you may end up paying too much for shares when you buy into the fund. If the portfolio underestimates the prices of its securities, you may not receive the full market value for your fund shares when you sell.

Another factor that could affect performance:

o derivatives could produce disproportionate losses (see "Secondary risks" for more information)

This portfolio is designed for value-oriented investors who can accept a greater potential for short-term fluctuations for potential long-term growth of capital.

Performance

No performance information is provided because the portfolio has not yet been in operation for a full calendar year.


How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class B
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        1.00%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                      0.25%
--------------------------------------------------------------------------------
Other Expenses*
--------------------------------------------------------------------------------
Total Annual Operating Expenses**
--------------------------------------------------------------------------------
[Expense Waiver/Reimbursement]
--------------------------------------------------------------------------------
[Net Annual Operating Expenses**]
--------------------------------------------------------------------------------

*     Other expenses are based on estimated amounts for the current fiscal year.

** Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of Scudder Mercury Small Cap Value Portfolio to __%.

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                    1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B shares               $              $              $              $
--------------------------------------------------------------------------------

The Portfolio Manager

The portfolio's subadvisor is Fund Asset Management, L.P., doing business as Mercury Advisors. Elise Baum, CFA, is the lead portfolio manager for the Portfolio. Ms. Baum is a senior portfolio manager and the head of the small cap value team. She has over 17 years investment experience. Ms. Baum received her undergraduate degree from the University of California at Berkeley and earned an MBA from The Wharton School of the University of Pennsylvania.

SVS Davis Venture Value Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks growth of capital.

The portfolio invests primarily in common stock of US companies with market capitalizations of at least $5 billion.

The portfolio managers select common stocks of quality, overlooked growth companies at value prices and hold them for the long term. The portfolio managers look for companies with sustainable growth rates selling at modest price-earnings multiples that the portfolio managers hope will expand as other investors recognize the company's true worth. The portfolio managers believe that by combining a sustainable growth rate with a gradually expanding multiple, these rates compound and can generate returns that could exceed average returns earned by investing in large capitalization domestic stocks.

The portfolio managers consider selling a company if the company no longer exhibits the characteristics that they believe foster sustainable long-term growth, minimize risk and enhance the potential for superior long-term returns.


Other Investments

The portfolio may also invest in foreign companies and US companies with smaller market capitalizations.

The managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although they don't intend to use them as principal investments and may choose not to use them at all.


The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US market. Large company stocks at times may not perform as well as stocks of smaller or mid-size companies. When large company stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the type of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. To the extent that the portfolio has exposure to a given industry or a particular size of company, any factors affecting that industry or size of company could affect the value of portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods.
Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends, geographical areas or other matters

o     value stocks may be out of favor for certain periods

o foreign securities may be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o a bond could decline in credit quality or go into default, this risk is greater with junk bonds

o     derivatives could produce disproportionate losses

o     at times, market conditions might make it hard to value some investments

Investors with long-term goals who want a core stock investment may be interested in this portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows the performance of the portfolio during its first complete calender year of operations which may give some idea of risk. The table shows how the average annual returns of the portfolio's Class B shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Return (%) as of 12/31 -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE


                                                    -16.02

                                                     2002       2003


For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: %, Q

2004 Total Return as of March 31: %



Average Annual Total Returns (%) as of 12/31/2003


                                1 Year              Life of Portfolio*
--------------------------------------------------------------------------------

Portfolio -- Class B

Index

--------------------------------------------------------------------------------

Index: Russell 1000 Value Index, which consists of those stocks in the Russell 1000 Index that have a less-than-average growth orientation.

*   Since 5/1/01. Index comparison begins 4/30/01.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                         Class B
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                    0.95%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                   0.25
--------------------------------------------------------------------------------

Other Expenses*
--------------------------------------------------------------------------------
Total Annual Operating Expenses**

--------------------------------------------------------------------------------

* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping.


** [Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of SVS Davis Venture Value Portfolio to 1.55%.]


Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example             1 Year           3 Years          5 Years          10 Years
--------------------------------------------------------------------------------

Class B shares        $                 $                $                 $

--------------------------------------------------------------------------------


The Portfolio Managers

The portfolio's subadvisor is Davis Selected Advisers, L.P. The portfolio managers are Christopher C. Davis and Kenneth Charles Feinberg, who have each managed the portfolio since inception. Mr. Davis is Chief Executive Officer of Davis Selected Advisers, L.P. and manages several funds advised by the firm. Mr. Davis began his investment career and joined the subadvisor in 1988. Mr. Feinberg also manages several funds advised by Davis Selected Advisers, L.P, began his investment career in 1987 and joined the subadvisor in 1994 as a research analyst.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

SVS Davis Venture Value Portfolio -- Class B

SVS Dreman Financial Services Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide long-term capital appreciation.

Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities (mainly common stocks) of financial services companies. This may include companies of any size that commit at least half of their assets to the financial services sector, or derive at least half of their revenues or net income from that sector. The major types of financial services companies are banks, insurance companies, savings and loans, securities brokerage firms and diversified financial companies.

The portfolio managers begin by screening for financial services stocks whose price-to-earnings ratios are below the average for the S&P 500 Financial Index. The managers then compare a company's stock price to its book value, cash flow and yield, and analyze individual companies to identify those that are financially sound and appear to have strong potential for long-term growth.

The managers assemble the portfolio from among the most attractive stocks, drawing on an analysis of economic outlooks for various financial industries. The managers may favor securities from different industries in the financial sector at different times, while still maintaining variety in terms of industries and companies represented.

The portfolio normally will sell a stock when the managers believe its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting the emphasis on a given industry.


Other Investments

While the portfolio invests mainly in US stocks, it could invest up to 30% of total assets in foreign securities, and up to 20% of net assets in investment-grade debt securities.

Also while the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers do not intend to use them as principal investments and may choose not to use them at all.


The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Concentration Risk. The portfolio concentrates its investments in companies in the financial services industry. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries.

Non-Diversification Risk. The portfolio is classified as "non-diversified." This means that it may invest a larger percentage of assets in a given stock than a diversified fund. Thus, the performance of one or a small number of portfolio holdings can affect overall performance more than if the portfolio was diversified.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o     value stocks may be out of favor for certain periods

o foreign securities tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o the bond portion of the portfolio could be hurt by rising interest rates or declines in credit quality

o     derivatives could produce disproportionate losses

This portfolio may be appropriate for long-term investors who want to gain exposure to the financial services sector and can accept the above-average risks of a sector-specific investment.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class B shares compare with a broad-based market index and one other relevant index (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE


                       1999       2000        2001       2002       2003

                      -5.29       26.72      -5.09      -8.65


For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: %, Q

2004 Total Return as of March 31: %



Average Annual Total Returns (%) as of 12/31/2003


                            1 Year                          Life of Portfolio*
--------------------------------------------------------------------------------

Portfolio -- Class B

Index 1

Index 2

--------------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: S&P Financial Index, an unmanaged index generally representative of the financial stock market.

* Since 5/4/98. Index comparison begins 4/30/98.

In the bar chart, total returns for 1999 and 2000 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2000 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                         Class B
------------------------------------------------------------------------------

Annual Operating Expenses, deducted from portfolio assets
------------------------------------------------------------------------------
Management Fee                                                    0.75%
------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                   0.25
------------------------------------------------------------------------------

Other Expenses*
------------------------------------------------------------------------------
Total Annual Operating Expenses**

------------------------------------------------------------------------------

* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping.


** [Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of SVS Dreman Financial Services Portfolio to 1.39%.]


Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                   1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------

Class B shares              $              $              $              $

--------------------------------------------------------------------------------

The Portfolio Managers

The portfolio's subadvisor is Dreman Value Management L.L.C. The following people handle the day-to-day management of the portfolio:

David N. Dreman                          F. James Hutchinson
Managing Director of the subadvisor      Managing Director of the subadvisor
and Lead Manager of the portfolio.       and Portfolio Manager of the portfolio.
 o Began investment career in 1957.       o Began investment career in 1986.
 o Joined the portfolio in 1998.          o Joined the portfolio in 2001.
 o Founder and Chairman, Dreman Value     o Prior to joining Dreman Value
   Management L.L.C. since 1977.            Management, L.L.C. in 2000,
                                            associated with The Bank of
                                            New York for over 30 years in both
                                            the corporate finance and
                                            trust/investment management areas,
                                            including President of The Bank of
                                            New York (NJ).

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

SVS Dreman Financial Services Portfolio -- Class B

SVS Dreman High Return Equity Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to achieve a high rate of total return.

Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities. The portfolio focuses on stocks of large US companies that are similar in size to the companies in the S&P 500 Index (as of December 31, 2003, the S&P 500 Index had a median market capitalization of $__ billion) and that the portfolio managers believe are undervalued. The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index. Although the portfolio can invest in stocks of any economic sector, at times it may emphasize the financial services sector or other sectors (in fact, it may invest more than 25% of total assets in a single sector).


The portfolio managers begin by screening for stocks whose price-to-earnings ratios are below the average for the S&P 500 Index. The managers then compare a company's stock price to its book value, cash flow and yield, and analyze individual companies to identify those that are financially sound and appear to have strong potential for long-term growth and income.

The managers assemble the portfolio from among the most attractive stocks, drawing on analysis of economic outlooks for various sectors and industries. The managers may favor securities from different sectors and industries at different times, while still maintaining variety in terms of industries and companies represented.

The portfolio normally will sell a stock when it reaches a target price, its fundamental factors have changed or it has performed below the managers' expectations.


Other Investments

The portfolio may invest up to 20% of net assets in US dollar-denominated American Depositary Receipts and in securities of foreign companies traded principally in securities markets outside the US.

The portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), particularly exchange-traded stock index futures, which offer the portfolio exposure to future stock market movements without direct ownership of stocks. However, the managers don't intend to use them as principal investments and may choose not to use them at all.


The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US stock market. When large company stock prices fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of small or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the type of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Sector Risk. To the extent that the portfolio focuses on a given sector, any factors affecting that sector could affect portfolio securities. For example, the emergence of new technologies could hurt electronics or medical technology companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends or other matters

o     value stocks may be out of favor for certain periods

o foreign securities may be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o     derivatives could produce disproportionate losses

o     at times, market conditions might make it hard to value some investments

This portfolio may serve investors with long-term goals who are interested in a large-cap value portfolio that may focus on certain sectors of the economy.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class B shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE



                           1999       2000        2001       2002       2003

                          -11.38      30.19       1.44      -18.25


For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: %,  Q

2004 Total Return as of March 31: %


Average Annual Total Returns (%) as of 12/31/2003

                             1 Year           5 Years        Life of Portfolio*
--------------------------------------------------------------------------------

Portfolio -- Class B

Index

--------------------------------------------------------------------------------

Index: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

*   Since 5/4/98. Index comparisons begin 4/30/98.

In the bar chart, total returns for 2000 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2000 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                         Class B
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        %
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                   0.25
--------------------------------------------------------------------------------

Other Expenses*
--------------------------------------------------------------------------------
Total Annual Operating Expenses**

--------------------------------------------------------------------------------

* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping.


** [Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of SVS Dreman High Return Equity Portfolio to 1.27%.]


Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                1 Year        3 Years        5 Years        10 Years
-------------------------------------------------------------------------------

Class B shares           $              $              $              $

-------------------------------------------------------------------------------

The Portfolio Managers

The portfolio's subadvisor is Dreman Value Management L.L.C. The following people handle the day-to-day management of the portfolio:

David N. Dreman                           F. James Hutchinson
Managing Director of the subadvisor and   Managing Director of the subadvisor
Co-Manager of the portfolio.              and Co-Manager of the portfolio.
 o Began investment career in 1957.        o Began investment career in 1986.
 o Joined the portfolio in 1998.           o Joined the portfolio in 2002.
 o Founder and Chairman, Dreman Value      o Prior to joining Dreman Value
   Management L.L.C. since 1977.             Management, L.L.C. in 2000,
                                             associated with The Bank of
                                             New York for over 30 years in both
                                             the corporate finance and
                                             trust/investment management areas,
                                             including President of The Bank of
                                             New York (NJ).

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

SVS Dreman High Return Equity Portfolio -- Class B

SVS Dreman Small Cap Value Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term capital appreciation.

Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small US companies, which the portfolio defines as companies that are similar in market value to those in the Russell 2000 Value Index (as of December 31, 2003, the Russell 2000 Value Index had a median market capitalization of $__ million). The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index.


The portfolio managers begin their stock selection process by screening stocks of small companies with below market price-to-earnings (P/E) ratios. The managers then seek companies with a low price compared to the book value, cash flow and yield and analyze individual companies to identify those that are fundamentally sound and appear to have strong potential for earnings and dividend growth over the Index.

From the remaining group, the managers then complete their fundamental analysis and make their buy decisions from a group of the most attractive stocks, drawing on analysis of economic outlooks for various industries. The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities and issuers represented.

The managers will normally sell a stock when it no longer qualifies as a small company, when its P/E rises above that of the Index, its fundamentals change or other investments offer better opportunities.


Other Investments

While the portfolio invests mainly in US stocks, it could invest up to 20% of net assets in securities of foreign companies in the form of US dollar-denominated American Depositary Receipts.

Also, while the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.


The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case the small company portion of the US stock market. When small company stock prices fall, you should expect the value of your investment to fall as well. Small company stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies and more vulnerable to competitive challenges and bad economic news. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the type of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Sector Risk. To the extent that the portfolio focuses on a given sector, any factors affecting that sector could affect portfolio securities. For example, the emergence of new technologies could hurt electronics or medical technology companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends or other matters

o     value stocks may be out of favor for certain periods

o foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o     derivatives could produce disproportionate losses

o     at times, market conditions might make it hard to value some investments

This portfolio may make sense for value-oriented investors who are interested in small-cap market exposure.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

Prior to January 18, 2002, the portfolio was named Scudder Small Cap Value Portfolio, operated with a different investment strategy and a different advisor managed the portfolio. Performance would have been different if the portfolio's current policies and advisory agreement had been in effect.


The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class B shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.


The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE


       1997        1998       1999       2000        2001       2002       2003


       21.43      -11.47      2.54       3.79       17.37      -11.63        0


For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: %, Q

2004 Total Return as of March 31: %



Average Annual Total Returns (%) as of 12/31/2003


                             1 Year         5 Years       Life of Portfolio*
--------------------------------------------------------------------------------

Portfolio -- Class B

Index
--------------------------------------------------------------------------------

Index 1: Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


*   Since 5/1/96. Index comparisons begin 4/30/96.

** The portfolio historically measured its performance against the Russell 2000 Index and the Russell 2000 Value Index. Prospectively, the portfolio intends to measure its performance against the Russell 2000 Value Index because the advisor believes it better reflects the portfolio's investment strategy.

In the bar chart and table, total return for 1999 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                          Class B
-------------------------------------------------------------------------------

Annual Operating Expenses, deducted from portfolio assets
-------------------------------------------------------------------------------
Management Fee                                                     0.75%
-------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                    0.25
-------------------------------------------------------------------------------

Other Expenses*
-------------------------------------------------------------------------------
Total Annual Operating Expenses**

-------------------------------------------------------------------------------

* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping.


** [Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of SVS Dreman Small Cap Value Portfolio to 1.24%.]


Based on the costs above, this example helps you compare the expenses Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                  1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------

Class B shares             $              $              $              $

--------------------------------------------------------------------------------

The Portfolio Managers

The portfolio's subadvisor is Dreman Value Management, L.L.C. The following people handle the day-to-day management of the portfolio:

David N. Dreman                             Nelson Woodward
Managing Director of the subadvisor and     Managing Director of the subadvisor
Co-Manager of the portfolio.                and Co-Manager of the portfolio.
 o Began investment career in 1957.          o Began investment career in 1957.
 o Joined the portfolio in 2002.             o Joined the portfolio in 2002.
 o Founder and Chairman, Dreman Value
   Management, L.L.C. since 1977.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

SVS Dreman Small Cap Value Portfolio -- Class B

SVS Eagle Focused Large Cap Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks growth through long-term capital appreciation.


Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in the equity securities of seasoned, financially strong US growth companies that are similar in size to the companies in the Russell 1000 Growth Index, which is the primary benchmark for the portfolio (as of December 31, 2003, the Russell 1000 Growth Index had a median market capitalization of $__ billion). The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index. Growth stocks are stocks of companies with above-average earnings growth potential. The portfolio uses a "bottom-up" method of analysis based on fundamental research to determine which common stocks to purchase. The managers look for individual companies that have sound financial strength, good business prospects, strong competitive positioning and above-average earnings growth, among other factors. The portfolio seeks companies that have at the time of purchase one or more of the following characteristics:


o     earnings-per-share or revenue growth greater than the market average;

o a dominant company in its industry with a sustainable competitive advantage; or

o an exceptional management team with a clearly articulated vision of their company's future.

If the stock price appreciates to a level that the portfolio manager believes is not sustainable, the portfolio manager generally will sell the stock to realize the existing profits and avoid a potential price correction.


Other Investments

The manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although he doesn't intend to use them as principal investments and may choose not to use them at all.


The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company growth portion of the US stock market. When large company growth stock prices fall, you should expect the value of your investment to fall as well. Large company growth stocks may be less risky than shares of smaller companies, but at times may not perform as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Growth Investing Risk. Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, sectors, economic trends, the relative attractiveness of different sizes of stocks or other matters

o  derivatives could produce disproportionate losses

The portfolio manager's skill in choosing appropriate investments for the portfolio will determine in large part the portfolio's ability to achieve its investment goal.


Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class B shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE


                 2000        2001       2002       2003

                 -9.25      -17.16     -28.09


For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: %, Q

2004 Total Return as of March 31: %



Average Annual Total Returns (%) as of 12/31/2003


                                      1 Year         Life of Portfolio*
--------------------------------------------------------------------------------

Portfolio -- Class B

Index

--------------------------------------------------------------------------------

Index: Russell 1000 Growth Index, an unmanaged index composed of common stocks of larger US companies with greater-than-average growth orientation.

*   Since 10/29/99. Index comparison begins 10/31/99.

In the bar chart, total returns for 2000 and 2001 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2001 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                            Class B
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                       0.95%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                      0.25
--------------------------------------------------------------------------------

Other Expenses*
--------------------------------------------------------------------------------
Total Annual Operating Expenses**

--------------------------------------------------------------------------------

* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping.

** Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of SVS Eagle Focused Large Cap Growth Portfolio to 1.55%.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------

Class B shares           $              $              $              $

--------------------------------------------------------------------------------

The Portfolio Manager

The portfolio's subadvisor is Eagle Asset Management, Inc. The portfolio manager is Ashi Parikh. Mr. Parikh joined Eagle Asset Management, Inc. in 1999 and has managed the portfolio since its inception. Prior to 1999, he was employed by an unaffiliated investment advisor.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

SVS Eagle Focused Large Cap Growth Portfolio -- Class B

SVS Focus Value+Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks growth of capital through a portfolio of growth and value stocks.

The portfolio normally invests at least 65% of total assets in US common stocks. Although the portfolio can invest in stocks of any size, it mainly chooses stocks from among the 1,000 largest (as measured by market capitalization). The portfolio manages risk by investing in both growth and value stocks. The portfolio seeks to maintain an approximately equal allocation of assets between growth securities and value securities and will periodically rebalance its assets to maintain a 50% allocation of invested assets to each discipline.

The portfolio retains two portfolio management teams dedicated to managing the growth and value portions of the portfolio, respectively. Each team focuses its investment on a core number of common stocks. Currently, it is anticipated that each team will invest in approximately 15-30 stocks.

In choosing growth stocks, the managers look for companies with a history of above-average growth, attractive prices relative to potential growth and sound financial strength, among other factors. With value stocks, the managers look for companies whose stock prices are low in light of earnings, cash flow and other valuation measures, while also considering such factors as improving fundamentals and management strategies.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities and issuers represented.

The portfolio will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamental qualities have deteriorated or to adjust the proportions of growth and value stocks.


Other Investments

While the portfolio invests mainly in US common stocks, it could invest up to 25% of total assets in foreign securities.

The managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although they don't intend to use them as principal investments and may choose not to use them at all.


The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US stock market. When large company stock prices fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of small or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the type of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Non-Diversification Risk. The portfolio is classified as "non-diversified." This means that it may invest a larger percentage of assets in a given stock than a diversified fund. Thus, the performance of one or a small number of portfolio holdings can affect overall performance more than if the portfolio was diversified.

Strategy Risk. It is also possible that one team may buy a security at the same time that the other team is selling it, resulting in no significant change in the overall portfolio but creating additional costs for the portfolio. Also, because each portfolio management team invests independently, it is possible that each team may hold the same security or both teams may favor the same industry. Because the managers periodically rebalance the portfolio to maintain an approximately even allocation between growth and value securities, the portfolio may also incur additional costs since sales of portfolio securities may result in higher portfolio turnover.

Style Risk. In any given period, either growth stocks or value stocks will generally lag the other; because the portfolio invests in both, it is likely to lag any portfolio that focuses on the type of stock that outperforms during that period, and at times may lag both.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, the relative attractiveness of growth stocks and value stocks or other factors

o foreign securities tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o     derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

This portfolio is designed for investors with long-term goals interested in exposure to both growth and value stocks in a single portfolio.


Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

Prior to May 1, 2001, the portfolio was named Kemper Value+Growth Portfolio and operated with a different investment strategy and a different advisor managed the growth portion of the portfolio. Prior to April 8, 2002, a different advisor managed the value portion of the portfolio. Performance would have been different if the portfolio's current policies and subadvisor/multi-manager arrangement had been in effect.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class B shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE


    1997        1998       1999       2000        2001       2002       2003

    25.16      19.87      16.22       -4.14      -14.57     -26.08        0


For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: %, Q
2004 Total Return as of March 31: %

Average Annual Total Returns (%) as of 12/31/2003

                             1 Year           5 Years        Life of Portfolio*
--------------------------------------------------------------------------------

Portfolio -- Class B

Index

--------------------------------------------------------------------------------

Index: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

*   Since 5/1/96. Index comparison begins 4/30/96.

In the bar chart and table, total return for 1999 would have been lower if operating expenses hadn't been reduced.


How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                           Class B
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                      0.75%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                     0.25
--------------------------------------------------------------------------------

Other Expenses*
--------------------------------------------------------------------------------
Total Annual Operating Expenses**

--------------------------------------------------------------------------------

* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping.

** Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of SVS Focus Value+Growth Portfolio to 1.24%.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                  1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------

Class B shares             $              $              $              $

--------------------------------------------------------------------------------

The Portfolio Managers
Jennison Associates LLC is the subadvisor to the growth portion of the portfolio. The following people handle the day-to-day management:

Spiros Segalas                            Kathleen McCarragher
Co-Manager of the portfolio.              Co-Manager of the portfolio.
 o Began investment career in 1960.        o Began investment career in 1982.
 o Joined the portfolio in 2001.           o Joined the portfolio in 2001.
 o Founder (1969), President (1993) and    o Director, Executive Vice President
   Chief Investment Officer (1973),          and Domestic Equity Investment
   Jennison Associates.                      Strategist, Jennison Associates
                                             since 1998.

Dreman Value Management, L.L.C is the subadvisor to the value portion of the portfolio. The following people handle the day-to-day management:

David N. Dreman                           F. James Hutchinson
Managing Director of the subadvisor and   Managing Director of the subadvisor
Co-Manager of the portfolio.              and Co-Manager of the portfolio.
 o Began investment career in 1957.        o Began investment career in 1986.
 o Joined the portfolio in 2002.           o Joined the portfolio in 2002.
 o Founder and Chairman, Dreman Value      o Prior to joining Dreman Value
   Management L.L.C. since 1977.             Management, L.L.C. in 2000,
                                             associated with The Bank of
                                             New York for over 30 years in both
                                             the corporate finance and
                                             trust/investment management areas,
                                             including President of The Bank of
                                             New York (NJ).

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

SVS Focus Value+Growth Portfolio -- Class B

SVS Index 500 Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks returns that, before expenses, correspond to the total return of US common stocks as represented by the Standard & Poor's 500 Index (S&P 500 Index).

The portfolio seeks to match, as closely as possible before expenses, the performance of the S&P 500 Index, which emphasizes stocks and securities of large US companies. It does this by investing, under normal circumstances, at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks and securities included in the S&P 500 Index.

In choosing stocks, the portfolio uses an indexing strategy. The portfolio buys the largest stocks of the S&P 500 Index in roughly the same proportion to the S&P 500 Index. With the smaller stocks of the S&P 500 Index, the portfolio managers use a statistical process known as sampling to select stocks whose overall performance is expected to be similar to that of the smaller companies in the S&P 500 Index.

The portfolio seeks to keep the composition of its portfolio similar to the S&P 500 Index in industry distribution, market capitalization and significant fundamental characteristics (such as price-to-book ratios and dividend yields). Over the long term, the portfolio managers seek a correlation between the performance of the portfolio, before expenses, and the S&P 500 Index of 98% or better. A figure of 100% would indicate perfect correlation.

The portfolio will normally sell a stock when it is removed from the S&P 500 Index or as a result of the portfolio's statistical process.


Other Investments

The portfolio may invest up to 20% of total assets in stock index futures and options, as well as short-term debt securities. The portfolio typically invests new flows of money in index futures in order to gain immediate exposure to the S&P 500 Index.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US market. When large company stock prices fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the type of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Index Investing Risk. The portfolio's index strategy involves several risks. The portfolio could underperform the S&P 500 Index during short periods or over the long term, either because its selection of stocks failed to track the S&P 500 Index or because of the effects of portfolio expenses or shareholder transactions. The portfolio's index strategy also means that it does not have the option of using defensive investments or other management actions to reduce the portfolio's exposure to a declining market.

Derivatives Risk. The portfolio may invest, to a limited extent, in stock index futures or options, which are types of derivatives. The portfolio will not use these derivatives for speculative purposes or as leveraged instruments that magnify the gains or losses of an investment.

The portfolio invests in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security for which it is acting as a substitute; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and the risk that the portfolio cannot sell the derivative because of an illiquid secondary market.

This portfolio is designed for long-term investors interested in a portfolio that is designed to avoid substantially underperforming the overall large-cap stock market.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500" and "500" are trademarks of the McGraw-Hill Companies, Inc., and have been licensed for use by Deutsche Asset Management. SVS Index 500 Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the portfolio. Additional information may be found in the portfolio's Statement of Additional Information.


Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class B shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE


                   2000        2001       2002       2003

                  -10.16      -12.27     -22.57        0


For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: %, Q

2004 Total Return as of March 31: %


Average Annual Total Returns (%) as of 12/31/2003


                                1 Year                 Life of Portfolio*
--------------------------------------------------------------------------------

Portfolio -- Class B

Index

--------------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

*   Since 9/1/99. Index comparison begins 8/31/99.

In the bar chart, total returns for 2000 and 2001 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2001 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class B
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.37%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.25
--------------------------------------------------------------------------------

Other Expenses*
--------------------------------------------------------------------------------
Total Annual Operating Expenses**

--------------------------------------------------------------------------------

* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping.

** Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of SVS Index 500 Portfolio to 0.95%.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                    1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------

Class B shares               $              $              $              $

--------------------------------------------------------------------------------

The Portfolio Manager

The portfolio's subadvisor is Northern Trust Investments, Inc. The following person handles the day-to-day management of the portfolio:

Patrick Cannon
Lead Manager of the portfolio.
 o Joined Northern Trust Investments,
   Inc. in 2003 and the portfolio
   in 2001.
 o Prior to joining the subadvisor,
   served as portfolio manager at
   Deutsche Asset Management from
   2000-2003.
 o Previous experience includes 10 years
   in various management, trading and
   strategic positions at Barclays
   Global Investors, including principal
   and head of small cap equities and
   member of global index investment
   subcommittee, as quantitative asset
   consultant for IPAC Securities
   Limited and as company statistician
   for Johnson and Johnson Pacific.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

SVS Index 500 Portfolio -- Class B

SVS INVESCO Dynamic Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term capital growth.


The portfolio is actively managed and invests primarily in equity securities of mid-sized companies. [The portfolio defines mid-sized companies as companies that are __. The scope of the Index varies with market performance of the companies in the Index. At December 31, 2003, the smallest company in the Index had a market capitalization of $__ million and the largest company had a market capitalization of $__ billion. The portfolio also has the flexibility to invest in other types of securities, including preferred stocks, convertible securities and bonds.

The core of the portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions and other factors.

The portfolio's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the portfolio's investments are usually bought and sold relatively frequently.


While the portfolio generally invests in mid-size companies, it sometimes invests in the securities of smaller companies. The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies and the price of portfolio shares tends to fluctuate more than it would if the portfolio invested in the securities of larger companies.

Other Investments

While the portfolio invests mainly in US securities, it could invest up to 25% of total assets in foreign securities. Securities of Canadian Issuers and American Depository Receipts are not subject to this 25% limitation.

The manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although he doesn't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform, in this case, the small and mid-size company portion of the US stock market. When stock prices fall, you should expect the value of your investment to fall as well. Small and mid-size company stocks tend to be more volatile than stocks of larger companies, in part because small and mid-size companies tend to be less established than larger companies and the valuation of their stocks often depends on future expectations. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the type of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. To the extent that the portfolio focuses on a given industry or a particular size of a company, factors affecting that industry or size of a company could affect the value of portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Other factors that could affect performance include:

o the manager could be wrong in his analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other factors

o        growth stocks may be out of favor for certain periods

o foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows the return for the portfolio for its first complete calendar year of operations, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class B shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Return (%) as of 12/31 -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

                                                          -31.12





-------------------------------------------------------------------------------

                                                           2002       2003

-------------------------------------------------------------------------------

For the periods included in the bar chart:


Best Quarter: %, Q                              Worst Quarter: %, Q

2004 Total Return as of March 31:  %

Average Annual Total Returns (%) as of 12/31/2003

                                1 Year                        Life of Portfolio*
--------------------------------------------------------------------------------
Portfolio -- Class B
Index
--------------------------------------------------------------------------------


Index: Russell Mid Cap Growth Index, an unmanaged index composed of common stocks of midcap companies with higher price-to-book ratios and higher forecasted growth values.

* Since 5/1/01. Index comparison begins 4/30/01.

In the table, total return for 2001 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                              Class B
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         1.00%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.25
--------------------------------------------------------------------------------

Other Expenses*
--------------------------------------------------------------------------------
Total Annual Operating Expenses**
--------------------------------------------------------------------------------


* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping.

** Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of SVS INVESCO Dynamic Growth Portfolio to 1.70%.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                    1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------

Class B shares               $              $              $              $
--------------------------------------------------------------------------------


The Portfolio Manager

The portfolio's subadvisor is INVESCO. The portfolio manager is Timothy J. Miller. Mr. Miller is Chief Investment Officer, a director and senior vice president of INVESCO. Mr. Miller joined INVESCO in 1992 and has managed the portfolio since its inception.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

SVS INVESCO Dynamic Growth Portfolio -- Class B

SVS Janus Growth And Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term capital growth and current income.

The portfolio applies a "bottom-up" approach in choosing investments. In other words, it looks mostly for equity and income-producing securities that meet its investment criteria one at a time. If the portfolio is unable to find such investments, much of the portfolio's assets may be in cash or similar investments.

The portfolio normally emphasizes investments in equity securities. It may invest up to 75% of its total assets in equity securities selected primarily for their growth potential and at least 25% of its total assets in securities the portfolio manager believes have income potential.

The portfolio may invest substantially all of its assets in equity securities if the portfolio manager believes that equity securities have the potential to appreciate in value. The portfolio manager generally seeks to identify equity securities of companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

The portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, currency exchange rates, and prospects for economic growth among countries or geographic regions may warrant greater consideration in selecting foreign securities.

The portfolio shifts assets between the growth and income components of its holdings based on the portfolio manager's analysis of relevant market, financial and economic conditions. If the portfolio manager believes that growth securities may provide better returns than the yields then available or expected on income-producing securities, the portfolio will place a greater emphasis on the growth component of its holdings.

The growth component of the portfolio is expected to consist primarily of common stocks, but may also include warrants, preferred stocks or convertible securities selected primarily for their growth potential.

The income component of the portfolio will consist of securities that the portfolio manager believes have income potential. Such securities may include equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of the portfolio if they currently pay dividends or if the portfolio manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid.

Other Investments

The portfolio may invest in debt securities, indexed/structured securities, high-yield/high-risk bonds (less than 35% of the portfolio's total assets) and securities purchased on a when-issued, delayed delivery or forward commitment basis. Compared to investment-grade bonds, high yield bonds may pay higher yields and have higher volatility and risk of default.

The manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although he doesn't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-sized companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the type of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. To the extent that the portfolio focuses on a given industry or a particular size of a company, factors affecting that industry or size of a company could affect the value of portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Other factors that could affect performance include:

o the manager could be wrong in his analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other matters

o        debt securities may be subject to interest rate risk and credit risk

o        growth stocks may be out of favor for certain periods

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments

Performance


While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class B shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.


The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

                                       -9.40      -12.50     -20.34





--------------------------------------------------------------------------------

                                       2000        2001       2002       2003

--------------------------------------------------------------------------------

For the periods included in the bar chart:


Best Quarter: %, Q                              Worst Quarter: %, Q

2004 Total Return as of March 31: %

Average Annual Total Returns (%) as of 12/31/2003

                                  1 Year                    Life of Portfolio*
--------------------------------------------------------------------------------
Portfolio -- Class B
Index
--------------------------------------------------------------------------------

Index: Russell 1000 Growth Index, an unmanaged index composed of common stocks of larger US companies with greater-than-average growth orientation.


*   Since 10/29/99. Index comparisons begin 10/31/99.

In the bar chart, total return for 2000 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2000 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                               Class B
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                          0.95%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                        0.25
--------------------------------------------------------------------------------

Other Expenses*
--------------------------------------------------------------------------------
Total Annual Operating Expenses**
--------------------------------------------------------------------------------


* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping.


** [Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of SVS Janus Growth and Income Portfolio to 1.55%.]


Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                                 1 Year        3 Years        5 Years        10 Years
------------------------------------------------------------------------------------------------

Class B shares                            $              $              $              $
------------------------------------------------------------------------------------------------


The Portfolio Manager


The portfolio's subadvisor is Janus Capital Management LLC ("Janus") (formerly, Janus Capital Corporation). The portfolio manager is Minyoung Sohn. He joined Janus in 1998 as a research analyst. Mr. Sohn joined the portfolio in 2004 and holds a Bachelor's degree in Government and Economics from Dartmouth College. Mr. Sohn has earned the right to use the Chartered Financial Analyst designation.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

SVS Janus Growth And Income Portfolio -- Class B

SVS Janus Growth Opportunities Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

The portfolio applies a "bottom-up" approach in choosing investments. In other words, it looks for companies with earnings growth potential one at a time. If the portfolio is unable to find investments with earnings growth potential, a significant portion of the portfolio's assets may be in cash or similar investments.

The portfolio invests primarily in equity securities selected for their growth potential. Although the portfolio can invest in companies of any size, it generally invests in larger, more established companies.

The portfolio may invest substantially all of its assets in equity securities if the portfolio manager believes that equity securities will appreciate in value. The portfolio manager generally seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Realization of income is not a significant consideration when choosing investments for the portfolio.

The portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, currency exchange rates, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities.

Other Investments

The portfolio may invest in debt securities, indexed/structured securities, high-yield/high-risk bonds (less than 35% of the portfolio's total assets) and securities purchased on a when-issued, delayed delivery or forward commitment basis. Compared to investment-grade bonds, high yield bonds may pay higher yields and typically will have higher volatility and risk of default.

The manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although he doesn't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-sized companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the type of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Sector Risk. To the extent that the portfolio invests in a given market sector, any factors affecting that sector could affect portfolio securities. For example, a rise in unemployment could hurt consumer goods makers, or the emergence of new technologies could hurt computer software or hardware companies.

Other factors that could affect performance include:

o the manager could be wrong in his analysis of companies, industries, economic trends or other factors

o        growth stocks may be out of favor for certain periods

o foreign securities may be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.


The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class B shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.


The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

                                     -11.64      -23.88     -30.85





--------------------------------------------------------------------------------

                                      2000        2001       2002       2003

--------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 14.82%, Q4 2001                   Worst Quarter: -25.51%, Q3 2001


2004 Total Return as of March 31: -2.02%


Average Annual Total Returns (%) as of 12/31/2003

                                       1 Year                 Life of Portfolio*
--------------------------------------------------------------------------------
Portfolio -- Class B

Index                                                                 -
--------------------------------------------------------------------------------

Index: Russell 1000 Growth Index, an unmanaged index composed of common stocks of larger US companies with greater-than-average growth orientation.


*   Since 10/29/99. Index comparisons begin 10/31/99.

In the bar chart, total returns for 2000 and 2001 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2001 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                               Class B
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                          0.94%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                        0.25
--------------------------------------------------------------------------------

Other Expenses*
--------------------------------------------------------------------------------
Total Annual Operating Expenses**
--------------------------------------------------------------------------------


* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping.


** [Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of SVS Janus Growth Opportunities Portfolio to 1.55%.]


Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                                                            1 Year        3 Years        5 Years        10 Years
---------------------------------------------------------------------------------------------------------------------------

Class B shares                                                       $              $              $              $
---------------------------------------------------------------------------------------------------------------------------


The Portfolio Manager

The portfolio's subadvisor is Janus Capital Management LLC ("Janus") (formerly, Janus Capital Corporation). The portfolio manager is Marc Pinto. Mr. Pinto joined Janus in 1994 and has managed the portfolio since its inception.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

SVS Janus Growth Opportunities Portfolio -- Class B

SVS MFS Strategic Value Portfolio

The Portfolio's Main Investment Strategy

The portfolio's investment objective is to provide capital appreciation. The portfolio invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, of companies which the manager believes are undervalued in the market relative to their long term potential. The equity securities of these companies may be undervalued because they are temporarily out of favor in the market due to:

o        a decline in the market

o        poor economic conditions

o developments that have affected or may affect the issuer of the securities or the issuer's industry; or

o        the market has overlooked them

Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios. The portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

The portfolio also invests in other types of securities, such as fixed income securities, including lower rated securities commonly referred to as junk bonds, and warrants, when relative values make such purchases attractive.

The manager uses a bottom-up, as opposed to a top-down, investment style in managing the portfolio. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the manager and the subadvisor's large group of equity research analysts.

Other Investments

The portfolio may invest in foreign securities (including emerging markets securities), through which it may have exposure to foreign currencies. The portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

The manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although he doesn't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-sized companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the type of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Sector Risk. To the extent that the portfolio invests in a given market sector, any factors affecting that sector could affect portfolio securities. For example, a rise in unemployment could hurt consumer goods makers, or the emergence of new technologies could hurt computer software or hardware companies.

Other factors that could affect performance include:

o the manager could be wrong in his analysis of companies, industries, economic trends or other factors

o a bond could decline in credit quality or go into default; this risk is greater with lower rated bonds

o some bonds could be paid off earlier than expected, which could hurt the portfolio's performance

o        value stocks may be out of favor for certain periods

o foreign securities may be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o        derivatives could produce disproportionate losses


Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows the returns for the portfolio's Class B shares for its first complete calender year of operations, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class B shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Return (%) as of 12/31 -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

--------------------------------------------------------------------------------
                                                                          2003
--------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: %, Q                              Worst Quarter: -%, Q

2004 Total Return as of March 31: %

Average Annual Total Returns (%) as of 12/31/2003

                                          1 Year              Life of Portfolio*
--------------------------------------------------------------------------------
Portfolio -- Class B

Index
--------------------------------------------------------------------------------

Index: Russell 1000 Value Index, which consists of those stocks in the Russell 1000 Index that have a less-than-average growth orientation.

*   Since 5/1/02. Index comparison begins 4/30/02.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                           Class B
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                      0.95%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                    0.25
--------------------------------------------------------------------------------
Other Expenses*
--------------------------------------------------------------------------------


Total Annual Operating Expenses
--------------------------------------------------------------------------------
Less Expense Waiver**
--------------------------------------------------------------------------------
Net Total Annual Operating Expenses**
--------------------------------------------------------------------------------


* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping.


** [Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of SVS MFS Strategic Value Portfolio to 1.55%.]


Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                         1 Year        3 Years      5 Years     10 Years
--------------------------------------------------------------------------------

Class B shares                    $              $            $           $
--------------------------------------------------------------------------------


The Portfolio Manager

The portfolio's subadvisor is Massachusetts Financial Services Company. The portfolio manager is Kenneth J. Enright. Mr. Enright is a Senior Vice President of MFS and a Chartered Financial Analyst, has been employed in the investment management area of the subadvisor since 1986 and joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

SVS MFS Strategic Value Portfolio -- Class B

SVS Oak Strategic Equity Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term capital growth.

Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities. The portfolio invests primarily in common stocks of established US companies with large market capitalizations (in excess of $5 billion). In selecting investments, the portfolio manager chooses stocks of companies which he believes have above-average growth potential at attractive prices. The portfolio manager's investment process begins with a top-down analysis of industry sectors that he believes have the best potential for long-term growth based on an overall analysis of the economy and interest rate trends. The portfolio manager then focuses on the key performers in those areas based on a highly qualitative, subjective analysis of individual companies' fundamental values, such as earnings growth potential and the quality of corporate management. The portfolio manager buys and holds companies for the long-term and seeks to keep portfolio turnover to a minimum.

Other Investments

The manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although he doesn't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-sized companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the type of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Sector Risk. To the extent that the portfolio invests in a given market sector, any factors affecting that sector could affect portfolio securities. For example, a rise in unemployment could hurt consumer goods makers, or the emergence of new technologies could hurt computer software or hardware companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends or other factors

o        growth stocks may be out of favor for certain periods

o foreign securities may be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o        derivatives could produce disproportionate losses

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows the return for the portfolio for its first complete calendar year of operations, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class B shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was May 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Return (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

                                                           -39.82





--------------------------------------------------------------------------------

                                                            2002       2003

--------------------------------------------------------------------------------

For the periods included in the bar chart:


Best Quarter: %, Q                              Worst Quarter: %, Q

2004 Total Return as of March 31:  %

Average Annual Total Returns (%) as of 12/31/2003

                                       1 Year                Life of Portfolio*
--------------------------------------------------------------------------------
Portfolio -- Class B

Index
--------------------------------------------------------------------------------


Index: Russell 1000 Growth Index, an unmanaged capitalization-weighted index containing the growth stocks in the Russell 1000 Index.

*   Since 5/1/01. Index comparison begins 4/30/01.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                                Class B
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                           0.95%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                         0.25
--------------------------------------------------------------------------------

Other Expenses*
--------------------------------------------------------------------------------
Total Annual Operating Expenses**
--------------------------------------------------------------------------------


* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping.


** [Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of SVS Oak Strategic Equity Portfolio to 1.55%.]


Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                                                            1 Year        3 Years        5 Years        10 Years
---------------------------------------------------------------------------------------------------------------------------

Class B shares                                                       $              $              $              $
---------------------------------------------------------------------------------------------------------------------------


The Portfolio Manager

The portfolio's subadvisor is Oak Associates, Ltd. The portfolio manager is James D. Oelschlager. Mr. Oelschlager began his investment career in 1970 and founded Oak Associates, Ltd. in 1985. Mr. Oelschlager has managed the portfolio since its inception.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

SVS Oak Strategic Equity Portfolio -- Class B

SVS Turner Mid Cap Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks capital appreciation.

The portfolio pursues its objective by investing in common stocks and other equity securities of US companies with medium market capitalizations that the portfolio managers believe have strong earnings growth potential. The portfolio will invest in securities of companies that are diversified across economic sectors, and will attempt to maintain sector concentrations that approximate those of the Russell Mid-Cap Growth Index. The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index. Portfolio exposure is generally limited to 5% in any single issuer, subject to exceptions for the most heavily weighted securities in the Index.


Under normal circumstances, at least 80% of the portfolio's net assets, plus the amount of any borrowings for investment purposes, will be invested in stocks of mid-cap companies, which are defined for this purpose as companies with market capitalizations at the time of purchase in the range of market capitalizations of those companies included in the Index (as of December 31, 2003, the Index had a median market capitalization of $__ billion). The portfolio managers generally look for medium market capitalization companies with strong histories of earnings growth that are likely to continue to grow their earnings. A stock becomes a sell candidate if there is deterioration in the company's earnings growth prospects. Moreover, positions will be trimmed to adhere to capitalization or capacity constraints, to maintain sector neutrality or to adjust stock position size relative to the Index.


In focusing on companies with strong earnings growth potential, the portfolio managers engage in a relatively high level of trading activity so as to respond to changes in earnings forecasts and economic developments.

Other Investments

The managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although they don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform. When prices of stocks fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the type of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. To the extent that the portfolio invests in a given industry, any factors affecting that industry could affect portfolio securities. For example, a rise in unemployment could hurt consumer goods makers, or the emergence of new technologies could hurt computer software or hardware companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends or other factors

o        growth stocks may be out of favor for certain periods

o        derivatives could produce disproportionate losses

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows the return for the portfolio for its first complete calendar year of operations, which may give some idea of risk. The table shows average annual returns for the portfolio's Class B shares and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Return (%) as of 12/31 -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

                                                             -32.49





--------------------------------------------------------------------------------

                                                              2002       2003

--------------------------------------------------------------------------------

For the periods included in the bar chart:


Best Quarter: %, Q                              Worst Quarter: %, Q

2004 Total Return as of March 31:  %

Average Annual Total Returns (%) as of 12/31/2003


                                            1 Year           Life of Portfolio*
--------------------------------------------------------------------------------

Portfolio -- Class B

Index
--------------------------------------------------------------------------------


Index: Russell Mid Cap Growth Index, an unmanaged index composed of common stocks of midcap companies with higher price-to-book ratios and higher forecasted growth values.

*        Since 5/1/01. Index comparison begins 4/30/01.

In the table, total return for 2001 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                              Class B
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         1.00%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.25
--------------------------------------------------------------------------------

Other Expenses*
--------------------------------------------------------------------------------
Total Annual Operating Expenses**
--------------------------------------------------------------------------------


* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping.


** [Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of SVS Turner Mid Cap Growth Portfolio to 1.70%]


Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                                               1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------------------------------------


Class B shares                                          $              $              $              $
--------------------------------------------------------------------------------------------------------------


The Portfolio Managers

The portfolio's subadvisor is Turner Investment Partners, Inc. The portfolio managers are Christopher K. McHugh, William C. McVail and Robert E. Turner, who have each managed the portfolio since its inception. Mr. McHugh began his investment career in 1986 and joined the subadvisor when it was founded in 1990. Mr. McHugh is a principal at Turner Investment Partners, Inc. Mr. McVail began his investment career in 1988 and joined Turner Investment Partners, Inc. in 1998 after serving as a portfolio manager at PNC Equity Advisors. Mr. Turner began his investment career in 1981 and is the founder, chairman and Chief Investment Officer of Turner Investment Partners, Inc.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

SVS Turner Mid Cap Growth Portfolio -- Class B

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

Although major changes tend to be infrequent, the Board could change a portfolio's investment goal without seeking shareholder approval. For the portfolios listed below, the Board will provide shareholders with at least 60 days notice prior to making any changes to a portfolio's 80% investment policy, as described herein.

Scudder Blue Chip Portfolio

Scudder Fixed Income Portfolio

Scudder Global Blue Chip Portfolio

Scudder Government Securities Portfolio

Scudder International Select Equity Portfolio


Scudder Mercury Large Cap Core Portfolio

Scudder Mercury Small Cap Value Portfolio


Scudder Small Cap Growth Portfolio

Scudder Technology Growth Portfolio

SVS Dreman Financial Services Portfolio

SVS Dreman High Return Equity Portfolio

SVS Dreman Small Cap Value Portfolio

SVS Eagle Focused Large Cap Growth Portfolio

SVS Index 500 Portfolio

SVS Oak Strategic Equity Portfolio

SVS Turner Mid Cap Growth Portfolio


o As a temporary defensive measure, each of the non-money market portfolios could shift 100% of its assets into investments such as money market securities. This could prevent losses, but would mean that the portfolio would not be pursuing its goal.

o The portfolios may trade securities actively. This strategy could raise transaction costs and lower performance.

o The advisor or a portfolio's subadvisor may establish a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, a portfolio may use the higher rating. If a security's credit quality falls, the advisor or subadvisor will determine whether selling it would be in the portfolio's best interest. For Scudder Money Market Portfolio, such determination will be made pursuant to procedures adopted by the Board.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM" or the "advisor"), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, or its subadvisors make the portfolios' investment decisions, buys and sells securities for the portfolios and conducts research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. The portfolios' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.


Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Ltd. ("DeAMIS"), Deutsche Bank Trust Company Americas and Scudder Trust Company.


Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.


The advisor receives a management fee from each portfolio, except Scudder Mercury Large Cap Core Portfolio and Scudder Mercury Small Cap Value Portfolio. Below are the actual rates paid by each portfolio for the 12 months through the most recent fiscal year end, as a percentage of each portfolio's average daily net assets:


Portfolio Name                                     Fee Paid
--------------------------------------------------------------------------------
Scudder Aggressive Growth Portfolio                0.75%
--------------------------------------------------------------------------------
Scudder Blue Chip Portfolio                        0.65%
--------------------------------------------------------------------------------
Scudder Contrarian Value Portfolio                 0.75%
--------------------------------------------------------------------------------
Scudder Fixed Income Portfolio                     0.60%
--------------------------------------------------------------------------------
Scudder Global Blue Chip Portfolio                 1.00%
--------------------------------------------------------------------------------
Scudder Government Securities Portfolio            0.55%
--------------------------------------------------------------------------------
Scudder Growth Portfolio                           0.60%
--------------------------------------------------------------------------------
Scudder High Income Portfolio                      0.60%
--------------------------------------------------------------------------------
Scudder International Select Equity Portfolio      0.75%
--------------------------------------------------------------------------------
Scudder Money Market Portfolio                     0.50%
--------------------------------------------------------------------------------
Scudder Small Cap Growth Portfolio                 0.65%
--------------------------------------------------------------------------------
Scudder Strategic Income Portfolio                 0.65%
--------------------------------------------------------------------------------
Scudder Technology Growth Portfolio                0.75%
--------------------------------------------------------------------------------
Scudder Total Return Portfolio                     0.55%
--------------------------------------------------------------------------------
SVS Davis Venture Value Portfolio                  0.95%
--------------------------------------------------------------------------------
SVS Dreman Financial Services Portfolio            0.75%
--------------------------------------------------------------------------------
SVS Dreman High Return Equity Portfolio            0.73%
--------------------------------------------------------------------------------
SVS Dreman Small Cap Value Portfolio               0.75%
--------------------------------------------------------------------------------
SVS Eagle Focused Large Cap Growth Portfolio       0.95%
--------------------------------------------------------------------------------
SVS Focus Value+Growth Portfolio                   0.75%
--------------------------------------------------------------------------------
SVS Index 500 Portfolio                            0.39%
--------------------------------------------------------------------------------
SVS INVESCO Dynamic Growth Portfolio               1.00%
--------------------------------------------------------------------------------
SVS Janus Growth And Income Portfolio              0.95%
--------------------------------------------------------------------------------
SVS Janus Growth Opportunities Portfolio           0.94%
--------------------------------------------------------------------------------
SVS MFS Strategic Value Portfolio                  0.23%
--------------------------------------------------------------------------------
SVS Oak Strategic Equity Portfolio                 0.95%
--------------------------------------------------------------------------------
SVS Turner Mid Cap Growth Portfolio                1.00%
--------------------------------------------------------------------------------

Scudder Mercury Large Cap Core Portfolio entered into an investment management agreement with the advisor effective May 1, 2004. The table below describes the fee rates for the portfolio.

Average Daily Net Assets                                Fee Rate
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Portfolio Subadvisors

Subadvisor for Scudder International Select Equity Portfolio and Scudder Strategic Income Portfolio

Deutsche Asset Management Investment Services Ltd. ("DeAMIS"), One Appold Street, London, England, an affiliate of the advisor, is the subadvisor for Scudder International Select Equity Portfolio and Scudder Strategic Income Portfolio. With regard to Scudder Strategic Income Portfolio, DeAMIS is responsible for managing the portion of the portfolio's assets invested in emerging market debt securities. DeAMIS provides a full range of international investment advisory services to institutional and retail clients. DeIM pays a fee to DeAMIS for acting as subadvisor to each portfolio.


Scudder Mercury Small Cap Value Portfolio entered into an investment management agreement with the advisor effective May 1, 2004. The table below describes the fee rates for the portfolio.

Average Daily Net Assets                                           Fee Rate
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Subadvisor for SVS Davis Venture Value Portfolio

Davis Selected Advisers, L.P., 2949 E. Elvira Road, Suite 101, Tucson, Arizona 85706, is the subadvisor to SVS Davis Venture Value Portfolio. Davis Selected Advisers, L.P. began serving as investment advisor to Davis New York Venture Fund in 1969 and currently serves as investment advisor to all of the Davis Funds, and acts as advisor or subadvisor for a number of other institutional accounts including mutual funds and private accounts. DeIM pays a fee to Davis Selected Advisers, L.P. for acting as subadvisor to SVS Davis Venture Value Portfolio.

Subadvisor for SVS Dreman Financial Services Portfolio, SVS Dreman High Return Equity Portfolio and SVS Dreman Small Cap Value Portfolio


Dreman Value Management L.L.C., 10 Exchange Place Suite 2150, Jersey City, New Jersey, is the subadvisor to SVS Dreman Financial Services Portfolio, SVS Dreman High Return Equity Portfolio and SVS Dreman Small Cap Value Portfolio and receives a fee for its services from DeIM. Founded in 1977, Dreman Value Management L.L.C. currently manages over $__ -- billion in assets. DeIM pays a fee to Dreman Value Management L.L.C. for acting as subadvisor to each portfolio.


Subadvisor for SVS Eagle Focused Large Cap Growth Portfolio


Eagle Asset Management, Inc., 880 Carillon Parkway, St. Petersburg, Florida, is the subadvisor to SVS Eagle Focused Large Cap Growth Portfolio. As of December 31, 2003, Eagle Asset Management, Inc. manages approximately $__ billion in - -- assets for institutional, high net worth individuals and subadvisory clients. DeIM pays a fee to Eagle Asset Management, Inc. for acting as subadvisor to SVS Eagle Focused Large Cap Growth Portfolio.


Subadvisors for SVS Focus Value+Growth Portfolio


Jennison Associates LLC, a wholly owned subsidiary of The Prudential Insurance Company of America, located at 466 Lexington Avenue, New York, 10017, is the subadvisor to the growth portion of SVS Focus Value+Growth Portfolio. Jennison Associates was founded in 1969 and has served as an investment advisor to registered investment companies since 1990. As of December 31, 2003, Jennison Associates managed approximately $__ billion on behalf of its clients.


DeIM pays a fee to Jennison Associates for acting as subadvisor to the "growth" portion of SVS Focus Value+Growth Portfolio at an annual rate based on the portion of the average combined daily net assets of the portfolio and Scudder Focus Value+Growth Fund (another fund advised by DeIM) subadvised by Jennison Associates.


Dreman Value Management, L.L.C., 10 Exchange Place, Suite 2150, Jersey City, New Jersey, is the subadvisor for the value portion of SVS Focus Value+Growth Portfolio. Founded in 1977, Dreman Value Management L.L.C. currently manages over $__ billion in assets.


DeIM pays a fee to Dreman Value Management for acting as the subadvisor to the value portion of the portfolio at an annual rate applied to the portion of the portfolio's average daily net assets subadvised by Dreman Value Management.

Subadvisor for SVS Index 500 Portfolio

Effective April 30, 2003, Northern Trust Investments, Inc. ("NTI"), 50 South LaSalle Street, Chicago, Illinois is the subadvisor for SVS Index 500 Portfolio. NTI has managed accounts, including registered investment companies, designed to mirror the performance of the same index as the Portfolio seeks to replicate. NTI primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors. As of March 31, 2003, NTI had approximately $210.8 billion in assets under management.

DeIM will pay a fee to NTI for acting as subadvisor to SVS Index 500 Portfolio as shown below:

Subadvisor for SVS INVESCO Dynamic Growth Portfolio


INVESCO, located at 4350 South Monaco Street, Denver, Colorado 80237, is the subadvisor to SVS INVESCO Dynamic Growth Portfolio. INVESCO was founded in 1932 and manages, as of December 31, 2003, over $__ billion for more than [3] million shareholder accounts of [33] INVESCO mutual funds. INVESCO is a subsidiary of AMVESCAP plc, an international investment management company that manages more than $__ billion in assets worldwide. AMVESCAP is based in London, with money managers located in Europe, North and South America and the Far East. DeIM pays a fee to INVESCO for acting as subadvisor to SVS INVESCO Dynamic Growth Portfolio.


Subadvisor for SVS Janus Growth And Income Portfolio and SVS Janus Growth Opportunities Portfolio

Janus Capital Management LLC ("Janus") (formerly, Janus Capital Corporation), 100 Fillmore Street, Denver, Colorado, is the subadvisor to SVS Janus Growth And Income Portfolio and SVS Janus Growth Opportunities Portfolio. Janus began serving as investment advisor to Janus Fund in 1970 and currently serves as investment advisor to all of the Janus Funds, acts as subadvisor for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. DeIM pays a fee to Janus for acting as subadvisor to SVS Janus Growth And Income Portfolio and SVS Janus Growth Opportunities Portfolio.

Subadvisor for SVS MFS Strategic Value Portfolio


Massachusetts Financial Services Company ("MFS"), 500 Boylston Street, Boston, Massachusetts 02116, is the subadvisor to SVS MFS Strategic Value Portfolio. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $112.5 billion as of December 31, 2002. DeIM pays a fee to MFS for acting as subadvisor to SVS MFS Strategic Value Portfolio.


Subadvisor for SVS Oak Strategic Equity Portfolio


Oak Associates, Ltd. is the subadvisor to SVS Oak Strategic Equity Portfolio. Oak Associates, Ltd. currently has over $__ billion in assets under management. Oak Associates, Ltd.'s principal place of business is 3875 Embassy Parkway, Suite ---- 250, Akron, Ohio 44333. DeIM pays a fee to Oak Associates, Ltd. for acting as subadvisor to SVS Oak Strategic Equity Portfolio.


Subadvisor for SVS Turner Mid Cap Growth Portfolio


Turner Investment Partners, Inc., 1205 Westlakes Drive Suite 100, Berwyn, Pennsylvania, 19312 is the subadvisor to SVS Turner Mid Cap Growth Portfolio. As of December 31, 2003, Turner Investment Partners, Inc. had approximately - $__ billion in assets under management. DeIM pays a fee to Turner Investment Partners, Inc. for acting as subadvisor to SVS Turner Mid Cap Growth Portfolio.

--------------------------------------------------------------------------------

Your Investment in the Portfolios


The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.


Buying and Selling Shares

The information in this prospectus applies to Class B shares of each portfolio. Class B shares are offered at net asset value and are subject to a 12b-1 fee. Each portfolio has another class of shares which is offered separately.

Technically, the shareholders of Scudder Variable Series II are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.


We have a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When an Insurance Company opens an account, we will ask for its name, address, and other information that will allow us to identify the company. This information will be verified to ensure the identity of all persons opening an account.


The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). For Scudder Money Market Portfolio, the share price, or net asset value per share, is normally $1.00 calculated at amortized cost.


We will not complete the purchase of any fund shares for an account until all information has been provided and the application has been submitted in "good order." Once the application is determined to be in good order, the fund purchase(s) will be effected at the net asset value per share next calculated (less any applicable sales charges). Since Scudder Money Market Portfolio will be investing in instruments that normally require immediate payment in Federal funds (monies credited to a bank's account with its regional Federal Reserve
Bank), the portfolio has adopted certain procedures for the convenience of its shareholders and to ensure that Scudder Money Market Portfolio receives investable funds.

We may reject a new account application if the Insurance Company doesn't provide any required or requested identifying information, or for other reasons.

We may refuse, cancel or rescind any purchase or exchange order; freeze any account (meaning the Insurance Company will not be able to purchase or redeem fund shares in your account); suspend account services; and/or involuntarily redeem the account if we think that the account is being used for fraudulent or illegal purposes by the Insurance Company or by you, the contract owner; one or more of these actions will be taken when, at the sole discretion of a fund, they are deemed to be in the fund's best interest or when the fund is requested or compelled to do so by governmental authority or by applicable law.

We may close and liquidate an account if we are unable to verify provided information, or for other reasons; if we decide to close the account, the fund shares will be redeemed at the net asset value per share next calculated after we determine to close the account (less any applicable sales charges); the Insurance Company/you may be subject to gain or loss on the redemption of the fund shares and the Insurance Company/you may incur tax liability.


The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

Scudder Variable Series II currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How the Portfolios Calculate Share Price

For each portfolio, the share price is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

Except with Scudder Money Market Portfolio, we typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a fund's Board which are intended to reflect fair value when a market quotation or pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a fund's value for a security is likely to be different from the last quoted market price or pricing service information. With Scudder Money Market Portfolio, we use amortized cost value (the method used by most money market funds).

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days and at times when the portfolios don't price their shares.

Distributions

Scudder Money Market Portfolio intends to declare its net investment income as a dividend daily and distribute dividends monthly. All other portfolios intend to declare and distribute dividends from their net investment income and capital gains, if any, annually. Any of the portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

Marketing and Distribution Fees

Scudder Distributors, Inc., a subsidiary of the investment advisor, is the portfolios' distributor.

Scudder Variable Series II has adopted a 12b-1 plan for all Class B shares. Under the plan, Scudder Variable Series II may make quarterly payments to the distributor for distribution and shareholder servicing related expenses incurred or paid by the distributor or a participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares during that quarterly period. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

--------------------------------------------------------------------------------

To Get More Information



Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and a portfolio's performance. They also have detailed performance figures, a list of everything each portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090

                                             www.sec.gov





                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series II                   811-5002
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2004



                              CLASS A AND B SHARES

                           SCUDDER VARIABLE SERIES II

               222 South Riverside Plaza, Chicago, Illinois 60606
                                 1-800-778-1482


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the applicable prospectuses of Scudder Variable Series II (the "Fund") dated May 1, 2004, as amended from time to time. The prospectus may be obtained without charge from the Fund by calling the toll-free number listed above, and is also available along with other related materials on the Securities and Exchange Commission Internet web site (http://www.sec.gov). The prospectus is also available from Participating Insurance Companies.

Scudder Variable Series II offers a choice of 29 portfolios (each a "Portfolio," collectively, the "Portfolios"), to investors applying for certain variable life insurance and variable annuity contracts offered by Participating Insurance Companies.


The 27 portfolios are:


Scudder Aggressive Growth Portfolio                     Scudder Mercury Large Cap Core Portfolio
Scudder Blue Chip Portfolio                             Scudder Mercury Small Cap Value Portfolio
Scudder Contrarian Value Portfolio                      SVS Davis Venture Value Portfolio
Scudder Fixed Income Portfolio                          SVS Dreman Financial Services Portfolio
Scudder Global Blue Chip Portfolio                      SVS Dreman High Return Equity Portfolio
Scudder Government Securities Portfolio                 SVS Dreman Small Cap Value Portfolio
Scudder Growth Portfolio                                SVS Eagle Focused Large Cap Growth Portfolio
Scudder High Income Portfolio                           SVS Focus Value+Growth Portfolio
Scudder International Select Equity Portfolio           SVS Index 500 Portfolio
Scudder Money Market Portfolio                          SVS INVESCO Dynamic Growth Portfolio
Scudder Small Cap Growth Portfolio                      SVS Janus Growth And Income Portfolio
Scudder Strategic Income Portfolio                      SVS Janus Growth Opportunities Portfolio
Scudder Technology Growth Portfolio                     SVS MFS Strategic Value Portfolio
Scudder Total Return Portfolio                          SVS Oak Strategic Equity Portfolio
                                                        SVS Turner Mid Cap Growth Portfolio


                                TABLE OF CONTENTS
                                                                           Page
                                                                           ----

INVESTMENT RESTRICTIONS.......................................................1

INVESTMENT POLICIES AND TECHNIQUES............................................3


MANAGEMENT OF THE FUND.......................................................25
         Investment Advisor..................................................25
         Portfolio Transactions..............................................37
         Distributor.........................................................41

FUND SERVICE PROVIDERS.......................................................42
         Transfer Agent......................................................42
         Custodian...........................................................43
         Independent Auditors................................................43
         Counsel.............................................................43
         Fund Accounting Agent...............................................43

PURCHASE AND REDEMPTIONS.....................................................49

DIVIDENDS, CAPITAL GAINS AND TAXES...........................................49

NET ASSET VALUE..............................................................50

OFFICERS AND TRUSTEES........................................................52

FUND ORGANIZATION............................................................67

PROXY VOTING GUIDELINES......................................................68

ADDITIONAL INFORMATION.......................................................69

FINANCIAL STATEMENTS.........................................................70

APPENDIX.....................................................................71

                             INVESTMENT RESTRICTIONS

Except as otherwise indicated, each Portfolio's investment objective and policies are not fundamental and may be changed without a vote of shareholders. There can be no assurance that a Portfolio's objective will be met.

The Fund has adopted for each Portfolio certain fundamental investment restrictions that cannot be changed for a Portfolio without approval by a "majority" of the outstanding voting shares of that Portfolio. As defined in the Investment Company Act of 1940, as amended (the "1940 Act"), this means the lesser of the vote of (a) 67% of the shares of a Portfolio present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of a Portfolio.

Each Portfolio, except SVS Focus Value+Growth Portfolio, SVS Dreman Financial Services Portfolio, Scudder Aggressive Growth Portfolio and Scudder Technology Growth Portfolio is classified as a diversified open-end management investment company. A diversified portfolio may not, with respect to 75% of total assets, invest more than 5% of total assets in the securities of a single issuer or invest in more than 10% of the outstanding voting securities of such issuer.

SVS Focus Value+Growth Portfolio, SVS Dreman Financial Services Portfolio, Scudder Aggressive Growth Portfolio and Scudder Technology Growth Portfolio are classified as non-diversified open-end management investment companies. A non-diversified portfolio may invest a greater proportion of its assets in the obligations of a small number of issuers, and may be subject to greater risk and substantial losses as a result of changes in the financial condition or the market's assessment of the issuers. While not limited by the Investment Company Act of 1940, as amended, (the "1940 Act") as to the proportion of its assets that it may invest in obligations of a single issuer, each Portfolio intends to comply with the diversification requirements imposed by the Internal Revenue Code of 1986 (the "Code") for qualification as a regulated investment company.

Each Portfolio may not, as a fundamental policy:

(1) borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(3) for all Portfolios except Scudder Money Market Portfolio and Scudder Technology Growth Portfolio: concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         for Scudder Money Market Portfolio: concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, except that the Portfolio reserves the freedom of action to concentrate in government securities and instruments issued by domestic banks.

         for Scudder Technology Growth Portfolio: concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, except that the Portfolio will concentrate its assets in the group of industries constituting the technology sector and may concentrate in one or more industries in the technology sector.

(4) engage in the business of underwriting securities issued by others, except to the extent that the Portfolio may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Portfolio reserves freedom of action to hold and to sell real estate acquired as a result of the Portfolio's ownership of securities;

(6)      purchase  physical   commodities  or  contracts  relating  to  physical
         commodities; or

(7) make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

With regard to Restriction (3) above, for purposes of determining the percentage of Scudder Money Market Portfolio's total assets invested in securities of issuers having their principal business activities in a particular industry, asset-backed securities will be classified separately, based on standard classifications utilized by ratings agencies.

Scudder Money Market Portfolio may not invest more than 50% of it assets in asset-backed securities.

With regard to Restriction (3) above, for purposes of determining the percentage of each Portfolio's (except Scudder Money Market Portfolio) total assets invested in securities of issuers having their principal business activities in a particular industry, asset-backed securities will be classified as a single industry.

With respect to investment restriction (3) for Scudder Money Market Portfolio, domestic banks include US banks and US branches of foreign banks that are subject to the same regulation as US banks. Domestic banks may also include foreign branches of domestic banks if the investment risk associated with investing in instruments issued by the foreign branch of a domestic bank is the same as investing in instruments issued by the domestic parent. As a result, the Portfolio may be more adversely affected by changes in market or economic conditions and other circumstances affecting the banking industry than it would be if the Portfolio's assets were not so concentrated.

If a percentage restriction is adhered to at the time of the investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Fund has also adopted the following non-fundamental policies, which may be changed or eliminated for each Portfolio by the Fund's Board of Trustees without a vote of the shareholders:

As a matter of non-fundamental policy, each Portfolio, except Scudder Money Market Portfolio, does not intend to:

(1)      borrow money in an amount  greater than 5% of its total assets,  except
         (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Portfolio's registration statement which may be deemed to be borrowings;

(2) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions,
         (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Portfolio may obtain such short-term credits as may be deemed necessary for the clearance of securities transactions;

(3) purchase options, unless the aggregate premiums paid on all such options held by a Portfolio at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

(4) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of a Portfolio and the premium paid for such options on futures contracts does not exceed 5% of the fair market value of a Portfolio's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the money amount may be excluded in computing the 5% limit;

(5) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of a Portfolio's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

(6)      invest more than 15% of net assets in illiquid securities.

For all portfolios except Scudder Fixed Income Portfolio, Scudder Government Securities Portfolio, Scudder High Income Portfolio, Scudder Money Market Portfolio and Scudder Strategic Income Portfolio:

(7) enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets.

For Scudder Global Blue Chip Portfolio only:

(8) lend portfolio securities in an amount greater than 5% of its total assets.

For all portfolios except Scudder Global Blue Chip Portfolio and Scudder Money Market Portfolio:

(9) lend portfolio securities in an amount greater than one third of its total assets.

For Scudder Money Market Portfolio:

(10) borrow money in an amount greater than 5% of its total assets, except for temporary emergency purposes;

(11) lend portfolio securities in an amount greater than 5% of its total assets; and

(12) invest more than 10% of total assets in non-affiliated registered investment companies.

Concentration. Scudder Technology Growth Portfolio "concentrates," for purposes of the 1940 Act, its assets in securities related to a particular industry which means that at least 25% of its net assets will be invested in these assets at all times. As a result, the Portfolio may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.

Master-feeder Fund Structure

The Fund's Board of Trustees has the discretion with respect to each Portfolio to retain the current distribution arrangement for the Portfolio while investing in a master fund in a master/feeder fund structure as described below.

A master-feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

                       INVESTMENT POLICIES AND TECHNIQUES

General Investment Objectives and Policies

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a Portfolio may engage (such as short selling, hedging, etc.) or a financial instrument which a Portfolio may purchase (such as options, forward foreign currency contracts, etc.) are meant to describe the spectrum of investments that Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), in its discretion, might, but is not required to, use in managing each Portfolio's assets. The Advisor may, in its discretion, at any time employ such practice, technique or instrument for one or more Portfolios but not for all investment companies advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Portfolio but, to the extent employed, could from time to time have a material impact on the Portfolio's performance.

It is possible that certain investment practices and techniques described below may not be permissible for a Portfolio based on its investment restrictions, as described herein, and in the Portfolios' applicable prospectus.

Two classes of shares of each Portfolio of the Fund are currently offered through Participating Insurance Companies. Class A shares are offered at net asset value and are not subject to a Rule 12b-1 Distribution Plan. Class B shares are offered at net asset value and are subject to a 12b-1 fee.

Each Portfolio has a different investment objective which it pursues through separate investment policies, as described below. The differences in objectives and policies among the Portfolios can be expected to affect the degree of market and financial risk to which each Portfolio is subject and the return of each Portfolio. The investment objectives and policies of each Portfolio may, unless otherwise specifically stated, be changed by the Trustees of the Fund without a vote of the shareholders. There is no assurance that the objectives of any Portfolio will be achieved.

Each Portfolio, except Scudder Money Market Portfolio, may engage in futures, options, and other derivatives transactions in accordance with its respective investment objectives and policies. Each such Portfolio may engage in such transactions if it appears to the Advisor or Subadvisor to be advantageous to do so, in order to pursue its objective, to hedge (i.e., protect) against the effects of fluctuating interest rates and to stabilize the value of its assets and not for speculation. The use of futures and options, and possible benefits and attendant risks, are discussed below along with information concerning certain other investment policies and techniques.


Portfolio Turnover. The portfolio turnover rates for each Portfolio, other than Scudder Money Market Portfolio, are listed under "Financial Highlights" in the Fund's Annual Report dated December 31, 2003. Each Portfolio's average portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. Securities with maturities of less than one year are excluded from portfolio turnover rate calculations. Frequency of portfolio turnover will not be a limiting factor should a Portfolio's Advisor or Subadvisor deem it desirable to purchase or sell securities. Purchases and sales are made for a Portfolio whenever necessary, in management's opinion, to meet a Portfolio's objective. Higher portfolio turnover (over 100%) involves correspondingly greater brokerage commissions or other transaction costs. Higher portfolio turnover may result in the realization of greater net short-term capital gains.


The Portfolios do not generally make investments for short-term profits, but are not restricted in policy with regard to portfolio turnover and will make changes in their investment portfolios from time to time as business and economic conditions and market prices may dictate and as its investment policy may require.

Asset-Backed Securities. Asset-backed securities may include pools of mortgages ("mortgage-backed securities"), loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the funds to dispose of any then existing holdings of such securities. The Portfolios, except Fixed Income Portfolio and Total Return Portfolio, do not intend to invest more than 5% of total assets in asset-backed securities. Fixed Income Portfolio and Total Return Portfolio currently do not intend to invest more than 25% of total assets in asset-backed securities.

Bank and Savings and Loan Obligations for Scudder High Income Portfolio. Scudder High Income Portfolio may also invest in bank loans, which are typically senior debt obligations of borrowers (issuers) and as such, are considered to hold a senior position in the capital structure of the borrower. These may include loans which hold the most senior position, that hold an equal ranking with other senior debt, or loans that are, in the judgment of the Advisor, in the category of senior debt of the borrower. This capital structure position generally gives the holders of these loans a priority claim on some or all of the borrower's assets in the event of a default. In most cases, these loans are either partially or fully collateralized by the assets of a corporation, partnership, limited liability company or other business entity, or by cash flow that the Advisor believes has a market value at the time of acquisition that equals or exceeds the principal amount of the loan. These loans are often issued in connection with recapitalizations, acquisitions, leveraged buy-outs and refinancings. It is important to note that Moody's and S&P generally rate bank loans a notch or two higher than high yield bonds of the same issuer to reflect their more senior position. The Portfolio may invest in both fixed- and floating-rate loans. In addition, bank loans can trade either as an "assignment" or "participation". When a Portfolio buys an assignment, it is essentially becoming a party to the bank agreement. The vast majority of all trades are assignments and would therefore generally represent the preponderance of bank loans held by the Portfolio. In certain cases, the Portfolio may buy bank loans on a participation basis, if for example, the Portfolio did not want to become party to the bank agreement. However, in all cases, the Portfolio will not purchase bank loans where Deutsche Bank, or an affiliate, serves as an agent bank.

Participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risk of being a lender. If the Portfolio purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of both the lender and the borrower.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is at least conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender.

In the case of loans administered by a bank or other financial institution that acts as agent for all holders, if assets held by the agent for the benefit of a purchaser are determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

In the case of loan participations where a bank or other lending institution serves as financial intermediary between a Portfolio and the borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the borrower, SEC interpretations require the Portfolio, in some circumstances, to treat both the lending bank or other lending institution and the borrower as issuers for purposes of the Portfolio's investment policies. Treating a financial intermediary as an issuer of indebtedness may restrict a Portfolio's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Borrowing. Each Portfolio will borrow only when the Advisor or Subadvisor believes that borrowing will benefit the Portfolio after taking into account considerations such as the costs of the borrowing. Borrowing by each Portfolio will involve special risk considerations. Although the principal of each Portfolio's borrowings will be fixed, a Portfolio's assets may change in value during the time a borrowing is outstanding, proportionately increasing exposure to capital risk.

Certificates of Deposit and Bankers' Acceptances. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Banker's acceptances are credit instruments evidencing the obligations of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Portfolios will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligation. Fixed time deposits subject to withdrawal penalties maturing in more than seven calendar days are subject to a Portfolio's limitation on investments in illiquid securities.


Collateralized Obligations. Subject to its investment objectives and policies, a Portfolio may purchase collateralized obligations, including interest only ("IO") and principal only ("PO") securities. A collateralized obligation is a debt security issued by a corporation, trust or custodian, or by a US Government agency or instrumentality, that is collateralized by a portfolio or pool of mortgages, mortgage-backed securities, US Government securities or other assets. The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of securities. Collateralized obligations issued or guaranteed by a US Government agency or instrumentality, such as the Federal Home Loan Mortgage Corporation, are considered US Government securities. Privately-issued collateralized obligations collateralized by a portfolio of US Government securities are not direct obligations of the US Government or any of its agencies or instrumentalities and are not considered US Government securities. A variety of types of collateralized obligations are available currently and others may become available in the future.


Collateralized obligations, depending on their structure and the rate of prepayments, can be volatile. Some collateralized obligations may not be as liquid as other securities. Since collateralized obligations may be issued in classes with varying maturities and interest rates, the investor may obtain greater predictability of maturity than with direct investments in mortgage-backed securities. Classes with shorter maturities may have lower volatility and lower yield while those with longer maturities may have higher volatility and higher yield. This provides the investor with greater control over the characteristics of the investment in a changing interest rate environment. With respect to interest only and principal only securities, an investor has the option to select from a pool of underlying collateral the portion of the cash flows that most closely corresponds to the investor's forecast of interest rate movements. These instruments tend to be highly sensitive to prepayment rates on the underlying collateral and thus place a premium on accurate prepayment projections by the investor.

A  Portfolio,   other  than  Scudder  Money  Market  Portfolio,  may  invest  in collateralized obligations whose yield floats inversely against a specified index rate. These "inverse floaters" are more volatile than conventional fixed or floating rate collateralized obligations and the yield thereon, as well as the value thereof, will fluctuate in inverse proportion to changes in the index upon which rate adjustments are based. As a result, the yield on an inverse floater will generally increase when market yields (as reflected by the index) decrease and decrease when market yields increase. The extent of the volatility of inverse floaters depends on the extent of anticipated changes in market rates of interest. Generally, inverse floaters provide for interest rate adjustments based upon a multiple of the specified interest index, which further increases their volatility. The degree of additional volatility will be directly proportional to the size of the multiple used in determining interest rate adjustments. Currently, none of the Portfolios intends to invest more than 5% of its net assets in inverse floaters. Scudder Money Market Portfolio does not invest in inverse floaters.

A Portfolio will currently invest in only those collateralized obligations that are fully collateralized and that meet the quality standards otherwise applicable to the Portfolio's investments. Fully collateralized means that the collateral will generate cash flows sufficient to meet obligations to holders of the collateralized obligations under even the most conservative prepayment and interest rate projections. Thus, the collateralized obligations are structured to anticipate a worst case prepayment condition and to minimize the reinvestment rate risk for cash flows between coupon dates for the collateralized obligations. A worst case prepayment condition generally assumes immediate prepayment of all securities purchased at a premium and zero prepayment of all securities purchased at a discount. Reinvestment rate risk may be minimized by assuming very conservative reinvestment rates and by other means such as by maintaining the flexibility to increase principal distributions in a low interest rate environment. The effective credit quality of the collateralized obligations in such instances is the credit quality of the issuer of the collateral. The requirements as to collateralization are determined by the issuer or sponsor of the collateralized obligation in order to satisfy rating agencies, if rated. Payments of principal and interest on the underlying collateral securities are not passed through directly to the holders of the collateralized obligations as such. Collateralized obligations, depending on their structure and the rate of prepayments, can be volatile. Some collateralized obligations may not be as liquid as other securities.

Collateralized obligations often are issued in two or more classes with varying maturities and stated rates of interest. Because interest and principal payments on the underlying securities are not passed through directly to holders of collateralized obligations, such obligations of varying maturities may be secured by a single portfolio or pool of securities, the payments on which are used to pay interest on each class and to retire successive maturities in sequence. These relationships may in effect "strip" the interest payments from principal payments of the underlying securities and allow for the separate purchase of either the interest or the principal payments. Collateralized obligations are designed to be retired as the underlying securities are repaid. In the event of prepayment on or call of such securities, the class of collateralized obligation first to mature generally will be paid down first. Therefore, although in most cases the issuer of collateralized obligations will not supply additional collateral in the event of such prepayment, there will be sufficient collateral to secure collateralized obligations that remain outstanding. It is anticipated that no more than 5% of a Portfolio's net assets will be invested in IO and PO securities. Governmentally-issued and privately-issued IO's and PO's will be considered illiquid for purposes of a Portfolio's limitation on illiquid securities, however, the Board of Trustees may adopt guidelines under which governmentally-issued IO's and PO's may be determined to be liquid.

Common Stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, a Portfolio participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Despite the risk of price volatility, however, common stocks have historically offered a greater potential for long-term gain on investment, compared to other classes of financial assets, such as bonds or cash equivalents, although there can be no assurance that this will be true in the future.

Convertible Securities. Subject to its investment objectives and policies, each Portfolio (except Scudder Money Market Portfolio) may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments and/or by virtue of their conversion or exchange features.

The convertible securities in which a Portfolio may invest include fixed-income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock including Liquid Yield Option Notes ("LYONs"(TM)). The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Convertible securities often provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

Daily Cash Allocation and Re-balancing Procedures for SVS Focus Value+Growth Portfolio. The growth and value sub-portfolios (or "segment") of the portfolio were allocated 50% of the available assets on May 1, 2001, the beginning of the portfolio's new strategy. After this date, the portfolio's daily net flows are normally allocated 50% to the growth segment and 50% to the value segment. Segment allocations will be monitored daily by the Advisor.

Equal allocations continue as long as neither of the two sub-portfolios drops below 45% of the portfolio's total assets. If this threshold is crossed, on days that the portfolio has positive net new flows, 100% of net flows will be allocated to the under-weighted segment. On days that the portfolio has negative net new flows, 100% of the net redemptions will be funded by the over-weighted segment. This practice will be handled by the Advisor (working with the custodian) and will continue until the under-weighted segment grows to at least 45% of the portfolio's total assets, at which time the cash allocations will return to 50% for each.


If the segment with less than 45% of the Portfolio's total net assets drops below 40% for two consecutive business days, the Advisor will send a first notice to formally notify the portfolio management teams of this imbalance as well as any other designated contacts. If changes in stock prices and cash flows have not brought the under-weighted sub-portfolio above 40% after 30 calendar days, the Advisor will send a final notice.


Upon receipt of any imbalance notification, the portfolio management teams may recommend reallocation. Reallocation prior to the final notice will only occur with the consent of the portfolio management teams. This reallocation will not necessarily occur automatically. Even after a 30 day imbalance, other factors may postpone the event. For example, it is unlikely that a full reallocation would occur late in the year due to potentially negative tax implications.

Unless otherwise agreed, dividend distributions will be taken 50% from each segment.

Sub-portfolio allocations will be distributed daily by State Street Bank to the portfolio management teams.

If either segment has an overdraft position, corrections will be made at the segment level. If the portfolio's management teams deem appropriate, a reallocation may be advised, provided that the portfolio does not go below a 40/60 allocation.
In addition, a reallocation may also be advised if the portfolio management teams deem that special and unusual circumstances exist, and it is in the best interest of the shareholders. For instance, if the managers were faced with a large redemption, and one manager had more cash available at the time, an imbalanced redemption may be transacted. Following such a transaction, it is possible that a reallocation may be advised in order to rectify the allocations.


Delayed Delivery  Transactions.  Scudder  Aggressive Growth  Portfolio,  Scudder
Global Blue Chip Portfolio, Scudder Government Securities Portfolio, Scudder Growth Portfolio, Scudder High Income Portfolio, Scudder Fixed Income Portfolio, Scudder Strategic Income Portfolio, Scudder Technology Growth Portfolio, Scudder Total Return Portfolio, Scudder Mercury Large Cap Core Portfolio, Scudder Mercury Small Cap Value Portfolio, SVS Davis Venture Value Portfolio, SVS Dreman Financial Services Portfolio, SVS Eagle Focused Large Cap Growth Portfolio, SVS Index 500 Portfolio, SVS INVESCO Dynamic Growth Portfolio, SVS Janus Growth And Income Portfolio, SVS Janus Growth Opportunities Portfolio, SVS Oak Strategic Equity Portfolio and SVS Turner Mid Cap Growth Portfolio may purchase or sell portfolio securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased by the Portfolio with payment and delivery to take place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction. When the Portfolio enters into a delayed delivery transaction, it becomes obligated to purchase securities and it has all of the rights and risks attendant to ownership of a security, although delivery and payment occur at a later date. The value of fixed-income securities to be delivered in the future will fluctuate as interest rates vary. At the time a Portfolio makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Likewise, at the time a Portfolio makes the commitment to sell a security on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the security sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Portfolio generally has the ability to close out a purchase obligation on or before the settlement date, rather than take delivery of the security.

Depositary Receipts. Investments in securities of foreign issuers may be in the form of sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs") and other types of Depositary Receipts (which, together with ADRs, EDRs, GDRs and IDRs are hereinafter referred to as "Depositary Receipts"). Depositary Receipts provide indirect investment in securities of foreign issuers. Prices of unsponsored Depositary Receipts may be more volatile than if they were sponsored by the issuer of the underlying securities. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are Depository Receipts typically issued by a US bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs, IDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities markets and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. For purposes of a Portfolio's investment policies, a Portfolio's investments in ADRs, GDRs and other types of Depositary Receipts will be deemed to be investments in the underlying securities. Depositary Receipts, including those denominated in US dollars, will be subject to foreign currency exchange rate risk. However, by investing in US dollar-denominated ADRs rather than directly in foreign issuers' stock, a Portfolio avoids currency risks during the settlement period. In general, there is a large, liquid market in the United States for most ADRs. However, certain Depositary Receipts may not be listed on an exchange and therefore may be illiquid securities.


Foreign Fixed-Income Securities. Since most foreign fixed-income securities are not rated, a Portfolio will invest in foreign fixed-income securities based upon the Advisor's or Subadvisor's analysis without relying on published ratings. Since such investments will be based upon the Advisor or Subadvisor's analysis rather than upon published ratings, achievement of a Portfolio's goals may depend more upon the abilities of the Advisor or Subadvisor than would otherwise be the case.


The value of the foreign fixed-income securities held by a Portfolio, and thus the net asset value of the Portfolio's shares, generally will fluctuate with (a) changes in the perceived creditworthiness of the issuers of those securities,
(b) movements in interest rates, and (c) changes in the relative values of the currencies in which a Portfolio's investments in fixed-income securities are denominated with respect to the US Dollar. The extent of the fluctuation will depend on various factors, such as the average maturity of a Portfolio's investments in foreign fixed-income securities, and the extent to which a Portfolio hedges against its interest rate, credit and currency exchange rate risks. Many of the foreign fixed-income obligations in which a Portfolio will invest will have long maturities. A longer average maturity generally is associated with a higher level of volatility in the market value of such securities in response to changes in market conditions.


Investments in sovereign debt, including Brady Bonds, involve special risks. Brady Bonds are debt securities issued under a plan implemented to allow debtor nations to restructure their outstanding commercial bank indebtedness. Foreign governmental issuers of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due. In the event of default, there may be limited or no legal recourse in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Political conditions, especially a sovereign entity's willingness to meet the terms of its fixed-income securities, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements. In addition, there is no bankruptcy proceeding with respect to sovereign debt on which a sovereign has defaulted, and a Portfolio may be unable to collect all or any part of its investment in a particular issue.

Foreign investment in certain sovereign debt is restricted or controlled to varying degrees, including requiring governmental approval for the repatriation of income, capital or proceeds of sales by foreign investors. These restrictions or controls may at times limit or preclude foreign investment in certain sovereign debt or increase the costs and expenses of a Portfolio. A significant portion of the sovereign debt in which a Portfolio may invest is issued as part of debt restructuring and such debt is to be considered speculative. There is a history of defaults with respect to commercial bank loans by public and private entities issuing Brady Bonds. All or a portion of the interest payments and/or principal repayment with respect to Brady Bonds may be uncollateralized.

High Yield, High Risk Bonds. Certain portfolios may also purchase debt securities which are rated below investment-grade (commonly referred to as "junk bonds"), that is, rated below Baa by Moody's or below BBB by S&P or judged to be of equivalent quality as determined by the Advisor. These securities usually entail greater risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk to principal and income, and may be less liquid, than securities in the higher rating categories. The lower the ratings of such debt securities, the more their risks render them like equity securities. Securities rated D may be in default with respect to payment of principal or interest. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

Issuers of such high yielding securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yield securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss from default by the issuer is significantly greater for the holders of high yield securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect a Portfolio's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

A Portfolio may have difficulty disposing of certain high yield (high risk) securities because they may have a thin trading market. Because not all dealers maintain markets in all high yield securities, a Portfolio anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse effect on the market price and a Portfolio's ability to dispose of particular issues and may also make it more difficult for a Portfolio to obtain accurate market quotations for purposes of valuing a Portfolio's assets. Market quotations generally are available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

Credit quality in the high-yield securities market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is generally the policy of the Advisor and subadvisors not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with their own independent and ongoing review of credit quality. The achievement of a Portfolio's investment objective by investment in such securities may be more dependent on the Advisor's or subadvisor's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Advisor or subadvisor will determine whether it is in the best interests of the Portfolio to retain or dispose of such security.

Prices for below investment-grade securities may be affected by legislative and regulatory developments. Also, Congress has from time to time considered legislation which would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.


Scudder Fixed Income Portfolio will not invest more than 5% of its net assets in junk bonds.


Interfund Borrowing and Lending Program. The Fund has received exemptive relief from the SEC which permits a Portfolio to participate in an interfund lending program among certain investment companies advised by the Advisor. The interfund lending program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no Portfolio may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating portfolio under a loan agreement; and (2) no Portfolio may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a Portfolio may participate in the program only if and to the extent that such participation is consistent with the Portfolio's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. Borrowings through the interfund lending program are subject to each Portfolio's policies on borrowing.

Investing in Emerging Markets. A Portfolio's investments in foreign securities may be in developed countries or in countries considered by a Portfolio's Advisor or sub-advisor to have developing or "emerging" markets, which involves exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems that may be less stable. A developing or emerging market country can be considered to be a country that is in the initial stages of its industrialization cycle. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. Currently, investing in many emerging markets may not be desirable or feasible because of the lack of adequate custody arrangements for a Portfolio's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As opportunities to invest in securities in emerging markets develop, a Portfolio may expand and further broaden the group of emerging markets in which it invests. In the past, markets of developing or emerging market countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors. The Advisor believes that these characteristics may be expected to continue in the future.


Most emerging securities markets have substantially less volume and are subject to less governmental supervision than US securities markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. In addition, there is less regulation of securities exchanges, securities dealers, and listed and unlisted companies in emerging markets than in the US.

Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have not kept pace with the volume of securities transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Portfolio is uninvested and no return is earned thereon. The inability of a Portfolio to make intended security purchases due to settlement problems could cause a Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Portfolio due to subsequent declines in value of the portfolio security or, if a Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in US securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.


Certain emerging markets require prior governmental approval of investments by foreign persons, limit the amount of investment by foreign persons in a particular company, limit the investment by foreign persons only to a specific class of securities of a company that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging markets may also restrict investment opportunities in issuers in industries deemed important to national interest.

Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. A Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to a Portfolio of any restrictions on investments.

In the course of investment in emerging markets, a Portfolio will be exposed to the direct or indirect consequences of political, social and economic changes in one or more emerging markets. While a Portfolio will manage its assets in a manner that will seek to minimize the exposure to such risks, there can be no assurance that adverse political, social or economic changes will not cause a Portfolio to suffer a loss of value in respect of the securities in a Portfolio's holdings.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for a Portfolio's securities in such markets may not be readily available. A Portfolio may suspend redemption of its shares for any period during which an emergency exists, to the extent consistent with guidelines of the Securities and Exchange Commission ("SEC").


Volume and liquidity in most foreign markets are less than in the US, and securities of many foreign companies are less liquid and more volatile than securities of comparable US companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on US exchanges, although a Portfolio endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers, dealers and listed companies than in the US Mail service between the US and foreign countries may be slower or less reliable than within the US, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for certificated portfolio securities. In addition, with respect to certain emerging markets, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a Portfolio's investments in those countries. Moreover, individual emerging market economies may differ favorably or unfavorably from the US economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.


A Portfolio may have limited legal recourse in the event of a default with respect to certain debt obligations it holds. If the issuer of a fixed-income security owned by a Portfolio defaults, a Portfolio may incur additional expenses to seek recovery. Debt obligations issued by emerging market country governments differ from debt obligations of private entities; remedies for defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. A Portfolio's ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. The political context, expressed as an emerging market governmental issuer's willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements.

Income from securities held by a Portfolio could be reduced by a withholding tax at the source or other taxes imposed by the emerging market countries in which a Portfolio makes its investments. A Portfolio's net asset value may also be affected by changes in the rates or methods of taxation applicable to a Portfolio or to entities in which a Portfolio has invested. The Advisor or sub-advisor will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the taxes will not be subject to change.

Many emerging market countries have experienced substantial, and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in the portfolio. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect assets should these conditions recur.

The ability of emerging market country governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the country's balance of payments, including export performance, and its access to international credits and investments. An emerging market country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of a country's trading partners could also adversely affect the country's exports and diminish its trade account surplus, if any. To the extent that emerging market countries receive payment for its exports in currencies other than dollars or non-emerging market currencies, its ability to make debt payments denominated in dollars or non-emerging market currencies could be affected.

Another factor bearing on the ability of governmental issues of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of governmental issues to make payments on these debt obligations.

To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and inflows of foreign investment. The access of emerging market countries to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates because the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

Investment Company Securities. Each Portfolio may acquire securities of other investment companies to the extent consistent with its investment objective and subject to the limitations of the 1940 Act. The Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. For example, a Portfolio may invest in a variety of investment companies which seek to track the composition and performance of specific indexes or a specific portion of an index. These index-based investments hold substantially all of their assets in securities representing their specific index or a specific portion of an index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Examples of index-based investments include:

SPDRs(R): SPDRs, an acronym for "Standard & Poor's Depositary Receipts," are based on the S&P 500 Composite Stock Price Index. They are issued by the SPDR Trust, a unit investment trust that holds shares of substantially all the companies in the S&P 500 in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

MidCap SPDRs(R): MidCap SPDRs are based on the S&P MidCap 400 Index. They are issued by the MidCap SPDR Trust, a unit investment trust that holds a portfolio of securities consisting of substantially all of the common stocks in the S&P MidCap 400 Index in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

Select Sector SPDRs(R): Select Sector SPDRs are based on a particular sector or group of industries that are represented by a specified Select Sector Index within the Standard & Poor's Composite Stock Price Index. They are issued by The Select Sector SPDR Trust, an open-end management investment company with nine portfolios that each seeks to closely track the price performance and dividend yield of a particular Select Sector Index.

DIAMONDS(SM): DIAMONDS are based on the Dow Jones Industrial Average(SM). They are issued by the DIAMONDS Trust, a unit investment trust that holds a portfolio of all the component common stocks of the Dow Jones Industrial Average and seeks to closely track the price performance and dividend yield of the Dow.

Nasdaq-100 Shares: Nasdaq-100 Shares are based on the Nasdaq 100 Index. They are issued by the Nasdaq-100 Trust, a unit investment trust that holds a portfolio consisting of substantially all of the securities, in substantially the same weighting, as the component stocks of the Nasdaq-100 Index and seeks to closely track the price performance and dividend yield of the Index.

WEBs(SM): WEBs, an acronym for "World Equity Benchmark Shares," are based on 17 country-specific Morgan Stanley Capital International Indexes. They are issued by the WEBs Index Fund, Inc., an open-end management investment company that seeks to generally correspond to the price and yield performance of a specific Morgan Stanley Capital International Index.

Investment-Grade Bonds. "Investment-grade" bonds are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or, if unrated, judged to be of equivalent quality as determined by the Advisor. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. To the extent that a Portfolio invests in higher-grade securities, a Portfolio will not be able to avail itself of opportunities for higher income which may be available at lower grades.

Investment of Uninvested Cash Balances. Each Portfolio, may have cash balances that have not been invested in portfolio securities ("Uninvested Cash"). Uninvested Cash may result from a variety of sources, including dividends or interest received from portfolio securities, unsettled securities transactions, reserves held for investment strategy purposes, scheduled maturity of investments, liquidation of investment securities to meet anticipated redemptions and dividend payments, and new cash received from investors. Uninvested Cash may be invested directly in money market instruments or other short-term debt obligations. Pursuant to an Exemptive Order issued by the SEC, each Portfolio (except Scudder Money Market Portfolio) may use Uninvested Cash to purchase shares of affiliated funds including money market funds, short-term bond funds and Scudder Cash Management QP Trust or one or more future entities for which DeIM acts as trustee or investment advisor that operate as cash management investment vehicles and that are excluded from the definition of investment company pursuant to Section 3(c)(1) or 3(c)(7) of the 1940 Act
(collectively, the "Central Funds") in excess of the limitations of Section 12(d)(1) of the 1940 Act. Investment by each Portfolio in shares of the Central Funds will be in accordance with Portfolio's investment policies and restrictions as set forth in its registration statement. Currently, Scudder Money Market Portfolio does not intend to investing in the Central Fund.

Certain of the Central Funds comply with Rule 2a-7 under the Act. The other Central Funds are or will be short-term bond funds that invest in fixed-income securities and maintain a dollar-weighted average maturity of three years or less. Each of the Central Funds will be managed specifically to maintain a highly liquid portfolio, and access to them will enhance each Portfolio's ability to manage Uninvested Cash.


Each Portfolio will invest Uninvested Cash in Central Funds only to the extent that each Portfolio's aggregate investment in the Central Funds does not exceed 25% of its total assets (except Scudder Fixed Income Portfolio cannot exceed 20% of its total assets) in shares of the Central Funds. Purchase and sales of shares of Central Funds are made at net asset value.


Lending of Portfolio Securities. Each Portfolio may seek to increase its income by lending portfolio securities. Such loans may be made to registered broker/dealers or other financial institutions, and are required to be secured continuously by collateral in cash or liquid assets, maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. The Portfolio has the right to call a loan and obtain the securities loaned on five days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. During the existence of a loan, the Portfolio continues to receive the equivalent of any distributions paid by the issuer on the securities loaned and also receives compensation based on investment of the collateral. The risks in lending securities, as with other extensions of secured credit, consist of a possible delay in recovery and a loss of rights in the collateral should the borrower of the securities fail financially. Loans may be made only to firms deemed by the Advisor or subadvisor to be of good standing and will not be made unless, in the judgment of the Advisor or subadvisor, the consideration to be earned from such loans would justify the risk. Each Portfolio will limit its securities lending in accordance with its fundamental and non-fundamental policies.

Maintenance of $1.00 Net Asset Value, Credit Quality and Portfolio Maturity. The Money Market Portfolio effects sales, redemptions and repurchases at the net asset value per share, normally $1.00. In fulfillment of their responsibilities under Rule 2a-7 of the 1940 Act, the Fund's Board has approved policies established by the Portfolio's Advisor reasonably calculated to prevent the Fund's net asset value per share from deviating from $1.00 except under unusual or extraordinary circumstances and the Fund's Board will periodically review the Advisor's operations under such policies at regularly scheduled Board meetings. Those policies include a weekly monitoring by the Advisor of unrealized gains and losses in the Portfolio's portfolio, and when necessary, in an effort to avoid deviation, taking corrective action, such as adjusting the maturity of the portfolio, or, if possible, realizing gains or losses to offset in part unrealized losses or gains. The result of those policies may be that the yield on shares of the Portfolio will be lower than would be the case if the policies were not in effect. Such policies also provide for certain action to be taken with respect to portfolio securities which experience a downgrade in rating or suffer a default.

Non-Diversified Portfolios. SVS Focus Value+Growth Portfolio, SVS Dreman Financial Services Portfolio, Scudder Aggressive Growth Portfolio and Scudder Technology Growth Portfolio are each classified as a "non-diversified" portfolio so that each will be able to invest more than 5% of its assets in the obligations of an issuer, subject to the diversification requirements of Subchapter M of the Internal Revenue Code applicable to the Portfolio. This allows each Portfolio, as to 50% of its assets, to invest more than 5% of its assets, but not more than 25%, in the securities of an individual foreign government or corporate issuer. Since the Portfolio may invest a relatively high percentage of its assets in the obligations of a limited number of issuers, the Portfolio may be more susceptible to any single economic, political or regulatory occurrence than a diversified portfolio.

Privatized Enterprises. Investments in foreign securities may include securities issued by enterprises that have undergone or are currently undergoing privatization. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs contemplating the sale of all or part of their interests in state enterprises. A Portfolio's investments in the securities of privatized enterprises may include privately negotiated investments in a government or state-owned or controlled company or enterprise that has not yet conducted an initial equity offering, investments in the initial offering of equity securities of a state enterprise or former state enterprise and investments in the securities of a state enterprise following its initial equity offering.

In certain jurisdictions, the ability of foreign entities, such as a Portfolio, to participate in privatizations may be limited by local law, or the price or terms on which a Portfolio may be able to participate may be less advantageous than for local investors. Moreover, there can be no assurance that governments that have embarked on privatization programs will continue to divest their ownership of state enterprises, that proposed privatizations will be successful or that governments will not re-nationalize enterprises that have been privatized.

In the case of the enterprises in which a Portfolio may invest, large blocks of the stock of those enterprises may be held by a small group of stockholders, even after the initial equity offerings by those enterprises. The sale of some portion or all of those blocks could have an adverse effect on the price of the stock of any such enterprise.

Prior to making an initial equity offering, most state enterprises or former state enterprises go through an internal reorganization or management. Such reorganizations are made in an attempt to better enable these enterprises to compete in the private sector. However, certain reorganizations could result in a management team that does not function as well as the enterprise's prior management and may have a negative effect on such enterprise. In addition, the privatization of an enterprise by its government may occur over a number of years, with the government continuing to hold a controlling position in the enterprise even after the initial equity offering for the enterprise.

Prior to privatization, most of the state enterprises in which a Portfolio may invest enjoy the protection of and receive preferential treatment from the respective sovereigns that own or control them. After making an initial equity offering these enterprises may no longer have such protection or receive such preferential treatment and may become subject to market competition from which they were previously protected. Some of these enterprises may not be able to effectively operate in a competitive market and may suffer losses or experience bankruptcy due to such competition.

Real Estate Investment Trusts (REITs). Certain Portfolios may invest in REITs. REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. Investment in REITs may subject the Portfolio to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of the Portfolio's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Code and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through the Portfolio, a shareholder will bear not only his or her proportionate share of the expenses of the Portfolio, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Repurchase Agreements. Each Portfolio may invest in repurchase agreements pursuant to its investment guidelines. In a repurchase agreement, the Portfolio acquires ownership of a security and simultaneously commits to resell that security to the seller, typically a bank or broker/dealer.

A repurchase agreement provides a means for a Portfolio to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Portfolio) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and, as described in more detail below, the value of such securities is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Portfolio together with the repurchase price upon repurchase. In either case, the income to a Portfolio is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry System.

It is not clear whether a court would consider the Obligation purchased by a Portfolio subject to a repurchase agreement as being owned by a Portfolio or as being collateral for a loan by a Portfolio to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Portfolio may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and a Portfolio has not perfected a security interest in the Obligation, a Portfolio may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Portfolio would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt Obligation purchased for a Portfolio, the Advisor or Sub Advisor seeks to reduce the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a Portfolio may incur a loss if the proceeds to a Portfolio of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a Portfolio will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

Reverse Repurchase Agreements. Each Portfolio (except Scudder Money Market Portfolio) may enter into "reverse repurchase agreements," which are repurchase agreements in which a Portfolio, as the seller of the securities, agrees to repurchase such securities at an agreed time and price. Each Portfolio maintains a segregated account in connection with outstanding reverse repurchase agreements. A Portfolio will enter into reverse repurchase agreements only when the Advisor or Subadvisor believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction. Such transactions may increase fluctuations in the market value of Portfolio assets and its yield.

Section 4(2) Paper. Subject to its investment objectives and policies, each Portfolio may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. A Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as a Portfolio who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Advisor or Subadvisor considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Board of Trustees of the Fund, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation of the particular Portfolio on illiquid securities. The Advisor or Subadvisor monitors the liquidity of each Portfolio's investments in Section 4(2) paper on a continuing basis.

Short Sales Against-the-Box. All Portfolios (except Scudder Money Market Portfolio) may make short sales against-the-box for the purpose of, but not limited to, deferring realization of loss when deemed advantageous for federal income tax purposes. A short sale "against-the-box" is a short sale in which a Portfolio owns at least an equal amount of the securities sold short or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and at least equal in amount to, the securities sold short. The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the dates of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will incur transaction costs, including interest expenses in connection with opening, maintaining, and closing short sales against the box. Each Portfolio does not currently intend to engage in such short sales to the extent that more than 5% of its net assets will be held as collateral.

SPECIAL RISK FACTORS. There are risks inherent in investing in any security, including shares of each Portfolio. The Advisor and, when applicable, the subadvisor, attempts to reduce risk through a variety of means such as fundamental research, diversification and the use of strategic transactions; however, there is no guarantee that such efforts will be successful and each Portfolio's returns and net asset value will fluctuate over time. There are special risks associated with each Portfolio's investments that are discussed below.


Special Risk Factors -- Foreign Securities. Scudder Aggressive Growth Portfolio, Scudder Blue Chip Portfolio, Scudder Growth Portfolio, Scudder Total Return Portfolio, Scudder Small Cap Growth Portfolio, SVS Focus Value+Growth Portfolio and Scudder INVESCO Dynamic Growth Portfolio invest mainly in US common stocks, but may invest up to 25% of total assets in foreign securities. Scudder Mercury Small Cap Value Portfolio and SVS Dreman Financial Services Portfolio may invest up to 30% of total assets in foreign securities. Scudder Fixed Income Portfolio generally invests in US bonds or instruments, but up to 25% of total assets could be in bonds from foreign issuers. Scudder Technology Growth Portfolio and SVS MFS Strategic Value Portfolio invest mainly in US stocks, but may invest up to 20% of net assets in foreign securities. SVS Dreman High Return Equity Portfolio, and SVS Dreman Small Cap Value Portfolio may invest up to 20% of net assets in US Dollar-denominated American Depositary Receipts ("ADRs") and in securities of foreign companies traded principally in securities markets outside the US. Scudder Mercury Large Cap Core Portfolio may invest up to 10% of net assets in foreign securities. See "Investment Policies and Techniques -- Options and Financial Futures Transactions -- Foreign Currency Transactions." Scudder Money Market Portfolio and Scudder Government Securities Portfolio, each within its quality standards, may also invest in securities of foreign issuers. However, such investments will be in US Dollar denominated instruments.

Investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in US securities and which may favorably or unfavorably affect a Portfolio's performance. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign securities markets, while growing in volume of trading activity, have substantially less volume than the US market, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than in the US and, at times, volatility of price can be greater than in the US. Fixed commissions on some foreign securities exchanges and bid to asked spreads in foreign bond markets are generally higher than commissions or bid to asked spreads on US markets, although the Advisor and sub-advisor will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less governmental supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the US. It may be more difficult for a Portfolio's agents to keep currently informed about corporate actions in foreign countries which may affect the prices of portfolio securities. Communications between the US and foreign countries may be less reliable than within the US, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities without delivery may be required in certain foreign markets. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect US investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the US economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The management of a Portfolio seeks to mitigate the risks associated with the foregoing considerations through continuous professional management.

Special Risk Factors -- Small Company Risk. Scudder Small Cap Growth Portfolio, Scudder Mercury Small Cap Value Portfolio and SVS Dreman Small Cap Value Portfolio intend to invest a substantial portion of their assets in small capitalization stocks similar in size to those comprising the Russell 2000
Growth Index, Russell 2000 Index and Russell 2000 Value Index, respectively. Other Portfolios may invest in small capitalization stocks to a lesser degree. Many small companies may have sales and earnings growth rates which exceed those of larger companies and such growth rates may in turn be reflected in more rapid share price appreciation over time; however, investing in smaller company stocks involves greater risk than is customarily associated with investing in larger, more established companies. For example, smaller companies can have limited product lines, markets, or financial and managerial resources. Smaller companies may also be dependent on one or a few key persons, and may be more susceptible to losses and risks of bankruptcy. Also, the securities of smaller companies may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time). Transaction costs in smaller company stocks may be higher than those of larger companies. Investors should therefore expect that the value of the shares of the Scudder Small Cap Growth Portfolio, Scudder Mercury Small Cap Value Portfolio and SVS Dreman Small Cap Value Portfolio may be more volatile than the shares of a portfolio that invests in larger capitalization stocks.


Strategic Transactions and Derivatives (all Portfolios except Scudder Money Market Portfolio). A Portfolio may, but is not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of fixed-income securities in a portfolio, or enhancing potential gain. These strategies may be executed through the use of derivative contracts.

In the course of pursuing these investment strategies, a Portfolio may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors, collars, currency forward contracts, currency futures contracts, currency swaps or options on currencies, or currency futures and various other currency transactions (collectively, all the above are called "Strategic Transactions"). In addition, strategic Transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limitations imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Portfolio's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a Portfolio's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in a portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of a Portfolio's assets (20% for SVS Index 500 Portfolio) will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a Portfolio to utilize these Strategic Transactions successfully will depend on the Advisor's ability to predict pertinent market movements, which cannot be assured. A Portfolio will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of a Portfolio, and each Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of a Portfolio.

Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Advisor's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Portfolio, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Portfolio can realize on its investments or cause a Portfolio to hold a security it might otherwise sell. The use of currency transactions can result in a Portfolio incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Portfolio creates the possibility that losses on the hedging instrument may be greater than gains in the value of a Portfolio's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Portfolio might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Portfolio assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Portfolio's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving a Portfolio the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Portfolio's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect a Portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. A Portfolio is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A Portfolio's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC  options  are  purchased  from  or  sold to  securities  dealers,  financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Portfolio will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting a Portfolio to require the Counterparty to sell the option back to a Portfolio at a formula price within seven days. A Portfolio expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.


Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Portfolio or fails to make a cash settlement payment due in accordance with the terms of that option, a Portfolio will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Advisor must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. A Portfolio will engage in OTC option transactions only with US Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from Standard & Poor's Ratings Services ("S&P") or P-1 from Moody's Investors Service ("Moody's") or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Advisor. The staff of the Securities and Exchange Commission (the "SEC") currently takes the position that OTC options purchased by a Portfolio, and portfolio securities "covering" the amount of a Portfolio's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to a Portfolio's limitation on investing no more than 15% of its net assets in illiquid securities.


If a Portfolio sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase a Portfolio's income. The sale of put options can also provide income.


A Portfolio may purchase and sell call options on securities including US Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on US and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by a Portfolio must be "covered" (i.e., a Portfolio must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Portfolio will receive the option premium to help protect it against loss, a call sold by a Portfolio exposes a Portfolio during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require a Portfolio to hold a security or instrument which it might otherwise have sold.

A Portfolio may purchase and sell put options on securities including US Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. A Portfolio will not sell put options if, as a result, more than 50% of a Portfolio's total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a Portfolio may be required to buy the underlying security at a disadvantageous price above the market price.


General Characteristics of Futures. A Portfolio may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Portfolio, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and

Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

A Portfolio's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes. Typically, maintaining a futures contract or selling an option thereon requires a Portfolio to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to
10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of a Portfolio. If a Portfolio exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

A Portfolio will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of a Portfolio's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. A Portfolio also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. A Portfolio may engage in currency transactions with Counterparties primarily in order to hedge, or manage the risk of the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Portfolio may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

A Portfolio's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions except as described below. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Portfolio, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated in, exposed to or generally quoted in that currency.

A Portfolio generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated in, exposed to or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

A Portfolio may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a Portfolio has or in which a Portfolio expects to have portfolio exposure.


To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Portfolio may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Portfolio's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of a Portfolio's portfolio securities are or are expected to be denominated, in exchange for US dollars. The amount of the commitment or option would not exceed the value of a Portfolio's securities denominated in correlated currencies. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Portfolio if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that a Portfolio is engaging in proxy hedging. If a Portfolio enters into a currency hedging transaction, a Portfolio will comply with the asset segregation requirements described below.


Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Portfolio if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. A Portfolio may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Advisor, it is in the best interests of a Portfolio to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Advisor's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which a Portfolio may enter are interest rate, currency, index and other swaps and the purchase or sale of related caps, floors and collars. A Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a Portfolio anticipates purchasing at a later date. A Portfolio will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream a Portfolio may be obligated to pay. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as a Portfolio will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, the Advisor and a Portfolio believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A Portfolio will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Advisor. If there is a default by the Counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.


Eurodollar Instruments. A Portfolio may make investments in Eurodollar instruments. Eurodollar instruments are US dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the US. When conducted outside the US, Strategic Transactions may not be regulated as rigorously as in the US, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the US of data on which to make trading decisions, (iii) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the US, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the US, and (v) lower trading volume and liquidity.


Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that a Portfolio segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by a Portfolio to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Portfolio will require a Portfolio to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Portfolio on an index will require a Portfolio to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Portfolio requires a Portfolio to segregate cash or liquid assets equal to the exercise price.

Except when a Portfolio enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates a Portfolio to buy or sell currency will generally require a Portfolio to hold an amount of that currency or liquid assets denominated in that currency equal to a Portfolio's obligations or to segregate cash or liquid assets equal to the amount of a Portfolio's obligation.

OTC options entered into by a Portfolio, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when a Portfolio sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by a Portfolio, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Portfolio sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, a Portfolio will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by a Portfolio other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and a Portfolio will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option thereon, a Portfolio must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

With respect to swaps, a Portfolio will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid assets having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to a Portfolio's net obligation, if any.

Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. A Portfolio may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, a Portfolio could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by a Portfolio. Moreover, instead of segregating cash or liquid assets if a Portfolio held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.

Warrants. Each Portfolio (except Scudder Money Market Portfolio) may invest in warrants up to five percent of the value of its respective net assets. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by a Portfolio were not exercised by the date of its expiration, a Portfolio would lose the entire purchase price of the warrant.


Zero Coupon Government Securities. Subject to its investment objective and policies, a Portfolio may invest in zero coupon US Government securities. Zero coupon bonds are purchased at a discount from the face amount. The buyer receives only the right to receive a fixed payment on a certain date in the future and does not receive any periodic interest payments. These securities may include those created directly by the US Treasury and those created as collateralized obligations through various proprietary custodial, trust or other relationships. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates any opportunity to reinvest earnings at higher rates. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than those of comparable securities that pay interest currently, which fluctuation is greater as the period to maturity is longer. Zero coupon bonds created as collateralized obligations are similar to those created through the US Treasury, but the former investments do not provide absolute certainty of maturity or of cash flows after prior classes of the collateralized obligations are retired. No Portfolio currently intends to invest more than 20% of its net assets in zero coupon US Government securities.

                             MANAGEMENT OF THE FUND

Investment Advisor


Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), which is part of Deutsche Asset Management ("DeAM"), is the investment advisor for the Fund. Under the supervision of the Board of Trustees of the Fund. DeIM, with headquarters at 345 Park Avenue, New York, New York, and when applicable, the subadvisors, make the Fund's investment decisions, buy and sell securities for the Fund and conduct research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds and provide a full range of investment advisory services to institutional and retail clients. The Fund's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company. DeAM is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles. DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

DeIM, together with its predecessors, is one of the most experienced investment counsel firms in the US. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928, it introduced the first no-load mutual fund to the public. In 1953, Scudder introduced Scudder International Fund, Inc., the first mutual fund available in the US investing internationally in securities of issuers in several foreign countries. The predecessor firm to DeIM reorganized from a partnership to a corporation on June 28, 1985. On December 31, 1997, Zurich Insurance Company ("Zurich") acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name was changed to Scudder Kemper Investments, Inc. On January 1, 2001, Scudder changed its name from Scudder Kemper Investments, Inc. to Zurich Scudder Investments, Inc. On April 5, 2002, 100% of Scudder, not including certain UK operations (known as Threadneedle Investments), was acquired by Deutsche Bank AG.

Scudder Aggressive Growth Portfolio, Scudder Blue Chip Portfolio, Scudder Contrarian Value Portfolio, Scudder Fixed Income Portfolio, Scudder Global Blue Chip Portfolio, Scudder Government Securities Portfolio, Scudder Growth Portfolio, Scudder High Income Portfolio, Scudder International Select Equity Portfolio, Scudder Small Cap Growth Portfolio, Scudder Strategic Income
Portfolio, Scudder Technology Growth Portfolio and Scudder Total Return Portfolio are each managed by a team of investment professionals who each play an important role in a Portfolio's management process. Team members work together to develop investment strategies and select securities for a Portfolio. This team works for the Advisor or its affiliates and is supported by a large staff of economists, research analysts, traders and other investment specialists. The Advisor or its affiliates believe(s) its team approach benefits Portfolio investors by bringing together many disciplines and leveraging its extensive resources. Team members with primary responsibility for management of the Portfolios, as well as team members who have other ongoing management responsibilities for each Portfolio, are identified in each Portfolio's prospectus, as of May 1, 2004. Composition of the team may change over time, and Portfolio shareholders and investors will be notified of changes affecting individuals with primary Portfolio management responsibility.


Each Portfolio pays the Advisor an investment management fee, based on the average daily net assets of the Portfolio, payable monthly, at the annual rates shown below:

Portfolio                                                          Fee Rate
---------                                                          --------

Scudder Blue Chip Portfolio                                        0.650%
Scudder Contrarian Value Portfolio                                 0.750%

Portfolio                                                          Fee Rate
---------                                                          --------

Scudder Fixed Income Portfolio                                     0.600%
Scudder Government Securities Portfolio                            0.550%
Scudder Growth Portfolio                                           0.600%
Scudder High Income Portfolio                                      0.600%
Scudder International Select Equity Portfolio                      0.750%
Scudder Money Market Portfolio                                     0.500%
Scudder Small Cap Growth Portfolio                                 0.650%
Scudder Strategic Income Portfolio                                 0.650%
Scudder Total Return Portfolio                                     0.550%
SVS Dreman Small Cap Value Portfolio                               0.750%
SVS Focus Value+Growth Portfolio                                   0.750%

Scudder Aggressive Growth Portfolio, SVS Dreman Financial Services Portfolio, SVS Dreman High Return Equity Portfolio, and Scudder Technology Growth Portfolio each pay the Advisor a graduated investment management fee, based on the average daily net assets of the Portfolio, payable monthly, at the annual rates shown below:

Average Daily Net Assets of the Portfolio                          Fee Rate
-----------------------------------------                          --------

$0-$250 million                                                    0.750%
next $750 million                                                  0.720%
next $1.5 billion                                                  0.700%
next $2.5 billion                                                  0.680%
next $2.5 billion                                                  0.650%
next $2.5 billion                                                  0.640%
next $2.5 billion                                                  0.630%
Over $12.5 billion                                                 0.620%

Scudder Global Blue Chip Portfolio pays the Advisor a graduated investment management fee, based on the average daily net assets of the Portfolio, payable monthly, at the annual rates shown below:

Average Daily Net Assets of the Portfolio                          Fee Rate
-----------------------------------------                          --------

$0-$250 million                                                    1.000%
next $500 million                                                  0.950%
next $750 million                                                  0.900%
next $1.5 billion                                                  0.850%
Over $3 billion                                                    0.800%

As a result of the acquisition of Scudder by Deutsche Bank AG on April 5, 2002, the subadvisory agreement between the SVS Index 500 Portfolio and Deutsche Asset Management was terminated and the Advisor has agreed to lower the investment management fee rate paid by the Portfolio. The new fee rates are set forth in the following table:

Average Daily Net Assets of the Portfolio                          Fee Rate
-----------------------------------------                          --------

$0-$250 million                                                     0.370%
next $250 million                                                   0.330%
next $500 million                                                   0.310%
next $1.5 billion                                                   0.295%
Over $2.5 billion                                                   0.270%

SVS INVESCO Dynamic Growth Portfolio and SVS Turner Mid Cap Growth Portfolio each pay the Advisor a graduated investment management fee based on the average daily net assets of a Portfolio, payable monthly, at the annual rates shown below:

Average Daily Net Assets of the Portfolio                          Fee Rate
-----------------------------------------                          --------

$0-$250 million                                                      1.000%
next $250 million                                                    0.975%
next $500 million                                                    0.950%
next $1.5 billion                                                    0.925%
Over $2.5 billion                                                    0.900%

SVS Eagle Focused Large Cap Growth Portfolio, SVS Janus Growth And Income Portfolio, SVS Janus Growth Opportunities Portfolio, SVS Oak Strategic Equity Portfolio and SVS Davis Venture Value Portfolio each pay the Advisor a graduated investment management fee based on the average daily net assets of the Portfolio, payable monthly, at the annual rates shown below:

Average Daily Net Assets of the Portfolio                          Fee Rate
-----------------------------------------                          --------

$0-$250 million                                                      0.950%
next $250 million                                                    0.925%
next $500 million                                                    0.900%
next $1.5 billion                                                    0.875%
Over $2.5 billion                                                    0.850%

SVS MFS Strategic Value Portfolio pays the Advisor a graduated investment management fee based on the average daily net assets of Portfolio, payable monthly, at the annual rates shown below:


Average Daily Net Assets of the Portfolio                          Fee Rate
-----------------------------------------                          --------

$0-$250 million                                                    0.950%
$250-$500 million                                                  0.925%
$500 million-$1 billion                                            0.900%
$1 billion-$1.5 billion                                            0.825%
$1.5 billion-$2.5 billion                                          0.800%
Over $2.5 billion                                                  0.775%


Scudder Mercury Large Cap Core Portfolio pays the Advisor a graduated investment management fee based on the average daily net assets of the Portfolio, payable monthly, at the annual rates shown below:

Average Daily Net Assets of the Portfolio
-----------------------------------------

On the first $250 million
On the next $250 million
On the next $500 million
On the next $500 million
On the next $1 billion
Over $2.5 billion

Scudder Mercury Small Cap Value Portfolio pays the Advisor a graduated investment management fee based on the average daily net assets of the Portfolio, payable monthly, at the annual rates shown below:

Average Daily Net Assets of the Portfolio
-----------------------------------------

On the first $250 million
On the next $250 million
On the next $500 million
On the next $500 million
On the next $1 billion
Over $2.5 billion


The investment management fees paid by each Portfolio for its last three fiscal years are shown in the table below:


Portfolio                                       Fiscal 2003        Fiscal 2002         Fiscal 2001
---------                                       -----------        -----------         -----------

Scudder Aggressive Growth Portfolio                                 $410,143            $483,758
Scudder Blue Chip Portfolio                                       $1,373,856          $1,442,329
Scudder Contrarian Value Portfolio                                $1,869,062          $1,710,164
Scudder Fixed Income Portfolio                                    $1,056,716            $619,114
Scudder Global Blue Chip Portfolio                                  $454,436            $348,874
Scudder Government Securities Portfolio                           $2,330,550          $1,285,862
Scudder Growth Portfolio                                          $1,930,712          $2,797,867
Scudder High Income Portfolio                                     $1,907,361          $1,818,954
Scudder International Select Equity Portfolio                       $835,181          $1,083,515
Scudder Money Market Portfolio                                    $2,991,068          $2,307,848
Scudder Small Cap Growth Portfolio                                $1,216,116          $1,543,113
Scudder Strategic Income Portfolio                                  $256,045             $94,858
Scudder Technology Growth Portfolio                               $2,050,402          $2,370,715
Scudder Total Return Portfolio                                    $4,163,477          $4,673,078
SVS Davis Venture Value Portfolio(1)                              $1,419,371            $206,792
SVS Dreman Financial Services Portfolio                             $964,831            $650,189
SVS Dreman High Return Equity Portfolio                           $3,846,139          $2,030,646
SVS Dreman Small Cap Value Portfolio                              $1,932,765            $908,121
SVS Eagle Focused Large Cap Growth Portfolio                       $629,622(2)          $339,592
SVS Focus Value+Growth Portfolio                                    $905,500          $1,055,667
SVS Index 500 Portfolio(3)                                          $933,197            $497,732
SVS INVESCO Dynamic Growth Portfolio(1)                             $253,612             $38,700
SVS Janus Growth And Income Portfolio                             $1,734,797          $1,220,916
SVS Janus Growth Opportunities Portfolio                          $1,319,879          $1,329,100
SVS MFS Strategic Value Portfolio(4)                                 $24,692                 n/a
SVS Oak Strategic Equity Portfolio(1)                               $411,997             $87,454
SVS Turner Mid Cap Growth Portfolio(1)                              $614,364             $93,728


(1) Commenced operations on May 1, 2001.

(2) Of which $15,643 was not imposed.


(3) Fee for 2001 was under a different management agreement.


(4) Commenced operations on May 1, 2002.

Subadvisor to SVS Index 500 Portfolio
-------------------------------------


Effective April 25, 2003, Northern Trust Investments, Inc. ("NTI"), 50 South LaSalle Street, Chicago, Illinois is the subadvisor for SVS Index 500 Portfolio. NTI has managed accounts, including registered investment companies, designed to mirror the performance of the same index as the Portfolio seeks to replicate. NTI primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors. As of December 31, 2003, NTI had approximately $_____ billion in assets under management.


DeIM will pay a fee to NTI for serving as subadvisor to SVS Index 500 Portfolio as shown below:

Average Daily Net Assets                                         Annualized Rate
------------------------                                         ---------------

On the first $2 billion                                              0.015%
On the next $2 billion                                               0.010%
Over $4 billion                                                      0.005%

Subadvisor to Scudder International Select Equity Portfolio and Scudder Strategic Income Portfolio. Effective May 1, 2002 for Scudder International Select Equity Portfolio and September 2, 2002 for Scudder Strategic Income Portfolio, Deutsche Asset Management Investment Services Limited ("DeAMIS"), One Appold Street, London, England, an affiliate of the Advisor, is the subadvisor for Scudder International Select Equity Portfolio and Scudder Strategic Income Portfolio. DeAMIS serves as subadvisor pursuant to the terms of a sub-advisory agreement between it and the Advisor. Under the terms of each sub-advisory agreement, DeAMIS manages the investment and reinvestment of the Portfolio's portfolios and will provide such investment advice, research and assistance as the Advisor may, from time to time, reasonably request. DeAMIS will manage the portion of each Portfolio's assets invested in emerging market debt securities.


The Advisor pays DeAMIS for its services for Scudder International Select Equity Portfolio a sub-advisory fee, payable monthly, at the annual rate of 0.560% of the first $250 million of average daily net assets; 0.550% of the next $250 million of such net assets; 0.530% of the next $500 million of such net assets; 0.490% of such net assets in excess of $1 billion. For the period May 1, 2002 through December 31, 2002 and for the fiscal year 2003, the subadvisory fees paid by DeIM to DeAMIS aggregated $131,056 and $_______ for Scudder International Select Equity Portfolio, respectively.

The Advisor pays DeAMIS for its services for Scudder Strategic Income Portfolio a sub-advisory fee, payable monthly, at the annual rate of 0.500% for the first $250 million of average daily net assets allocated to DeAMIS for management, 0.490% of the next $250 million of such net assets, 0.470% of the next $500 million of such net assets, and 0.430% of such net assets in excess of $1 billion. For the period September 2, 2002 through December 31, 2002 and for the fiscal year 2003, the subadvisory fees paid by DeIM to DeAMIS aggregated $24,894 and $_______ for Scudder Strategic Income Portfolio (for the emerging markets portion only) , respectively.


The sub-advisory agreements provide that DeAMIS will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with matters to which the sub-advisory agreement relates, except a loss resulting from willful misconduct, bad faith or gross negligence on the part of DeAMIS in the performance of its duties or from reckless disregard by DeAMIS of its obligations and duties under the sub-advisory agreement.

The sub-advisory agreements had an initial term ending in effect until September 30, 2002 and continue in effect year to year thereafter, but only as long as such continuance is specifically approved at least annually (a) by a majority of the Trustees of the Portfolio who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Portfolio ("Independent Trustees" or "Non-interested Trustees"), and (b) by a majority of the shareholders or the Board of Trustees of the Portfolio. The sub-advisory agreement may be terminated at any time upon 60 days' notice by the Advisor or the Subadvisor or by the Board of Trustees of the Portfolio or by majority vote of the outstanding shares of the Portfolio, and will terminate automatically upon assignment or upon termination of the Portfolio's investment management agreement.

Subadvisor to SVS Dreman Financial Services Portfolio, SVS Dreman High Return Equity Portfolio and SVS Dreman Small Cap Value Portfolio. Dreman Value Management, L.L.C. ("DVM"), 10 Exchange Place, Jersey City, New Jersey, is the subadvisor to SVS Dreman High Return Equity Portfolio, SVS Dreman Financial Services Portfolio and SVS Dreman Small Cap Value Portfolio. DVM is controlled by David N. Dreman. DVM serves as subadvisor pursuant to the terms of a subadvisory agreement between it and the Advisor for each Portfolio. DVM was formed in April 1997 and has served as subadvisor for SVS Dreman Financial Services Portfolio and SVS Dreman High Return Equity Portfolio since their inception and for SVS Dreman Small Cap Value Portfolio since January 18, 2002.

Under the terms of each subadvisory agreement, DVM manages the investment and reinvestment of each Portfolio's assets and will provide such investment advice, research and assistance as the Advisor may, from time to time, reasonably request.

Each subadvisory agreement provides that DVM will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with matters to which the subadvisory agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of DVM in the performance of its duties or from reckless disregard by DVM of its obligations and duties under the subadvisory agreement.

Each subadvisory agreement with DVM has an initial term ending May 1, 2003 (June 30, 2007 for SVS Dreman Small Cap Value Portfolio) and shall continue in effect through May 1, 2003 (June 30, 2007 for SVS Dreman Small Cap Value Portfolio) and year to year thereafter, but only as long as such continuance is specifically approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund, and (b) by the shareholders or the Board of Trustees of the Fund. Each subadvisory agreement may be terminated at any time upon 60 days' notice by the Advisor or by the Board of Trustees of the Fund or by majority vote of the outstanding shares of the Portfolio, and will terminate automatically upon assignment or upon termination of the Portfolio's investment management agreement. DVM may terminate the subadvisory agreement upon 90 days' notice to the Advisor.

Pursuant to separate subadvisory agreements dated April 8, 2002 and April 5, 2002, DVM will receive a subadvisory fee of 1/12 of an annualized rate of 0.3375% of 1% of the average daily net assets for SVS Dreman Financial Services Portfolio and SVS Dreman High Return Equity Portfolio, respectively. Effective January 18, 2002, DVM will also receive a subadvisory fee of 1/12 of an annualized rate of 0.375% of 1% of the average daily net assets for SVS Dreman Small Cap Value Portfolio. Fees paid to DVM for the last three fiscal years were as follows:


                                                       2003              2002              2001
                                                       ----              ----              ----

SVS Dreman Financial Services Portfolio                                $433,523          $208,089
SVS Dreman High Return Equity Portfolio                              $1,755,676          $639,408
SVS Dreman Small Cap Value Portfolio                                   $878,478               n/a


Subadvisor  to SVS  Eagle  Focused  Large  Cap  Growth  Portfolio.  Eagle  Asset
Management, 880 Carillon Parkway, St. Petersburg, Florida, 33716, is the subadvisor for SVS Eagle Focused Large Cap Growth Portfolio. EAM manages approximately $6 billion in assets for institutional, high net worth individuals and subadvisory clients.

Under the terms of the subadvisory agreement, EAM manages the investment and reinvestment of the Portfolio's assets and will provide such investment advice, research and assistance as the Advisor may, from time to time, reasonably request.

Each subadvisory agreement provides that EAM will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with matters to which the subadvisory agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of EAM in the performance of its duties or from reckless disregard by EAM of its obligations and duties under the subadvisory agreement.

The subadvisory agreement with EAM had an initial term ending September 30, 2002 and continues in effect from year to year thereafter, but only as long as such continuance is specifically approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund, and (b) by a majority of the shareholders or the Board of Trustees of the Fund. The subadvisory agreement may be terminated at any time upon 60 days' notice by EAM, by DeIM or by the Board of Trustees of the Fund or by majority vote of the outstanding shares of the Portfolio, and will terminate automatically upon assignment or upon termination of the Portfolio's investment management agreement.

The Advisor pays EAM for its services a subadvisory fee, payable monthly, at the annual rates shown below:

   Average Daily Net Assets of the Portfolio         Annual Subadvisory Fee Rate
   -----------------------------------------         ---------------------------

$0-$50 million                                                0.45%
Next $250 million                                             0.40%
Amounts over $300 million                                     0.30%


The  subadvisory  fees  paid by DeIM to EAM for  SVS  Eagle  Focused  Large  Cap
Portfolio for fiscal year 2001, 2002 and 2003 were $166,516, $290,131 and $______, respectively.


Subadvisor to SVS Janus Growth And Income Portfolio and SVS Janus Growth Opportunities Portfolio. Janus Capital Management LLC ("JCM") (formerly, Janus Capital Corporation) 100 Fillmore Street, Denver, Colorado 80206-4928, is the subadvisor to SVS Janus Growth And Income Portfolio and SVS Janus Growth Opportunities Portfolio. JCM began serving as investment advisor to Janus Fund in 1970 and currently serves as investment advisor to all of the Janus Funds, acts as subadvisor for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. JCM has served as subadvisor to the Portfolios since their inception on October 29, 1999.

Under the terms of each subadvisory agreement, JCM manages the investment and reinvestment of each Portfolio's assets and will provide such investment advice, research and assistance as the Advisor may, from time to time, reasonably request.

Each subadvisory agreement provides that JCM will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with matters to which the subadvisory agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of JCM in the performance of its duties or from reckless disregard by JCM of its obligations and duties under the subadvisory agreement.

Each subadvisory agreement with JCM had an initial term ending September 30, 2002 and continues in effect from year to year thereafter, but only as long as such continuance is specifically approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund, and (b) by a majority of the shareholders or the Board of Trustees of the Fund. The subadvisory agreement may be terminated at any time upon 60 days' notice by JCM, by the Advisor or by the Board of Trustees of the Fund or by majority vote of the outstanding shares of the Portfolio, and will terminate automatically upon assignment or upon termination of the Portfolio's investment management agreement.

The Advisor pays JCM for its services a subadvisory fee, payable monthly, at the annual rates shown below:

   Average Daily Net Assets of the Portfolios        Annual Subadvisory Fee Rate
   ------------------------------------------        ---------------------------

$0-$100 million                                               0.55%
$100 million-$500 million                                     0.50%
On the balance over $500 million                              0.45%


The subadvisory fees paid by DeIM to JCM for SVS Janus Growth and Income Portfolio for fiscal years 2001, 2002 and 2003 were $430,226, $941,234 and $______, respectively. The subadvisory fees paid by DeIM to JCM for SVS Janus Growth Opportunities Portfolio for fiscal years 2001, 2002 and 2003 were $760,392, $724,231 and $______, respectively.


Subadvisor to SVS INVESCO Dynamic Growth Portfolio. INVESCO Funds Group, Inc. ("IFG"), 4350 South Monaco Street, Denver, Colorado 80237, is the subadvisor to SVS INVESCO Dynamic Growth Portfolio. IFG has served as subadvisor to the Portfolio since its inception on May 1, 2001.

Under the terms of the subadvisory agreement, IFG manages the investment and reinvestment of the Portfolio's assets and will provide such investment advice, research and assistance as the Advisor may, from time to time, reasonably request.

The subadvisory agreement provides that IFG will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with matters to which the subadvisory agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of IFG in the performance of its duties or from reckless disregard by IFG of its obligations and duties under the subadvisory agreement.

The subadvisory agreement with IFG had an initial term ending September 30, 2002 and continues in effect from year to year thereafter, but only as long as such continuance is specifically approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund, and (b) by a majority of the shareholders or the Board of Trustees of the Fund. The subadvisory agreement may be terminated at any time upon 60 days' notice by IFG, by DeIM or by the Board of Trustees of the Fund or by majority vote of the outstanding shares of the Portfolio, and will terminate automatically upon assignment or upon termination of the Portfolio's investment management agreement.

The Advisor pays IFG for its services a subadvisory fee, payable monthly, at the annual rates shown below:

   Average Daily Net Assets of the Portfolio         Annual Subadvisory Fee Rate
   -----------------------------------------         ---------------------------

$0-$100 million                                              0.550%
Next $400 million                                            0.525%
Next $500 million                                            0.500%
On amounts over $1 billion                                   0.470%


The subadvisory fees paid by DeIM to IFG for SVS INVESCO Dynamic Growth Portfolio for the period May 1, 2001 (inception) through December 31, 2001 and for the fiscal years 2002 and 2003 were $36,021, $139,907 and $______, respectively.


Subadvisor to SVS Turner Mid Cap Growth Portfolio. Turner Investment Partners, Inc. ("TIP"), 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312, is the subadvisor to SVS Turner Mid Cap Growth Portfolio. TIP has served as subadvisor to the Portfolio since its inception on May 1, 2001.

Under the terms of the subadvisory agreement, TIP manages the investment and reinvestment of the Portfolio's assets and will provide such investment advice, research and assistance as the Advisor may, from time to time, reasonably request.

The subadvisory agreement provides that TIP will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with matters to which the subadvisory agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of TIP in the performance of its duties or from reckless disregard by TIP of its obligations and duties under the subadvisory agreement.

The subadvisory agreement with TIP had an initial term ending September 30, 2002 and continues in effect from year to year thereafter, but only as long as such continuance is specifically approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund, and (b) by a majority of the shareholders or the Board of Trustees of the Fund. The subadvisory agreement may be terminated at any time upon 60 days' notice by TIP, by the Advisor or by the Board of Trustees of the Fund or by majority vote of the outstanding shares of the Portfolio, and will terminate automatically upon assignment or upon termination of the Portfolio's investment management agreement.

The Advisor pays TIP for its services a subadvisory fee, payable monthly, at the annual rates shown below:

   Average Daily Net Assets of the Portfolio         Annual Subadvisory Fee Rate
   -----------------------------------------         ---------------------------

$0-$50 million                                                0.550%
Next $250 million                                             0.525%
On amounts over $250 million                                  0.500%


The subadvisory fees paid by DeIM to TIP for SVS Turner Mid Cap Growth Portfolio for the period May 1, 2001 (inception) through December 31, 2001 and for the fiscal years 2002 and 2003 were $62,657, $335,230 and $______, respectively.

Subadvisor to SVS Oak Strategic Equity Portfolio. Oak Associates, Ltd., ("OAL"), 3875 Embassy Parkway, Suite 250, Akron, OH 44333, is the subadvisor to SVS Oak Strategic Equity Portfolio. OAL has served as subadvisor to the Portfolio since its inception on May 1, 2001.

Under the terms of the subadvisory agreement, OAL manages the investment and reinvestment of the Portfolio's assets and will provide such investment advice, research and assistance as the Advisor may, from time to time, reasonably request.

The subadvisory agreement provides that OAL will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with matters to which the subadvisory agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of OAL in the performance of its duties or from reckless disregard by OAL of its obligations and duties under the subadvisory agreement.

The subadvisory agreement with OAL had an initial term ending September 30, 2002 and continues in effect from year to year thereafter, but only as long as such continuance is specifically approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund, and (b) by a majority of the shareholders or the Board of Trustees of the Fund. The subadvisory agreement may be terminated at any time upon 60 days' notice by OAL, by DeIM or by the Board of Trustees of the Fund or by majority vote of the outstanding shares of the Portfolio, and will terminate automatically upon assignment or upon termination of the Portfolio's investment management agreement.

The Advisor pays OAL for its services a subadvisory fee, payable monthly, at the annual rates shown below:

   Average Daily Net Assets of the Portfolio         Annual Subadvisory Fee Rate
   -----------------------------------------         ---------------------------

On all assets                                                 0.300%


The subadvisory fees paid by DeIM to OAL for SVS Oak Strategic Equity Portfolio for the period May 1, 2001 (inception) through December 31, 2001 and fiscal years 2002 and 2003 were $35,692, $130,081 and $______, respectively.

[TO BE UPDATED/CONFIRMED] Subadvisor to Scudder Mercury Large Cap Core Portfolio and Scudder Mercury Small Cap Value Portfolio. Fund Asset Management ("FAM") [ADDRESS}, is the subadvisor to Scudder Mercury Large Cap Core Portfolio and Scudder Mercury Small Cap Value Portfolio. Fund Asset Management was organized as an investment adviser in 1977 and offers investment advisory services to more than 50 registered investment companies. Fund Asset Management and its affiliates had approximately $498 billion in investment company and other portfolio assets under management as of June 2003. FAM has served as subadvisor to the Portfolios since their inception on May 1, 2004.

Under the terms of each subadvisory agreement, FAM manages the investment and reinvestment of each Portfolio's assets and will provide such investment advice, research and assistance as the Advisor may, from time to time, reasonably request.

Each subadvisory agreement provides that FAM will not be liable for any error of judgment or mistake of law or for any loss suffered by a Portfolio in connection with matters to which the subadvisory agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of FAM in the performance of its duties or from reckless disregard by FAM of its obligations and duties under the subadvisory agreement.

Each subadvisory agreement with JCM had an initial term ending September 30, 2005 and continues in effect from year to year thereafter, but only as long as such continuance is specifically approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund, and (b) by a majority of the shareholders or the Board of Trustees of the Fund. The subadvisory agreement may be terminated at any time upon 60 days' notice by FAM, by the Advisor or by the Board of Trustees of the Fund or by majority vote of the outstanding shares of the Portfolio, and will terminate automatically upon assignment or upon termination of the Portfolio's investment management agreement.

The Advisor pays FAM for its services a subadvisory fee, payable monthly, at the annual rates shown below:

   Average Daily Net Assets of the Portfolios        Annual Subadvisory Fee Rate
   ------------------------------------------        ---------------------------





Subadvisor to SVS Davis Venture Value Portfolio. Davis Selected Advisors, L.P. ("DSA"), 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706, is the subadvisor to SVS Davis Venture Value Portfolio. DSA has served as subadvisor to the Portfolio since its inception.

Under the terms of the subadvisory agreement, DSA manages the investment and reinvestment of the Portfolio's assets and will provide such investment advice, research and assistance as the Advisor may, from time to time, reasonably request.

The subadvisory agreement provides that DSA will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with matters to which the subadvisory agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of DSA in the performance of its duties or from reckless disregard by DSA of its obligations and duties under the subadvisory agreement.

The subadvisory agreement with DSA had an initial term ending September 30, 2002 and continues in effect from year to year thereafter, but only as long as such continuance is specifically approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund, and (b) by a majority of the shareholders or the Board of Trustees of the Fund. The subadvisory agreement may be terminated at any time upon 60 days' notice by DSA, by DeIM or by the Board of Trustees of the Fund or by majority vote of the outstanding shares of the Portfolio, and will terminate automatically upon assignment or upon termination of the Portfolio's investment management agreement.

The Advisor pays DSA for its services a subadvisory fee, payable monthly, at the annual rates shown below:

   Average Daily Net Assets of the Portfolio         Annual Subadvisory Fee Rate
   -----------------------------------------         ---------------------------

$0-$100 million                                               0.50%
Next $400 million                                             0.45%
On amounts over $500 million                                  0.40%


The subadvisory fees paid by DeIM to DSA for SVS Davis Venture Value Portfolio for the period May 1, 2001 (inception) through December 31, 2001 and fiscal years 2002 and 2003 were $139,441, $722,987 and $______, respectively.


Subadvisor to SVS MFS Strategic Value Portfolio. Massachusetts Financial Services Company ("MFS"), 500 Boylston Street, Boston, Massachusetts 02116, is the subadvisor to SVS MFS Strategic Value Portfolio. MFS has served as the subadvisor to the Portfolio since its inception.

Under the terms of the subadvisory agreement, MFS manages the investment and reinvestment of the Portfolio's assets and will provide such investment advice, research and assistance as the Advisor may, from time to time, reasonably request.

The subadvisory agreement provides that MFS will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with matters to which the subadvisory agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of MFS in the performance of its duties or from reckless disregard by MFS of its obligations and duties under the subadvisory agreement.

The subadvisory agreement with MFS had an initial term ending September 30, 2002, and continues in effect from year to year thereafter, but only as long as such continuance is specifically approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund, and (b) by a majority of the shareholders or the Board of Trustees of the Fund. The subadvisory agreement may be terminated at any time upon 60 days' notice by MFS, by the Advisor or by the Board of Trustees of the Fund or by majority vote of the outstanding shares of the Portfolio, and will terminate automatically upon assignment or upon termination of the Portfolio's investment management agreement.

The Advisor pays MFS for its services a subadvisory fee, payable monthly, at the annual rates shown below:

   Average Daily Net Assets of the Portfolio         Annual Subadvisory Fee Rate
   -----------------------------------------         ---------------------------

On the first $100 million                                     0.475%
On the next $150 million                                      0.425%
On the next $250 million                                      0.375%
On the next $500 million                                      0.350%
On the next $500 million                                      0.275%
Over $1.5 billion                                             0.250%


The subadvisory fee paid by DeIM to MFS for SVS MFS Strategic Value Portfolio for the fiscal years 2002 and 2003 were $12,335 and $______, respectively.

Subadvisors to SVS Focus Value+Growth Portfolio. Jennison Associates LLC ("Jennison"), a wholly-owned subsidiary of The Prudential Insurance Company of America, located at 466 Lexington Avenue, New York, 10017, is the subadvisor to the growth portion of SVS Focus Value+Growth Portfolio. Jennison Associates was founded in 1969 and has served as an investment advisor to registered investment companies since 1990. As of December 31, 2003, Jennison Associates managed approximately $__ billion on behalf of its clients.


DeIM pays Jennison Associates for acting as subadvisor to the "growth" portion of SVS Focus Value+Growth Portfolio at an annual rate based on the portion of the average combined daily net assets of the Portfolio and Scudder Focus Value+Growth Fund (another fund advised by DeIM) subadvised by Jennison Associates as shown below:

   Average Daily Net Assets of the Portfolios        Annual Subadvisory Fee Rate
   ------------------------------------------        ---------------------------

On the first $100 million                                     0.450%
On the next $400 million                                      0.400%
On the next $500 million                                      0.350%
On the next $1 billion                                        0.300%
Over $2 billion                                               0.250%


Effective April 5, 2002, Dreman Value Management, L.L.C., 10 Exchange Place, Suite 2150, Jersey City, New Jersey, is the subadvisor for the value portion of SVS Focus Value+Growth Portfolio. Founded in 1977, Dreman Value Management L.L.C. currently manages over $7 billion in assets.


DeIM pays Dreman Value Management for acting as the subadvisor to the value portion of the portfolio at an annual rate applied to the portion of the portfolio's average daily net assets subadvised by Dreman Value Management as shown below:

   Average Daily Net Assets of the Portfolio         Annual Subadvisory Fee Rate
   -----------------------------------------         ---------------------------

On the first $250 million                                     0.4000%
On the next $250 million                                      0.3500%
On the next $500 million                                      0.3375%
Over $1 billion                                               0.3150%

The subadvisory agreement for the Portfolio remains in effect until June 30, 2007, unless sooner terminated or not annually approved as described below. Notwithstanding the foregoing, the subadvisory agreement shall continue in effect through June 30, 2007 and year to year thereafter, but only as long as such continuance is specifically approved at least annually by (a) a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Portfolio, and (b) a majority of the shareholders or the Board of the Fund.

The subadvisory agreement may be terminated at any time upon 60 days notice by the Advisor or by the Board of the Fund or by majority vote of the outstanding shares of the Portfolio, and will terminate automatically upon assignment or upon termination of the Fund's investment management agreement with the Advisor. DVM may terminate the subadvisory agreement upon 90 days notice to the Advisor.


The subadvisory fee paid by DeIM to Jennison for the "growth" portion of the SVS Focus Value+Growth Portfolio for the fiscal years 2002 and 2003 were $273,389 and $______, respectively. The subadvisory fee paid by DeIM to DVM for the "value" portion of the SVS Focus Value+Growth Portfolio for the period April 5, 2002 through December 31, 2002 and for the fiscal year ended 2003 were $183,280 and $______, respectively.


Pursuant to a sub-administration and sub-accounting agreement among the Advisor, SFAC and State Street Bank and Trust Company ("SSB"), the Advisor has delegated certain administrative functions to SSB under the fund's investment management agreements. The costs and expenses of such delegation are borne by the Advisor, not by the fund.

Board Considerations in Connection with Annual Renewal of Investment Management Agreements


The Board of Trustees approved the renewal of each Portfolio's advisory contract with DeIM on September 26, 2003. As part of the annual contract review process, commencing in July, 2003, the Board, as a whole, the Independent Trustees, separately, and each Portfolio's Oversight Committee met on several occasions to consider the renewal of each Portfolio's investment management agreement. The Oversight Committee initially analyzed and reviewed extensive materials, received responses from the Advisor and received advice from counsel. The Committee presented their findings and recommendations to the Independent
Trustees as a group. The Independent Trustees then reviewed the Committee's findings and recommendations and presented their recommendations to the full Board. At a meeting on September 26, 2003, the Board concluded that the terms of the investment management agreements for each Portfolio are fair and reasonable and the continuance of each agreement is in the best interest of each Portfolio.


In connection with their meetings, the Oversight Committee and the Board received comprehensive materials from the Advisor and from independent sources relating to the management fees charged and services provided, including information about (i) the nature and quality of services provided by the Advisor and subadvisors; (ii) the management fees, expense ratios and asset sizes of the Portfolios relative to peer groups; (iii) the level of the Advisor's profits with respect to the management of the Portfolios, including the methodology used to allocate costs among funds advised by the Advisor; (iv) the short-term and long-term performance of the Portfolios relative to appropriate peer groups and one or a combination of market indices; (v) fall-out benefits to the Advisor from its relationship to the Portfolios, including revenues derived from services provided to the Portfolios by affiliates of the Advisor; and (vi) the potential benefits to the Advisor, subadvisors, the Portfolios and its shareholders of receiving research services from broker/dealer firms in connection with the allocation of portfolio transactions to such firms.


Investment Performance. The Independent Trustees and Board reviewed each Portfolio's investment performance as well as the performance of a peer group of funds, and the performance of an appropriate index or combination of indices. The Board considered short-term and long-term performance, as well as the factors contributing to underperformance of certain funds advised by the Advisor and steps taken by the Advisor to improve such underperformance. In particular, the Board requested the Advisor to identify Scudder funds whose performance ranks in the lowest quartile of their peer group ("Focus Funds") and to provide more frequent reports of steps to monitor and improve performance of the Focus Funds.

Fees  and  Expenses.   The  Independent   Trustees  and  Board  considered  each
Portfolio's management fee rates, subadvisory fee rates, expense ratios and asset sizes relative to an appropriate peer group of funds.

Profitability. The Independent Trustees and Board considered the level of the Advisor's profits with respect to the management of the Portfolios, including a review of the Advisor's methodology in allocating its costs to the management of the Portfolios. The Board considered the profits realized by the Advisor in connection with the operation of the Portfolio and whether the amount of profit is a fair entrepreneurial profit for the management of the Portfolios. The Board also considered the Advisor's profit margins in comparison with available industry data.

Economies of Scale. The Independent Trustees and Board considered whether there have been economies of scale with respect to the management of the Portfolios and whether the Portfolios have appropriately benefited from any economies of scale. The Board considered whether the management fee rate is reasonable in relation to the asset size of the Portfolios.

Advisor Personnel and Methods. The Independent Trustees and Board considered the size, education and experience of the Advisor's staff, its use of technology and its approach to recruiting, training and retaining portfolio managers and other research and management personnel.

Nature and Quality of Other Services. The Independent Trustees and Board considered the nature, quality, cost and extent of administrative and shareholder services performed by the Advisor and its affiliated companies and subadvisors.

Other Benefits to the Advisor. The Independent Trustees and Board also considered the character and amount of other incidental benefits received by the Advisor and its affiliates, including the receipt of research through the use of soft dollars.


Board Considerations in Connection with Annual Renewal of Subadvisory Agreements


As part of the annual contract review process, commencing in July, 2003, the Board, as a whole, the Independent Trustees, separately, and the Portfolio's Oversight Committees met to consider the renewal of each applicable Portfolio's subadvisory agreement. In determining whether to approve each subadvisory agreement, the Board considered similar factors to those it considered in approving the investment management agreement, to the extent applicable. The
Independent Trustees and the Board considered various factors and reviewed various materials furnished by the Advisor and the subadvisors, including (i) the investment performance of the Portfolios relative to broad-based indices and to comparably managed mutual funds, (ii) the investment approach of the subadvisors, and (iii) the knowledge and experience of the investment professionals who would be responsible for the day-to-day management of the Portfolios. The Independent Trustees and Board also considered the following factors: the favorable history, reputation, qualifications and background of the subadvisors, as well as the qualifications of their personnel; the nature and quality of services provided by the subadvisors to the Portfolios; and a subadvisor's relationship with the Advisor and, as applicable, experience with other funds managed by the Advisor. The Board also considered that the Advisor is responsible for any payment of fees to the subadvisors.


Portfolio Transactions

The Advisor is responsible for placing the orders for the purchase and sale of portfolio securities, including the allocation of brokerage.

The primary objective of the Advisor in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors, among others, as price, commission (where applicable), size of order, difficulty of execution and skill required of the executing broker-dealer. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions paid with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

A Fund's purchases and sales of fixed-income securities are generally placed by the Advisor with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

When it can be done consistently with the policy of obtaining the most favorable net results, the Advisor may place such orders with broker-dealers who supply research services to the Advisor or a Fund. The term "research services", may include, but is not limited to, advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Advisor is authorized when placing portfolio transactions, if applicable, for a Fund to pay a brokerage commission in excess of that which another broker-dealer might charge for executing the same transaction on account of execution services and the receipt of research services. The Advisor has negotiated arrangements, which are not applicable to most fixed income transactions, with certain broker-dealers pursuant to which a broker-dealer will provide research services to the Advisor in exchange for the direction by the Advisor of brokerage transactions to the broker-dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. Although certain research services from broker-dealers may be useful to a Fund and to the Advisor, it is the opinion of the Advisor that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Advisor's staff. Such information may be useful to the Advisor in providing services to clients other than a Fund and not all such information is used by the Advisor in connection with a Fund. Conversely, such information provided to the Advisor by broker-dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to a Fund.

When selecting a broker-dealer to effect portfolio transactions on behalf of a Fund, the Advisor may, provided that it can be done consistently with the policy of obtaining the most favorable net results, consider the activities of the broker-dealer in selling shares of any Scudder-branded (funds marketed with the Scudder name), open-end investment company. The Advisor has informed the Board of each Scudder-branded, open-end investment company of these practices and has undertaken to provide to the Boards regular reports about its selection of broker-dealers to effect portfolio transactions. The Advisor believes that these reports are important because it recognizes that it or its affiliates may derive some benefit from these practices. The Advisor and its affiliates expect that each of the Funds will benefit by the direction of orders of the Funds to broker-dealers in consideration of those broker-dealers' sales of the Scudder-branded, open-end funds in general.

Dreman Value Management, L.L.C.

Under the subadvisory agreements between the Advisor and Dreman Value Management, L.L.C. ("DVM"), DVM places all orders for purchases and sales of the SVS Dreman High Return Equity Portfolio, SVS Dreman Financial Services Portfolio, SVS Dreman Small Cap Value Portfolio and the "value" portion of SVS Focus Value+Growth Portfolio. At times, investment decisions may be made to purchase or sell the same investment securities of a Portfolio and for one or more of the other clients managed by DVM. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security through the same trading facility, the transactions are allocated as to amount and price in a manner considered equitable to each. Position limits imposed by national securities exchanges may restrict the number of options the Portfolio will be able to write on a particular security.

The above mentioned factors may have a detrimental effect on the quantities or prices of securities, options or future contracts available to the Portfolios. On the other hand, the ability of the Portfolios to participate in volume transactions may produce better executions for the Portfolios in some cases.

DVM, in effecting purchases and sales of portfolio securities for the account of the Portfolios, will implement each Portfolio's policy of seeking best execution of orders. DVM may be permitted to pay higher brokerage commissions for research services as described below. Consistent with this policy, orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services, which include execution, financial responsibility, responsiveness, clearance procedures, wire service quotations and statistical and other research information provided to the Portfolios and DVM. Subject to seeking best execution of an order, brokerage is allocated on the basis of all services provided. Any research benefits derived are available for all clients of DVM. In selecting among firms believed to meet the criteria for handling a particular transaction, DVM may give consideration to those firms that provide market, statistical and other research information to the Portfolios and DVM, although DVM is not authorized to pay higher commissions to firms that provide such services, except as described below.

DVM may in certain instances be permitted to pay higher brokerage commissions for receipt of market, statistical and other research services as defined in
Section 28(e) of the Securities Exchange Act of 1934 and interpretations thereunder. Such services may include among other things: economic, industry or company research reports or investment recommendations; computerized databases; quotation and execution equipment and software; and research or analytical computer software and services. Where products or services have a "mixed use," a good faith effort is made to make a reasonable allocation of the cost of products or services in accordance with the anticipated research and non-research uses and the cost attributable to non-research use is paid by DVM in cash. Subject to Section 28(e) the Portfolio could pay a firm that provides research services commissions for effecting a securities transaction for the Portfolio in excess of the amount other firms would have charged for the transaction if DVM determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing firm viewed in terms either of a particular transaction or DVM's overall responsibilities to the Portfolio and other clients. Not all of such research services may be useful or of value in advising the Portfolio. Research benefits will be available for all clients of DVM. The subadvisory fee paid by DeIM to DVM is not reduced because these research services are received.

Eagle Asset Management, Janus Capital Management LLC, Davis Selected Advisors, L.P., Oak Associates, Ltd., Turner Investment Partners, Inc., INVESCO Funds Group, Inc., Jennison Associates LLC and Massachusetts Financial Services Company.

Under the subadvisory agreements between the advisor and each subadvisor, each subadvisor places all orders for the purchase securities for each portfolio (or portion of each portfolio, as applicable) it manages. At times investment decisions may be made to purchase or sell the same investment securities of a Portfolio and for one or more of the other clients managed by each subadvisor. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security through the same trading facility, the transactions are allocated as to amount and price in a manner considered equitable to each. Position limits imposed by national securities exchanges may restrict the number of options a Portfolio will be able to write on a particular security.

The above mentioned factors may have a detrimental effect on the quantities or prices of securities, options or future contracts available to a Portfolio. On the other hand, the ability of a Portfolio to participate in volume transactions may produce better executions for a Portfolio in some cases.

Each subadvisor in effecting purchases and sales of portfolio securities for the account of the Portfolios, will implement the Portfolios' policy of seeking best execution of orders. Each subadvisor may be permitted to pay higher brokerage commissions for research services as described below. Consistent with this policy, orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services, which include execution, financial responsibility, responsiveness, clearance procedures, wire service quotations and statistical and other research information provided to the Portfolios, and each subadvisor. Subject to seeking best execution of an order, brokerage is allocated on the basis of all services provided. Any research benefits derived are available for all clients of each subadvisor. In selecting among firms believed to meet the criteria for handling a particular transaction, each subadvisor may each give consideration to those firms as well as to those firms that provide market, statistical and other research information to the Portfolio, and each subadvisor, although each are not authorized to pay higher commissions to firms that provide such services, except as described below.

Each subadvisor may each in certain instances be permitted to pay higher brokerage commissions for receipt of market, statistical and other research services as defined in Section 28(e) of the Securities Exchange Act of 1934 and interpretations thereunder. Such services may include among other things: economic, industry or company research reports or investment recommendations; computerized databases; quotation and execution equipment and software; and
research or analytical computer software and services. Where products or services have a "mixed use," a good faith effort is made to make a reasonable allocation of the cost of products or services in accordance with the anticipated research and non-research uses and the cost attributable to non-research use is paid by each subadvisor in cash. Subject to Section 28(e) the Portfolios could pay a firm that provides research services commissions for effecting a securities transaction for the Portfolio in excess of the amount other firms would have charged for the transaction if each subadvsior determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing firm viewed in terms either of a particular transaction or each subadvisor's overall responsibilities to the Portfolios and other clients. Not all of such research services may be useful or of value in advising the Portfolios. Research benefits will be available for all clients of each subadvisor. The subadvisory fees paid by each subadvisor are not reduced because these research services are received.

The table below shows total brokerage commissions paid by each Portfolio for the last three fiscal years, as applicable.


Portfolio                                             Fiscal 2003     Fiscal 2002    Fiscal 2001
---------                                             -----------     -----------    -----------

Scudder Aggressive Growth Portfolio                                    $143,254        $34,253
Scudder Blue Chip Portfolio                                             671,982        536,231
Scudder Contrarian Value Portfolio                                      577,420        412,534
Scudder Fixed Income Portfolio                                                0              0
Scudder Global Blue Chip Portfolio                                       61,899         49,691
Scudder Government Securities Portfolio                                   6,312            480
Scudder Growth Portfolio                                                348,962        570,848



                                       39

Portfolio                                             Fiscal 2003     Fiscal 2002    Fiscal 2001
---------                                             -----------     -----------    -----------

Scudder High Income Portfolio                                             8,707           6335
Scudder International Select Equity Portfolio                           379,066        400,055
Scudder Money Market Portfolio                                                0              0
Scudder Small Cap Growth Portfolio                                      538,528        521,070
Scudder Strategic Income Portfolio                                            0          4,639
Scudder Technology Growth Portfolio                                     632,705        385,288
Scudder Total Return Portfolio                                          714,788      1,195,032
SVS Davis Venture Value Portfolio                                       159,049        130,730
SVS Dreman Financial Services Portfolio                                  74,474         93,656
SVS Dreman High Return Equity Portfolio                                 655,721        439,785
SVS Dreman Small Cap Value Portfolio                                  1,043,580         60,059
SVS Eagle Focused Large Cap Growth Portfolio                            326,787        125,852
SVS Focus Value+Growth Portfolio                                        360,012        237,105
SVS Index 500 Portfolio                                                  76,616        112,220
SVS INVESCO Dynamic Growth Portfolio                                     72,549         16,404
SVS Janus Growth And Income Portfolio                                   233,462        196,087
SVS Janus Growth Opportunities Portfolio                                224,896        263,615
SVS MFS Strategic Value Portfolio(1)                                     14,160            n/a
SVS Oak Strategic Equity Portfolio                                       82,715         24,844
SVS Turner Mid Cap Growth Portfolio                                     494,623         68,806

(1) Commenced operations on May 1, 2002.





For the fiscal year ended December 31, 2003:

                                                                      Percentage of
                                                                      Transactions     Dollar Amount
                                                     Percentage of      Involving     of Commissions    Dollar Amount
                                                      Commissions      Commissions        Paid to      of Transactions
                                                        Paid to          Paid to        Brokers for     Allocated for
                                                      Affiliated       Affiliated        Research         Research
Portfolio                                               Brokers          Brokers         Services          Services
---------                                               -------          -------         --------          --------

Scudder Aggressive Growth Portfolio                      0%               0%
Scudder Blue Chip Portfolio                              0                0
Scudder Contrarian Value Portfolio                       0                0
Scudder Fixed Income Portfolio                           0                0
Scudder Global Blue Chip Portfolio                       0                0
Scudder Government Securities Portfolio                  0                0
Scudder Growth Portfolio                                 0                0
Scudder High Income Portfolio                            0                0
Scudder International Select Equity Portfolio            0                0
Scudder Money Market Portfolio                           0                0
Scudder Small Cap Growth Portfolio                       0                0
Scudder Strategic Income Portfolio                       0                0
Scudder Technology Growth Portfolio                      0                0
Scudder Total Return Portfolio                           0                0
SVS Davis Venture Value Portfolio                        0                0
SVS Dreman Financial Services Portfolio                  0                0
SVS Dreman High Return Equity Portfolio                  0                0
SVS Dreman Small Cap Value Portfolio                     0                0
SVS Eagle Focused Large Cap Growth Portfolio             0                0



                                       40

                                                                      Percentage of
                                                                      Transactions     Dollar Amount
                                                     Percentage of      Involving     of Commissions    Dollar Amount
                                                      Commissions      Commissions        Paid to      of Transactions
                                                        Paid to          Paid to        Brokers for     Allocated for
                                                      Affiliated       Affiliated        Research         Research
Portfolio                                               Brokers          Brokers         Services          Services
---------                                               -------          -------         --------          --------

SVS Focus Value+Growth Portfolio                         0                0
SVS Index 500 Portfolio                                  0                0
SVS INVESCO Dynamic Growth Portfolio                     0                0
SVS Janus Growth And Income Portfolio                    0                0
SVS Janus Growth Opportunities Portfolio                 0                0
SVS MFS Strategic Value Portfolio(1)                     0                0
SVS Oak Strategic Equity Portfolio                       0                0
SVS Turner Mid Cap Growth Portfolio                      0                0

^1       Commenced operations on May 1, 2002.


Code of Ethics. The Fund, the Advisor and subadvisors, and principal underwriter have each adopted codes of ethics under Rule 17j-1 under the Investment Company Act. Board members, officers of the Fund and employees of the Advisor or subadvisors, and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Fund, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

Distributor

Scudder Distributors, Inc. ("SDI" or the "Distributor"), 222 South Riverside Plaza, Chicago, Illinois 60606, a wholly owned subsidiary of DeIM, is the distributor and principal underwriter for shares of each Portfolio pursuant to an Underwriting Agreement in the continuous offering of its shares. Terms of continuation, termination and assignment under the underwriting agreement are identical to those described above with regard to the investment management agreements, except that termination other than upon assignment requires sixty days' notice.

Each Portfolio has adopted a distribution plan under Rule 12b-1 (the "Plan") that provides for fees payable as an expense of the Class B shares. Under the plan, Scudder Variable Series II may make quarterly payments as reimbursement to the distributor for distribution and shareholder servicing related expenses incurred or paid by the distributor or a participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of .25% of the average daily net assets of Class B shares during that quarterly period. The fee is payable by the Fund, on behalf of each Portfolio, of up to 0.25% of the average daily net assets attributable to the Class B shares of a Portfolio. Because 12b-1 fees are paid out of Portfolio assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than other types of sales charges. The Plan and any Rule 12b-1-related agreement that is entered into by the Fund or the Distributor in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Fund's Board of Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Fund or a Portfolio ("Independent Trustees"), cast in person at a meeting called for the purpose of voting on the Plan, or the Rule 12b-1 related agreement, as applicable. In addition, the Plan and any Rule 12b-1 related agreement, may be terminated as to Class B shares of a Portfolio at any time, without penalty, by vote of a majority of the outstanding Class B shares of that Portfolio or by vote of a majority of the Independent Trustees. The Plan and Underwriting Agreement also provide that it may not be amended to increase materially the amount that may be spent for distribution of Class B shares of a Portfolio without the approval of Class B shareholders of that Portfolio.

For the period July 1, 2002 (commencement of sales) through December 31, 2002 and for the fiscal year 2003, the distribution fees paid were as follows:

                                                            Total
                                                         Aggregated                           Total
                                                         for Fiscal     Fees Waived by   Aggregated for   Fees Waived by
Portfolio                                                    2003           Advisor        Fiscal 2002        Advisor
---------                                                    ----           -------              -----        -------

Scudder Aggressive Growth Portfolio                                                            $18              -
Scudder Blue Chip Portfolio                                                                    $65              -
Scudder Contrarian Value Portfolio                                                            $100              -
Scudder Fixed Income Portfolio                                                                $369              -
Scudder Global Blue Chip Portfolio                                                             $47              -
Scudder Government Securities Portfolio                                                       $618              -
Scudder Growth Portfolio                                                                       $28              -
Scudder High Income Portfolio                                                                 $205              -
Scudder International Select Equity Portfolio                                                  $90              -
Scudder Money Market Portfolio                                                                $729            $438
Scudder Small Cap Growth Portfolio                                                             $96              -
Scudder Strategic Income Portfolio^1                                                             -              -
Scudder Technology Growth Portfolio                                                            $80              -
Scudder Total Return Portfolio                                                                $227              -
SVS Davis Venture Value Portfolio^1                                                           $190              -
SVS Dreman Financial Services Portfolio                                                        $95              -
SVS Dreman High Return Equity Portfolio                                                       $426              -
SVS Dreman Small Cap Value Portfolio                                                          $243              -
SVS Eagle Focused Large Cap Growth Portfolio                                                  $119              -
SVS Focus Value+Growth Portfolio                                                               $95              -
SVS Index 500 Portfolio                                                                       $304              -
SVS INVESCO Dynamic Growth Portfolio                                                           $25              -
SVS Janus Growth And Income Portfolio                                                          $73              -
SVS Janus Growth Opportunities Portfolio                                                       $33              -
SVS MFS Strategic Value Portfolio                                                              $80              -
SVS Oak Strategic Equity Portfolio                                                             $81              -
SVS Turner Mid Cap Growth Portfolio                                                           $107              -


^1       Class B Shares were not offered until May 1, 2003.

In addition, SDI may, from time to time, from its own resources pay certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of Scudder Variable Series II.

                             FUND SERVICE PROVIDERS

Transfer Agent

Scudder Investments Service Company ("SISC"), 811 Main Street, Kansas City, Missouri 64105-2005, an affiliate of the Advisor, acts as each Portfolio's transfer agent, dividend-paying agent and shareholder service agent. Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are borne by SISC, not by the Portfolios.

Recordkeeping

Technically, the shareholders of the Portfolios of Scudder Variable Series II are the participating insurance companies that offer the Portfolios as investment options for holders of certain variable annuity contracts and variable life insurance policies. Effectively, ownership of Portfolio shares is passed through to insurance company contract and policy holders. The holders of the shares of the Portfolios on the records of Scudder Variable Series II are the participating insurance companies and no information concerning the Portfolio holdings of specific contract and policy holders is maintained by Scudder Variable Series
II. The insurance companies place orders for the purchase and redemption of Portfolio shares with Scudder Variable Series II reflecting the investment of premiums paid, surrender and transfer requests and other matters on a net basis; they maintain all records of the transactions and holdings of Portfolio shares and distributions thereon for individual contract and policy holders; and they prepare and mail to contract and policy holders confirmations and periodic account statements reflecting such transactions and holdings.

The Portfolios of Scudder Variable Series II may compensate certain insurance companies for record keeping and other administrative services performed with regard to holdings of Class B Portfolio shares as an expense of the Class B shares. These fees are included within the "Other Expenses" category in the fee table for each portfolio in the Class B Shares Prospectus (see "How Much
Investors Pay" in the Portfolio's Prospectus). In addition, the Advisor may, from time to time, pay from its own resources certain insurance companies for record keeping and other administrative services related to Class A and Class B shares of the Portfolios held by such insurance companies on behalf of their contract and policy holders.

Custodian

State Street, 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of each Portfolio (other than the Scudder International Select Equity Portfolio and Scudder Global Blue Chip Portfolio). Brown Brothers Harriman & Co., as custodian, has custody of all securities and cash of Scudder International Select Equity Portfolio and Scudder Global Blue Chip Portfolio. Each custodian attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by those Portfolios.

Independent Auditors

The Fund's independent auditors, Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116 audit and report on the Portfolios' annual financial statements, review certain regulatory reports and the Portfolios' federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Counsel


Vedder, Price, Kaufman & Kammholz, 222 N. LaSalle St., Chicago, Illinois, serves as legal counsel to each Portfolio and the Independent Trustees.


Fund Accounting Agent


Scudder Fund Accounting Corp. ("SFAC"), Two International Place, Boston, Massachusetts, 02210-4103, a subsidiary of DeIM, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of each Portfolio. SFAC receives no fee for its services to each Portfolio, other than the SVS Dreman High Return Equity Portfolio, SVS Dreman Financial Services Portfolio, SVS Eagle Focused Large Cap Growth Portfolio, SVS Janus Growth And Income Portfolio, SVS Janus Growth Opportunities Portfolio, Scudder Global Blue Chip Portfolio, Scudder Aggressive Growth Portfolio, and Scudder Technology Growth Portfolio; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services to other Portfolios under its agreement with such Portfolios. The agreements with Scudder Aggressive Growth Portfolio, Scudder Technology Growth Portfolio, SVS Dreman High Return Equity Portfolio and SVS Dreman Financial Services Portfolio state that each Portfolio shall pay SFAC an annual fee equal to 0.025% of the first $150 million of average daily net assets of the Portfolio, 0.0075% of the next $850 million of such assets and 0.0045% of such assets in excess of $1 billion, plus holding and transaction charges for this service. The agreement with Scudder Global Blue Chip Portfolio states that the Portfolio shall pay SFAC an annual fee equal to 0.065% of the first $150 million of average daily net assets of such Portfolio, 0.04% of the next $850 million of such assets and 0.02% of such assets in excess of $1 billion, plus holding and transaction charges for this service.

Pursuant to a sub-administration and sub-accounting agreement among the Advisor, SFAC and State Street Bank and Trust Company SSB, SFAC has delegated certain fund accounting functions to SSB under the fund's fund accounting agreements. The costs and expenses of such delegation are borne by SFAC, not by the fund.

SFAC received the following fee for its services for the following portfolios:


                     Portfolio                            Fiscal 2003             Fiscal 2002             Fiscal 2001
                     ---------                            -----------             -----------             -----------

Scudder Aggressive Growth Portfolio                                                   $6,114               $28,773
Scudder Global Blue Chip Portfolio                                                   $52,678               $49,771
Scudder Technology Growth Portfolio                                                  $46,465               $67,464
SVS Dreman Financial Services Portfolio                                              $42,577               $43,868
SVS Dreman High Return Equity Portfolio                                              $95,203               $81,776
SVS INVESCO Dynamic Growth Portfolio                                                 $18,190               $36,878
SVS Eagle Focused Large Cap Growth Portfolio                                         $21,745               $37,500
SVS Janus Growth And Income Portfolio                                                $76,303               $57,543
SVS  Janus Growth and Opportunities Portfolio                                        $39,556              $156,916
SVS Index 500 Portfolio                                                              $96,904              $168,631
SVS Turner Mid Cap Growth Portfolio                                                  $48,267               $57,921
SVS Oak Strategic Equity Portfolio                                                    $6,453               $28,595
SVS Davis Venture Value Portfolio                                                    $46,548               $23,755
SVS MFS Strategic Value Portfolio                                                   $24,898(1)             $23,755

(1) Of which $24,898 was waived by the Advisor.

                            PURCHASE AND REDEMPTIONS

Portfolio shares are sold at their net asset value next determined after an order and payment are received as described below. (See "Net Asset Value.")

Upon receipt by a Portfolio's transfer agent of a request for redemption, shares will be redeemed by the Fund, on behalf of a particular Portfolio, at the applicable net asset value as described below.

Each Portfolio and its agents may reject or limit purchase orders for any reason, including when there appears to be a pattern of "market timing" or other frequent purchases and sales. For these purposes, each Portfolio or its agents may consider, among other factors, trading history in the Portfolio or affiliated Portfolios, the Portfolios involved in the purchase order, the amount of the investment, a contract owner's background and the background of any other investors or dealers involved.

The Fund, on behalf of a particular Portfolio, may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed, other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which
(i) disposal of a Portfolio's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Portfolio to determine the value of its net assets, or (c) for such other periods as the SEC may by order permit for the protection of the Fund's shareholders.

                       DIVIDENDS, CAPITAL GAINS AND TAXES

Scudder Money Market Portfolio. The net asset value per share of the Scudder Money Market Portfolio is determined as of the earlier of 4:00 p.m. Eastern time or the close of the Exchange on each day the Exchange is open for trading, except that the net asset value will not be computed on a day in which no orders to purchase shares were received or no shares were tendered for redemption. The net asset value per share is determined by dividing the total assets of the Portfolio minus its liabilities by the total number of its shares outstanding. The net asset value per share of the Scudder Money Market Portfolio is ordinarily $1.00 calculated at amortized cost in accordance with Rule 2a-7 under the 1940 Act. While this rule provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would have received if all its investments were sold. Under the direction of the Board of Trustees, certain procedures have been adopted to monitor and stabilize the price per share for the Portfolio.
Calculations are made to compare the value of its investments valued at amortized cost with market-based values. Market-based values will be obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments or government securities published by reputable sources. In the event that a deviation of 1/2 of 1% or more exists between the Portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based quotations, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action, if any, should be initiated. In order to value its investments at amortized cost, the Scudder Money Market Portfolio purchases only securities with a maturity of one year or less and maintains a dollar-weighted average portfolio maturity of 90 days or less. In addition, the Scudder Money Market Portfolio limits its portfolio investments to securities that meet the quality and diversification requirements of Rule 2a-7.

Dividends for Scudder Money Market Portfolio. Scudder Money Market Portfolio's net investment income is declared as a dividend daily and paid monthly in additional shares. If a shareholder withdraws its entire account, all dividends accrued to the time of withdrawal will be paid at that time.

Dividends for All Portfolios Except Scudder Money Market Portfolio. The Fund normally follows the practice of declaring and distributing substantially all the net investment income and any net short-term and long-term capital gains of these Portfolios at least annually.

The Fund may at any time vary the dividend practices with respect to a Portfolio and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as the Board of Trustees of the Fund determines appropriate under the then current circumstances.

Taxes. Each Portfolio intends to qualify as a regulated investment company under subchapter M of the Internal Revenue Code ("Code") in order to avoid taxation of the Portfolio and its shareholders.

Pursuant to the requirements of Section 817(h) of the Code, with certain limited exceptions, the only shareholders of the Portfolios will be insurance companies and their separate accounts that fund variable insurance contracts. The prospectus that describes a particular variable insurance contract discusses the taxation of separate accounts and the owner of the particular variable insurance contract.

Each Portfolio intends to comply with the requirements of Section 817(h) and related regulations. Section 817(h) of the Code and the regulations issued by the Treasury Department impose certain diversification requirements affecting the securities in which the Portfolios may invest. These diversification requirements are in addition to the diversification requirements under subchapter M and the Investment Company Act of 1940. The consequences of failure to meet the requirements of Section 817(h) could result in taxation of the insurance company offering the variable insurance contract and immediate taxation of the owner of the contract to the extent of appreciation on investment under the contract.

The preceding is a brief summary of certain of the relevant tax considerations. The summary is not intended as a complete explanation or a substitute for careful tax planning and consultation with individual tax advisors.

                                NET ASSET VALUE

All Portfolios (other than the Scudder Money Market Portfolio). The net asset value of shares of each Portfolio is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined separately for each class of shares by dividing the value of the total assets of each Portfolio attributable to the shares of that class, less all liabilities attributable to that class, by the total number of shares of that class outstanding. The per share net asset value may be lower for certain classes of each Portfolio because of higher expenses borne by these classes.

An exchange-traded equity security is valued at its most recent sale price on the relevant exchange as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on such exchange as of the Value Time. An equity security which is traded on the Nasdaq Stock Market, Inc. ("Nasdaq") system or another over-the-counter ("OTC") market is valued at its Nasdaq Official Closing Price ("NOCP") on Nasdaq or its most recent sale price on such other OTC market as of the Value Time. Lacking any sales, the security is valued at the Calculated Mean on Nasdaq or such other OTC market as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on Nasdaq or such other OTC market as of the Value Time. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the "official close" or the "official closing price" or other similar term) will be considered the most recent sale price. If a security is traded on more than one exchange, or upon one or more exchanges and in the OTC market, quotations are taken from the market in which the security is traded most extensively.

Debt securities are valued as follows. Money market instruments purchased with an original or remaining maturity of 60 days or less, maturing at par, are valued at amortized cost. Other money market instruments are valued based on information obtained from an approved pricing agent or, if such information is not readily available, by using matrix pricing techniques (formula driven calculations based primarily on current market yields). Bank loans are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, based on quotations or evaluated prices obtained from one or more broker-dealers. Privately placed debt securities, other than Rule 144A debt securities, initially are valued at cost and thereafter based on all relevant factors including type of security, size of holding and restrictions on disposition. Municipal debt securities are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the average of the means based on the most recent bid and asked quotations or evaluated prices obtained from two broker-dealers. Other debt securities not addressed above are valued at prices supplied by an approved pricing agent, if available, and otherwise at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. If it is not possible to value a particular debt security pursuant to the above methods, the security is valued on the basis of factors including (but not limited to) maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.

An exchange-traded option contract on securities, currencies and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the option contract is valued at the Calculated Mean. If it is not possible to determine the Calculated Mean, the option contract is valued at the most recent bid quotation in the case of a purchased option contract or the most recent asked quotation in the case of a written option contract, in each case as of the Value Time. An option contract on securities, currencies and other financial instruments traded in the OTC market is valued on the Value Date at the market to market price, or if not available, at the evaluated price provided by the broker-dealer with which it was traded. Futures contracts (and options thereon) are valued at the most recent settlement price, if available, on the exchange on which they are traded most extensively. With the exception of stock index futures contracts which trade on the Chicago Mercantile Exchange, closing settlement times are prior to the close of trading on the New York Stock Exchange. For stock index futures contracts which trade on the Chicago
Mercantile Exchange, closing settlement prices are normally available at approximately 4:20 Eastern time. If no settlement price is available, the last traded price on such exchange will be used.


Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of US dollars is calculated by converting the Local Currency into US dollars at the prevailing currency exchange rate on the valuation date.


If market quotations for a portfolio asset are not readily available or the value of a portfolio asset as determined in accordance with Board-approved procedures does not represent the fair market value of a portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of a portfolio's Pricing Committee (or, in some cases, the Board's Valuation Committee), represents fair market value. The value of other portfolio holdings owned by a Portfolio in the Fund is determined in a manner which is intended to reflect the fair market value of the asset on the valuation date, based on valuation procedures adopted by the portfolio's Board and overseen by the portfolio's Pricing Committee.

For Money Market Portfolio. The net asset value of shares of each Fund is calculated at 4:00 p.m. Eastern time or the close of business on each day the New York Stock Exchange (the "Exchange") is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

The Money Market Portfolio values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. Calculations are made to compare the value of the Portfolio's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and the Portfolio's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Fund believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If a the Portfolio's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Fund might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Portfolio's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Fund might supplement dividends in an effort to maintain the net asset value at $1.00 per share. Redemption orders received in connection with the administration of checkwriting programs by certain dealers or other financial services firms prior to the determination of a the Portfolio's net asset value also may be processed on a confirmed basis in accordance with the procedures established by SDI.

                             OFFICERS AND TRUSTEES


The following table presents certain information regarding the Trustees and Officers of the Fund as of May 1, 2004. Each individual's age is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois, 60606. Each Trustee's term of office extends until the next shareholder's meeting called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Fund.


Independent Trustees


Name, Age, Position(s)                                                                              Number of Funds
Held with the Trust and        Principal Occupation(s) During Past 5 Years and                      in Fund Complex
Length of Time Served^1        Other Directorships Held                                                 Overseen
----------------------------------------------------------------------------------------------------------------------
John W. Ballantine (  )        Retired; formerly, Executive Vice President and Chief Risk                  82
Trustee, 1999-present          Management Officer, First Chicago NBD Corporation/The First
                               National Bank of Chicago (1996-1998); Executive Vice President and
                               Head of International Banking (1995-1996). Directorships: Enron
                               Corporation (energy trading firm) (effective May 30, 2002);  First
                               Oak Brook Bancshares, Inc.; Oak Brook Bank; American Healthways,
                               Inc. (provider of disease and care management services); F.N.B.
                               Corporation (bank holding company); Prisma Energy International
                               (owner and operator of Enron's international energy infrastructure business).
----------------------------------------------------------------------------------------------------------------------
Lewis A. Burnham (  )          Retired; formerly, Director of Management Consulting, McNulty &             82
Trustee, 1977-present          Company; (1990-1998); prior thereto, Executive Vice President,
                               Anchor Glass Container Corporation.
----------------------------------------------------------------------------------------------------------------------
Donald L. Dunaway (  )         Retired; formerly, Executive Vice President, A. O. Smith                    82
Trustee, 1980-present          Corporation (diversified manufacturer) (1963-1994).
----------------------------------------------------------------------------------------------------------------------
James R. Edgar (  )            Distinguished Fellow, University of Illinois, Institute of                  82
Trustee, 1999-present          Government and Public Affairs (1999-present); formerly, Governor,
                               State of Illinois (1991-1999). Directorships: Kemper Insurance
                               Companies; John B. Sanfilippo & Son, Inc.
                               (processor/packager/marketer of nuts, snacks and candy products);
                               Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures, distributes and markets health and beauty care products).
----------------------------------------------------------------------------------------------------------------------


                                       52

Name, Age, Position(s)                                                                              Number of Funds
Held with the Trust and        Principal Occupation(s) During Past 5 Years and                      in Fund Complex
Length of Time Served^1        Other Directorships Held                                                 Overseen
----------------------------------------------------------------------------------------------------------------------
Paul K. Freeman (  )           President, Cook Street Holdings (consulting); Adjunct Professor,            82
Trustee, 2002-present          University of Denver; Consultant, World Bank/Inter-American
                               Development Bank; formerly, Project Leader, International
                               Institute for Applied Systems Analysis (1998-2001); Chief
                               Executive Officer, The Eric Group, Inc. (environmental insurance)
                               (1986-1998).
----------------------------------------------------------------------------------------------------------------------
Robert B. Hoffman (  )         Retired; formerly, Chairman, Harnischfeger Industries, Inc.                 82
Trustee, 1981-present          (machinery for the mining and paper industries) (1999-2000); prior thereto, Vice Chairman and Chief Financial Officer, Monsanto
                               Company (agricultural, pharmaceutical and nutritional/food products) (1994-1999).
----------------------------------------------------------------------------------------------------------------------
Shirley D. Peterson (  )       Retired; formerly, President, Hood College (1995-2000); prior               82
Trustee, 1995-present          thereto, Partner, Steptoe & Johnson (law firm); Commissioner,
                               Internal Revenue Service; Assistant Attorney General (Tax), US
                               Department of Justice. Directorships: Federal Mogul Corp.(supplier of automotive components and subsystems); AK Steel (steel
                               production); Trustee, Bryn Mawr College.
----------------------------------------------------------------------------------------------------------------------
Fred B. Renwick (  )           Retired; Professor Emeritus of Finance, New York University, Stern          82
Trustee, 1988-present          School of Business (2001- present); formerly, Professor, New York
                               University Stern School of Business (1965-2001). Directorships:
                               The Wartburg Foundation; Chairman, Finance Committee of Morehouse
                               College Board of Trustees; formerly, Director of Board of
                               Pensions, Evangelical Lutheran Church in America; member of the
                               Investment Committee of Atlanta University Board of Trustees;
                               Chair of the Investment Committee, American Bible Society Board of
                               Trustees.
----------------------------------------------------------------------------------------------------------------------
John G. Weithers (  )          Retired; formerly, Chairman of the Board and Chief Executive                82
Trustee, 1993-present          Officer, Chicago Stock Exchange. Directorships: Federal Life
                               Insurance Company; Chairman of the Members of the Corporation and
                               Trustee, DePaul University; formerly, International Federation of
                               Stock Exchanges; Records Management Systems.
----------------------------------------------------------------------------------------------------------------------

Interested Trustee and Officers^2

Name, Age, Position(s) Held                                                                          Number of Funds
with the Trust and Length of    Principal Occupation(s) During Past 5 Years and                      in Scudder Fund
Time Served^1                   Other Directorships Held                                             Complex Overseen
----------------------------------------------------------------------------------------------------------------------
Richard T. Hale^3 (  )         Managing Director, Deutsche Investment Management Americas Inc.            201
Chairman and Trustee,          (2003 to present); Managing Director, Deutsche Bank Securities
2002-present, Chief Executive  Inc. (formerly Deutsche Banc Alex. Brown Inc.) and Deutsche Asset
Officer, 2003-present          Management (1999 to present); Director and President, Investment
                               Company Capital Corp. (registered investment advisor) (1996 to present); Director, Deutsche Global Funds, Ltd. (2000 to present),
                               CABEI Fund (2000 to present), North American Income Fund (2000 to present) (registered investment companies); Director, Scudder
                               Global Opportunities Fund (since 2003); Director/Officer
                               Deutsche/Scudder Mutual Funds (various dates); President,
                               Montgomery Street Income Securities, Inc. (2002 to present)
                               (registered investment companies); Vice President, Deutsche Asset
                               Management, Inc. (2000 to present); formerly, Director, ISI Family of Funds (registered investment companies; 4 funds overseen)
                               (1992-1999)
----------------------------------------------------------------------------------------------------------------------


                                       53


Name, Age, Position(s) Held                                                                          Number of Funds
with the Trust and Length of   Principal Occupation(s) During Past 5 Years and                       in Scudder Fund
Time Served^1                  Other Directorships Held                                              Complex Overseen
----------------------------------------------------------------------------------------------------------------------
Brenda Lyons^4 (  )            Managing Director, Deutsche Asset Management                               n/a
President, 2003-present
----------------------------------------------------------------------------------------------------------------------
Philip J. Collora (  )         Director, Deutsche Asset Management                                        n/a
Vice President and Assistant
Secretary, 1986-present
----------------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch^3 (  )        Managing Director, Deutsche Asset Management (2002-present) and            n/a
Assistant Secretary,           Director, Deutsche Global Funds Ltd. (2002-present); formerly,
2002-present, Chief Legal      Director, Deutsche Asset Management (1999-2002); Principal, BT
Officer, 2003-present          Alex. Brown Incorporated (now Deutsche Bank Securities Inc.)
                               (1998-1999); Assistant General Counsel, United States Securities
                               and Exchange Commission (1993-1998)
----------------------------------------------------------------------------------------------------------------------
Kenneth Murphy^3 (  )          Vice President, Deutsche Asset Management (2000-present);                  n/a
Vice President, 2002-present   formerly, Director, John Hancock Signature Services (1992-2000)
----------------------------------------------------------------------------------------------------------------------
Charles A. Rizzo^4 (  )        Director, Deutsche Asset Management (April 2000 to present);               n/a
Treasurer and Chief Financial  formerly, Vice President and Department Head, BT Alex. Brown
Officer, 2002-present          Incorporated (now Deutsche Bank Securities Inc.) (1998-1999);
                               Senior Manager, Coopers & Lybrand L.L.P. (now
                               PricewaterhouseCoopers LLP) (1993-1998)
----------------------------------------------------------------------------------------------------------------------
John Millette^4 (  )           Director, Deutsche Asset Management                                        n/a
Secretary, 2001-
present
----------------------------------------------------------------------------------------------------------------------
Lisa Hertz^5 (  )              Assistant Vice President, Deutsche Asset Management                        n/a
Assistant Secretary,
2003-present
----------------------------------------------------------------------------------------------------------------------
Caroline Pearson^4 (  )        Managing Director, Deutsche Asset Management                               n/a
Assistant Secretary,
1998-present
----------------------------------------------------------------------------------------------------------------------
Kathleen Sullivan D'Eramo^4    Director, Deutsche Asset Management                                        n/a
(47) Assistant Treasurer,
2003-present
----------------------------------------------------------------------------------------------------------------------
Salvatore Schiavone^4 (38)     Director, Deutsche Asset Management                                        n/a
Assistant Treasurer,
2003-present
----------------------------------------------------------------------------------------------------------------------
Lucinda Stebbins^4 (58)        Director, Deutsche Asset Management                                        n/a
Assistant Treasurer,
2003-present
----------------------------------------------------------------------------------------------------------------------

^1 Length of time served represents the date that each Trustee was first elected to the common board of Trustees which oversees a number of investment companies, including the Fund, managed by the Advisor. For the Officers of the Fund, length of time served represents the date that each Officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of Trustees.

^2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act, as amended. Interested persons receive no compensation from the Fund.

^3       Address: One South Street, Baltimore, Maryland

^4       Address: Two International Place, Boston, Massachusetts

^5       Address:  345 Park Avenue, New York, New York

Officers' Role with Principal Underwriter: Scudder Distributors, Inc.

Kenneth Murphy:                Vice President
Caroline Pearson:              Secretary
Philip J. Collora:             Assistant Secretary

Trustees' Responsibilities. The officers of the Trust manage its day-to-day operations under the direction of the Trust's Board of Trustees. The primary responsibility of the Board is to represent the interests of the shareholders of the Fund and to provide oversight of the management of the Fund. A majority of the Trust's Board members are not affiliated with the Advisor.

The Board has adopted its own Governance Procedures and Guidelines and has established a number of committees, as described below. For each of the following Committees, the Board has adopted a written charter setting forth the Committees' responsibilities.

Board Committees: The Fund's Board has the following committees:

Audit Committee: The Audit Committee makes recommendations regarding the selection of independent auditors for the Fund, confers with the independent auditors regarding the Fund's financial statements, the results of audits and related matters, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the auditors as to their independence. The members of the Audit Committee are Donald
L. Dunaway (Chair), Robert B. Hoffman and Lewis A. Burnham. The Audit Committee held nine meetings during calendar year 2003.

Nominating and Governance Committee: The Nominating and Governance Committee, which consists entirely of Independent Trustees, seeks and reviews candidates for consideration as nominees for membership on the Board and oversees the administration of the Fund's Governance Procedures and Guidelines. The members of the Nominating and Governance Committee are Lewis A. Burnham (Chair), James
R. Edgar and Shirley D. Peterson. The Nominating and Governance Committee held six meetings during calendar year 2003. Shareholders wishing to submit the name of a candidate for consideration as a Board member by the Committee should submit their recommendation(s) to the Secretary of the Trust.

Valuation Committee: The Valuation Committee reviews Valuation Procedures adopted by the Board, determines fair value of the Fund's securities as needed in accordance with the Valuation Procedures and performs such other tasks as the full Board deems necessary. The members of the Valuation Committee are John W. Ballantine (Chair) and Richard T. Hale. Alternate members are Donald L. Dunaway and John G. Weithers. The Trust's Valuation Committee held 18 meetings during calendar year 2003.

Equity Oversight Committee: The Equity Oversight Committee oversees investment activities of the Fund, such as investment performance and risk, expenses and services provided under the investment management agreement. The members of the Equity Oversight Committee are Robert B. Hoffman (Chair), Lewis A. Burnham and John G. Weithers. The Equity Oversight Committee held four meetings during calendar year 2003.

Operations Committee: The Operations Committee oversees the operations of the Fund, such as reviewing each Fund's administrative fees and expenses, distribution arrangements, portfolio transaction policies, custody and transfer agency arrangements and shareholder services. Currently, the members of the Operations Committee are John W. Ballantine (Chair), Paul K. Freeman, Fred B. Renwick and John G. Weithers. The Operations Committee held seven meetings during calendar year 2003.

Remuneration. Each Independent Trustee receives a monthly retainer, paid on a quarterly basis, and an attendance fee, plus expenses, for each Board meeting and Committee meeting attended. The Trustees serve as board members of various other funds advised by the Advisor which may have different fee schedules. The Advisor supervises the Fund's investments, pays the compensation and expenses of its personnel who serve as Trustees and officers on behalf of the Fund and receives a management fee for its services.

The Board of Trustees of the Fund established a deferred compensation plan for the Independent Trustees ("Deferred Compensation Plan"). Under the Deferred Compensation Plan, the Independent Trustees may defer receipt of all, or a portion, of the compensation they earn for their services to the Fund, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by the Advisor ("Shadow Shares"). Governor Edgar currently has elected to defer at least a portion of his fees. In addition, previously, Mr. Dunaway elected to defer fees that were payable, which are now included under the Deferred Compensation Plan. The equivalent Shadow Shares are reflected below in the table describing the Trustee's share ownership.

Members of the Board of Trustees who are officers, directors, employees or stockholders of the Advisor or its affiliates receive no direct compensation from the Fund, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by the Fund. The Independent Trustees are not entitled to benefits under any fund pension or retirement plan. The following table shows compensation received by each Trustee from the Fund and aggregate compensation from the fund complex during the calendar year 2003.

                                                               Pension or Retirement
                                                                 Benefits Accrued       Total Compensation Paid to
                               Compensation from Scudder            as Part of                   Trustees
      Name of Trustee              Variable Series II              Fund Expenses          from Fund Complex(4)(5)
      ---------------              ------------------              -------------          -----------------------

John W. Ballantine                                                      $0                     $218,350
Lewis A. Burnham                                                        $0                     $209,620
Donald L. Dunaway(1)                                                    $0                     $239,200
James R. Edgar(2)                                                       $0                     $175,210
Paul K. Freeman                                                         $0                     $194,280
Robert B. Hoffman                                                       $0                     $189,160
Shirley D. Peterson(3)                                                  $0                     $207,790
Fred B. Renwick                                                         $0                     $183,940
John G. Weithers                                                        $0                     $185,380

(1) Pursuant to a Deferred Compensation Plan, as discussed above, Mr. Dunaway previously elected, in prior years, to defer fees. Deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from the Trust to Mr. Dunaway are $______.

(2) Includes deferred fees. Pursuant to a Deferred Compensation Plan, as discussed above, deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor in which compensation may be deferred by Governor Edgar. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from the Trust to Governor Edgar are $______.

(3) Includes $19,020 in annual retainer fees received by Ms. Peterson as Lead Trustee.

(4) For each Trustee, total compensation includes compensation for service on the boards of 31 trusts/corporations comprised of 81 funds/portfolios. Each Trustee currently serves on the boards of 31 DeAm trusts/corporations comprised of 82 funds/portfolios.

(5) Aggregate compensation reflects amounts paid to the Trustees for special meetings in connection with amending the administrative services agreement and the transfer agency agreement and the delegation of certain fund accounting functions to State Street Bank and Trust Company. Such amounts totaled $15,510 for Messrs.

         Ballantine and Dunaway, $8,560 for Messrs. Freeman, Hoffman, Renwick, and Weithers, $5,170 for Messrs. Burnham and Edgar and Ms. Peterson. These meeting fees were borne by the Advisor.

Paul Freeman, prior to his service as independent trustee of the Trust, served as a board member of certain funds in the Deutsche Bank complex ("DB Funds"). In connection with his resignation and the resignation of certain other board members as Trustees of the DB Funds on July 30, 2002 (the "Effective Date"), which was part of a restructuring of the boards overseeing the DB Funds, Deutsche Asset Management, Inc. ("DeAM") agreed to recommend, and, if necessary obtain, directors and officers ("D&O") liability insurance coverage for the prior board members, including Mr. Freeman, that is at least as equivalent in scope and amount to the D&O coverage provided to the prior board members for the six-year period following the Effective Date. In the event that D&O insurance coverage is not available in the commercial marketplace on commercially reasonable terms from a conventional third party insurer, DeAM reserved the right to provide substantially equivalent protection in the form of an indemnity or financial guarantee from an affiliate of DeAM. The D&O policy in effect prior to the Effective Date provided aggregate coverage of $25,000,000, subject to a $250,000 per claim deductible.

Trustee Fund Ownership. Under the Trust's Governance Procedures and Guidelines, the Independent Trustees have established the expectation that within three years, an Independent Trustee will have invested an amount in those funds he or she oversees (which shall include amounts held under a deferred fee agreement that are valued based on "shadow investments" in such funds) in the aggregate equal to at least one times the amount of the annual retainer received from such funds, with investments allocated to at least one money market, fixed-income and equity fund portfolio, where such an investment is suitable for the particular Independent Trustee's personal investment needs. Each interested Trustee is also encouraged to own an amount of shares (based upon their own individual judgment) of those funds that he or she oversees that best fit for his or her own appropriate investment needs. The following tables set forth each Trustee's share ownership of the Fund and all funds in the fund complex overseen by Trustee as of December 31, 2003.

                                                                           Aggregate Dollar Range of
                                              Dollar Range of               Securities Owned in All
                                            Securities Owned in            Funds in the Fund Complex
Name of Trustee                         Scudder Variable Series II             Overseen by Trustee
---------------                         --------------------------             -------------------

John W. Ballantine                                                                 Over $100,000
Lewis A. Burnham                                                                   Over $100,000
Donald L. Dunaway*                                                                 Over $100,000
James R. Edgar*                                                                    Over $100,000
Paul K. Freeman                                                                    Over $100,000
Richard T. Hale                                                                    Over $100,000
Robert B. Hoffman                                                                  Over $100,000
Shirley D. Peterson                                                                Over $100,000
Fred B. Renwick                                                                    Over $100,000
John G. Weithers                                                                   Over $100,000

* The dollar range of shares shown includes share equivalents of certain Scudder funds in which Mr. Dunaway and Governor Edgar are deemed to be invested pursuant to the Trust's Deferred Compensation Plan as more fully described above under "Remuneration."

[TO BE UPDATED] As of April 1, 2004, all Trustees and Officers of the each Portfolio as a group owned beneficially (as that term is defined is section 13(d) of the Securities Exchange Act of 1934) less than 1% of the outstanding securities of each Portfolio.


Except as otherwise  noted,  as of April 1, 2003,  the shares of the  Portfolios were held of record by KILICO Variable Annuity Separate Account ("KVASA"), KILICO Variable Separate Account ("KVSA"), KILICO Variable Series II ("KVS II"), KILICO Variable Series III ("KVS III"), KILICO Variable Series VI ("KVS VI") Separate Account KGC ("KGC"), Separate Account KG ("KG"), Prudential Variable Contract Account GI-2 ("PVCA"), Cova Variable Annuity Account One ("Cova One"), Cova Variable Annuity Account Five ("Cova Five"), Lincoln Life Variable Annuity Account N ("LLVAA") American General Life Insurance Company Separate Account VL-R, Farmera Annuity Separate Account A ("Farmers VAA") and Farmers Variable Life Separate Account A ("Farmers VLA") on behalf of the owners of variable life insurance contracts and variable annuity contracts. At all meetings of shareholders of these Portfolios, Kemper Investors Life Insurance Company ("KILICO") will vote the shares held of record by KVASA, KVSA KVSA, KVS II, KVS III and KVS VI, Allmerica Financial Life Insurance and Annuity Company ("Allmerica") will vote the shares held of record by KGC and KG, Prudential Insurance Company of America ("Prudential") will vote the shares held of record by PVCA, Cova Financial Services Life Insurance Company and Cova Financial Life Insurance Company (collectively, "Cova") will vote the shares held of record by Cova One and Cova Five, and Lincoln National Life Insurance Company ("Lincoln") will vote the shares held of record by LLVAA only in accordance with the instructions received from the variable life and variable annuity contract owners on behalf of whom the shares are held. All shares for which no instructions are received will be voted in the same proportion as the shares for which instructions are received. Accordingly, KILICO disclaims beneficial ownership of the shares of these portfolios held of record by KVASA, KVSA, KVS II, KVS III and KVS VI, and Allmerica disclaims beneficial ownership of the shares of these Portfolios held of record by KGC and KG, and Prudential disclaims beneficial ownership of the shares of these Portfolios held of record by PVCA, and Cova disclaims beneficial ownership of the shares of these Portfolios held of record by Cova One and Cova Five and Lincoln disclaims beneficial ownership of the shares of these Portfolios held of record by LLVAA.


[TO BE UPDATED. As of April 1, 2004, the Advisor holds less than 5% of each Portfolio.

To the best of the Fund's knowledge, as of April 1, 2004, no person owned more than 5% of each class of the Fund's outstanding shares except as noted below.


As of April 1, 2003, 39,556 shares in the aggregate, or 99.66% of the outstanding shares of Scudder Aggressive Growth Portfolio, Class B were held in the name of The Manufacturers Life Insurance Co. (USA), 500 Boylston Street, Suite 400, Boston, MA 02116, who may be deemed to be the beneficial owner of certain of these shares.

As of April 1, 2003, 192,122 shares in the aggregate, or 96.83% of the outstanding shares of Scudder Blue Chip Portfolio, Class B were held in the name of The Manufacturers Life Insurance Co. (USA), 500 Boylston Street, Suite 400, Boston, MA 02116, who may be deemed to be the beneficial owner of certain of these shares.

As of April 1, 2003, 169,934 shares in the aggregate, or 99.05% of the outstanding shares of Scudder Contrarian Value Portfolio, Class B were held in the name of The Manufacturers Life Insurance Co. (USA), 500 Boylston Street, Suite 400, Boston, MA 02116, who may be deemed to be the beneficial owner of certain of these shares.

As of April 1, 2003, 953,262 shares in the aggregate, or 97.80% of the outstanding shares of Scudder Fixed Income Portfolio, Class B were held in the name of The Manufacturers Life Insurance Co. (USA), 500 Boylston Street, Suite 400, Boston, MA 02116, who may be deemed to be the beneficial owner of certain of these shares.

As of April 1, 2003, 117,048 shares in the aggregate, or 99.01% of the outstanding shares of Scudder Global Blue Chip Portfolio, Class B were held in the name of The Manufacturers Life Insurance Co. (USA), 500 Boylston Street, Suite 400, Boston, MA 02116, who may be deemed to be the beneficial owner of certain of these shares.

As of April 1, 2003, 2,447,964 shares in the aggregate, or 99.75% of the outstanding shares of Scudder Government Securities Portfolio, Class B were held in the name of The Manufacturers Life Insurance Co. (USA), 500 Boylston Street, Suite 400, Boston, MA 02116, who may be deemed to be the beneficial owner of certain of these shares.

As of April 1, 2003, 59,081 shares in the aggregate, or 99.48% of the outstanding shares of Scudder Growth Portfolio, Class B were held in the name of The Manufacturers Life Insurance Co. (USA), 500 Boylston Street, Suite 400,
Boston, MA 02116, who may be deemed to be the beneficial owner of certain of these shares.

As of April 1, 2003, 772,592 shares in the aggregate, or 98.36% of the outstanding shares of Scudder High Income Portfolio, Class B were held in the name of The Manufacturers Life Insurance Co. (USA), 500 Boylston Street, Suite 400, Boston, MA 02116, who may be deemed to be the beneficial owner of certain of these shares.

As of April 1, 2003, 356,420 shares in the aggregate, or 97.54% of the outstanding shares of Scudder International Select Equity Portfolio, Class B
were  held in the  name of The  Manufacturers  Life  Insurance  Co.  (USA),  500
Boylston Street, Suite 400, Boston, MA 02116, who may be deemed to be the beneficial owner of certain of these shares.

As of April 1, 2003, 9,986,062 shares in the aggregate, or 99.11% of the outstanding shares of Scudder Money Market Portfolio, Class B were held in the name of The Manufacturers Life Insurance Co. (USA), 500 Boylston Street, Suite 400, Boston, MA 02116, who may be deemed to be the beneficial owner of certain of these shares.

As of April 1, 2003, 191,249 shares in the aggregate, or 99.89% of the outstanding shares of Scudder Small Cap Growth Portfolio, Class B were held in the name of The Manufacturers Life Insurance Co. (USA), 500 Boylston Street, Suite 400, Boston, MA 02116, who may be deemed to be the beneficial owner of certain of these shares.

As of April 1, 2003, 189,195 shares in the aggregate, or 99.44% of the outstanding shares of Scudder Technology Growth Portfolio, Class B were held in the name of The Manufacturers Life Insurance Co. (USA), 500 Boylston Street, Suite 400, Boston, MA 02116, who may be deemed to be the beneficial owner of certain of these shares.

As of April 1, 2003, 170,640 shares in the aggregate, or 99.90% of the outstanding shares of Scudder Total Return Portfolio, Class B were held in the name of The Manufacturers Life Insurance Co. (USA), 500 Boylston Street, Suite 400, Boston, MA 02116, who may be deemed to be the beneficial owner of certain of these shares.

As of April 1, 2003, 154,156 shares in the aggregate, or 99.93% of the outstanding shares of SVS Dreman Financial Services Portfolio, Class B were held in the name of The Manufacturers Life Insurance Co. (USA), 500 Boylston Street, Suite 400, Boston, MA 02116, who may be deemed to be the beneficial owner of certain of these shares.

As of April 1, 2003, 1,139,672 shares in the aggregate, or 98.42% of the outstanding shares of SVS Dreman High Return Equity Portfolio, Class B were held in the name The Manufacturers Life Insurance Co. (USA), 500 Boylston Street, Suite 400, Boston, MA 02116, who may be deemed to be the beneficial owner of certain of these shares.

As of April 1, 2003, 422,590 shares in the aggregate, or 99.85% of the outstanding shares of SVS Dreman Small Cap Value Portfolio, Class B were held in the name of The Manufacturers Life Insurance Co. (USA), 500 Boylston Street, Suite 400, Boston, MA 02116, who may be deemed to be the beneficial owner of certain of these shares.

As of April 1, 2003, 331,905 shares in the aggregate, or 96.64% of the outstanding shares of SVS Eagle Focused Large Cap Growth Portfolio, Class B were held in the name of The Manufacturers Life Insurance Co. (USA), 500 Boylston Street, Suite 400, Boston, MA 02116, who may be deemed to be the beneficial owner of certain of these shares.

As of April 1, 2003, 196,285 shares in the aggregate, or 99.73% of the outstanding shares of SVS Focus Value+Growth Portfolio, Class B were held in the name of The Manufacturers Life Insurance Co. (USA), 500 Boylston Street, Suite 400, Boston, MA 02116, who may be deemed to be the beneficial owner of certain of these shares.

As of April 1, 2003, 616,135 shares in the aggregate, or 99.80% of the outstanding shares of SVS Index 500 Portfolio, Class B were held in the name of The Manufacturers Life Insurance Co. (USA), 500 Boylston Street, Suite 400,
Boston, MA 02116, who may be deemed to be the beneficial owner of certain of these shares.

As of April 1, 2003, 2,951,056 shares in the aggregate, or 74.61% of the outstanding shares of SVS INVESCO Dynamic Growth Portfolio, Class A were held in the name of Zurich Destination Farmers SVSII c/o Kilco, Windy Point II, 1600
McConnor Parkway, Schaumburg, IL 60196-6800, who may be deemed to be the beneficial owner of certain of these shares.

As of April 1, 2003, 874,964 shares in the aggregate, or 22.12% of the outstanding shares of SVS INVESCO Dynamic Growth Portfolio, Class A were held in the name of Allmerica Life SVSII, 440 Lincoln Street, Worchester, MA 01653-0002, who may be deemed to be the beneficial owner of certain of these shares.

As of April 1, 2003, 105,346 shares in the aggregate, or 99.85% of the outstanding shares of SVS INVESCO Dynamic Growth Portfolio, Class B were held in the name of The Manufacturers Life Insurance Co. (USA), 500 Boylston Street, Suite 400, Boston, MA 02116, who may be deemed to be the beneficial owner of certain of these shares.

As of April 1, 2003, 284,933 shares in the aggregate, or 99.44% of the outstanding shares of SVS Janus Growth And Income Portfolio, Class B were held in the name of The Manufacturers Life Insurance Co. (USA), 500 Boylston Street, Suite 400, Boston, MA 02116, who may be deemed to be the beneficial owner of certain of these shares.

As of April 1, 2003, 167,904 shares in the aggregate, or 98.08% of the outstanding shares of SVS Janus Growth Opportunities Portfolio, Class B were held in the name of The Manufacturers Life Insurance Co. (USA), 500 Boylston Street, Suite 400, Boston, MA 02116, who may be deemed to be the beneficial owner of certain of these shares.

As of April 1, 2003, 297,190 shares in the aggregate, or 53.96% of the outstanding shares of SVS MFS Strategic Value Portfolio, Class A were held in the name of Allmerica Life SVSII, 440 Lincoln Street, Worchester, MA 01653-0002, who may be deemed to be the beneficial owner of certain of these shares.

As of April 1, 2003, 251,243 shares in the aggregate, or 45.61% of the outstanding shares of SVS MFS Strategic Value Portfolio, Class A were held in the name of SSC Investment Corporation, Attn: V. Ramtakah, 345 Park Avenue, Floor 26, New York, NY 10154-0004, who may be deemed to be the beneficial owner of certain of these shares.

As of April 1, 2003, 209,018 shares in the aggregate, or 99.95% of the outstanding shares of SVS MFS Strategic Value Portfolio, Class B were held in the name of The Manufacturers Life Insurance Co. (USA), 500 Boylston Street, Suite 400, Boston, MA 02116, who may be deemed to be the beneficial owner of certain of these shares.

As of April 1, 2003, 6,989,804 shares in the aggregate, or 78.26% of the outstanding shares of SVS Oak Strategic Equity Portfolio, Class A were held in the name of Zurich Destination Farmers SVSII c/o Kilco, Windy Point II, 1600
McConnor Parkway, Schaumburg, IL 60196-6800, who may be deemed to be the beneficial owner of certain of these shares.

As of April 1, 2003, 1,803,445 shares in the aggregate, or 20.19% of the outstanding shares of SVS Oak Strategic Equity Portfolio, Class A were held in the name of Allmerica Life SVSII, 440 Lincoln Street, Worchester, MA 01653-0002, who may be deemed to be the beneficial owner of certain of these shares.

As of April 1, 2003, 242,971 shares in the aggregate, or 98.31% of the outstanding shares of SVS Oak Strategic Equity Portfolio, Class B were held in the name of The Manufacturers Life Insurance Co. (USA), 500 Boylston Street, Suite 400, Boston, MA 02116, who may be deemed to be the beneficial owner of certain of these shares.

As of April 1, 2003, 7,738,345 shares in the aggregate, or 76.64% of the outstanding shares of SVS Turner Mid Cap Growth Portfolio, Class A were held in the name of Zurich Destination Farmers SVSII c/o Kilco, Windy Point II, 1600
McConnor Parkway, Schaumburg, IL 60196-6800, who may be deemed to be the beneficial owner of certain of these shares.

As of April 1, 2003, 2,190,992 shares in the aggregate, or 21.70% of the outstanding shares of SVS Turner Mid Cap Growth Portfolio, Class A were held in the name of Allmerica Life SVSII, 440 Lincoln Street, Worchester, MA 01653-0002, who may be deemed to be the beneficial owner of certain of these shares.


As of April 1, 2003, 291,306 shares in the aggregate, or 99.72% of the Title of Class outstanding shares of SVS Turner Mid Cap Growth Portfolio, Class A were held in the name of The Manufacturers Life Insurance Co. (USA), 500 Boylston Street, Suite 400, Boston, MA 02116, who may be deemed to be the beneficial owner of certain of these shares. ]

Ownership in Securities of the Advisor and Related Companies

As reported to the Fund, the information in the following table reflects ownership by the Independent Trustees and their immediate family members of certain securities as of December 31, 2003. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of the Fund and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund (including Deutsche Bank AG).

                                                                                   Value of
                               Owner and                                        Securities on       Percent of
                              Relationship                                       an Aggregate      Class on an
Independent Trustees          to Trustees        Company      Title of Class        Basis        Aggregate Basis
--------------------          -----------        -------      --------------        -----        ---------------
John W. Ballantine                n/a             None              n/a              n/a               n/a
Lewis A. Burnham                  n/a             None              n/a              n/a               n/a
Donald L. Dunaway                 n/a             None              n/a              n/a               n/a
James R. Edgar                    n/a             None              n/a              n/a               n/a
Paul K. Freeman                   n/a             None              n/a              n/a               n/a
Robert B. Hoffman                 n/a             None              n/a              n/a               n/a
Shirley D. Peterson               n/a             None              n/a              n/a               n/a
Fred B. Renwick                   n/a             None              n/a              n/a               n/a
John G. Weithers                  n/a             None              n/a              n/a               n/a


                                FUND ORGANIZATION

The Fund was organized as a business trust under the laws of Massachusetts on January 22, 1987. On May 1, 1997, the Fund changed its name from "Kemper Investors Fund" to "Investors Fund Series," on May 1, 1999 the Fund changed its name from "Investors Fund Series" to "Kemper Variable Series" and on May 1, 2001, the Fund changed its name from "Kemper Variable Series" to "Scudder Variable Series II." The Fund may issue an unlimited number of shares of beneficial interest all having no par value. Since the Fund offers multiple Portfolios, it is known as a "series company." Currently, each Portfolio offers two classes of shares: Class A and Class B shares. Shares of each Portfolio have equal noncumulative voting rights except that each Portfolio's Class B shares have separate and exclusive voting rights with respect to the Portfolios' Rule 12b-1 Plan. Shares of each class also have equal rights with respect to dividends, assets and liquidation subject to any preferences (such as resulting from different Rule 12b-1 distribution fees), rights or privileges of any classes of shares of a Portfolio. Shares are fully paid and nonassessable when issued, and have no preemptive or conversion rights.

Information about the Portfolios' investment performance is contained in the Fund's 2002 Annual Report to Shareholders, which may be obtained without charge from the Fund or from Participating Insurance Companies which offer the Portfolios.

Shareholder inquiries should be made by writing the Fund at the address shown on the front cover or from Participating Insurance Companies which offer the Portfolios.

The Fund is generally not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Fund ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which approval is required by the 1940 Act; (c) any termination or reorganization of the Fund to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Fund or any Portfolio, establishing a Portfolio, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (e) as to whether a court action, preceding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (f) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Fund, or any registration of the Fund with the SEC or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

The Board may, at any time, terminate the Fund, a Portfolio or a class without shareholder approval.

Under current interpretations of the 1940 Act, the Fund expects that Participating Insurance Company shareholders will offer VLI and VA contract holders the opportunity to instruct them as to how Fund shares attributable to such contracts will be voted with respect to the matters described above. The separate prospectuses describing the VLI and VA contracts include additional disclosure of how contract holder voting rights are computed.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Fund. The Declaration of Trust, however, contains provisions designed to protect shareholders from liability for acts or obligations of the Fund and requires that notice of such provisions be given in each agreement, obligation or instrument entered into or executed by the Fund or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholders held personally liable for the obligations of the Fund and the Fund will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by DeIM remote and not material since it is limited to circumstances in which the provisions limiting liability are inoperative and the Fund itself is unable to meet its obligations.

The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. The Declaration of Trust does not protect a trustee against any liability to which he or she should otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of a trustee. The Declaration of Trust permits the Fund to purchase insurance against certain liabilities on behalf of the Trustees.


                             PROXY VOTING GUIDELINES

The Fund has delegated proxy voting responsibilities to its investment advisor, subject to the Board's general oversight. The Fund has delegated proxy voting to the Advisor with the direction that proxies should be voted consistent with the Fund's best economic interests. The Advisor has adopted its own Proxy Voting Policies and Procedures ("Policies"), and Proxy Voting Guidelines ("Guidelines") for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Advisor and its affiliates, including the Fund's principal underwriter. The Guidelines set forth the Advisor's general position on various proposals, such as:

o Shareholder Rights -- The Advisor generally votes against proposals that restrict shareholder rights.

o Corporate Governance -- The Advisor generally votes for confidential and cumulative voting and against supermajority voting requirements for charter and bylaw amendments.

o Anti-Takeover Matters -- The Advisor generally votes for proposals that require shareholder ratification of poison pills or that request boards to redeem poison pills, and votes against the adoption of poison pills if they are submitted for shareholder ratification. The Advisor generally votes for fair price proposals.

o Compensation Matters -- The Advisor generally votes for executive cash compensation proposals, unless they are unreasonably excessive. The Advisor generally votes against stock option plans that do not meet the Advisor's criteria.

o Routine Matters -- The Advisor generally votes for the ratification of auditors, procedural matters related to the annual meeting and changes in company name, and against bundled proposals and adjournment.

The general provisions described above do not apply to investment companies. The Advisor generally votes proxies solicited by investment companies in accordance with the recommendations of an independent third party, except for proxies solicited by or with respect to investment companies for which the Advisor or an affiliate serves as investment advisor or principal underwriter ("affiliated investment companies"). The Advisor votes affiliated investment company proxies in the same proportion as the vote of the investment company's other shareholders (sometimes called "mirror" or "echo" voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable requirements of the Investment Company Act of 1940.

Although the Guidelines set forth the Advisor's general voting positions on various proposals, the Advisor may, consistent with the Fund's best interests, determine under some circumstances to vote contrary to those positions.

The Guidelines on a particular issue may or may not reflect the view of individual members of the Board or of a majority of the Board. In addition, the Guidelines may reflect a voting position that differs from the actual practices of the public companies within the Deutsche Bank organization or of the investment companies for which the Advisor or an affiliate serves as investment advisor or sponsor.

The Advisor may consider the views of a portfolio company's management in deciding how to vote a proxy or in establishing general voting positions for the Guidelines, but management's views are not determinative.

As mentioned above, the Policies describe the way in which the Advisor resolves conflicts of interest. To resolve conflicts, the advisor, under normal circumstances, votes proxies in accordance with its Guidelines. If the Advisor departs from the Guidelines with respect to a particular proxy or if the Guidelines do not specifically address a certain proxy proposal, a proxy voting committee established by the advisor will vote the proxy. Before voting any such proxy, however, the Advisor's conflicts review committee will conduct an investigation to determine whether any potential conflicts of interest exist in connection with the particular proxy proposal. If the conflicts review committee determines that the Advisor has a material conflict of interest, or certain individuals on the proxy voting committee should be recused from participating in a particular proxy vote, it will inform the proxy voting committee. If notified that the Advisor has a material conflict, or fewer than three voting members are eligible to participate in the proxy vote, typically the Advisor will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.

Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. For example, the Advisor may not vote proxies on certain foreign securities due to local restrictions or customs. The Advisor generally does not vote proxies on securities subject to share blocking restrictions.

                             ADDITIONAL INFORMATION

Other Information

The CUSIP number for each Portfolio is as follows:

                                                              Class A                    Class B
                                                              -------                    -------


Scudder Aggressive Growth Portfolio                           81123X-695                 81123X-646
Scudder Blue Chip Portfolio                                   81123X-869                 81123X-638
Scudder Contrarian Value Portfolio                            81123X-836                 81123X-620
Scudder Fixed Income Portfolio                                81123X-505                 81123X-331
Scudder Global Blue Chip Portfolio                            81123X-828                 81123X-612
Scudder Government Securities Portfolio                       81123X-406                 81123X-596
Scudder Growth Portfolio                                      81123X-786                 81123X-588
Scudder High Income Portfolio                                 81123X-604                 81123X-570
Scudder International Select Equity Portfolio                 81123X-844                 81123X-562
Scudder Money Market Portfolio                                81123X-109                 81123X-554
Scudder Small Cap Growth Portfolio                            81123X-745                 81123X-547
Scudder Strategic Income Portfolio                            81123X-794                 81123X-323
Scudder Technology Growth Portfolio                           81123X-752                 81123X-521
Scudder Total Return Portfolio                                81123X-703                 81123X-513
SVS Dreman Financial Services Portfolio                       81123X-307                 81123X-489
SVS Dreman High Return Equity Portfolio                       81123X-208                 81123X-471
SVS Dreman Small Cap Value Portfolio                          81123X-778                 81123X-539
SVS INVESCO Dynamic Growth Portfolio                          81123X-687                 81123X-497
SVS Eagle Focused Large Cap Growth Portfolio                  81123X-877                 81123X-455
SVS Focus Value+Growth Portfolio                              81123X-760                 81123X-463
SVS Janus Growth And Income Portfolio                         81123X-802                 81123X-448
SVS Janus Growth Opportunities Portfolio                      81123X-885                 81123X-430
SVS Index 500 Portfolio                                       81123X-851                 81123X-422
SVS Turner Mid Cap Growth Portfolio                           81123X-679                 81123X-414
SVS Oak Strategic Equity Portfolio                            81123X-661                 81123X-398
SVS Davis Venture Value Portfolio                             81123X-653                 81123X-380
SVS MFS Strategic Value Portfolio                             81123X-356                 81123X-349
Scudder Mercury Large Cap Core Portfolio
Scudder Mercury Small Cap Value Portfolio


The Fund has a fiscal year ending December 31.

Many of the investment changes in the Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of the Fund. These transactions will reflect investment decisions made by the Advisor in light of each Portfolio's investment objectives and policies, its other portfolio holdings and tax considerations, and should not be construed as recommendations for similar action by other investors.

The Portfolios' prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. The Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS


The financial statements, including the investment portfolios of each Portfolio's Class A and Class B shares (except for Scudder Strategic Income Fund's Class B shares, which has not yet commenced operations), together with the Report of Independent Auditors, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of each Portfolio dated December 31, 2003 are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information.

                                    APPENDIX

COMMERCIAL PAPER RATINGS

A-1, A-2 and Prime-1, Prime-2 Commercial Paper Ratings

Commercial paper rated by Standard & Poor's Ratings Services has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1 or A-2.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or 2.

CORPORATE BONDS

Standard & Poor's Ratings Services Bond Ratings

AAA. Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C. Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI. The rating CI is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service, Inc. Bond Ratings

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                           SCUDDER VARIABLE SERIES II

                            PART C. OTHER INFORMATION

   Item 23.      Exhibits.
   --------      ---------

                   (a)(1)                   Amended and Restated Agreement and Declaration of Trust, dated April 24,
                                            1998. (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement, filed April 28, 1998.)

                   (a)(2)                   Certificate of Amendment of Declaration of Trust, dated March 31, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 24 to the
                                            Registration Statement, filed on April 29, 1999.)

                   (a)(3)                   Amended and Restated Establishment and Designation of Series of Shares of
                                            Beneficial Interest dated March 31, 1999.  (Incorporated by reference to
                                            Post-Effective Amendment No. 27 to the Registration Statement, filed on
                                            September 1, 1999.)

                   (a)(4)                   Amended and Restated Establishment and Designation of Series of Shares of
                                            Beneficial Interest dated July 14, 1999.  (Incorporated by reference to
                                            Post-Effective Amendment No. 27 to the Registration Statement, filed on
                                            September 1, 1999.)

                   (a)(5)                   Amended and Restated Establishment and Designation of Series of Shares of
                                            Beneficial Interest dated September 29, 1999.  (Incorporated by reference to
                                            Post-Effective Amendment No. 29 to the Registration Statement, filed on
                                            October 29, 1999.)

                   (a)(6)                   Redesignation of Series dated May 1, 2000.  (Incorporated by reference to
                                            Post-Effective Amendment No. 32 to the Registration Statement, filed on May
                                            1, 2000.)

                   (a)(7)                   Amended and Restated Establishment and Designation of Series of Shares of
                                            Beneficial Interest dated January 24, 2001.   (Incorporated by reference to
                                            Post-Effective Amendment No. 33 to the Registration Statement, filed on
                                            February 15, 2001.)

                   (a)(8)                   Amended and Restated Establishment and Designation of Series of Shares of
                                            Beneficial Interest dated March 28, 2001.  (Incorporated by reference to
                                            Post-Effective Amendment No. 36 to the Registration Statement, filed on May
                                            1, 2002.)

                   (a)(9)                   Redesignation of Series dated November 29, 2000.  (Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, filed on
                                            February 15, 2001.)

                  (a)(10)                   Amended and Restated Establishment and Designation of Series of Shares of
                                            Beneficial Interest dated March 20, 2002.  (Incorporated by reference to
                                            Post-Effective Amendment No. 36 to the Registration Statement, filed on May
                                            1, 2002.)

                  (a)(11)                   Certificate of Amendment of Declaration of Trust, dated November 29, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 33 to the
                                            Registration Statement, filed on February 15, 2001.)

                                       2

                  (a)(12)                   Redesignation of Series for SVS Dreman Small Cap Value Portfolio, dated
                                            January 15, 2002.  (Incorporated by reference to Post-Effective Amendment
                                            No. 35 to the Registration statement, filed on February 13, 2002.)

                  (a)(13)                   Establishment and Designation of Series of Shares of Beneficial Interest for
                                            SVS MFS Strategic Value Portfolio dated March 20, 2002.  (Incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement,
                                            filed on May 1, 2002.)

                  (a)(14)                   Establishment and Designation of Class of Shares of Beneficial Interest
                                            dated November 28, 2001.  (Incorporated by reference to Post-Effective
                                            Amendment No. 36 to the Registration Statement, filed on May 1, 2002.)

                  (a)(15)                   Amended and Restated Establishment and Designation of Series of Shares of
                                            Beneficial Interest, dated January 15, 2003. (Incorporated by reference to
                                            Post-Effective Amendment No. 38 to the Registration Statement, filed on
                                            February 28, 2003.)

                  (a)(16)                   Establishment and Designation of Classes of Shares of Beneficial Interest,
                                            No Par Value Going Forth, dated January 15, 2003.  (Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement,
                                            filed on February 28, 2003.)

                  (a)(17)                   Redesignation of Series of Shares of Beneficial Interest as Scudder High
                                            Income Portfolio, dated September 2002. (Incorporated by reference to
                                            Post-Effective Amendment No. 39 to the Registration Statement, filed on
                                            April 30, 2003.)

                  (a)(18)                   Establishment and Designation of Classes of Shares of Beneficial Interest,
                                            as Scudder Strategic Income Portfolio, dated January 15, 2003. (Incorporated by reference to Post-Effective Amendment No. 39 to the Registration
                                            Statement, filed on April 30, 2003.)

                  (a)(19)                   Redesignation of Series of Shares of Beneficial Interest as Scudder Fixed
                                            Income Portfolio, dated January 15, 2003. (Incorporated by reference to
                                            Post-Effective Amendment No. 39 to the Registration Statement, filed on
                                            April 30, 2003.)

                   (b)(1)                   By-laws.  (Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement, filed on April 27, 1995.)

                   (b)(2)                   Amended By-laws dated November 30, 2000.  (Incorporated by reference to
                                            Post-Effective Amendment No. 36 to the Registration Statement, filed on May
                                            1, 2002.)

                    (c)                     Text of Share Certificate.  (Incorporated by reference to Post-Effective
                                            Amendment No. 14 to the Registration Statement, filed on April 27, 1995.)

                                       3

                   (d)(1)                   Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Aggressive Growth Portfolio and Deutsche Investment Management Americas Inc.
                                            dated April 5, 2002.  (Incorporated by reference to Post-Effective Amendment
                                            No. 36 to the Registration Statement, filed on May 1, 2002.)

                   (d)(2)                   Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Blue Chip Portfolio and Deutsche Investment Management Americas Inc. dated
                                            April 5, 2002.  (Incorporated by reference to Post-Effective Amendment No.
                                            36 to the Registration Statement, filed on May 1, 2002.)

                   (d)(3)                   Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Contrarian Value Portfolio and Deutsche Investment Management Americas Inc.
                                            dated April 5, 2002.  (Incorporated by reference to Post-Effective Amendment
                                            No. 36 to the Registration Statement, filed on May 1, 2002.)

                   (d)(4)                   Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Global Blue Chip Portfolio and Deutsche Investment Management Americas Inc.
                                            dated April 5, 2002.  (Incorporated by reference to Post-Effective Amendment
                                            No. 36 to the Registration Statement, filed on May 1, 2002.)

                   (d)(5)                   Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Government Securities Portfolio and Deutsche Investment Management Americas
                                            Inc. dated April 5, 2002. (Incorporated by reference to Post-Effective
                                            Amendment No. 36 to the Registration Statement, filed on May 1, 2002.)

                   (d)(6)                   Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Growth Portfolio and Deutsche Investment Management Americas Inc. dated
                                            April 5, 2002.  (Incorporated by reference to Post-Effective Amendment No.
                                            36 to the Registration Statement, filed on May 1, 2002.)

                   (d)(7)                   Investment Management Agreement between the Registrant, on behalf of Scudder
                                            High Yield Portfolio and Deutsche Investment Management Americas Inc. dated
                                            April 5, 2002.  (Incorporated by reference to Post-Effective Amendment No.
                                            36 to the Registration Statement, filed on May 1, 2002.)

                   (d)(8)                   Investment Management Agreement between the Registrant, on behalf of Scudder
                                            International Research Portfolio and Deutsche Investment Management Americas
                                            Inc. dated April 5, 2002.  (Incorporated by reference to Post-Effective
                                            Amendment No. 36 to the Registration Statement, filed on May 1, 2002.)

                   (d)(9)                   Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Investment Grade Bond Portfolio and Deutsche Investment Management Americas
                                            Inc. dated April 5, 2002.  (Incorporated by reference to Post-Effective
                                            Amendment No. 36 to the Registration Statement, filed on May 1, 2002.)

                                       4

                  (d)(10)                   Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Money Market Portfolio and Deutsche Investment Management Americas Inc.
                                            dated April 5, 2002.  (Incorporated by reference to Post-Effective Amendment
                                            No. 36 to the Registration Statement, filed on May 1, 2002.)

                  (d)(11)                   Investment Management Agreement between the Registrant, on behalf of Scudder
                                            New Europe Portfolio and Deutsche Investment Management Americas Inc. dated
                                            April 5, 2002.  (Incorporated by reference to Post-Effective Amendment No.
                                            36 to the Registration Statement, filed on May 1, 2002.)

                  (d)(12)                   Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Small Cap Growth Portfolio and Deutsche Investment Management Americas Inc.
                                            dated April 5, 2002.  (Incorporated by reference to Post-Effective Amendment
                                            No. 36 to the Registration Statement, filed on May 1, 2002.)

                  (d)(13)                   Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Strategic Income Portfolio and Deutsche Investment Management Americas Inc.
                                            dated April 5, 2002.  (Incorporated by reference to Post-Effective Amendment
                                            No. 36 to the Registration Statement, filed on May 1, 2002.)

                  (d)(14)                   Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Technology Growth Portfolio and Deutsche Investment Management Americas Inc.
                                            dated April 5, 2002.  (Incorporated by reference to Post-Effective Amendment
                                            No. 36 to the Registration Statement, filed on May 1, 2002.)

                  (d)(15)                   Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Total Return Portfolio and Deutsche Investment Management Americas Inc.
                                            dated April 5, 2002.  (Incorporated by reference to Post-Effective Amendment
                                            No. 36 to the Registration Statement, filed on May 1, 2002.)

                  (d)(16)                   Investment Management Agreement between the Registrant, on behalf of SVS
                                            Venture Value Portfolio and Deutsche Investment Management Americas Inc.
                                            dated April 5, 2002.  (Incorporated by reference to Post-Effective Amendment
                                            No. 36 to the Registration Statement, filed on May 1, 2002.)

                  (d)(17)                   Investment Management Agreement between the Registrant, on behalf of SVS
                                            Dreman Financial Services Portfolio and Deutsche Investment Management
                                            Americas Inc. dated April 5, 2002.  (Incorporated by reference to
                                            Post-Effective Amendment No. 36 to the Registration Statement, filed on May
                                            1, 2002.)

                  (d)(18)                   Investment Management Agreement between the Registrant, on behalf of SVS
                                            Dreman High Return Equity Portfolio and Deutsche Investment Management
                                            Americas Inc. dated April 5, 2002.  (Incorporated by reference to
                                            Post-Effective Amendment No. 36 to the Registration Statement, filed on May
                                            1, 2002.)

                                       5

                  (d)(19)                   Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Small Cap Growth Value Portfolio and Deutsche Investment Management Americas
                                            Inc. dated April 5, 2002.  (Incorporated by reference to Post-Effective
                                            Amendment No. 36 to the Registration Statement, filed on May 1, 2002.)

                  (d)(20)                   Investment Management Agreement between the Registrant, on behalf of SVS
                                            Focused Large Cap Growth Portfolio and Deutsche Investment Management
                                            Americas Inc. dated April 5, 2002.  (Incorporated by reference to
                                            Post-Effective Amendment No. 36 to the Registration Statement, filed on May
                                            1, 2002.)

                  (d)(21)                   Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Focus Value+Growth Portfolio and Deutsche Investment Management Americas
                                            Inc. dated April 5, 2002.  (Incorporated by reference to Post-Effective
                                            Amendment No. 36 to the Registration Statement, filed on May 1, 2002.)

                  (d)(22)                   Investment Management Agreement between the Registrant, on behalf of SVS
                                            Index 500 Portfolio and Deutsche Investment Management Americas Inc. dated
                                            April 5, 2002.  (Incorporated by reference to Post-Effective Amendment No.
                                            36 to the Registration Statement, filed on May 1, 2002.)

                  (d)(23)                   Investment Management Agreement between the Registrant, on behalf of SVS
                                            Dynamic Growth Portfolio and Deutsche Investment Management Americas Inc.
                                            dated April 5, 2002.  (Incorporated by reference to Post-Effective Amendment
                                            No. 36 to the Registration Statement, filed on May 1, 2002.)

                  (d)(24)                   Investment Management Agreement between the Registrant, on behalf of SVS
                                            Growth and Income Portfolio and Deutsche Investment Management Americas Inc.
                                            dated April 5, 2002.  (Incorporated by reference to Post-Effective Amendment
                                            No. 36 to the Registration Statement, filed on May 1, 2002.)

                  (d)(25)                   Investment Management Agreement between the Registrant, on behalf of SVS
                                            Growth Opportunities Portfolio and Deutsche Investment Management Americas
                                            Inc. dated April 5, 2002.  (Incorporated by reference to Post-Effective
                                            Amendment No. 36 to the Registration Statement, filed on May 1, 2002.)

                  (d)(26)                   Investment Management Agreement between the Registrant, on behalf of SVS
                                            Strategic Equity Portfolio and Deutsche Investment Management Americas Inc.
                                            dated April 5, 2002.  (Incorporated by reference to Post-Effective Amendment
                                            No. 36 to the Registration Statement, filed on May 1, 2002.)

                  (d)(27)                   Investment Management Agreement between the Registrant, on behalf of SVS Mid
                                            Cap Growth Portfolio and Deutsche Investment Management Americas Inc. dated
                                            April 5, 2002.  (Incorporated by reference to Post-Effective Amendment No.
                                            36 to the Registration Statement, filed on May 1, 2002.)

                                       6

                  (d)(28)                   Investment Management Agreement between the Registrant, on behalf of SVS MFS
                                            Strategic Value Portfolio and Deutsche Investment Management Americas Inc.
                                            dated May 1, 2002.  (Incorporated by reference to Post-Effective Amendment
                                            No. 38 to the Registration Statement, filed on February 28, 2003.)

                  (d)(29)                   Subadvisory Agreement between Scudder Kemper Investments, Inc. and Scudder
                                            Investments (U.K.) Limited, dated September 7, 1998, for Kemper
                                            International Portfolio.  (Incorporated by reference to Post-Effective
                                            Amendment No. 23 to the Registration Statement, filed on February 12, 1999.)

                  (d)(30)                   Subadvisory Agreement between Scudder Kemper Investments, Inc. and Eagle
                                            Asset Management, dated October 29, 1999, for KVS Focused Large Cap Growth
                                            Portfolio.  (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed on February 25, 1999.)

                  (d)(31)                   Subadvisory Agreement between Scudder Kemper Investments, Inc. Janus Capital
                                            Corporation, dated October 29, 1999, for KVS Growth Opportunities Portfolio.
                                            (Incorporated by reference to Post-Effective Amendment No. 30 to the
                                            Registration Statement, filed on February 25, 1999.)

                  (d)(32)                   Amended and Restated Subadvisory Agreement between Scudder Kemper
                                            Investments, Inc. and Banker Trust Company, dated August 1, 2000, for Kemper
                                            Index 500 Portfolio.  (Incorporated by reference to Post-Effective Amendment
                                            No. 34 to the Registration Statement, filed on April 30, 2001.)

                  (d)(33)                   Subadvisory Agreement between Zurich Scudder Investments, Inc. and Deutsche
                                            Asset Management, Inc., dated May 1, 2001, for Kemper Index 500 Portfolio.
                                            (Incorporated by reference to Post-Effective Amendment No. 34 to the
                                            Registration Statement, filed on April 30, 2001.)

                  (d)(34)                   Subadvisory Agreement between Zurich Scudder Investments, Inc. and Jennison
                                            Associates LLC, dated May 1, 2001, for SVS Focus Value+Growth Portfolio.
                                            (Incorporated by reference to Post-Effective Amendment No. 35 to the
                                            Registration statement, filed on February 13, 2002.)

                  (d)(35)                   Subadvisory Agreement between Deutsche Investment Management Americas, Inc.
                                            and Dreman Value Management, L.L.C. dated April 5, 2002, for SVS Dreman High
                                            Return Equity Portfolio. (Incorporated by reference to Post-Effective
                                            Amendment No. 39 to the Registration Statement, filed on April 30, 2003.)

                  (d)(36)                   Subadvisory Agreement between Deutsche Investment Management Americas, Inc.
                                            and Davis Select Advisors L.P. dated April 5, 2002, for SVS Davis Venture
                                            Value Portfolio. (Incorporated by reference to Post-Effective Amendment No.
                                            39 to the Registration Statement, filed on April 30, 2003.)

                                       7

                  (d)(37)                   Subadvisory Agreement between Deutsche Investment Management Americas Inc.
                                            and Deutsche Asset Management Investment Services Limited dated September 2,
                                            2002, for Scudder Strategic Income Portfolio. (Incorporated by reference to
                                            Post-Effective Amendment No. 39 to the Registration Statement, filed on
                                            April 30, 2003.)

                  (d)(38)                   Subadvisory Agreement between Deutsche Investment Management Americas, Inc.
                                            and Deutsche Asset Management Investment Services Limited dated September
                                            30, 2002, for Scudder International Select Equity Portfolio. (Incorporated
                                            by reference to Post-Effective Amendment No. 39 to the Registration
                                            Statement, filed on April 30, 2003.)

                  (d)(39)                   Subadvisory Agreement between Deutsche Investment Management Americas Inc.
                                            and Dreman Value Management, L.L.C., dated April 5, 2002, for SVS Dreman
                                            Financial Services Portfolio.  (Incorporated by reference to Post-Effective
                                            Amendment No. 38 to the Registration Statement, filed on February 28, 2003.)

                  (d)(40)                   Subadvisory Agreement between Deutsche Investment Management Americas Inc.
                                            and Dreman Value Management, L.L.C., dated April 5, 2002, for SVS Dreman
                                            Small Cap Value Portfolio.  (Incorporated by reference to Post-Effective
                                            Amendment No. 38 to the Registration Statement, filed on February 28, 2003.)

                  (d)(41)                   Subadvisory Agreement between Deutsche Investment Management Americas Inc.
                                            and Eagle Asset Management, L.L.C., dated April 5, 2002, for SVS Eagle
                                            Focused Large Cap Growth Portfolio.  (Incorporated by reference to
                                            Post-Effective Amendment No. 38 to the Registration Statement, filed on
                                            February 28, 2003.)

                  (d)(42)                   Subadvisory Agreement between Deutsche Investment Management Americas Inc.
                                            and Jennison Associates, L.L.C., dated April 5, 2002, for SVS Focus
                                            Value+Growth Portfolio.  (Incorporated by reference to Post-Effective
                                            Amendment No. 38 to the Registration Statement, filed on February 28, 2003.)

                  (d)(43)                   Subadvisory Agreement between Deutsche Investment Management Americas Inc.
                                            and Dreman Value Management, L.L.C., dated April 5, 2002, for SVS Focus
                                            Value+Growth Portfolio.  (Incorporated by reference to Post-Effective
                                            Amendment No. 38 to the Registration Statement, filed on February 28, 2003.)

                  (d)(44)                   Subadvisory Agreement between Deutsche Investment Management Americas Inc.
                                            and INVESCO Funds Group, Inc., dated April 5, 2002, for SVS Dynamic Growth
                                            Portfolio.  (Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement, filed on February 28, 2003.)

                  (d)(45)                   Subadvisory Agreement between Deutsche Investment Management Americas Inc.
                                            and Janus Capital Management L.L.C., dated April 5, 2002, for SVS Growth And
                                            Income Portfolio.  (Incorporated by reference to Post-Effective Amendment
                                            No. 38 to the Registration Statement, filed on February 28, 2003.)

                                       8

                  (d)(46)                   Subadvisory Agreement between Deutsche Investment Management Americas Inc.
                                            and Janus Capital Management LLC, dated April 5, 2002, for SVS Growth
                                            Opportunities Portfolio.  (Incorporated by reference to Post-Effective
                                            Amendment No. 38 to the Registration Statement, filed on February 28, 2003.)

                  (d)(47)                   Subadvisory Agreement between Deutsche Investment Management Americas Inc.
                                            and Massachusetts Financial Services Company, dated May 1, 2002, for SVS MFS
                                            Strategic Value Portfolio.  (Incorporated by reference to Post-Effective
                                            Amendment No. 38 to the Registration Statement, filed on February 28, 2003.)

                  (d)(48)                   Subadvisory Agreement between Deutsche Investment Management Americas Inc.
                                            and Oak Associates, Ltd., dated April 5, 2002, for SVS Strategic Equity
                                            Portfolio.  (Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement, filed on February 28, 2003.)

                  (d)(49)                   Subadvisory Agreement between Deutsche Investment Management Americas Inc.
                                            and Turner Investment Partners, Inc., dated April 5, 2002, for SVS Mid Cap
                                            Growth Portfolio.  (Incorporated by reference to Post-Effective Amendment
                                            No. 38 to the Registration Statement, filed on February 28, 2003.)

                  (d)(50)                   Subadvisory Agreement between Deutsche Investment Management Americas Inc.
                                            and Northern Trust Investments, Inc., dated April 30, 2003, for SVS Index
                                            500 Portfolio.  (Incorporated by reference to Post-Effective Amendment No.
                                            39 to the Registration Statement, filed on April 30, 2003.)

                  (d)(51)                   Subadvisory Agreement between Deutsche Investment Management Americas Inc.
                                            and Deutsche Asset Management Investment Services Limited, dated September
                                            30, 2002, for Scudder International Select Equity Portfolio.  (Incorporated
                                            by reference to Post-Effective Amendment No. 39 to the Registration
                                            Statement, filed on April 30, 2003.)

                   (e)(1)                   Underwriting and Distribution Services Agreement between Scudder Variable
                                            Series II and Scudder Distributors, Inc., dated April 5, 2002.
                                            (Incorporated by reference to Post-Effective Amendment No. 38 to the
                                            Registration Statement, filed on February 28, 2003.)

                    (f)                     Inapplicable.

                   (g)(1)                   Custody Agreement between the Registrant, on behalf of Kemper Money Market
                                            Portfolio, Kemper Total Return Portfolio, Kemper High Yield Portfolio,
                                            Kemper Growth Portfolio, Kemper Government Securities Portfolio, Kemper
                                            International Portfolio, Kemper Small Cap Growth Portfolio, Kemper
                                            Investment Grade Bond Portfolio, Kemper Value+Growth Portfolio, Kemper
                                            Horizon 20+ Portfolio, Kemper Horizon 10+ Portfolio, Kemper Horizon 5
                                            Portfolio, Kemper Contrarian Portfolio, Kemper Small Cap Value Portfolio,
                                            Kemper Blue Chip Portfolio and Kemper Global Income Portfolio, and Investors
                                            Fiduciary Trust Company, dated March 1, 1995.  (Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement,
                                            filed on April 27, 1995.)

                                       9

                   (g)(2)                   Foreign Custodian Agreement between Chase Manhattan Bank and Kemper
                                            Investors Fund, dated January 2, 1990.  (Incorporated herein by reference to
                                            Post-Effective Amendment No. 14 to the Registration Statement, filed on
                                            April 27, 1995.)

                   (g)(3)                   Custody Agreement between the Registrant, on behalf of KVS Dreman High
                                            Return Equity Portfolio and KVS Dreman Financial Services Portfolio, and
                                            State Street Bank and Trust Company, dated April 24, 1998.  (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement,
                                            filed on February 12, 1999.)

                   (g)(4)                   Custody Agreement between the Registrant, on behalf of Kemper International
                                            Growth and Income Portfolio and Kemper Global Blue Chip Portfolio, and Brown
                                            Brothers Harriman & Co., dated May 1, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999.)

                   (g)(5)                   Addendum to the Custody Agreement between the Registrant, on behalf of
                                            Kemper Aggressive Growth Portfolio and Kemper Technology Growth Portfolio,
                                            and State Street Bank and Trust Company, dated May 1, 1999.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 24 to the
                                            Registration Statement, filed on April 29, 1999.)

                   (g)(6)                   Amendment to Custodian Contract between State Street Bank and Trust Company and Kemper Variable Series, dated January 5, 2001.  (Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement,
                                            filed on April 30, 2001.)

                   (h)(1)                   Agency Agreement between Kemper Investors Fund and Investors Fiduciary Trust
                                            Company, dated March 24, 1987.  (Incorporated herein by reference to
                                            Post-Effective Amendment No. 14 to the Registration Statement, filed on
                                            April 27, 1995.)

                 (h)(1)(a)                  Agency Agreement between Scudder Variable Series II and Scudder Investments
                                            Service Company, dated July 1, 2001.  (Incorporated by reference to
                                            Post-Effective Amendment No. 35 to the Registration statement, filed on
                                            February 13, 2002.)

                   (h)(2)                   Supplement to Agency Agreement.  (Incorporated by reference to
                                            Post-Effective Amendment No. 24 to the Registration Statement, filed on
                                            April 29, 1999.)

                                       10

                   (h)(3)                   Fund Accounting Services Agreements between the Registrant, on behalf of
                                            Kemper Money Market Portfolio, Kemper Total Return Portfolio, Kemper High
                                            Yield Portfolio, Kemper Growth Portfolio, Kemper Government Securities
                                            Portfolio, Kemper International Portfolio, Kemper Small Cap Growth
                                            Portfolio, Kemper Investment Grade Bond Portfolio, Kemper Value+Growth
                                            Portfolio, Kemper Horizon 20+ Portfolio, Kemper Horizon 10+ Portfolio,
                                            Kemper Horizon 5 Portfolio, Kemper Value Portfolio, Kemper Small Cap Value
                                            Portfolio, Kemper Blue Chip Portfolio and Kemper Global Income Portfolio,
                                            and Scudder Fund Accounting Corporation, dated December 31, 1997.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 21 to the
                                            Registration Statement, filed on March 26, 1998.)

                   (h)(4)                   Fund Accounting Services Agreements between the Registrant, on behalf of KVS
                                            Dreman High Return Equity Portfolio, KVS Dreman Financial Services
                                            Portfolio, Kemper Global Blue Chip Portfolio and Kemper International Growth
                                            and Income Portfolio, and Scudder Fund Accounting Corporation, dated May 1,
                                            1998.  (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999.)

                   (h)(5)                   Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Kemper Aggressive Growth Portfolio, and Scudder Fund Accounting Corporation,
                                            dated May 1, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 24 to the
                                            Registration Statement, filed on April 29, 1999.)

                   (h)(6)                   Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Kemper Technology Growth Portfolio, and Scudder Fund Accounting Corporation,
                                            dated May 1, 1999.  (Incorporated by reference to Post-Effective Amendment
                                            No. 24 to the Registration Statement, filed on April 29, 1999.)

                   (h)(7)                   Fund Accounting Services Agreement between the Registrant, on behalf of KVS
                                            Index 500 Portfolio (formerly, Kemper Index 500 Portfolio), and Scudder Fund
                                            Accounting Corporation, dated September 1, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement, filed on August 31, 1999.)

                   (h)(8)                   Fund Accounting Services Agreement between the Registrant, on behalf of KVS
                                            Focused Large Cap Growth Portfolio, and Scudder Fund Accounting Corporation,
                                            dated October 29, 1999.  (Incorporated by reference to Post-Effective
                                            Amendment No. 30 to the Registration Statement, filed on February 25, 1999.)

                   (h)(9)                   Fund Accounting Services Agreement between the Registrant, on behalf of KVS
                                            Growth and Income Portfolio, and Scudder Fund Accounting Corporation, dated
                                            October 29, 1999.  (Incorporated by reference to Post-Effective Amendment
                                            No. 30 to the Registration Statement, filed on February 25, 1999.)

                                       11

                  (h)(10)                   Fund Accounting Services Agreement between the Registrant, on behalf of KVS
                                            Growth Opportunities Portfolio, and Scudder Fund Accounting Corporation,
                                            dated October 29, 1999.  (Incorporated by reference to Post-Effective
                                            Amendment No. 30 to the Registration Statement, filed on February 25, 1999.)

                  (h)(11)                   Fund Accounting Services Agreement between the Registrant, on behalf of SVS
                                            Dynamic Growth Portfolio, and Scudder Fund Accounting Corporation, dated May
                                            1, 2001.  (Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement, filed on April 30, 2001.)

                  (h)(12)                   Fund Accounting Services Agreement between the Registrant, on behalf of SVS
                                            Mid Cap Growth Portfolio, and Scudder Fund Accounting Corporation, dated May
                                            1, 2001.  (Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement, filed on April 30, 2001.)

                  (h)(13)                   Fund Accounting Services Agreement between the Registrant, on behalf of SVS
                                            Strategic Equity Portfolio, and Scudder Fund Accounting Corporation, dated
                                            May 1, 2001.  (Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement, filed on April 30, 2001.)

                  (h)(14)                   Fund Accounting Services Agreement between the Registrant, on behalf of SVS
                                            Venture Value Portfolio, and Scudder Fund Accounting Corporation, dated May
                                            1, 2001.  (Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement, filed on April 30, 2001.)

                  (h)(15)                   Fund Accounting Service Agreement between the Registrant, on behalf of SVS
                                            MFS Strategic Value Portfolio, and Scudder Fund Accounting Corporation,
                                            dated May 1, 2002.  (Incorporated by reference to Post-Effective Amendment
                                            No. 39 to the Registration Statement, filed on April 30, 2003.)

                    (i)                     Opinion of Counsel from Vedder, Price, Kaufman & Kammholz (to be filed by amendment).

                    (j)                     Consent from Ernst & Young LLP (to be filed by amendment).

                    (k)                     Inapplicable.

                    (l)                     Inapplicable.

                   (m)(1)                   Master Distribution Plan for Class B Shares, as approved on November 28,
                                            2001. (Incorporated by reference to Post-Effective Amendment No. 39 to the
                                            Registration Statement, filed on April 30, 2003.)

                   (m)(2)                   Supplement to Master Distribution Plan for Class B Shares, as approved on
                                            January 15, 2003 for Scudder Strategic Income Portfolio.  (Incorporated by
                                            reference to Post-Effective Amendment No. 39 to the Registration Statement,
                                            filed on April 30, 2003.)

                                       12

                   (n)(1)                   Plan Pursuant to Rule 18f-3 as approved on November 28, 2001. (Incorporated by reference to Post-Effective Amendment No. 39 to the Registration
                                            Statement, filed on April 30, 2003.)

                   (p)(1)                   Code of Ethics for Eagle Asset Management.  (Incorporated by reference to
                                            Post-Effective Amendment No. 32 to the Registration Statement, filed on May
                                            1, 2000.)

                   (p)(2)                   Code of Ethics for Janus Capital Corporation.  (Incorporated by reference to
                                            Post-Effective Amendment No. 32 to the Registration Statement, filed on May
                                            1, 2000.)

                   (p)(3)                   Code of Ethics for INVESCO.  (Incorporated by reference to Post-Effective
                                            Amendment No. 34 to the Registration Statement, filed on April 30, 2001.)

                   (p)(4)                   Code of Ethics for Jennison Associates LLC.  (Incorporated by reference to
                                            Post-Effective Amendment No. 34 to the Registration Statement, filed on
                                            April 30, 2001.)

                   (p)(5)                   Code of Ethics for Turner Investment Partners, Inc.  (Incorporated by
                                            reference to Post-Effective Amendment No. 34 to the Registration Statement,
                                            filed on April 30, 2001.)

                   (p)(6)                   Code of Ethics for Oak Associates, Ltd.  (Incorporated by reference to
                                            Post-Effective Amendment No. 34 to the Registration Statement, filed on
                                            April 30, 2001.)

                   (p)(7)                   Code of Ethics for Davis Selected Advisers, L.P.  (Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement, filed on
                                            April 30, 2001.)

                   (p)(8)                   Code of Ethics for Deutsche Asset Management, Inc.  (Incorporated by
                                            reference to Post-Effective Amendment No. 34 to the Registration Statement,
                                            filed on April 30, 2001.)

                   (p)(9)                   Code of Ethics for Scudder Funds, as of April 5, 2002.  (Incorporated by
                                            reference to Post-Effective Amendment No. 38 to the Registration Statement,
                                            filed on February 28, 2003.)

                  (p)(10)                   Code of Ethics for Deutsche Asset Management, Inc., effective September 3,
                                            2002.  (Incorporated by reference to Post-Effective Amendment No. 38 to the
                                            Registration Statement, filed on February 28, 2003.)

                  (p)(11)                   Code of Ethics for Massachusetts Financial Services.  (Incorporated by
                                            reference to Post-Effective Amendment No. 39 to the Registration Statement,
                                            filed on April 30, 2003.)

                  (p)(12)                   Code of Ethics for Northern Trust Corporation affiliates.  (Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement,
                                            filed on April 30, 2003.)

                                       13

                  (p)(13)                   Code of Ethics for Deutsche Asset Management, effective April 15, 2003.
                                            (Incorporated by reference to Post-Effective Amendment No. 41 to the
                                            Registration Statement, filed on September 8, 2003.)

                  (p)(14)                   Code of Ethics for Deutsche Asset Management - US, effective January 1,
                                            2004, is filed herein.

Item 24.          Persons Controlled by or under Common Control with Fund.
--------          --------------------------------------------------------

                  None

Item 25.          Indemnification.
--------          ----------------

         Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit (a)(1) hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

         Each of the trustees who is not an "interested person" (as defined under the Investment Company Act of 1940) of Registrant (a "Non-interested Trustee") has entered into an indemnification agreement with Registrant, which agreement provides that the Registrant shall indemnify the Non-interested Trustee against certain liabilities which such Trustee may incur while acting in the capacity as a trustee, officer or employee of the Registrant to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The indemnification agreement cannot be altered without the consent of the Non-interested Trustee and is not affected by amendment of the Agreement and Declaration of Trust. In addition, the indemnification agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses, more timely, efficient and certain. In accordance with Section 17(h) of the Investment Company Act of 1940, the indemnification agreement does not protect a Non-interested Trustee against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

         The Registrant has purchased insurance policies insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

         On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment adviser, now known as Deutsche Investment Management Americas Inc., was acquired by Deutsche Bank AG, not including certain U.K. Operations (the "Transaction"). In connection with the Trustees' evaluation of the Transaction, Deutsche Bank agreed to indemnify, defend and hold harmless Registrant and the trustees who were not "interested persons" of Scudder, Deutsche Bank or Registrant (the "Independent Trustees") for and against any liability and claims and expenses based upon or arising from, whether in whole or in part, or directly or indirectly, any untrue statement or alleged untrue statement of a material fact made to the Independent Trustees by Deutsche Bank in connection with the Independent Trustees' consideration of the Transaction, or any omission or alleged omission of a material fact necessary in order to make statements made, in light of the circumstances under which they were made, not misleading.

Item 26.          Business and Other Connections of Investment Advisor.
--------          -----------------------------------------------------

         During the last two fiscal years, no director or officer of Deutsche Investment Management Americas Inc., the investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Scudder Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for other Registrants managed by Deutsche Investment Management Americas Inc.

         (b)

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 27.

             (1)                            (2)                                    (3)

Scudder Distributors, Inc.
Name and Principal            Positions and Offices with                  Positions and
Business Address              Scudder Distributors, Inc.                  Offices with Registrant
----------------              --------------------------                  -----------------------

Thomas F. Eggers              Chairman and Director                       None
345 Park Avenue
New York, NY 10154

Jonathan R. Baum              Chief Executive Officer, President and      None
222 South Riverside Plaza     Director
Chicago, IL  60606

Scott B. David                Vice President and Director                 None
Two International Place
Boston, MA  02110-4103

John W. Edwards, Jr.          Chief Financial Officer and Treasurer       None
60 Wall Street
New York, NY  10005-2858

Caroline Pearson              Secretary                                   Assistant Secretary
Two International Place
Boston, MA  02110-4103

Linda J. Wondrack             Vice President and Chief                    None
Two International Place       Compliance Officer
Boston, MA  02110-4103

David Edlin                   Vice President                              None
222 South Riverside Plaza
Chicago, IL 60606

                                       15

             (1)                            (2)                                    (3)

Scudder Distributors, Inc.
Name and Principal            Positions and Offices with                  Positions and
Business Address              Scudder Distributors, Inc.                  Offices with Registrant
----------------              --------------------------                  -----------------------
Robert Froelich               Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

Michael L. Gallagher          Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

M. Patrick Donovan            Vice President                              None
Two International Place
Boston, MA  02110-4103

C. Perry Moore                Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

Kenneth P. Murphy             Vice President                              None
Two International Place
Boston, MA 02110

Philip J. Collora             Assistant Secretary                         Vice President and Assistant Secretary
222 South Riverside Plaza
Chicago, IL  60606

         (c)      Not applicable.

Item 28.          Location of Accounts and Records.
--------          ---------------------------------

         Accounts, books and other documents are maintained at the offices of the Registrant, the offices of the Registrant's investment advisor, Deutsche Investment Management Americas Inc., 222 South Riverside Plaza, Chicago, Illinois 60606; at the offices of the Registrant's principal underwriter, Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606; or, in the case of records concerning custodial functions, at the offices of the custodian, either State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts or Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts; or, in the case of records concerning transfer agency functions, at the offices of State Street and of the shareholder service agent Scudder Investment Services Company, 811 Main Street, Kansas City, Missouri 64105, or DST Systems, Inc., the sub-transfer agent at 127 West 10th Street, Kansas City, Missouri 64105.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and the State of Maryland, on the 11th day of February, 2004.

                                                   Scudder Variable Series II

                                                   By:  /s/ Richard T. Hale
                                                        ------------------------
                                                        Richard T. Hale
                                                        Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on by the following persons in the capacities and on the dates indicated:


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----
/s/ Richard T. Hale
--------------------------------------
Richard T. Hale                             Trustee, Chairman and Chief Executive        February 11, 2004
                                            Officer

/s/ Charles A. Rizzo
--------------------------------------
Charles A. Rizzo                            Treasurer (Principal Financial and           February 11, 2004
                                            Accounting Officer)

/s/John W. Ballantine
--------------------------------------
John W. Ballantine*                         Trustee                                      February 11, 2004

/s/Lewis A. Burnham
--------------------------------------
Lewis A. Burnham *                          Trustee                                      February 11, 2004

/s/Donald L. Dunaway
--------------------------------------
Donald L. Dunaway*                          Trustee                                      February 11, 2004

/s/Paul K. Freeman
--------------------------------------
Paul K. Freeman*                            Trustee                                      February 11, 2004

/s/James R. Edgar
--------------------------------------
James R. Edgar*                             Trustee                                      February 11, 2004

/s/Robert B. Hoffman
--------------------------------------
Robert B. Hoffman*                          Trustee                                      February 11, 2004

/s/Shirley D. Peterson
--------------------------------------
Shirley D. Peterson*                        Trustee                                      February 11, 2004

/s/Fred B. Renwick
--------------------------------------
Fred B. Renwick*                            Trustee                                      February 11, 2004

/s/John G. Weithers
--------------------------------------
John G. Weithers*                           Trustee                                      February 11, 2004

*By:     /s/ Caroline Pearson
         --------------------
         Caroline Pearson**
         Assistant Secretary

** Attorney-in-fact pursuant to the powers of attorney contained in and incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement, as filed on February 13, 2002 and Post-Effective Amendment No. 38 to the Registration Statement, as filed on February 28, 2003.

                                                               File No. 33-11802
                                                               File No. 811-5002



                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 44
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 45

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                           SCUDDER VARIABLE SERIES II

                           SCUDDER VARIABLE SERIES II

                                  EXHIBIT INDEX

                                     (p)(14)







                                       18